UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
JANE KANTER
STEPHEN SHENKENBERG	DECHERT LLP
480 PIERCE STREET	1775 I STREET, N.W.
BIRMINGHAM, MICHIGAN 48009	WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

Item 1: Reports to Shareholders
Management’s Discussion of Fund Performance
Munder Balanced Fund
Hypothetical and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Bond Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Emerging Markets Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Future Technology Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Index 500 Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Ernst & Young LLP, Independent Auditors
Management’s Discussion of Fund Performance
Munder Intermediate Bond Fund
Hypothetical and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder International Bond Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder International Equity Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statement of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder International Growth Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm, Independent Auditors
Management’s Discussion of Fund Performance
Munder Large-Cap Value Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Michigan Tax-Free Bond Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Micro-Cap Equity Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder MidCap Select Fund
Hypothetical and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Multi-Season Growth Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder NetNet Fund
Hypothetical and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Power Plus Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Real Estate Equity Investment Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Small Company Growth Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Small-Cap Value Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Tax-Free Bond Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Munder Tax-Free Short & Intermediate Bond Fund
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Management’s Discussion of Fund Performance
Hypotheticals and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Item 4. Principal Accountant Fees and Services.
Item 5. Audit Committee of Listed Registrants.
Item 6. Schedule of Investments.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.
Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 9. Submission of Matters to a Vote of Security Holders.
Item 10. Controls and Procedures.
Item 11. Exhibits
SIGNATURES
Code of Ethics
Certification Pursuant to Section 302
Certification Pursuant to Section 906

Item 1: Reports to Shareholders

ANNUAL REPORT
June 30, 2004
Munder Balanced Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
22	Statement of Assets and Liabilities
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Statements of Changes in Net Assets — Capital Stock Activity
28	Financial Highlights
33	Notes to Financial Statements
46	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Fixed income securities will tend to experience smaller fluctuations in value than equity securities. However, investors in any fixed income product should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER BALANCED FUND

Fund Managers: The Munder Balanced Fund Team

    The Fund earned a return of 14.41% for the year ended June 30, 2004, relative to the 11.94% return for a 60%/40% blend of the Russell 3000 Index and the Lehman Brothers Intermediate Government/ Credit Index and the 11.38% median return for the Lipper universe of balanced mutual funds. As of June 30, the asset allocation was 62% equities and 38% fixed income and cash equivalents.

    The Fund is a diversified portfolio with equity holdings ranging from large company to small company stocks. The equity styles represented in the Fund include both growth and value. Growth stocks are those selected largely because of anticipated growth in earnings. Value stocks tend to be stocks whose characteristics include relative valuation below that of the market. The Fund also holds equity real estate investment trusts or REITs. An equity REIT is a corporation or trust that uses the pooled capital of many investors to purchase and manage income property. The fixed income portion of the Fund includes bonds from the corporate, government and mortgage-related sectors of the market.

    The Fund outperformed its blended Russell/ Lehman Brothers benchmark for the year ended June 30. All equity sectors of the Fund earned a positive and double-digit return, with the greatest strength coming from the mid-cap sector of the Fund. Although earning a strong absolute return, the large-cap growth segment of the Fund trailed the

ii

other equity sectors. This reflected the lagging performance of both large-cap and growth stocks during the year.

    The fixed income portion of the Fund posted a positive but relatively flat return for the year ended June 30. Fixed income returns were held back by rising interest rates, especially in the last three months of the year.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 3000 Index is an unmanaged index that represents approximately 98% of the U.S. equity market. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. Corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of balanced mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Munder Balanced Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Balanced Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

#	The Russell 3000 Index is an unmanaged index that represents approximately 98% of the U.S. equity market. The Russell 3000/ Lehman Blended Index is a blended index of 60% Russell 3000 Index and 40% Lehman Brothers Intermediate Government/Credit Index. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade U.S. Corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 7/1/94, 2/1/96, 7/1/94, and 7/1/94, respectively.

iv

	GROWTH OF A $10,000 INVESTMENT(1)

					Russell
					3000/
				Russell	Lehman
Class and	With		Without	3000	Blended	Lipper Balanced
Inception Date	Load		Load	Index#	Index#	Funds Median**

CLASS A (4/30/93)	$25,525	*	$27,015	$30,125	$26,144	$22,404

CLASS B (6/21/94)	N/A		25,282	30,125	26,144	22,404

CLASS C (1/24/96)	N/A		19,654	20,431	19,417	17,095

CLASS K (4/16/93)	N/A		26,870	30,125	26,144	22,404

CLASS Y (4/13/93)	N/A		27,575	30,125	26,144	22,404

	AVERAGE ANNUAL TOTAL RETURNS

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS A (4/30/93)	7.83%	*	14.16%	4.97%	*	6.15%	9.82%	*	10.45%	8.46%	*	9.01%

CLASS B (6/21/94)	8.26%	†	13.26%	5.03%	†	5.29%	N/A		9.72%	N/A		9.52%

CLASS C (1/24/96)	12.31%	†	13.31%	N/A		5.31%	N/A		N/A	N/A		8.34%

CLASS K (4/16/93)	N/A		14.13%	N/A		6.01%	N/A		10.39%	N/A		8.82%

CLASS Y (4/13/93)	N/A		14.41%	N/A		6.28%	N/A		10.68%	N/A		9.04%

**	The Lipper Balanced Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 7/1/94, 2/1/96, 7/1/94, and 7/1/94, respectively.

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

v

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vi

Munder Balanced Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 62.4%
Aerospace & Defense — 1.5%
8,750	Engineered Support Systems, Inc.(a)	$511,962
9,200	L-3 Communications Holdings, Inc.	614,560
2,200	Sypris Solutions, Inc.	42,218
12,100	United Defense Industries, Inc.†	423,500
3,450	United Technologies Corporation	315,606

		1,907,846

Air Freight & Logistics — 0.6%
14,250	J.B. Hunt Transport Services, Inc.	549,765
3,700	UTI Worldwide, Inc.	194,953

		744,718

Auto Components — 0.8%
11,600	American Axle & Manufacturing Holdings, Inc.	421,776
6,000	Magna International, Inc., Class A	511,020
3,600	Tenneco Automotive, Inc.†	47,628

		980,424

Beverages — 0.9%
3,900	Coca-Cola Company (The)	196,872
21,900	Constellation Brands, Inc., Class A†	813,147
6,400	Cott Corporation†, (a)	207,360

		1,217,379

Biotechnology — 1.0%
4,350	Amgen, Inc.†	237,379
1,400	Connetics Corporation†, (a)	28,280
800	Digene Corporation†, (a)	29,224
3,900	Gilead Sciences, Inc.†	261,300
3,700	Human Genome Sciences, Inc.†, (a)	43,031
1,300	ILEX Oncology, Inc.†	32,487
6,050	Invitrogen Corporation†	435,539
2,200	Ligand Pharmaceuticals, Incorporated†, (a)	38,236
500	Martek Biosciences Corporation†, (a)	28,085
3,750	Serologicals Corporation†, (a)	74,963
3,100	Vertex Pharmaceuticals, Inc.†, (a)	33,604

		1,242,128

See Notes to Financial Statements.

1

Munder Balanced Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Building Products — 0.5%
11,500	Masco Corporation	$358,570
6,975	Universal Forest Products, Inc.(a)	224,944

		583,514

Capital Markets — 2.0%
10,075	Affiliated Managers Group, Inc.†, (a)	507,478
24,200	Ameritrade Holding Corporation†	274,670
13,900	E*TRADE Financial Corporation†	154,985
3,900	Goldman Sachs Group, Inc.	367,224
12,100	Investors Financial Services Corporation(a)	527,318
2,100	Legg Mason, Inc.	191,121
7,330	Lehman Brothers Holdings, Inc.	551,582

		2,574,378

Chemicals — 1.1%
4,300	Airgas, Inc.	102,813
500	Albemarle Corporation	15,825
600	Georgia Gulf Corporation	21,516
1,200	Hercules, Inc.†	14,628
5,500	Minerals Technologies, Inc.	319,000
13,700	Praxair, Inc.	546,767
600	Quaker Chemical Corporation(a)	16,572
5,890	Scotts Company (The)†	376,253
600	Spartech Corporation	15,564
600	Symyx Technologies, Inc.†	14,472

		1,443,410

Commercial Banks — 1.8%
6,000	Bank of America Corporation	507,720
3,900	Prosperity Bancshares, Inc.(a)	94,965
1,900	Southwest Bancorporation of Texas, Inc.	83,828
16,800	U.S. Bancorp	463,008
3,500	UCBH Holdings, Inc.(a)	138,320
8,200	Wells Fargo & Company	469,286
4,400	Westcorp	199,980
2,000	Wintrust Financial Corporation(a)	101,020
5,250	Zions Bancorporation	322,613

		2,380,740

See Notes to Financial Statements.

2

Shares		Value

Commercial Services & Supplies — 1.9%
3,800	Apollo Group, Inc., Class A†	$335,502
14,920	ARAMARK Corporation, Class B	429,099
2,600	Asset Acceptance Capital Corp.†	44,200
1,400	Bright Horizons Family Solutions, Inc.†, (a)	75,054
3,600	Career Education Corporation†	164,016
17,850	Corinthian Colleges, Inc.†	441,609
1,800	Corporate Executive Board Company (The)	104,022
13,500	Education Management Corporation†	443,610
3,050	FTI Consulting, Inc.†, (a)	50,325
2,600	School Specialty, Inc.†, (a)	94,406
3,400	Stericycle, Inc.†	175,916
7,550	Tetra Tech, Inc.†	123,216

		2,480,975

Communications Equipment — 1.5%
4,300	Alvarion, Ltd.†, (a)	57,104
14,500	Avaya, Inc.†	228,955
1,100	Avocent Corporation†	40,414
32,400	Cisco Systems, Inc.†	767,880
4,500	Comverse Technology, Inc.†	89,730
15,950	Corning, Inc.†	208,307
34,200	JDS Uniphase Corporation†	129,618
25,700	Nokia Corporation, ADR	373,678
2,500	Performance Technologies, Inc.†, (a)	23,525
8,600	Sonus Networks, Inc.†, (a)	41,108

		1,960,319

Computers & Peripherals — 1.3%
2,000	Avid Technology, Inc.†	109,140
4,700	Dell, Inc.†	168,354
19,198	Hewlett-Packard Company	405,078
4,250	International Business Machines Corporation	374,638
5,750	Lexmark International, Inc., Class A†	555,047
1,300	Stratasys, Inc.†, (a)	32,188

		1,644,445

Construction Materials — 0.2%
5,000	Florida Rock Industries, Inc.	210,850

See Notes to Financial Statements.

3

Munder Balanced Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Finance — 0.5%
10,810	AmeriCredit Corp.†, (a)	$211,119
4,850	Capital One Financial Corporation	331,643
4,000	Cash America International, Inc.	92,000
7,000	Rewards Network, Inc.†, (a)	63,000

		697,762

Distributors — 0.0%#
4,800	Source Interlink Companies, Inc.†	53,376

Diversified Financial Services — 1.2%
9,950	CIT Group, Inc.	380,986
25,963	Citigroup, Inc.	1,207,279

		1,588,265

Diversified Telecommunication Services — 0.8%
11,500	ALLTEL Corporation	582,130
1,300	CT Communications, Inc.(a)	19,565
10,000	SBC Communications, Inc.	242,500
400	SureWest Communications(a)	12,640
5,500	Verizon Communications, Inc.	199,045

		1,055,880

Electric Utilities — 0.4%
3,650	Edison International	93,331
1,300	Entergy Corporation	72,813
4,500	Exelon Corporation	149,805
1,300	FPL Group, Inc.	83,135
1,400	Progress Energy, Inc.	61,670

		460,754

Electrical Equipment — 0.3%
9,700	American Power Conversion Corporation	190,605
5,150	Rockwell Automation, Inc.	193,177

		383,782

Electronic Equipment & Instruments — 0.3%
5,280	AU Optronics Corp., ADR(a)	86,275
10,150	Celestica, Inc.†, (a)	202,493
1,500	Itron, Inc.†, (a)	34,410

See Notes to Financial Statements.

4

Shares		Value

Electronic Equipment & Instruments (Continued)
3,700	Multi-Fineline Electronix, Inc.†	$37,148
3,300	TTM Technologies, Inc.†, (a)	39,105

		399,431

Energy Equipment & Services — 0.8%
2,800	ENSCO International Incorporated	81,480
4,200	FMC Technologies, Inc.†	120,960
6,030	National-Oilwell, Inc.†	189,885
1,000	Oceaneering International, Inc.†, (a)	34,250
3,700	Patterson-UTI Energy, Inc.	123,617
2,900	Precision Drilling Corporation†	139,229
19,000	Pride International, Inc.†	325,090

		1,014,511

Food & Staples Retailing — 1.7%
8,700	CVS Corporation	365,574
1,500	Performance Food Group Company†, (a)	39,810
12,000	SUPERVALU, INC	367,320
6,895	SYSCO Corporation	247,324
2,400	United Natural Foods, Inc.†	69,384
17,035	Wal-Mart Stores, Inc.	898,766
4,200	Walgreen Co.	152,082

		2,140,260

Food Products — 0.1%
8,200	Tyson Foods, Inc., Class A	171,790

Gas Utilities — 0.0%#
150	New Jersey Resources Corporation	6,237

Health Care Equipment & Supplies — 1.2%
9,400	Boston Scientific Corporation†	402,320
7,200	CardioDynamics International Corporation†, (a)	36,360
4,260	Fisher Scientific International, Inc.†, (a)	246,015
2,100	ICU Medical, Inc.†, (a)	70,413
2,300	Integra LifeSciences Holdings Corporation†, (a)	81,121
2,800	Kensey Nash Corporation†	96,600
3,750	Medtronic, Inc.	182,700
2,300	Orthofix International N.V.†	98,279
1,700	Possis Medical, Inc.†, (a)	58,055

See Notes to Financial Statements.

5

Munder Balanced Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
3,100	ResMed, Inc.†, (a)	$157,976
1,900	VISX, Incorporated†	50,768

		1,480,607

Health Care Providers & Services — 4.0%
2,150	Accredo Health, Incorporated†	83,743
1,400	American Healthways, Inc.†, (a)	37,268
3,100	AmerisourceBergen Corporation	185,318
6,596	Anthem, Inc.†	590,738
11,319	Caremark Rx, Inc.†	372,848
12,800	Coventry Health Care, Inc.†	625,920
5,400	Davita, Inc.†	166,482
3,225	eResearch Technology, Inc.†, (a)	90,300
3,550	Express Scripts, Inc.†	281,266
12,395	Health Management Associates, Inc., Class A	277,896
1,800	ICON PLC, ADR†	79,182
3,000	MIM Corporation†, (a)	26,100
2,012	Odyssey Healthcare, Inc.†, (a)	37,866
10,400	Omnicare, Inc.	445,224
1,600	Patterson Dental Company†, (a)	122,384
1,100	Quest Diagnostics, Incorporated	93,445
26,750	Select Medical Corporation	358,985
7,874	UnitedHealth Group, Incorporated	490,156
6,800	VCA Antech, Inc.†, (a)	304,776
4,250	Wellpoint Health Networks, Inc.†	476,042

		5,145,939

Hotels, Restaurants & Leisure — 1.5%
3,000	California Pizza Kitchen, Inc.†	57,480
3,600	Carnival Corporation	169,200
8,230	CBRL Group, Inc.	253,895
5,850	Harrah’s Entertainment, Inc.(a)	316,485
4,900	International Game Technology	189,140
3,300	Mandalay Resort Group	226,512
3,500	Penn National Gaming, Inc.†, (a)	116,200
2,100	Ruby Tuesday, Inc.	57,645
13,900	Scientific Games Corporation, Class A†	266,046
1,200	Shuffle Master, Inc.†, (a)	43,572

See Notes to Financial Statements.

6

Shares		Value

Hotels, Restaurants & Leisure (Continued)
250	Starwood Hotels & Resorts Worldwide, Inc.	$11,213
4,700	Station Casinos, Inc.	227,480

		1,934,868

Household Durables — 2.1%
15,400	Centex Corporation	704,550
13,450	D.R. Horton, Inc.	381,980
2,700	KB Home	185,301
3,800	Lennar Corporation, Class A	169,936
420	Lennar Corporation, Class B(a)	17,401
400	NVR, Inc.†, (a)	193,680
9,700	Pulte Homes, Inc.(a)	504,691
3,300	Ryland Group, Inc. (The)	258,060
2,300	Standard Pacific Corp.	113,390
1,000	Tempur-Pedic International, Inc.†	14,010
5,000	Toll Brothers, Inc.†, (a)	211,600

		2,754,599

Household Products — 0.5%
4,200	Kimberly-Clark Corporation	276,696
5,700	The Procter & Gamble Company	310,308

		587,004

Industrial Conglomerates — 1.2%
13,100	ALLETE, Inc.	436,230
3,140	Carlisle Companies, Incorporated	195,465
5,885	General Electric Company	190,674
21,100	Tyco International Ltd.	699,254

		1,521,623

Information Technology Services — 1.2%
5,900	Alliance Data Systems Corporation†	249,275
6,750	CACI International, Inc.†	272,970
20,900	Cognizant Technology Solutions Corporation, Class A†	531,069
4,000	Infosys Technologies Limited, ADR(a)	371,080
14,600	Lionbridge Technologies, Inc.†, (a)	111,690

		1,536,084

Insurance — 2.3%
16,800	ACE Limited	710,304
5,050	AFLAC, Incorporated	206,091

See Notes to Financial Statements.

7

Munder Balanced Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Insurance (Continued)
6,300	Ambac Financial Group, Inc.	$462,672
8,325	American International Group, Inc.	593,406
2,500	FPIC Insurance Group, Inc.†, (a)	61,725
7,750	Prudential Financial, Inc.	360,142
2,200	RenaissanceRe Holdings Ltd.	118,690
4,700	Scottish Re Group Limited(a)	109,275
2,200	Triad Guaranty, Inc.†	128,040
4,600	W. R. Berkley Corporation	197,570

		2,947,915

Internet & Catalog Retail — 0.3%
2,300	eBay, Inc.†	211,485
3,100	Netflix, Inc.†, (a)	111,445

		322,930

Internet Software & Services — 1.5%
2,900	Aladdin Knowledge Systems Ltd.†, (a)	47,705
7,900	Autobytel, Inc.†, (a)	71,732
6,100	Digital Insight Corporation†	126,453
4,600	Digital River, Inc.†	150,098
1,500	j2 Global Communications, Inc.†, (a)	41,700
11,500	LivePerson, Inc.†, (a)	34,615
5,100	SINA Corporation†, (a)	168,249
35,200	United Online, Inc.†, (a)	619,872
12,300	ValueClick, Inc.†, (a)	147,354
20,200	VeriSign, Inc.†	401,980
6,500	WebEx Communications, Inc.†, (a)	141,440

		1,951,198

IT Consulting & Services — 0.1%
2,500	SRA International, Inc.†, (a)	105,800

Machinery — 1.2%
3,200	Actuant Corporation, Class A†, (a)	124,768
4,200	Danaher Corporation	217,770
4,100	ITT Industries, Inc.	340,300
7,700	Oshkosh Truck Corporation	441,287
7,900	SPX Corporation	366,876
1,000	Toro Company (The)(a)	70,070

		1,561,071

See Notes to Financial Statements.

8

Shares		Value

Media — 1.3%
3,000	4Kids Entertainment, Inc.†, (a)	$71,760
11,450	Clear Channel Communications, Inc.	423,077
8,400	Comcast Corporation, Class A Special†	231,924
13,420	Cox Communications, Inc., Class A†	372,942
8,950	Getty Images, Inc.†	537,000

		1,636,703

Metals & Mining — 0.4%
8,500	Alcoa, Inc.	280,755
600	Gibraltar Steel Corporation(a)	19,692
1,200	NN, Inc.	15,252
1,200	Pan American Silver Corporation†, (a)	15,780
1,500	Phelps Dodge Corporation†	116,265
1,900	Royal Gold, Inc.(a)	26,923

		474,667

Multiline Retail — 0.5%
6,700	Federated Department Stores, Inc.	328,970
2,100	Kmart Holding Corporation†, (a)	150,780
5,200	Nordstrom, Inc.	221,572

		701,322

Multi-Utilities & Unregulated Power — 0.3%
1,500	Dominion Resources, Inc.	94,620
3,000	Duke Energy Corporation	60,870
3,250	Equitable Resources, Inc.	168,058
1,200	Public Service Enterprise Group Incorporated	48,036

		371,584

Oil & Gas — 2.0%
9,330	Apache Corporation	406,321
7,400	Chesapeake Energy Corporation(a)	108,928
2,700	ChevronTexaco Corporation	254,097
6,730	ConocoPhillips	513,432
2,000	Evergreen Resources, Inc.†, (a)	80,800
15,100	Exxon Mobil Corporation	670,591
2,600	Kinder Morgan, Inc.	154,154
4,200	Pioneer Natural Resources Company†	147,336
2,550	Total SA, ADR	245,004

		2,580,663

See Notes to Financial Statements.

9

Munder Balanced Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Paper & Forest Products — 0.0%#
1,200	Wausau-Mosinee Paper Corporation	$20,760

Personal Products — 0.5%
6,975	Alberto-Culver Company, Class B	349,726
5,700	Avon Products, Inc.	262,998

		612,724

Pharmaceuticals — 2.5%
1,200	Atrix Laboratories, Inc.†	41,136
6,000	Eon Labs, Inc.†, (a)	245,580
1,600	Impax Laboratories, Inc.†, (a)	31,008
9,700	Johnson & Johnson	540,290
600	Kos Pharmaceuticals, Inc.†, (a)	19,782
1,000	Medicines Company (The)†, (a)	30,510
4,100	Merck & Company, Inc.	194,750
1,500	Noven Pharmaceuticals, Inc.†, (a)	33,030
48,100	Pfizer, Inc.	1,648,868
1,400	Salix Pharmaceuticals Ltd.†, (a)	46,130
5,800	Teva Pharmaceutical Industries Ltd., ADR	390,282

		3,221,366

Real Estate — 4.7%
1,150	AMB Property Corporation	39,825
575	American Financial Realty Trust	8,217
8,800	American Home Mortgage Investment Corporation(a)	228,184
3,775	AmeriVest Properties, Inc.(a)	22,235
825	Apartment Investment & Management Company, Class A	25,682
3,025	Archstone-Smith Trust	88,723
5,625	Ashford Hospitality Trust	46,969
775	Avalon Bay Communities, Inc.	43,803
2,900	Boston Properties, Inc.	145,232
625	Camden Property Trust	28,625
875	CarrAmerica Realty Corporation	26,451
1,250	CBL & Associates Properties, Inc.	68,750
350	CenterPoint Properties Trust	26,863
900	Chelsea Property Group, Inc.	58,698
1,900	Corporate Office Properties Trust	47,215
12,255	Correctional Properties Trust	358,459
1,000	Crescent Real Estate Equities Company	16,120
3,725	Developers Diversified Realty Corporation	131,753

See Notes to Financial Statements.

10

Shares		Value

Real Estate (Continued)
1,950	Duke Realty Corporation	$62,030
3,200	Equity Office Properties Trust	87,040
3,325	Equity One, Inc.(a)	60,116
4,025	Equity Residential	119,663
525	Essex Property Trust, Inc.	35,884
3,275	First Potomac Realty Trust	62,782
38,200	Friedman, Billings, Ramsey Group, Inc., Class A(a)	755,978
14,425	General Growth Properties, Inc.	426,547
2,500	Government Properties Trust, Inc.(a)	26,125
2,650	Health Care REIT, Inc.(a)	86,125
4,725	Hersha Hospitality Trust, Class A	46,683
37,575	Highland Hospitality Corporation	377,629
200	Hospitality Properties Trust	8,460
7,400	Host Marriott Corporation†	91,464
5,600	Impac Mortgage Holdings, Inc.(a)	126,112
1,425	iStar Financial, Inc.	57,000
2,400	Kimco Realty Corporation	109,200
1,875	Mills Corporation (The)	87,563
2,775	Newcastle Investment Corporation(a)	83,111
1,050	Pan Pacific Retail Properties, Inc.	53,046
9,525	ProLogis	313,563
1,225	PS Business Parks, Inc.	49,294
2,700	RAIT Investment Trust	66,555
3,575	Reckson Associates Realty Corporation	98,169
1,075	Regency Centers Corporation	46,118
2,325	Rouse Company (The)	110,437
3,475	Simon Property Group, Inc.	178,684
1,675	SL Green Realty Corporation(a)	78,390
1,400	Town & Country Trust(a)	35,336
20,225	Ventas, Inc.	472,254
6,850	Vornado Realty Trust	391,203
2,937	Weingarten Realty Investors	91,869

		6,106,234

Road & Rail — 0.8%
16,125	Genesee & Wyoming, Inc., Class A†	382,162
9,700	Old Dominion Freight Line, Inc.†	285,956
13,000	Overnite Corporation	382,200

		1,050,318

See Notes to Financial Statements.

11

Munder Balanced Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 1.9%
3,800	Analog Devices, Inc.	$178,904
2,600	Artisan Components, Inc.†, (a)	67,080
1,300	Brooks Automation, Inc.†	26,195
3,500	Conexant Systems, Inc.	15,155
1,400	Cymer, Inc.†	52,416
7,100	FormFactor, Inc.†, (a)	159,395
28,510	Intel Corporation	786,876
18,300	Marvell Technology Group Ltd.†	488,610
6,750	Microchip Technology, Incorporated	212,895
7,000	Siliconware Precision Industries Co., Ltd., ADR†, (a)	28,420
700	Standard Microsystems Corporation†	16,324
20,307	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	168,755
4,500	Texas Instruments, Incorporated	108,810
4,700	Xilinx, Inc.	156,557

		2,466,392

Software — 2.6%
1,700	Altiris, Inc.†, (a)	46,937
14,000	BMC Software, Inc.†	259,000
13,300	Check Point Software Technologies Ltd.†	358,967
3,200	Electronic Arts, Inc.†	174,560
8,400	Epicor Software Corporation†	118,020
450	Kronos, Incorporated†	18,540
1,300	Macrovision Corporation†, (a)	32,539
3,800	Magma Design Automation, Inc.†, (a)	73,074
900	Mentor Graphics Corporation†	13,923
3,850	Mercury Interactive Corporation†	191,846
2,100	Merge Technologies, Incorporated†, (a)	30,723
50,590	Microsoft Corporation	1,444,850
8,300	Red Hat, Inc.†, (a)	190,651
6,900	Symantec Corporation†	302,082
1,300	TALX Corporation(a)	31,759
6,600	Witness Systems, Inc.†	80,190

		3,367,661

Specialty Retail — 3.6%
10,800	Advance Auto Parts, Inc.†	477,144
16,275	Aeropostale, Inc.†, (a)	437,960

See Notes to Financial Statements.

12

Shares		Value

Specialty Retail (Continued)
3,550	Bed Bath & Beyond, Inc.†	$136,498
3,500	Best Buy Co., Inc.	177,590
5,900	Bombay Company, Inc. (The)†, (a)	36,167
11,000	Borders Group, Inc.	257,840
6,300	Casual Male Retail Group, Inc.†, (a)	45,990
6,100	Chico’s FAS, Inc.†	275,476
1,400	Cost Plus, Inc.†	45,430
4,050	Dick’s Sporting Goods, Inc.†, (a)	135,068
15,000	Foot Locker, Inc.	365,100
15,000	Gap, Inc. (The)	363,750
12,800	Home Depot, Inc. (The)	450,560
2,850	Lowe’s Companies, Inc.	149,767
6,200	O’Reilly Automotive, Inc.†, (a)	280,240
5,900	PETCO Animal Supplies, Inc.†	190,039
4,400	Regis Corporation	196,196
4,400	Steiner Leisure Limited†	96,800
2,700	Tractor Supply Company†	112,914
7,050	Urban Outfitters, Inc.†, (a)	429,415

		4,659,944

Textiles, Apparel & Luxury Goods — 0.3%
9,250	Coach, Inc.†	418,008

Thrifts & Mortgage Finance — 2.0%
7,849	Countrywide Financial Corporation	551,392
12,600	Doral Financial Corporation	434,700
8,200	Federal Home Loan Mortgage Corporation	519,060
2,350	Federal National Mortgage Association	167,696
8,040	Independence Community Bank Corp.	292,656
3,500	New Century Financial Corporation(a)	163,870
9,400	PMI Group, Inc. (The)	409,088
2,010	Sterling Financial Corporation(a)	64,059

		2,602,521

Water Utilities — 0.1%
5,775	Aqua America, Inc.	115,789

Wireless Telecommunication Services — 0.6%
1,900	Mobile TeleSystems OJSC, ADR	231,800
7,300	Nextel Communications, Inc., Class A†	194,618
7,700	Nextel Partners, Inc., Class A†, (a)	122,584

See Notes to Financial Statements.

13

Munder Balanced Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Wireless Telecommunication Services (Continued)
2,000	Vimpel Communications, Inc., ADR†	$192,900
1,000	Western Wireless Corporation, Class A†	28,910

		770,812

TOTAL COMMON STOCKS
(Cost $63,019,436)		80,370,280

INVESTMENT COMPANY SECURITIES — 0.1%
600	iShares Russell 2000 Index Fund(a)	70,794
4,000	MCG Capital Corporation(a)	61,520

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $121,985)		132,314

WARRANTS — 0.0%
(Cost $0)
Commercial Services & Supplies — 0.0%
178	American Banknote Corporation, expires 10/01/2007 (exercise price: $10.00)†, ***	0

Principal
Amount

ASSET-BACKED SECURITIES — 1.9%
Credit Card — 1.2%
$900,000	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 08/17/2009	925,175
575,000	Discover Card Master Trust I, Series 1999-6, Class A, 6.850% due 07/17/2007	589,770

		1,514,945

Utilities — 0.7%
430,000	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	450,640
504,796	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	529,016

		979,656

TOTAL ASSET-BACKED SECURITIES
(Cost $2,431,060)		2,494,601

See Notes to Financial Statements.

14

Principal
Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Financials — 1.2%
$1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	$1,124,453
450,000	JP Morgan Chase Commercial Mortgage Security Corporation, Series 2004-C2, Class A3, 5.386% due 05/15/2041†††	447,404
285,595	DLJ Commercial Mortgage Corporation, Series 2000, Class A1A, 6.930% due 08/10/2009	303,569

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,794,886)		1,875,426

CORPORATE BONDS AND NOTES — 11.8%
Electric/ Gas — 0.4%
200,000	AEP Texas Central Company, 5.500% due 02/15/2013	200,164
315,000	Constellation Energy Group, Inc., 7.000% due 04/01/2012	343,025

		543,189

Finance — 7.2%
580,000	Allstate Corporation, 7.200% due 12/01/2009	661,303
450,000	American Express Credit Corporation, 3.000% due 05/16/2008	433,198
500,000	Block Financial Corporation, 8.500% due 04/15/2007	561,149
275,000	Capital One Bank, 5.750% due 09/15/2010	282,613
66,400	Chevron Corporation Profit Sharing, 8.110% due 12/01/2004	68,047
400,000	EOP Operating Limited Partnership, 7.875% due 07/15/2031	446,409
	Ford Motor Credit Company,
160,000	5.800% due 01/12/2009	161,504
360,000	7.000% due 10/01/2013(a)	363,408
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	570,765

See Notes to Financial Statements.

15

Munder Balanced Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Finance (Continued)
	General Motors Acceptance Corporation,
$300,000	5.625% due 05/15/2009	$299,399
130,000	7.250% due 03/02/2011	136,439
235,000	Goldman Sachs Group, Inc., 6.875% due 01/15/2011	257,976
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	384,464
510,000	Landesbank Baden-Wurttemberg, MTN, 6.350% due 04/01/2012	559,076
350,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	368,319
	SLM Corporation, MTN,
250,000	1.290% due 01/25/2007†††	250,018
500,000	5.125% due 08/27/2012	493,930
300,000	Sovereign Bank, 4.375% due 08/01/2013**	296,283
600,000	TIAA Global Markets, Inc., 144A, 3.875% due 01/22/2008††	599,658
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	683,102
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	378,090
150,000	Wachovia Bank, N.A, 7.800% due 08/18/2010	173,335
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	783,113

		9,211,598

Industrial — 3.7%
375,000	British Telecommunications PLC, 8.375% due 12/15/2010	437,931
320,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	375,662
300,000	ConocoPhillips, 3.625% due 10/15/2007	298,928
550,000	Diageo Capital PLC, 3.500% due 11/19/2007	543,640
455,000	Dover Corporation, 6.450% due 11/15/2005	477,168

See Notes to Financial Statements.

16

Principal
Amount		Value

Industrial (Continued)
$400,000	First Data Corporation, 4.700% due 11/01/2006	$412,906
200,000	France Telecom SA, 8.750% due 03/01/2011	231,764
250,000	Pemex Finance Ltd., 9.690% due 08/15/2009	286,773
275,000	Safeway, Inc., 4.125% due 11/01/2008	269,181
200,000	Target Corporation, 7.500% due 08/15/2010	230,239
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	480,796
200,000	Valero Energy Corporation, 6.875% due 04/15/2012	217,475
500,000	Wal-Mart Stores, Inc., 6.875% due 08/10/2009	557,532

		4,819,995

Real Estate — 0.5%
	The Rouse Company,
100,000	3.625% due 03/15/2009	95,004
290,000	5.375% due 11/26/2013	280,137
225,000	Weingarten Realty Investors, 4.857% due 01/15/2014	213,229

		588,370

TOTAL CORPORATE BONDS AND NOTES
(Cost $15,263,151)		15,163,152

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Federal Home Loan Bank (FHLB) — 1.5%
	FHLB:
600,000	2.000% due 04/28/2006	594,016
300,000	4.500% due 11/15/2012(a)	290,565
490,000	5.750% due 05/15/2012(a)	517,111
500,000	6.500% due 11/15/2005	526,158

		1,927,850

See Notes to Financial Statements.

17

Munder Balanced Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corporation (FHLMC) — 3.4%
	FHLMC:
$435,000	3.500% due 09/15/2007(a)	$433,762
2,000,000	4.250% due 06/15/2005(a)	2,038,542
1,100,000	5.625% due 03/15/2011(a)	1,158,706
750,000	6.250% due 03/05/2012	785,778

		4,416,788

Federal National Mortgage Association (FNMA) — 2.9%
	FNMA:
250,000	2.125% due 04/15/2006(a)	246,742
1,000,000	4.250% due 07/15/2007(a)	1,018,445
1,000,000	5.250% due 01/15/2009(a)	1,047,487
1,090,000	5.500% due 03/15/2011	1,140,077
205,000	6.125% due 03/15/2012	221,055

		3,673,806

Government Agency Debentures — 0.8%
400,000	Financing Corporation, 10.700% due 10/06/2017	599,240
400,000	Tennessee Valley Authority, 6.375% due 06/15/2005	415,137

		1,014,377

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,124,230)		11,032,821

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 4.3%
Collateralized Mortgage Obligations (CMO) — 2.1%
	FHLMC,
683,542	Series 1737, Class H, 6.000% due 01/15/2023	694,928
241,930	Series 2091, Class PP, 6.000% due 02/15/2027	245,005

See Notes to Financial Statements.

18

Principal
Amount		Value

Collateralized Mortgage Obligations (Continued)
	FNMA,
$410,860	Series 1994-23, Class PE, 6.000% due 08/25/2022	$415,756
269,314	Series 1998-61, Class PK, 6.000% due 12/25/2026	272,148
1,000,000	GNMA, Series 2002-9, Class B, 5.881% due 03/16/2024	1,053,095

		2,680,932

Federal Home Loan Mortgage Corporation (FHLMC) — 0.0%#
10,879	FHLMC, Pool #E62394, 7.500% due 09/01/2010	11,264

Federal National Mortgage Association (FNMA) — 2.2%
	FNMA,
572,143	Pool #737646, 3.134% due 09/01/2033†††	567,212
318,038	Pool #386314, 3.790% due 07/01/2013	296,848
970,000	Pool #019566, 5.500% due 12/01/2099(b)	965,150
220,051	Pool #323406, 5.995% due 11/01/2008	234,321
653,786	Pool #380709, 6.080% due 10/01/2008	696,540
27,380	Pool #303105, 11.000% due 11/01/2020	30,881
94,704	Pool #100081, 11.500% due 08/20/2016	107,259

		2,898,211

Government National Mortgage Association (GNMA) — 0.0%#
21,203	GNMA, Pool #780584, 7.000% due 06/15/2027	22,620

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $5,582,924)		5,613,027

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Notes — 3.6%
275,000	2.250% due 07/31/2004(a)	275,215
745,000	2.250% due 02/15/2007(a)	730,478

See Notes to Financial Statements.

19

Munder Balanced Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes (Continued)
$125,000	3.000% due 02/15/2009(a)	$121,123
350,000	3.125% due 10/15/2008(a)	342,986
975,000	3.250% due 08/15/2008(a)	962,927
1,392,864	3.625% due 01/15/2008, TIPS, (a)	1,522,193
75,000	4.000% due 11/15/2012(a)	72,612
290,000	4.250% due 08/15/2013(a)	283,090
275,000	4.625% due 05/15/2006(a)	284,743
55,000	4.750% due 11/15/2008(a)	57,441

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,674,950)		4,652,808

REPURCHASE AGREEMENT — 6.0%
(Cost $7,768,000)
7,768,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $7,768,248 on 07/01/2004, collateralized by $8,005,000 FNMA, 2.410% maturing 05/26/2006 (value $7,925,767)	7,768,000

See Notes to Financial Statements.

20

		Value

OTHER INVESTMENTS*
(Cost $21,917,994)	17.0%	$21,917,994

TOTAL INVESTMENTS
(Cost $133,698,616)	117.2	151,020,423
OTHER ASSETS AND LIABILITIES (Net)	(17.2)	(22,134,184)

NET ASSETS	100.0%	$128,886,239

*	As of June 30, 2004, the market value of the securities on loan is $22,316,885. Collateral received for securities loaned includes $21,917,994 invested in 21,917,994 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio and $749,655 of cash.

**	Interest rate shown reflects the rate currently in effect through August 18, 2008. Thereafter, interest rate will be variable.

***	Fair valued security as of June 30, 2004 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

†††	Variable rate security. The interest rate shown reflects the rate currently in effect.

#	Amount represents less than 0.1% of net assets.

(a)	Security, or a portion thereof, on loan.

(b)	Security purchased on a when-issued basis.

ABBREVIATIONS:

ADR  — American Depositary Receipt
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
TIPS  — Treasury Inflation-Protected Security

See Notes to Financial Statements.

21

Munder Balanced Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $22,316,885 of securities on loan)	$143,252,423
Repurchase agreement	7,768,000

Total Investments	151,020,423
Restricted cash	749,655
Interest receivable	455,010
Dividends receivable	91,035
Receivable for securities sold	1,474,191
Receivable for Fund shares sold	216,484
Prepaid expenses and other assets	43,096

Total Assets	154,049,894

LIABILITIES:
Due to custodian	13,218
Payable for Fund shares redeemed	374,092
Payable for securities purchased	1,883,283
Payable upon return of securities loaned	22,667,649
Transfer agency/record keeping fees payable	62,860
Distribution and shareholder servicing fees payable — Class A, B and C Shares	56,689
Trustees’ fees and expenses payable	25,510
Administration fees payable	14,593
Custody fees payable	7,785
Shareholder servicing fees payable — Class K Shares	2,386
Investment advisory fees payable	2,076
Accrued expenses and other payables	53,514

Total Liabilities	25,163,655

NET ASSETS	$128,886,239

Investments, at cost	$133,698,616

See Notes to Financial Statements.

22

NET ASSETS consist of:
Undistributed net investment income	$33,603
Accumulated net realized loss on investments sold	(19,792,852)
Net unrealized appreciation of investments	17,321,807
Paid-in capital	131,323,681

$128,886,239

NET ASSETS:
Class A Shares	$36,742,475

Class B Shares	$42,564,687

Class C Shares	$17,580,034

Class K Shares	$11,769,479

Class Y Shares	$20,229,564

SHARES OUTSTANDING:
Class A Shares	3,454,222

Class B Shares	4,040,924

Class C Shares	1,661,921

Class K Shares	1,112,333

Class Y Shares	1,911,461

CLASS A SHARES:
Net asset value and redemption price per share	$10.64

Maximum sales charge	5.50%
Maximum offering price per share	$11.26

CLASS B SHARES:
Net asset value and offering price per share*	$10.53

CLASS C SHARES:
Net asset value and offering price per share*	$10.58

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.58

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.58

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

23

Munder Balanced Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$1,765,531
Dividends(a)	966,350
Securities lending	24,157

Total Investment Income	2,756,038

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	80,965
Class B Shares	419,904
Class C Shares	166,803
Shareholder servicing fees:
Class K Shares	28,753
Investment advisory fees	777,101
Transfer agency/record keeping fees	284,206
Administration fees	167,739
Custody fees	106,505
Registration and filing fees	61,807
Legal and audit fees	52,071
Trustees’ fees and expenses	25,433
Other	76,171

Total Expenses	2,247,458
Fees waived by transfer agent	(5,823)

Net Expenses	2,241,635

NET INVESTMENT INCOME	514,403

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	6,372,997
Net change in unrealized appreciation/(depreciation) of securities	8,150,737

Net realized and unrealized gain on investments	14,523,734

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,038,137

(a)	Net of dividend withholding taxes of $5,503

See Notes to Financial Statements.

24

Munder Balanced Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

From operations:
Net investment income	$514,403	$699,419
Net realized gain/(loss) from security transactions	6,372,997	(8,823,163)
Net change in unrealized appreciation/(depreciation) of securities	8,150,737	9,654,341

Net increase in net assets resulting from operations	15,038,137	1,530,597
Dividends to shareholders from net investment income:
Class A Shares	(212,098)	(266,861)
Class B Shares	(13,023)	(138,965)
Class C Shares	(5,025)	(55,763)
Class K Shares	(72,812)	(117,359)
Class Y Shares	(159,677)	(147,830)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	6,107,503	85,135
Class B Shares	(2,021,393)	(8,631,821)
Class C Shares	91,674	(4,488,669)
Class K Shares	(1,246,044)	(431,020)
Class Y Shares	4,952,536	3,196,077

Net increase/(decrease) in net assets	22,459,778	(9,466,479)
NET ASSETS:
Beginning of year	106,426,461	115,892,940

End of year	$128,886,239	$106,426,461

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$33,603	$(9,587)

See Notes to Financial Statements.

25

Munder Balanced Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$14,154,767	$12,261,523
Issued as reinvestment of dividends	160,230	201,065
Redeemed	(8,207,494)	(12,377,453)

Net increase	$6,107,503	$85,135

Class B Shares:
Sold	$6,814,748	$7,032,905
Issued as reinvestment of dividends	8,858	94,149
Redeemed*	(8,844,999)	(15,758,875)

Net decrease	$(2,021,393)	$(8,631,821)

Class C Shares:
Sold	$4,846,078	$3,498,318
Issued as reinvestment of dividends	3,169	37,737
Redeemed	(4,757,573)	(8,024,724)

Net increase/(decrease)	$91,674	$(4,488,669)

Class K Shares:
Sold	$1,770,291	$1,433,731
Redeemed	(3,016,335)	(1,864,751)

Net decrease	$(1,246,044)	$(431,020)

Class Y Shares:
Sold	$7,650,898	$4,289,595
Issued as reinvestment of dividends	83,787	65,812
Redeemed	(2,782,149)	(1,159,330)

Net increase	$4,952,536	$3,196,077

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

26

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	1,392,191	1,407,553
Issued as reinvestment of dividends	15,588	23,122
Redeemed	(807,770)	(1,431,860)

Net increase/(decrease)	600,009	(1,185)

Class B Shares:
Sold	679,340	818,124
Issued as reinvestment of dividends	862	11,061
Redeemed*	(876,579)	(1,840,716)

Net decrease	(196,377)	(1,011,531)

Class C Shares:
Sold	475,001	403,482
Issued as reinvestment of dividends	307	4,414
Redeemed	(467,183)	(935,977)

Net increase/(decrease)	8,125	(528,081)

Class K Shares:
Sold	174,731	163,819
Redeemed	(302,746)	(217,863)

Net decrease	(128,015)	(54,044)

Class Y Shares:
Sold	757,809	495,902
Issued as reinvestment of dividends	8,181	7,575
Redeemed	(273,270)	(134,525)

Net increase	492,720	368,952

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

27

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.38	$9.22	$10.25	$12.13	$12.96

Income/(loss) from investment operations:
Net investment income	0.08	0.09	0.16	0.19	0.15
Net realized and unrealized gain/(loss) on investments	1.25	0.17	(1.04)	(0.26)	2.40

Total from investment operations	1.33	0.26	(0.88)	(0.07)	2.55

Less distributions:
Dividends from net investment income	(0.07)	(0.10)	(0.15)	(0.18)	(0.13)
Distributions in excess of net investment income	—	—	—	—	(0.02)
Distributions from net realized gains	—	—	—	(1.35)	(3.23)
Distributions in excess of net realized gains	—	—	—	(0.28)	—

Total distributions	(0.07)	(0.10)	(0.15)	(1.81)	(3.38)

Net asset value, end of period	$10.64	$9.38	$9.22	$10.25	$12.13

Total return(b)	14.16%	2.86%	(8.60)%	(1.23)%	27.17%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,742	$26,766	$26,336	$20,621	$6,229
Ratio of operating expenses to average net assets	1.54%	1.57%	1.37%	1.31%	1.26%
Ratio of net investment income to average net assets	0.76%	1.07%	1.59%	1.80%	1.33%
Portfolio turnover rate	65%	61%	79%	165%	176%
Ratio of operating expenses to average net assets without expense waivers	1.55%	1.58%	1.37%	1.31%	1.26%

(a)	The Munder Balanced Fund Class A Shares and Class B Shares commenced operations on April 30, 1993 and June 21, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

28

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$9.30		$9.15	$10.16	$12.08	$12.92

0.00	(d)	0.03	0.08	0.11	0.07
1.23		0.15	(1.01)	(0.30)	2.38

1.23		0.18	(0.93)	(0.19)	2.45

(0.00	)(d)	(0.03)	(0.08)	(0.10)	(0.06)
—		—	—	—	(0.00	)(d)
—		—	—	(1.35)	(3.23)
—		—	—	(0.28)	—

—		(0.03)	(0.08)	(1.73)	(3.29)

$10.53		$9.30	$9.15	$10.16	$12.08

13.26%		2.00%	(9.16)%	(2.30)%	26.22%

$42,565		$39,406	$48,006	$47,329	$9,582
2.29%		2.32%	2.12%	2.06%	2.01%
0.01%		0.32%	0.84%	1.05%	0.58%
65%		61%	79%	165%	176%
2.30%		2.33%	2.12%	2.06%	2.01%

See Notes to Financial Statements.

29

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.34		$9.19	$10.20	$12.12	$12.95

Income/(loss) from investment operations:
Net investment income	0.00	(d)	0.03	0.08	0.11	0.07
Net realized and unrealized gain/(loss) on investments	1.24		0.15	(1.01)	(0.30)	2.39

Total from investment operations	1.24		0.18	(0.93)	(0.19)	2.46

Less distributions:
Dividends from net investment income	(0.00	)(d)	(0.03)	(0.08)	(0.10)	(0.05)
Distributions in excess of net investment income	—		—	—	—	(0.01)
Distributions from net realized gains	—		—	—	(1.35)	(3.23)
Distributions in excess of net realized gains	—		—	—	(0.28)	—

Total distributions	—		(0.03)	(0.08)	(1.73)	(3.29)

Net asset value, end of period	$10.58		$9.34	$9.19	$10.20	$12.12

Total return(b)	13.31%		1.99%	(9.12)%	(2.38)%	26.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,580		$15,445	$20,041	$24,364	$5,145
Ratio of operating expenses to average net assets	2.29%		2.32%	2.12%	2.06%	2.01%
Ratio of net investment income to average net assets	0.01%		0.32%	0.84%	1.05%	0.58%
Portfolio turnover rate	65%		61%	79%	165%	176%
Ratio of operating expenses to average net assets without expense waivers	2.30%		2.33%	2.12%	2.06%	2.01%

(a)	The Munder Balanced Fund Class C Shares and Class K Shares commenced operations on January 24, 1996 and April 16, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

30

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$9.33	$9.17	$10.19	$12.14	$12.98

0.08	0.09	0.16	0.20	0.15
1.24	0.17	(1.03)	(0.34)	2.39

1.32	0.26	(0.87)	(0.14)	2.54

(0.07)	(0.10)	(0.15)	(0.18)	(0.15)
—	—	—	—	—
—	—	—	(1.35)	(3.23)
—	—	—	(0.28)	—

(0.07)	(0.10)	(0.15)	(1.81)	(3.38)

$10.58	$9.33	$9.17	$10.19	$12.14

14.13%	2.76%	(8.45)%	(1.81)%	27.01%

$11,769	$11,571	$11,876	$17,713	$23,695
1.54%	1.57%	1.37%	1.31%	1.26%
0.76%	1.07%	1.59%	1.80%	1.33%
65%	61%	79%	165%	176%
1.55%	1.58%	1.37%	1.31%	1.26%

See Notes to Financial Statements.

31

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.33	$9.18	$10.20	$12.14	$12.98

Income/(loss) from investment operations:
Net investment income	0.10	0.11	0.18	0.22	0.18
Net realized and unrealized gain/(loss) on investments	1.24	0.16	(1.02)	(0.32)	2.39

Total from investment operations	1.34	0.27	(0.84)	(0.10)	2.57

Less distributions:
Dividends from net investment income	(0.09)	(0.12)	(0.18)	(0.21)	(0.18)
Distributions from net realized gains	—	—	—	(1.35)	(3.23)
Distributions in excess of net realized gains	—	—	—	(0.28)	—

Total distributions	(0.09)	(0.12)	(0.18)	(1.84)	(3.41)

Net asset value, end of period	$10.58	$9.33	$9.18	$10.20	$12.14

Total return(b)	14.41%	3.02%	(8.31)%	(1.46)%	27.33%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$20,230	$13,238	$9,634	$10,821	$5,430
Ratio of operating expenses to average net assets	1.29%	1.32%	1.12%	1.06%	1.01%
Ratio of net investment income to average net assets	1.01%	1.32%	1.84%	2.05%	1.58%
Portfolio turnover rate	65%	61%	79%	165%	176%
Ratio of operating expenses to average net assets without expense waivers	1.30%	1.33%	1.12%	1.06%	1.01%

(a)	The Munder Balanced Fund Class Y Shares commenced operations on April 13, 1993.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

32

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Balanced Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide an attractive investment return through a combination of long-term growth of capital and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. As of June 30, 2004, the Class R Shares of the Fund had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted

33

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities other than depositary receipts for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company or issuer-specific information, industry information, comparable, publicly-traded securities information and/or securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

34

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $5,823 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

35

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, the Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P®MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $167,739 before payment of sub-administration fees and $70,344 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1402% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis)

36

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,261 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

37

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $419 to Comerica Securities and $26,498 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $67,465,134 and $68,772,393 respectively, for the year ended June 30, 2004. For the year ended June 30, 2004, cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $20,254,294 and $6,621,153, respectively.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $18,364,774 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,718,047 and net appreciation for Federal income tax purposes was $16,646,727. At June 30, 2004, aggregate cost for Federal income tax purposes was $134,373,696.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30,

38

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $1,382.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting from different book and tax accounting for return of capital, capital gain distributions and premium amortization were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

    During the years ended June 30, 2004 and June 30, 2003, distributions of $462,635 and $726,778, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$54,241	$(19,117,772)	$16,646,727	$(2,416,804)

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate trust basis adjustments, premium amortization accruals and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $19,117,772 of unused capital losses of which $4,536,088 and $14,581,684 expire in 2010 and 2011, respectively.

39

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

9. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved the implementation of a 2% short-term trading (redemption) fee applicable to all classes of shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

10. Tax Information (Unaudited)

    The percentages of total net assets invested in U.S. Government and U.S. Government Agency obligations at June 30, 2004 were as follows:

Federal Home Loan Bank	1.5%
Federal Home Loan Mortgage Corporation	4.2%
Federal National Mortgage Association	5.6%
Government Agency Debentures	0.5%
Tennessee Valley Authority	0.3%
U.S. Treasury Notes	3.6%

    Of the distributions paid by the Fund, 99.7% will qualify for the dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2004, the Fund designates approximately $971,853, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

11. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

40

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

41

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

42

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

43

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

44

Munder Balanced Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

45

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Balanced Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Balanced Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Balanced Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

46

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNBLNC604

ANNUAL REPORT
June 30, 2004
Munder Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER BOND FUND

Fund Managers: The Munder Bond Fund Team

    The Fund earned a return of 0.12% for the year ended June 30, 2004, compared to the 0.21% return for 50%/50% blend of the Lehman Brothers Aggregate Bond Index and Lehman Brothers Credit Index and the -0.10% median return for the Lipper universe of corporate debt A-rated mutual funds.

    The greatest source of strength for the Fund, relative to its Lehman Brothers blended benchmark, was the Fund’s maturity structure. Given the steepness of the yield curve, that is, the wide gap between shorter-term and longer-term interest rates, the Fund had a barbell maturity structure during the year. (With a barbell maturity structure, the desired maturity is reached through a combination of shorter-term and longer-term maturities.) Historically, this structure contributes the most to relative returns when the gap in yields narrows. With the decline in the yield differential between two-year and three-year securities relative to longer-term maturities during the year, the barbell structure was positive for the Fund. Sector weightings, issue selection and the Fund’s high quality focus also boosted relative performance for the year. Nevertheless, the positive impact on relative performance of these factors was not enough to boost Fund performance above that of its Lehman Brothers blended benchmark.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to

ii

the accuracy thereof and the information is subject to correction. The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. The Lehman Brothers Credit Index is an unmanaged index made up of publicly issued, fixed-rate, non-convertible, investment-grade U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of corporate debt A-rated mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Munder Bond Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Bond Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

#	The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. The Lehman Blended Index is a blended index made up of 50% Lehman Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index. The Lehman Brothers Credit Index is an unmanaged index made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 3/1/96, 4/1/96, 7/1/94, and 7/1/94, respectively.

iv

	GROWTH OF A $10,000 INVESTMENT(1)

				Lehman
				Aggregate	Lehman	Lipper Corp.
Class and	With		Without	Bond	Blended	Debt A-Rated
Inception Date	Load		Load	Index#	Index#	Funds Median**

CLASS A (12/9/92)	$17,293	*	$18,013	$20,393	$20,941	$18,897

CLASS B (3/13/96)	N/A		14,765	17,232	17,461	16,097

CLASS C (3/25/96)	N/A		14,688	17,354	17,599	16,235

CLASS K (11/23/92)	N/A		18,029	20,393	20,941	18,897

CLASS Y (12/1/91)	N/A		18,508	20,393	20,941	18,897

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Ten		Ten	Since		Since
Class and	Year		Year	Years		Years	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (12/9/92)	(4.21)%	*	(0.24)%	4.55%	*	5.41%	5.63%	*	6.06%	5.49%	*	5.86%

CLASS B (3/13/96)	(5.67)%	†	(0.87)%	4.33%	†	4.66%	N/A		N/A	N/A		4.81%

CLASS C (3/25/96)	(1.93)%	†	(0.97)%	N/A		4.62%	N/A		N/A	N/A		4.76%

CLASS K (11/23/92)	N/A		(0.24)%	N/A		5.43%	N/A		6.07%	N/A		5.85%

CLASS Y (12/1/91)	N/A		0.12%	N/A		5.71%	N/A		6.35%	N/A		5.95%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

**	The Lipper Corporate Debt A-Rated Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 3/1/96, 4/1/96, 7/1/94, and 7/1/94, respectively.

v

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vi

Munder Bond Fund

Portfolio of Investments, June 30, 2004

Principal
Amount		Value

ASSET-BACKED SECURITIES — 14.1%
Auto Loan — 8.3%
$1,000,000	Capital Auto Receivables Asset Trust, Series 2003-3, Class A2A, 2.350% due 10/16/2006	$998,435
1,200,000	Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.160% due 03/17/2008	1,233,468
758,187	Navistar Financial Corporation Owner Trust, Series 2002-A, Class B, 4.950% due 04/15/2009	765,070
1,500,000	WFS Financial 2003-4 Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	1,494,270

		4,491,243

Credit Card — 3.8%
1,000,000	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 08/17/2009	1,027,973
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 3.789% due 03/15/2011††, **	1,069,787

		2,097,760

Home Equity Loans — 2.0%
1,095,070	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Class A1, 1.590% due 03/25/2033††	1,095,437

TOTAL ASSET-BACKED SECURITIES
(Cost $7,612,371)		7,684,440

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) — 1.4%
(Cost $753,659)
Finance — 1.4%
750,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	746,135

CORPORATE BONDS AND NOTES — 55.5%
Electric/Gas — 2.3%
750,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	750,614
500,000	FirstEnergy Corporation, Series B, 6.450% due 11/15/2011	518,380

		1,268,994

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Financials — 34.7%
$500,000	American Express Credit Corporation, 3.000% due 05/16/2008	$481,331
790,000	Axa, 8.600% due 12/15/2030	967,446
500,000	Block Financial Corporation, 8.500% due 04/15/2007	561,149
900,000	Citigroup, Inc., 6.500% due 01/18/2011	982,086
1,000,000	City National Corporation, 5.125% due 02/15/2013	970,967
900,000	Credit Suisse First Boston USA, Inc., 6.125% due 11/15/2011	947,274
500,000	EOP Operating Limited Partnership, 7.875% due 07/15/2013	558,011
1,400,000	Ford Motor Credit Company, 7.000% due 10/01/2013**	1,413,252
	General Motors Acceptance Corporation,
200,000	5.625% due 05/15/2009	199,599
700,000	7.250% due 03/02/2011	734,673
890,000	Heller Financial, Inc., 6.375% due 03/15/2006	941,312
450,000	Household Finance Corporation, 8.000% due 07/15/2010	522,177
500,000	Independence Community Bank Corporation, 3.750% due 04/01/2014	475,746
1,250,000	Inter-American Development Bank, MTN, 6.750% due 07/15/2027	1,393,534
1,000,000	International Lease Finance Corporation, 5.875% due 05/01/2013	1,025,237
1,000,000	Jackson National Life Insurance Company, MTN, 144A, 5.250% due 03/15/2007†	1,051,424
1,055,000	Landesbank Baden-Wurttemberg, MTN, 6.350% due 04/01/2012	1,156,521
500,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013	492,021
500,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	501,060
500,000	Rouse Company, 3.625% due 03/15/2009	475,020

See Notes to Financial Statements.

2

Principal
Amount		Value

Financials (Continued)
$300,000	SLM Corporation, MTN, 1.290% due 01/25/2007††	$300,021
950,000	Sovereign Bank, 5.125% due 03/15/2013	903,074
1,000,000	Washington Mutual Bank FA, MTN, 1.520% due 07/25/2006††	1,004,867
800,000	Weigarten Realty Investments, REIT, MTN, 4.857% due 01/15/2014	758,149

		18,815,951

Industrial — 14.1%
500,000	American Standard, Inc., 7.375% due 02/01/2008	540,000
995,000	Anheuser-Busch Companies, 9.000% due 12/01/2009	1,209,526
500,000	Archer-Daniels-Midland Company, 7.000% due 02/01/2031	556,664
570,000	Becton Dickinson & Co., 6.700% due 08/01/2028	613,586
500,000	British Telecommunications PLC, 8.375% due 12/15/2010	583,907
550,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	645,670
500,000	Daimler Chrysler North America Holding Corporation, 4.750% due 01/15/2008	504,144
750,000	Dover Corporation, 6.450% due 11/15/2005	786,541
500,000	France Telecom SA, 8.750% due 03/01/2011	579,410
1,000,000	S.C. Johnson & Son, Inc., Series 144A, 5.750% due 02/15/2033†	929,919

See Notes to Financial Statements.

3

Munder Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrial (Continued)
$300,000	Sprint Capital Corporation, 8.750% due 03/15/2032	$349,584
350,000	Telecom Italia Capital, MTN, 144A, 5.250% due 11/15/2013†	338,746

		7,637,697

Utilities — 4.4%
1,225,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	1,289,116
1,000,000	Verizon New England, Inc., 6.500% due 09/15/2011	1,065,538

		2,354,654

TOTAL CORPORATE BONDS AND NOTES
(Cost $29,931,382)		30,077,296

FOREIGN BONDS AND NOTES — 1.4%
(Cost $737,250)
Government — 1.4%
750,000	United Mexican States, MTN, 6.375% due 01/16/2013	748,500

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Bank (FHLB) — 3.6%
2,000,000	FHLB, 2.000% due 04/28/2006	1,980,054

Federal Home Loan Mortgage Corporation (FHLMC) — 5.3%
	FHLMC:
740,000	5.125% due 11/07/2013**	724,441
1,500,000	5.750% due 04/15/2008	1,600,755
500,000	6.250% due 03/05/2012	523,852

		2,849,048

See Notes to Financial Statements.

4

Principal
Amount		Value

Federal National Mortgage Association (FNMA) — 1.2%
	FNMA:
$500,000	1.700% due 02/13/2006	$495,028
150,000	6.125% due 03/15/2012	161,748

		656,776

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,484,718)		5,485,878

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 12.7%
Collateralized Mortgage Obligations (CMO) — 1.1%
	Federal Home Loan Mortgage Corporation,
300,000	Series 2802, Class NC, 5.000% due 05/15/2028	299,962
270,066	Series 2132, Class PD, 6.000% due 11/15/2027	280,515

		580,477

Federal Home Loan Mortgage Corporation (FHLMC) — 3.9%
	FHLMC,
1,530,894	Pool #C01501, Gold, 5.500% due 03/01/2033	1,528,906
97,544	Pool #E62394, Gold, 7.500% due 09/01/2010	100,992
469,272	Pool #C30261, 7.500% due 08/01/2029	505,740

		2,135,638

Federal National Mortgage Association (FNMA) — 6.9%
	FNMA,
	Pool #767413,
949,545	5.500% due 01/01/2034	946,233
900,000	5.500% due 12/01/2099†††	895,500
1,000,000	Pool #779137, 6.000% due 06/01/2034	1,022,137
236,532	Pool #303105, 11.000% due 11/01/2020	266,777
517,506	Pool #100081, 11.500% due 08/20/2016	586,115

		3,716,762

See Notes to Financial Statements.

5

Munder Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Government National Mortgage Association (GNMA) — 0.8%
	GNMA,
$248,792	Pool #627907, 5.000% due 02/15/2034	$241,530
194,686	Pool #780584, 7.000% due 06/15/2027	207,695

		449,225

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $6,855,647)		6,882,102

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds — 1.3%
335,000	5.375% due 02/15/2031	337,866
345,000	6.250% due 05/15/2030**	386,278

		724,144

U.S. Treasury Notes — 2.6%
100,000	3.000% due 02/15/2009**	96,899
870,540	3.625% due 01/15/2008, TIPS,**	951,371
250,000	3.875% due 02/15/2013**	238,994
100,000	5.000% due 02/15/2011**	104,672

		1,391,936

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,121,029)		2,116,080

REPURCHASE AGREEMENT — 0.9%
(Cost $497,000)
497,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $497,016 on 07/01/2004, collateralized by $520,000 FNMA, 1.750% maturing 03/30/2006 (value $511,732)	497,000

See Notes to Financial Statements.

6

		Value

OTHER INVESTMENTS*
(Cost $4,279,488)	7.9%	$4,279,488

TOTAL INVESTMENTS
(Cost $58,272,544)	107.9	58,516,919
OTHER ASSETS AND LIABILITIES (Net)	(7.9)	(4,301,276)

NET ASSETS	100%	$54,215,643

*	As of June 30, 2004, the market value of the securities on loan is $4,206,689. Cash collateral received for securities loaned of $4,279,488 is invested in 4,279,488 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Security, or a portion thereof, is on loan.

†	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

††	Variable rate security. The interest rate shown reflects the rate currently in effect.

†††	Security purchased on a when-issued basis.

ABBREVIATIONS:

MTN — Medium Term Note
TIPS — Treasury Inflation-Protected Security
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

7

Munder Bond Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $4,206,689 of securities loaned)	$58,019,919
Repurchase agreement	497,000

Total Investments	58,516,919
Cash	190
Interest receivable	619,398
Receivable for investment securities sold	548,002
Receivable for Fund shares sold	95,199
Prepaid expenses and other assets	25,313

Total Assets	59,805,021

LIABILITIES:
Payable for Fund shares redeemed	317,534
Payable for investment securities purchased	890,956
Payable upon return of securities loaned	4,279,488
Trustees’ fees and expenses payable	26,908
Transfer agency/record keeping fees payable	15,405
Administration fees payable	5,806
Distribution and shareholder servicing fees payable — Class A, B, and C Shares	5,619
Custody fees payable	3,069
Shareholder servicing fees payable — Class K Shares	1,074
Investment advisory fees payable	875
Accrued expenses and other payables	42,644

Total Liabilities	5,589,378

NET ASSETS	$54,215,643

Investments, at cost	$58,272,544

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$170,004
Accumulated net realized loss on investments sold	(13,539,262)
Net unrealized appreciation of investments	244,375
Paid-in capital	67,340,526

$54,215,643

NET ASSETS:
Class A Shares	$4,116,750

Class B Shares	$5,522,075

Class C Shares	$542,907

Class K Shares	$12,444,238

Class Y Shares	$31,589,673

SHARES OUTSTANDING:
Class A Shares	434,503

Class B Shares	582,764

Class C Shares	57,009

Class K Shares	1,312,545

Class Y Shares	3,330,353

CLASS A SHARES:
Net asset value and redemption price per share	$9.47

Maximum sales charge	4.00%
Maximum offering price per share	$9.86

CLASS B SHARES:
Net asset value and offering price per share*	$9.48

CLASS C SHARES:
Net asset value and offering price per share*	$9.52

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.48

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.49

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Bond Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$3,724,270
Securities lending	8,074

Total Investment Income	3,732,344

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	12,054
Class B Shares	69,681
Class C Shares	6,979
Shareholder servicing fees:
Class K Shares	64,182
Investment advisory fees	379,106
Administration fees	106,880
Transfer agency/record keeping fees	68,707
Registration and filing fees	51,463
Legal and audit fees	49,929
Custody fees	34,728
Trustees’ fees and expenses	25,728
Other	43,124

Total Expenses	912,561
Fees waived by transfer agent	(914)

Net Expenses	911,647

NET INVESTMENT INCOME	2,820,697

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	511,113
Net change in unrealized appreciation/(depreciation) of securities	(3,886,999)

Net realized and unrealized loss on investments	(3,375,886)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(555,189)

See Notes to Financial Statements.

10

Munder Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$2,820,697	$5,049,135
Net realized gain from security transactions	511,113	3,785,965
Net change in unrealized appreciation/(depreciation) of securities	(3,886,999)	3,397,312

Net increase/(decrease) in net assets resulting from operations	(555,189)	12,232,412
Dividends to shareholders from net investment income:
Class A Shares	(200,867)	(273,546)
Class B Shares	(232,318)	(343,592)
Class C Shares	(22,726)	(41,615)
Class K Shares	(1,046,177)	(2,023,729)
Class Y Shares	(1,631,143)	(2,993,209)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(632,552)	(1,967,539)
Class B Shares	(3,399,265)	1,530,468
Class C Shares	(457,867)	(12,217)
Class K Shares	(26,502,281)	(8,554,008)
Class Y Shares	(11,707,831)	(30,829,743)

Net decrease in net assets	(46,388,216)	(33,276,318)
NET ASSETS
Beginning of year	100,603,859	133,880,177

End of year	$54,215,643	$100,603,859

Undistributed net investment income	$170,004	$122,641

See Notes to Financial Statements.

11

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$6,691,866	$6,750,161
Issued as reinvestment of dividends	143,132	203,144
Redeemed	(7,467,550)	(8,920,844)

Net decrease	$(632,552)	$(1,967,539)

Class B Shares:
Sold	$1,088,414	$4,715,189
Issued as reinvestment of dividends	99,316	148,774
Redeemed*	(4,586,995)	(3,333,495)

Net increase/(decrease)	$(3,399,265)	$1,530,468

Class C Shares:
Sold	$147,611	$1,718,731
Issued as reinvestment of dividends	6,881	13,281
Redeemed	(612,359)	(1,744,229)

Net decrease	$(457,867)	$(12,217)

Class K Shares:
Sold	$3,591,450	$10,507,925
Issued as reinvestment of dividends	2,815	3,898
Redeemed	(30,096,546)	(19,065,831)

Net decrease	$(26,502,281)	$(8,554,008)

Class Y Shares:
Sold	$5,715,132	$11,074,319
Issued as reinvestment of dividends	12,453	12,073
Redeemed	(17,435,416)	(41,916,135)

Net decrease	$(11,707,831)	$(30,829,743)

*	May include amounts converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	687,801	705,290
Issued as reinvestment of dividends	14,909	21,240
Redeemed	(775,633)	(935,905)

Net decrease	(72,923)	(209,375)

Class B Shares:
Sold	110,893	491,791
Issued as reinvestment of dividends	10,326	15,519
Redeemed*	(475,264)	(346,687)

Net increase/(decrease)	(354,045)	160,623

Class C Shares:
Sold	15,093	179,439
Issued as reinvestment of dividends	712	1,366
Redeemed	(62,977)	(181,861)

Net decrease	(47,172)	(1,056)

Class K Shares:
Sold	373,416	1,096,472
Issued as reinvestment of dividends	292	406
Redeemed	(3,119,384)	(1,990,121)

Net decrease	(2,745,676)	(893,243)

Class Y Shares:
Sold	590,470	1,154,216
Issued as reinvestment of dividends	1,292	1,259
Redeemed	(1,816,814)	(4,362,727)

Net decrease	(1,225,052)	(3,207,252)

*	May include amounts converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.89	$9.34	$9.49	$9.23	$9.62

Income/(loss) from investment operations:
Net investment income	0.35	0.40	0.53	0.60	0.57
Net realized and unrealized gain/(loss) on investments	(0.37)	0.60	(0.12)	0.28	(0.33)

Total from investment operations	(0.02)	1.00	0.41	0.88	0.24

Less distributions:
Dividends from net investment income	(0.40)	(0.45)	(0.56)	(0.62)	(0.57)
Distributions from net realized capital gains	—	—	—	—	(0.06)

Total distributions	(0.40)	(0.45)	(0.56)	(0.62)	(0.63)

Net asset value, end of period	$9.47	$9.89	$9.34	$9.49	$9.23

Total return(b)	(0.24)%	10.93%	4.41%	9.80%	2.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,117	$5,019	$6,697	$6,139	$2,652
Ratio of operating expenses to average net assets	1.25%	1.10%	0.95%	0.98%	0.99%
Ratio of net investment income to average net assets	3.67%	4.14%	5.59%	6.30%	6.10%
Portfolio turnover rate	148%	207%	185%	347%	205%
Ratio of operating expenses to average net assets without expense waivers	1.25%	1.10%	0.95%	0.98%	0.99%

(a)	The Munder Bond Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and March 13, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

14

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$9.89	$9.35	$9.50	$9.23	$9.61

0.28	0.32	0.46	0.53	0.50
(0.37)	0.59	(0.12)	0.29	(0.32)

(0.09)	0.91	0.34	0.82	0.18

(0.32)	(0.37)	(0.49)	(0.55)	(0.50)
—	—	—	—	(0.06)

(0.32)	(0.37)	(0.49)	(0.55)	(0.56)

$9.48	$9.89	$9.35	$9.50	$9.23

(0.87)%	9.98%	3.63%	9.10%	1.90%

$5,522	$9,267	$7,255	$6,833	$3,514
2.00%	1.85%	1.70%	1.73%	1.74%
2.92%	3.39%	4.84%	5.55%	5.35%
148%	207%	185%	347%	205%
2.00%	1.85%	1.70%	1.73%	1.74%

See Notes to Financial Statements.

15

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.94	$9.39	$9.54	$9.27	$9.66

Income/(loss) from investment operations:
Net investment income	0.28	0.33	0.46	0.53	0.50
Net realized and unrealized gain/(loss) on investments	(0.38)	0.59	(0.12)	0.29	(0.33)

Total from investment operations	(0.10)	0.92	0.34	0.82	0.17

Less distributions:
Dividends from net investment income	(0.32)	(0.37)	(0.49)	(0.55)	(0.50)
Distributions from net realized capital gains	—	—	—	—	(0.06)

Total distributions	(0.32)	(0.37)	(0.49)	(0.55)	(0.56)

Net asset value, end of period	$9.52	$9.94	$9.39	$9.54	$9.27

Total return(b)	(0.97)%	10.05%	3.61%	9.06%	1.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$543	$1,036	$988	$930	$338
Ratio of operating expenses to average net assets	2.00%	1.85%	1.70%	1.73%	1.74%
Ratio of net investment income to average net assets	2.92%	3.39%	4.84%	5.55%	5.35%
Portfolio turnover rate	148%	207%	185%	347%	205%
Ratio of operating expenses to average net assets without expense waivers	2.00%	1.85%	1.70%	1.73%	1.74%

(a)	The Munder Bond Fund Class C Shares and Class K Shares commenced operations on March 25, 1996 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

16

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$9.90	$9.35	$9.50	$9.24	$9.62

0.36	0.40	0.53	0.60	0.57
(0.38)	0.60	(0.12)	0.28	(0.32)

(0.02)	1.00	0.41	0.88	0.25

(0.40)	(0.45)	(0.56)	(0.62)	(0.57)
—	—	—	—	(0.06)

(0.40)	(0.45)	(0.56)	(0.62)	(0.63)

$9.48	$9.90	$9.35	$9.50	$9.24

(0.24)%	10.92%	4.41%	9.79%	2.68%

$12,444	$40,172	$46,312	$48,685	$40,150
1.25%	1.10%	0.95%	0.98%	0.99%
3.67%	4.14%	5.59%	6.30%	6.10%
148%	207%	185%	347%	205%
1.25%	1.10%	0.95%	0.98%	0.99%

See Notes to Financial Statements.

17

Munder Bond Fund (a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.90	$9.36	$9.50	$9.24	$9.62

Income/(loss) from investment operations:
Net investment income	0.38	0.42	0.56	0.62	0.59
Net realized and unrealized gain/(loss) on investments	(0.37)	0.59	(0.12)	0.29	(0.32)

Total from investment operations	0.01	1.01	0.44	0.91	0.27

Less distributions:
Dividends from net investment income	(0.42)	(0.47)	(0.58)	(0.65)	(0.59)
Distributions from net realized capital gains	—	—	—	—	(0.06)

Total distributions	(0.42)	(0.47)	(0.58)	(0.65)	(0.65)

Net asset value, end of period	$9.49	$9.90	$9.36	$9.50	$9.24

Total return(b)	0.12%	11.07%	4.78%	10.07%	2.94%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$31,590	$45,110	$72,628	$111,198	$115,171
Ratio of operating expenses to average net assets	1.00%	0.85%	0.70%	0.73%	0.74%
Ratio of net investment income to average net assets	3.92%	4.39%	5.84%	6.55%	6.35%
Portfolio turnover rate	148%	207%	185%	347%	205%
Ratio of operating expenses to average net assets without expense waivers	1.00%	0.85%	0.70%	0.73%	0.74%

(a)	The Munder Bond Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

18

Munder Bond Fund

Notes To Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide a high level of current income. It’s secondary goal is capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for

19

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

valuing such securities. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are

20

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $914 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services provided during the year ended June 30, 2004, Munder Capital Management (the “Advisor”) was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

21

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P®MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $106,880 before payment of sub-administration fees and $41,551 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1410% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6,979 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for

22

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service

23

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $98 to Comerica Securities and $57,425 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $45,522,749 and $73,176,526 respectively, for the year ended June 30, 2004. Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $63,665,289 and $67,209,962 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $720,923 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $838,727 and net depreciation for Federal income tax purposes was $117,804. At June 30, 2004, aggregate cost for Federal income tax purposes was $58,634,723.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $1,609.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting

24

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for premium amortization and paydown losses were reclassified at year end. Those reclassifications had no effect on net income, net assets or net asset value per share.

    During the years ended June 30, 2004 and June 30, 2003, dividends of $3,133,231 and $5,675,691, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October
Undistributed	Loss/Capital	Unrealized
Ordinary	Loss	Appreciation/
Income	Carryover	(Depreciation)	Total

$191,975	$(13,177,083)	$(117,804)	$(13,102,912)

    The differences between book and tax distributable earnings are primarily due to premium amortization adjustments.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $12,577,356 of unused capital losses of which $3,071,265, $7,929,451, $527,926, $738,710, and $310,004 expire in 2008, 2009, 2010, 2011, and 2012 respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2003 and June 30, 2004 of $599,727.

9. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved a change in the structure of the fee paid to the Advisor for its advisory services. Effective August 10, 2004, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% on the first $1 billion of average daily net assets; and 0.45% on average daily net assets in excess of $1 billion.

25

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

10. Tax Information (Unaudited)

    The percentages of total net assets invested in U.S. Government and U.S. Government Agency obligations at June 30, 2004 were as follows:

Federal Home Loan Bank	3.6%
Federal Home Loan Mortgage Corporation	10.3%
Federal National Mortgage Association	8.1%
Government National Mortgage Association	0.8%
U.S. Treasury Bond	1.3%
U.S. Treasury Notes	2.6%

11. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or and on the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at

26

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

27

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

28

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre ( since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

29

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

30

Munder Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

31

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32

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Bond Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

33

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNBOND604

ANNUAL REPORT
June 30, 2004
Munder Cash
Investment Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than its return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30. The three-month Treasury bill, a proxy for money market returns, posted a 0.98% return for the year ended June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information on the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
15	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

[This Page Intentionally Left Blank]

ii

Munder Cash Investment Fund

Portfolio of Investments, June 30, 2004

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

CERTIFICATES OF DEPOSIT — 18.9%
$25,000,000	Abbey National Treasury Services PLC 1.395% due 02/02/2005	A-1	P-1	$24,997,782
25,000,000	Barclays Bank PLC 1.190% due 03/22/2005	A-1+	P-1	24,997,283
25,000,000	Credit Agricole Indosuez NY 1.308% due 10/18/2004	A-1+	P-1	24,998,880
25,000,000	Rabobank Nederland 1.925% due 05/13/2005	A-1+	P-1	24,995,696
25,000,000	Societe Generale 1.450% due 04/15/2005	A-1+	P-1	24,999,014
25,000,000	UBS AG 1.390% due 08/30/2004	A-1+	P-1	24,999,589

TOTAL CERTIFICATES OF DEPOSIT
(Cost $149,988,244)				149,988,244

COMMERCIAL PAPER — 32.8%
20,000,000	American Honda Finance Corporation 1.060% due 07/19/2004†	A-1	P-1	19,989,400
25,000,000	CRC Funding LLC 1.080% due 07/06/2004†	A-1+	P-1	24,996,250
25,000,000	Falcon Asset Securitization Corporation 1.210% due 07/15/2004†	A-1	P-1	24,988,236
25,000,000	HBOS Treasury Services PLC 1.080% due 07/30/2004†	A-1+	P-1	24,978,250
30,000,000	Koch Industries, Inc. 1.410% due 07/01/2004†	A-1+	P-1	30,000,000
20,000,000	Liberty Street Funding Corporation 1.280% due 07/07/2004†	A-1	P-1	19,995,734
25,000,000	Moat Funding LLC 1.180% due 08/10/2004†	A-1+	P-1	24,967,222
30,000,000	New Center Asset Trust 1.460% due 07/01/2004†	A-1+	P-1	30,000,000
25,000,000	Preferred Receivables Funding 1.210% due 07/19/2004†	A-1	P-1	24,984,875

See Notes to Financial Statements.

1

Munder Cash Investment Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

COMMERCIAL PAPER (Continued)
$25,000,000	Receivables Capital Corporation 1.080% due 07/08/2004†	A-1+	P-1	$24,994,750
10,000,000	UBS Finance, Inc. 1.420% due 07/01/2004†	A-1+	P-1	10,000,000

TOTAL COMMERCIAL PAPER
(Cost $259,894,717)				259,894,717

CORPORATE BONDS AND NOTES — 15.7%
25,000,000	Allstate Funding Agreement 1.310% due 05/16/2005††	A-1+	P-1	25,000,000
25,000,000	CC USA, Inc., MTN, 144A 1.235% due 07/20/2004††, *	A-1+	P-1	25,000,000
25,000,000	Jackson National Life Insurance Co. 1.190% due 09/27/2004††	A-1+	P-1	25,000,000
25,000,000	K2 USA LLC, MTN, 144A 1.110% due 06/08/2005*	A-1+	P-1	25,000,000
25,000,000	Sigma Finance, Inc., 144A 1.189% due 05/18/2005*	A-1+	P-1	24,997,500

TOTAL CORPORATE BONDS AND NOTES
(Cost $124,997,500)				124,997,500

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
	Federal Home Loan Mortgage Corporation (FHLMC):
25,000,000	1.044% due 07/13/2004†	AAA	Aaa	24,991,250
25,000,000	1.108% due 08/10/2004†	AAA	Aaa	24,968,889

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $49,960,139)				49,960,139

See Notes to Financial Statements.

2

Principal
Amount		Value

REPURCHASE AGREEMENTS — 26.3%
$188,422,047	Agreement with Lehman Brothers, 1.250% dated 06/30/2004, to be repurchased at $188,428,590 on 07/01/2004, collateralized by $431,630,568 U.S. Treasury Strips, 3.236%-3.838% having maturities from 05/15/2009-02/15/2026† (value $192,190,818)	$188,422,047
20,000,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $20,000,639, on 07/01/2004, collateralized by $20,585,000 U.S. Treasury Note, 3.375% maturing 11/15/2008 (value $20,404,881)	20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $208,422,047)		208,422,047

TOTAL INVESTMENTS
(Cost $793,262,647)	100.0%	793,262,647
OTHER ASSETS AND LIABILITIES (Net)	0.0	(237,563)

NET ASSETS	100.0%	$793,025,084

†	Rate represents annualized yield at date of purchase.

††	Variable rate security. The interest rate shown reflects the rate currently in effect.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATION:

MTN — Medium Term Note

See Notes to Financial Statements.

3

Munder Cash Investment Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$584,840,600
Repurchase agreements	208,422,047

Total Investments	793,262,647
Interest receivable	1,066,512
Receivable for Fund shares sold	10,600
Prepaid expenses and other assets	123,144

Total Assets	794,462,903

LIABILITIES:
Payable for Fund shares redeemed	853,591
Dividends payable	256,290
Trustees’ fees and expenses payable	71,666
Shareholder servicing fees payable — Class K Shares	60,131
Administration fees payable	43,533
Distribution and shareholder services fees payable — Class A, B and C Shares	35,279
Transfer agency/record keeping fees payable	30,425
Custody fees payable	10,516
Accrued expenses and other payables	76,388

Total Liabilities	1,437,819

NET ASSETS	$793,025,084

Investments, at cost	$793,262,647

See Notes to Financial Statements.

4

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(13,767)
Paid-in capital	793,038,851

$793,025,084

NET ASSETS:
Class A Shares	$97,086,700

Class B Shares	$18,400,629

Class C Shares	$2,737,371

Class K Shares	$537,051,940

Class Y Shares	$137,748,444

SHARES OUTSTANDING:
Class A Shares	97,090,344

Class B Shares	18,401,626

Class C Shares	2,737,948

Class K Shares	537,059,810

Class Y Shares	137,752,011

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS B SHARES:
Net asset value and offering price per share*	$1.00

CLASS C SHARES:
Net asset value and offering price per share*	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

5

Munder Cash Investment Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$9,563,036

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	264,013
Class B Shares	227,658
Class C Shares	26,334
Shareholder servicing fees:
Class K Shares	836,195
Investment advisory fees	2,996,510
Administration fees	1,175,939
Transfer agency/record keeping fees	250,649
Custody fees	124,236
Legal and audit fees	87,276
Registration and filing fees	63,286
Trustees’ fees and expenses	34,503
Other	72,649

Total Expenses	6,159,248
Fees waived by distributor and transfer agent	(137,173)

Net Expenses	6,022,075

NET INVESTMENT INCOME	3,540,961

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,540,961

See Notes to Financial Statements.

6

Munder Cash Investment Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003(a)

Net investment income	$3,540,961	$9,937,189

Net increase in net assets resulting from operations	3,540,961	9,937,189
Dividends to shareholders from net investment income:
Class A Shares	(324,707)	(1,006,328)
Class B Shares	(2,374)	(8,981)
Class C Shares	(277)	(3,425)
Class K Shares	(2,276,899)	(6,552,361)
Class Y Shares	(936,704)	(2,366,094)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(16,869,321)	(9,414,312)
Class B Shares	(10,629,425)	29,030,052
Class C Shares	(535,293)	3,272,661
Class K Shares	(115,648,706)	(49,791,156)
Class Y Shares	(73,048,172)	(40,837,221)

Net decrease in net assets	(216,730,917)	(67,739,976)
NET ASSETS:
Beginning of year	1,009,756,001	1,077,495,977

End of year	$793,025,084	$1,009,756,001

(a)	The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

See Notes to Financial Statements.

7

Munder Cash Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003(a)

Amount
Class A Shares:
Sold	$121,927,574	$181,909,067
Issued as reinvestment of dividends	320,980	993,946
Proceeds received in merger	—	8,236,453
Redeemed	(139,117,875)	(200,553,778)

Net decrease	$(16,869,321)	$(9,414,312)

Class B Shares:
Sold	$10,465,026	$7,900,488
Issued as reinvestment of dividends	1,478	8,704
Proceeds received in merger	—	34,213,879
Redeemed	(21,095,929)	(13,093,019)

Net increase/(decrease)	$(10,629,425)	$29,030,052

Class C Shares:
Sold	$3,448,466	$14,567,546
Issued as reinvestment of dividends	161	3,180
Proceeds received in merger	—	6,898,885
Redeemed	(3,983,920)	(18,196,950)

Net increase/(decrease)	$(535,293)	$3,272,661

Class K Shares:
Sold	$458,479,144	$519,604,030
Issued as reinvestment of dividends	630	1,671
Redeemed	(574,128,480)	(569,396,857)

Net decrease	$(115,648,706)	$(49,791,156)

Class Y Shares:
Sold	$299,710,181	$443,950,777
Issued as reinvestment of dividends	33,464	47,347
Proceeds received in merger	—	442,629
Redeemed	(372,791,817)	(485,277,974)

Net decrease	$(73,048,172)	$(40,837,221)

(a)	The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

See Notes to Financial Statements.

8

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003(a)

Shares
Class A Shares:
Sold	121,927,574	181,909,067
Issued as reinvestment of dividends	320,980	993,946
Issued in exchange for proceeds received in merger	—	8,239,913
Redeemed	(139,117,875)	(200,553,778)

Net decrease	(16,869,321)	(9,410,852)

Class B Shares:
Sold	10,465,026	7,900,488
Issued as reinvestment of dividends	1,478	8,704
Issued in exchange for proceeds received in merger	—	34,214,878
Redeemed	(21,095,929)	(13,093,019)

Net increase/(decrease)	(10,629,425)	29,031,051

Class C Shares:
Sold	3,448,466	14,567,546
Issued as reinvestment of dividends	161	3,180
Issued in exchange for proceeds received in merger	—	6,899,465
Redeemed	(3,983,920)	(18,196,950)

Net increase/(decrease)	(535,293)	3,273,241

Class K Shares:
Sold	458,479,144	519,604,030
Issued as reinvestment of dividends	630	1,671
Redeemed	(574,128,480)	(569,396,857)

Net decrease	(115,648,706)	(49,791,156)

Class Y Shares:
Sold	299,710,181	443,950,777
Issued as reinvestment of dividends	33,464	47,347
Issued in exchange for proceeds received in merger	—	443,611
Redeemed	(372,791,817)	(485,277,974)

Net decrease	(73,048,172)	(40,836,239)

(a)	The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

See Notes to Financial Statements.

9

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.003	0.008	0.020	0.052	0.050

Total from investment operations	0.003	0.008	0.020	0.052	0.050

Less distributions:
Dividends from net investment income	(0.003)	(0.008)	(0.020)	(0.052)	(0.050)

Total distributions	(0.003)	(0.008)	(0.020)	(0.052)	(0.050)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.31%	0.82%	1.97%	5.36%	5.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$97,087	$113,956	$123,370	$117,222	$122,693
Ratio of operating expenses to average net assets	0.81%	0.80%	0.76%	0.81%	0.80%
Ratio of net investment income to average net assets	0.31%	0.82%	1.97%	5.20%	5.01%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.81%	0.80%	0.76%	0.81%	0.80%

(a)	The Munder Cash Investment Fund Class A Shares, Class B Shares, Class C Shares commenced operations on December 1, 1992, November 1, 2002, and November 5, 2002, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Annualized.

(d)	Amount represents less than $0.001 per share.

See Notes to Financial Statements.

10

B Shares				C Shares

Year		Period		Year		Period
Ended		Ended		Ended		Ended
6/30/04		6/30/03		6/30/04		6/30/03

$1.00		$1.00		$1.00		$1.00

0.000	(d)	0.001		0.000	(d)	0.001

0.000	(d)	0.001		0.000	(d)	0.001

(0.000	)(d)	(0.001)		(0.000	)(d)	(0.001)

(0.000	)(d)	(0.001)		(0.000	)(d)	(0.001)

$1.00		$1.00		$1.00		$1.00

0.01%		0.06%		0.01%		0.06%

$18,401		$29,030		$2,737		$3,273
1.11%		1.33	%(c)	1.11%		1.33	%(c)
0.01%		0.07	%(c)	0.01%		0.07	%(c)
1.56%		1.55	%(c)	1.56%		1.55	%(c)

See Notes to Financial Statements.

11

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.004	0.009	0.021	0.053	0.051

Total from investment operations	0.004	0.009	0.021	0.053	0.051

Less distributions:
Dividends from net investment income	(0.004)	(0.009)	(0.021)	(0.053)	(0.051)

Total distributions	(0.004)	(0.009)	(0.021)	(0.053)	(0.051)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.41%	0.92%	2.08%	5.46%	5.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$537,052	$652,701	$702,492	$849,108	$811,582
Ratio of operating expenses to average net assets	0.71%	0.70%	0.66%	0.71%	0.70%
Ratio of net investment income to average net assets	0.41%	0.92%	2.07%	5.30%	5.11%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.71%	0.70%	0.66%	0.71%	0.70%

(a)	The Munder Cash Investment Fund Class K Shares and Class Y Shares commenced operations on November 23, 1992 and March 14, 1990, respectively.

(b)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

12

Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

$1.00	$1.00	$1.00	$1.00	$1.00

0.006	0.011	0.022	0.055	0.053

0.006	0.011	0.022	0.055	0.053

(0.006)	(0.011)	(0.022)	(0.055)	(0.053)

(0.006)	(0.011)	(0.022)	(0.055)	(0.053)

$1.00	$1.00	$1.00	$1.00	$1.00

0.56%	1.07%	2.23%	5.62%	5.39%

$137,748	$210,797	$251,634	$203,875	$197,156
0.56%	0.55%	0.51%	0.56%	0.55%
0.56%	1.07%	2.22%	5.45%	5.26%
0.56%	0.55%	0.51%	0.56%	0.55%

See Notes to Financial Statements.

13

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14

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Cash Investment Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares of the Fund are sold at net asset value without a front-end sales charge. Class B and Class C Shares are also sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

    On January 24, 2003, the Fund, then a series of The Munder Funds Trust, acquired all of the assets of the Munder Money Market Fund, a series of The Munder Funds, Inc., and assumed all liabilities of the Munder Money Market Fund in a tax free exchange of shares of the Fund and the subsequent liquidation of the Munder Money Market Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Munder Money Market Fund at a Special Meeting of the Shareholders held on December 11, 2002.

Number of Munder Money Market Fund shares exchanged for shares of the Fund
Class A	8,239,283
Class B	34,215,499
Class C	6,899,545
Class Y	443,611

15

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of Shares issued of the Fund for shares of the Munder Money Market Fund
Class A	8,239,913
Class B	34,214,878
Class C	6,899,465
Class Y	443,611

There was no unrealized appreciation/(depreciation) immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Money Market Fund. There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Money Market Fund.

	Prior to Merger	After Merger

Net assets of the Munder Money Market Fund
Class A	$8,236,453	$—
Class B	34,213,879	—
Class C	6,898,885	—
Class Y	442,629	—
Net assets of the Fund
Class A	$118,764,658	$127,001,111
Class B	2,287,004	36,500,883
Class C	4,742,605	11,641,490
Class K	673,336,997	673,336,997
Class Y	243,453,297	243,895,926

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

16

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $23,110 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

17

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $1,175,939 before payment of sub-administration fees and $466,041 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1374% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and

18

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $68,472 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected by the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

19

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    The Distributor voluntarily waived a portion of its 12b-1 fees for Class B and Class C Shares of the Fund in the amount of $102,309 and $11,754, respectively, for the year ended June 30, 2004 and are reflected as fees waived by distributor in the accompanying Statement of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of these waivers that occurred on or after February 12, 2003 and represent amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At June 30, 2004, eligible amounts were $51,599 and $2,408 for Class B and Class C Shares, respectively. The Fund may only grant such reimbursement provided it has a yield that exceeds 0.05% and it receives approval from the Board of Trustees. This Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $1,482 to Comerica Securities and $765,081 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the

20

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    As determined on June 30, 2004, there were no permanent differences resulting from different book and tax accounting.

    During the years ended June 30, 2004 and June 30, 2003, distributions of $3,540,961 and $9,937,189, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$317,061	$(13,767)	$303,294

    The difference between book and tax distributable earnings is primarily due to year-end dividends payable and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $13,767 of unused capital losses of which $10, $287, $4,695, $650 and $8,125 expire in 2005, 2007, 2008, 2009, and 2010, respectively.

    In addition, $10, $287, $4,695 and $650 of the losses expiring in 2005, 2007, 2008, and 2009, respectively, may be further limited as these amounts were acquired in the reorganization with the Munder Money Market Fund that occurred on January 24, 2003.

    At June 30, 2004, aggregate cost for Federal income tax purposes was $793,262,647.

7. Subsequent Event (Unaudited)

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

8. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q

21

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

9. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

10. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

22

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

11. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan — Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

23

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

24

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

25

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

26

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Name,		Office(1) and
Address	Position(s) with	Length of	Principal Occupation(s)
and Age	the Funds	Time Served(2)	During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

27

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Cash Investment Fund and

Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Cash Investment Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Cash Investment Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

28

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29

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNCASH604

ANNUAL REPORT
June 30, 2004
Munder Emerging
Markets Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. International equity markets had an even greater increase than the U.S. market over the same period with the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia and the Far East) Index and the MSCI Emerging Markets Index posting returns of 32.85% and 33.51%, respectively, for the year.

    In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time. Framlington Overseas Investment Management Limited, the U.K.-based sub-advisor to the Fund and an affiliate of Munder Capital, adheres to a similar investment approach.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that the Fund can invest all of its assets in foreign securities, and such investments involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Generally, these risks are magnified for investments in emerging markets. In addition, the Fund concentrates its investments geographically within emerging markets countries, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    The Fund is sub-advised by Framlington Overseas Investment Management, Ltd., which is paid a fee for its services.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER EMERGING MARKETS FUND

Fund Managers: The Munder Emerging Markets Fund Team

    The Fund generated a return of 26.66% for the year ended June 30, 2004, relative to the 33.51% return for the Morgan Stanley Capital International (MSCI) Emerging Markets Index and the 32.35% median return for the Lipper universe of emerging markets mutual funds.

    The Fund posted a strong absolute return for the year, but lagged its MSCI benchmark. The boost to performance from country allocation was offset by relative weakness in stock selection.

    The Middle East had a strong net positive impact on the Fund’s relative return, due to an overweight in Egypt and Israel, and the strong returns of Israeli holdings. Asia was a net positive for performance as well, with the boost from country weightings within that region more than offsetting relative weakness in stock selection. The country allocations that helped within the Asian region were an overweight in Indonesia, Singapore and Thailand, and the lack of Malaysian holdings. In terms of stock selection

ii

for the region, weakness in South Korean holdings more than offset the strong performance of the Indonesian, Indian and Taiwanese stocks held in the Fund.

    The positive impact of the Middle East and Asian segments of the Fund was offset by weak relative returns in the African and European segments. In the African region, an underweight in South Africa, and the relative weakness in South African holdings, detracted from the Fund’s return. Weakness among the European holdings was largely due to stock selection in Hungary, Russia and the Czech Republic.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI Emerging Markets Index (formerly known as the MSCI Emerging Markets Free Index) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of emerging markets mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Emerging Markets Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Emerging Markets Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

				MSCI	Lipper
				Emerging	Emerging
Class and	With		Without	Markets	Markets Funds
Inception Date	Load		Load	Index#	Median**

CLASS A (1/14/97)	$11,504	*	$12,171	$10,847	$11,594

CLASS B (2/25/97)	N/A		10,524	9,737	10,432

CLASS C (3/3/97)	N/A		10,578	9,737	10,432

CLASS K (1/10/97)	N/A		12,154	10,847	11,594

CLASS Y (12/31/96)	N/A		12,385	10,847	11,594

	AVERAGE ANNUAL TOTAL RETURNS

			One			Five			Since
	One		Year	Five		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load

CLASS A (1/14/97)	19.36%	*	26.29%	(0.59)%	*	0.54%	1.90%	*	2.67%

CLASS B (2/25/97)	20.41%	†	25.41%	(0.53)%	†	(0.12)%	N/A		0.70%

CLASS C (3/3/97)	24.31%	†	25.31%	N/A		(0.32)%	N/A		0.77%

CLASS K (1/10/97)	N/A		26.34%	N/A		0.42%	N/A		2.64%

CLASS Y (12/31/96)	N/A		26.66%	N/A		0.57%	N/A		2.89%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (formerly known as the MSCI Emerging Markets Free Index) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 1/1/97, 3/1/97, 3/1/97, 1/1/97, and 1/1/97, respectively.

**	The Lipper Emerging Markets Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 1/1/97, 3/1/97, 3/1/97, 1/1/97, and 1/1/97, respectively.

v

[This Page Intentionally Left Blank]

vi

Munder Emerging Markets Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 122.8%
Brazil — 5.1%
6,500	Aracruz Celulose SA, ADR	$212,290
14,000	Companhia Energetica de Minas Gerais, ADR	210,280
7,000	Petroleo Brasileiro SA — Petrobras, ADR	196,490
10,000	Unibanco Uniao Bancos Brasileiros SA, GDR	197,700

		816,760

China — 4.8%
1,582,500	Chaoda Modern Agriculture (Holdings) Ltd.††	441,291
1,080,000	Tianjin Capital Environmental Protection Company Ltd.	318,474

		759,765

Czech Republic — 1.8%
24,000	Cesky Telekom AS, GDR	292,800

Egypt — 4.8%
119,000	Commercial International Bank (Egypt) SAE, GDR	436,730
49,833	Medinet Nasr Housing & Development Company	321,864

		758,594

Hong Kong — 3.7%
4,228,000	Asia Standard International Group Ltd.†	135,518
900,000	i-CABLE Communications, Ltd.	343,282
6,360,000	Newocean Green Energy Holdings Ltd.††	110,897

		589,697

Hungary — 1.7%
13,100	Magyar Tavkozlesi RT, ADR	266,061

India — 6.5%
21,800	ITC Ltd., GDR	427,934
48,000	Mahanagar Telephone Nigam Ltd., ADR	348,000
11,500	State Bank of India, GDR	250,700

		1,026,634

Indonesia — 4.6%
14,025,000	Bentoel International Investama Tbk PT	164,140
1,315,000	Indonesian Satellite Corporation-Indosat	563,132

		727,272

Israel — 12.0%
63,000	Bank Hapoalim Ltd., GDR	839,475
16,200	Check Point Software Technologies Ltd.†	437,238

See Notes to Financial Statements.

1

Munder Emerging Markets Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Israel (Continued)
68,550	Dmatek Ltd.†	$98,798
160,000	Super Sol	387,556
43,474	TTI Team Telecom International Ltd. †	136,943

		1,900,010

Korea — 25.3%
22,666	Entergisul Co. Ltd.	363,872
32,000	Handsome Co. Ltd.	264,751
29,000	iRevo Inc.†	230,143
14,780	Kookmin Bank†	459,197
11,800	Korea Telecom Corporation	394,695
9,888	Korean Reinsurance Co.	363,687
15,500	KT Freetel Ltd.†	268,953
28,000	Oriental Fire and Marine Insurance Co. Ltd.	382,864
1,800	POSCO	232,107
10,000	Reigncom Co., Ltd.	349,632
1,691	Samsung Electronics Company Ltd.	698,059

		4,007,960

Mexico — 10.0%
60,000	Alfa SA	201,829
7,000	America Movil SA de CV, Series L, ADR	254,590
7,500	Desarrolladora Homex SA de CV, ADR†	129,825
4,000	Fomento Economico Mexicano SA de CV, Series B, ADR	183,360
70,000	Grupo Financiero Banorte SA de CV	248,819
6,000	Grupo Telivisa SA, GDR†	271,620
1	Hylsamex SA de CV†	1
9,000	Telefonos de Mexico SA de CV, Series L, ADR	299,430

		1,589,474

Russian Federation — 5.9%
4,800	LUKOIL, ADR	501,600
1,080	Sberbank RF	437,400

		939,000

Singapore — 5.4%
640,000	Bio-Treat Technology Ltd.†, ††	334,631
790,000	People’s Food Holdings Ltd.††	518,619

		853,250

See Notes to Financial Statements.

2

Shares		Value

South Africa — 8.8%
195,000	Alexander Forbes Ltd.	$319,395
39,200	Anglo American PLC††	801,622
28,508	Nedcor Ltd.	282,729

		1,403,746

Sub-Saharan — 5.0%
310,000	Energem Resources Inc.†, ††	497,165
14,000	Millicom International Cellular SA†, ††	306,040

		803,205

Taiwan — 7.2%
56,800	Hon Hai Precision Industry Co. Ltd., GDR	426,000
45,500	Quanta Computer Inc., GDR†	477,750
28,000	Taiwan Semiconductor Manufacturing Company Ltd., ADR	232,680

		1,136,430

Thailand — 10.2%
1,680,000	Amata Corporation Public Company Ltd.	488,921
520,000	Siam City Bank Public Company Ltd.	315,383
287,000	Siam Makro	371,998
510,000	Siam Panich Leasing Public Company Ltd.	449,010

		1,625,312

TOTAL COMMON STOCKS
(Cost $18,889,707)		19,495,970

PREFERRED STOCKS — 3.8%
Brazil — 3.8%
4,000	Banco Bradesco SA	182,463
6,000	Brasil Telecom SA, ADR	184,200
6,000	Companhia Vale do Rio Doce, Class A, ADR	233,743
417	Telemar Norte Leste SA, Series A	7

		600,413

TOTAL PREFERRED STOCKS
(Cost $473,729)		600,413

See Notes to Financial Statements.

3

Munder Emerging Markets Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES — 1.7%
(Cost $700,000)
Korea — 1.7%
70,000	Korea Investment Opportunities Ltd.*, **, †, ††	$262,500

RIGHTS/ WARRANTS — 0.3%
(Cost $0)
Sub-Saharan — 0.3%
110,000	Energem Resources Inc., expires 6/18/05, (exercise price: CAD 1.80)†, ††, **	41,642

Thailand — 0.0%#
205,263	TelecomAsia, expires 3/01/2008, (exercise price: THB 11.85)**, †	5,441

		47,083

TOTAL INVESTMENTS
(Cost $20,063,436)	128.6%	20,405,966
OTHER ASSETS AND LIABILITIES (Net)	(28.6)	(4,532,357)

NET ASSETS	100.0%	$15,873,609

*	Affiliated Security

**	Fair valued security as of June 30, 2004 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

††	Country classification is based on the country in which the company primarily trades, earns its revenues or profits, produces or sells its goods, makes investments or performs services.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

ADR — American Depositary Receipt
CAD — Canadian Dollar
GDR — Global Depositary Receipt
THB — Thailand Baht

See Notes to Financial Statements.

4

At June 30, 2004 industry diversification of the Munder Emerging Markets Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS
Banks	16.6%	$2,628,658
Diversified Telecommunication Services	11.8	1,871,318
Industrial Conglomerates	11.7	1,852,724
Metals & Mining	9.6	1,530,896
Diversified Financials	5.5	879,301
Wireless Telecommunication Services	5.2	829,583
Private Placement	5.2	823,552
Insurance	4.7	746,551
Oil & Gas	4.4	698,090
Semiconductors & Semiconductor Equipment	4.4	698,059
Media	3.9	614,902
Tobacco	3.7	592,074
Real Estate	3.7	587,207
Electronic Equipment & Instruments	3.3	524,798
Computers & Peripherals	3.0	477,750
Food Products	2.8	441,291
Internet Software & Services	2.8	437,238
Food & Drug Retailing	2.4	387,555
Multiline Retail	2.3	371,998
Household Durables	2.3	363,872
Preferred Stock	2.2	349,632
Utilities – Water	2.0	318,474
Textiles, Apparel & Luxury Goods	1.7	264,751
Semiconductor Equipment & Products	1.5	232,680
Apartments	1.4	230,143
Paper and Forest Products	1.3	212,290
Electric Utilities	1.3	210,280
Beverages	1.2	183,360
Software	0.9	136,943

TOTAL COMMON STOCKS	122.8	19,495,970
PREFERRED STOCKS:
Metals & Mining	1.5	233,743
Diversified Telecommunication Services	1.2	184,207
Banks	1.1	182,463

TOTAL PREFERRED STOCKS	3.8	600,413
INVESTMENT COMPANY SECURITIES	1.7	262,500
RIGHTS/WARRANTS	0.3	47,083

TOTAL INVESTMENTS	128.6	20,405,966
OTHER ASSETS AND LIABILITIES (Net)	(28.6)	(4,532,357)

NET ASSETS	100.0%	$15,873,609

See Notes to Financial Statements.

5

Munder Emerging Markets Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers (cost — $19,363,436)	$20,143,466
Securities of affiliated issuer (cost — $700,000)	262,500

Total Investments	20,405,966
Cash	179,386
Foreign currency, at value	81,286
Dividends receivable	45,348
Receivable for investment securities sold	518,953
Receivable for Fund shares sold	1,960
Receivable from Investment Advisor	5,953
Prepaid expenses and other assets	24,585

Total Assets	21,263,437

LIABILITIES:
Payable for Fund shares redeemed	4,724,803
Payable for investment securities purchased	539,700
Trustees’ fees and expenses payable	22,366
Transfer agency/record keeping fees payable	9,246
Custody fees payable	8,845
Administration fees payable	5,851
Distribution and shareholder servicing fees payable — Class A, B and C Shares	2,555
Shareholder servicing fees payable — Class K Shares	1,382
Investment advisory fees payable	167
Accrued foreign capital gains taxes	20,728
Accrued expenses and other payables	54,185

Total Liabilities	5,389,828

NET ASSETS	$15,873,609

Investments, at cost	$20,063,436

Foreign currency, at cost	$81,496

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(232,600)
Accumulated net realized loss on investments sold	(20,240,225)
Net unrealized appreciation of investments	321,157
Paid-in capital	36,025,277

$15,873,609

NET ASSETS:
Class A Shares	$2,031,747

Class B Shares	$2,205,483

Class C Shares	$475,486

Class K Shares	$4,016,734

Class Y Shares	$7,144,159

SHARES OUTSTANDING:
Class A Shares	169,808

Class B Shares	193,480

Class C Shares	42,097

Class K Shares	340,515

Class Y Shares	603,794

CLASS A SHARES:
Net asset value and redemption price per share	$11.96

Maximum sales charge	5.50%
Maximum offering price per share	$12.66

CLASS B SHARES:
Net asset value and offering price per share*	$11.40

CLASS C SHARES:
Net asset value and offering price per share*	$11.30

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.80

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.83

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Emerging Markets Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$9,123
Dividends(a)	589,491

Total Investment Income	598,614

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	5,043
Class B Shares	20,271
Class C Shares	4,690
Shareholder servicing fees:
Class K Shares	26,710
Investment advisory fees	289,512
Custody fees	73,354
Legal and audit fees	55,445
Registration and filing fees	52,726
Transfer agency/record keeping fees	48,241
Administration fees	35,949
Trustees’ fees and expenses	24,684
Other	40,022

Total Expenses	676,647
Fees waived by transfer agent and Investment Advisor	(8,293)

Net Expenses	668,354

NET INVESTMENT LOSS	(69,740)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers(b)	4,652,332
Foreign currency-related transactions	(77,490)
Net change in unrealized appreciation/(depreciation) of:
Securities(c)	479,957
Foreign currency-related transactions	(8,478)

Net realized and unrealized gain on investments	5,046,321

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,976,581

(a)	Net of foreign withholding taxes of $59,651.

(b)	Net of foreign capital gains taxes of $77,743.

(c)	Net of foreign capital gains taxes of $20,728.

See Notes to Financial Statements.

8

Munder Emerging Markets Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income/(loss)	$(69,740)	$58,142
Net realized gain/(loss) from security and foreign currency-related transactions	4,574,842	(1,075,269)
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	471,479	2,225,724

Net increase in net assets resulting from operations	4,976,581	1,208,597
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(508,678)	157,041
Class B Shares	453,778	(194,546)
Class C Shares	45,995	(47,145)
Class K Shares	(8,089,573)	(5,504,544)
Class Y Shares	(1,361,614)	(1,386,029)
Short-term trading fees	11,940	—

Net decrease in net assets	(4,471,571)	(5,766,626)
NET ASSETS:
Beginning of year	20,345,180	26,111,806

End of year	$15,873,609	$20,345,180

Accumulated net investment loss	$(232,600)	$(72,050)

See Notes to Financial Statements.

9

Munder Emerging Markets Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$2,760,266	$2,714,585
Redeemed	(3,268,944)	(2,557,544)

Net increase/(decrease)	$(508,678)	$157,041

Class B Shares:
Sold	$1,131,930	$309,856
Redeemed*	(678,152)	(504,402)

Net increase/(decrease)	$453,778	$(194,546)

Class C Shares:
Sold	$237,881	$150,665
Redeemed	(191,886)	(197,810)

Net increase/(decrease)	$45,995	$(47,145)

Class K Shares:
Sold	$1,850,053	$319,243
Redeemed	(9,939,626)	(5,823,787)

Net decrease	$(8,089,573)	$(5,504,544)

Class Y Shares:
Sold	$563,489	$337,487
Redeemed	(1,925,103)	(1,723,516)

Net decrease	$(1,361,614)	$(1,386,029)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	238,944	332,195
Redeemed	(295,901)	(316,915)

Net increase/(decrease)	(56,957)	15,280

Class B Shares:
Sold	99,498	39,109
Redeemed*	(61,407)	(64,222)

Net increase/(decrease)	38,091	(25,113)

Class C Shares:
Sold	20,553	20,171
Redeemed	(16,667)	(26,026)

Net increase/(decrease)	3,886	(5,855)

Class K Shares:
Sold	150,196	35,372
Redeemed	(847,366)	(729,385)

Net decrease	(697,170)	(694,013)

Class Y Shares:
Sold	47,813	39,617
Redeemed	(166,121)	(203,024)

Net decrease	(118,308)	(163,407)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Emerging Markets Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01	6/30/00(c)

Net asset value, beginning of period	$9.47	$8.68	$8.62		$12.78	$11.69

Income/(loss) from investment operations:
Net investment income/(loss)	(0.03)	0.02	0.00(d	)	(0.07)	(0.00	)(d)
Net realized and unrealized gain/(loss) on investments	2.51	0.77	0.06		(4.05)	1.09

Total from investment operations	2.48	0.79	0.06		(4.12)	1.09

Less distributions:
Dividends from net investment income	—	—	—		(0.04)	—
Distributions from capital	—	—	(0.00	)(d)	—	—

Total distributions	—	—	(0.00	)(d)	(0.04)	—

Short-term trading fees	0.01	—	—		—	—

Net asset value, end of period	$11.96	$9.47	$8.68		$8.62	$12.78

Total return(b)	26.29%	9.10%	0.75%		(32.32)%	9.32%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$2,032	$2,148	$1,836		$1,685	$3,637
Ratio of operating expenses to average net assets	2.89%	2.37%	1.95%		2.02%	1.98%
Ratio of net investment income/(loss) to average net assets	(0.31)%	0.27%	0.04%		(0.54)%	(0.02)%
Portfolio turnover rate	109%	136%	230%		223%	177%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.90%	2.93%	1.96%		2.08%	2.14%

(a)	The Munder Emerging Markets Fund Class A Shares and Class B Shares commenced operations on January 14, 1997 and February 25, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$9.09	$8.40	$8.42	$12.52	$11.47

(0.12)	(0.04)	(0.06)	(0.16)	(0.10)
2.42	0.73	0.04	(3.94)	1.15

2.30	0.69	(0.02)	(4.10)	1.05

—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

0.01	—	—	—	—

$11.40	$9.09	$8.40	$8.42	$12.52

25.41%	8.21%	(0.36)%	(32.67)%	9.15%

$2,205	$1,413	$1,516	$1,587	$3,012
3.64%	3.12%	2.70%	2.76%	2.73%
(1.06)%	(0.48)%	(0.71)%	(1.28)%	(0.77)%
109%	136%	230%	223%	177%
3.65%	3.68%	2.71%	2.83%	2.88%

See Notes to Financial Statements.

13

Munder Emerging Markets Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$9.01	$8.32	$8.36	$12.43	$11.47

Income/(loss) from investment operations:
Net investment income/(loss)	(0.12)	(0.04)	(0.06)	(0.15)	(0.10)
Net realized and unrealized gain/(loss) on investments	2.40	0.73	0.02	(3.92)	1.06

Total from investment operations	2.28	0.69	(0.04)	(4.07)	0.96

Less distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from capital	—	—	—	—	—

Total distributions	—	—	—	—	—

Short-term trading fees	0.01	—	—	—	—

Net asset value, end of period	$11.30	$9.01	$8.32	$8.36	$12.43

Total return(b)	25.31%	8.29%	(0.48)%	(32.74)%	8.37%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$475	$344	$367	$439	$807
Ratio of operating expenses to average net assets	3.64%	3.12%	2.70%	2.76%	2.73%
Ratio of net investment income/ (loss) to average net assets	(1.06)%	(0.48)%	(0.71)%	(1.28)%	(0.77)%
Portfolio turnover rate	109%	136%	230%	223%	177%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.65%	3.68%	2.71%	2.83%	2.89%

(a)	The Munder Emerging Markets Fund Class C Shares and Class K Shares commenced operations on March 3, 1997 and January 10, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year		Year	Year
Ended	Ended	Ended		Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01	6/30/00(c)

$9.34	$8.56	$8.53		$12.62	$11.60

(0.03)	0.02	0.00	(d)	(0.06)	(0.00	)(d)
2.48	0.76	0.03		(3.99)	1.02

2.45	0.78	0.03		(4.05)	1.02

—	—	—		(0.04)	—
—	—	(0.00	)(d)	—	—

—	—	(0.00	)(d)	(0.04)	—

0.01	—	—		—	—

$11.80	$9.34	$8.56		$8.53	$12.62

26.34%	9.11%	0.41%		(32.17)%	8.79%

$4,017	$9,693	$14,823		$26,696	$41,167
2.89%	2.37%	1.95%		2.02%	1.98%
(0.31)%	0.27%	0.04%		(0.54)%	(0.02)%
109%	136%	230%		223%	177%
2.90%	2.93%	1.96%		2.08%	2.14%

See Notes to Financial Statements.

15

Munder Emerging Markets Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$9.34	$8.55	$8.51	$12.70	$11.64

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)	0.04	0.02	(0.05)	0.03
Net realized and unrealized gain/(loss) on investments	2.49	0.75	0.04	(4.05)	1.03

Total from investment operations	2.48	0.79	0.06	(4.10)	1.06

Less distributions:
Dividends from net investment income	—	—	—	(0.09)	—
Distributions from capital	—	—	(0.02)	—	—

Total distributions	—	—	(0.02)	(0.09)	—

Short-term trading fees	0.01	—	—	—	—

Net asset value, end of period	$11.83	$9.34	$8.55	$8.51	$12.70

Total return(b)	26.66%	9.24%	0.66%	(32.31)%	9.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,144	$6,747	$7,571	$11,913	$19,896
Ratio of operating expenses to average net assets	2.64%	2.12%	1.70%	1.76%	1.73%
Ratio of net investment income/ (loss) to average net assets	(0.06)%	0.52%	0.29%	(0.28)%	0.23%
Portfolio turnover rate	109%	136%	230%	223%	177%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.65%	2.68%	1.71%	1.83%	1.89%

(a)	The Munder Emerging Markets Fund Class Y Shares commenced operations on December 31, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

16

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Emerging Markets Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares – Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than

17

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

18

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of

19

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $2,340 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund sold within sixty (60) days of purchase may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    For its advisory services provided during the year ended June 30, 2004, Munder Capital Management (the “Advisor”) was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.25% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

20

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P®MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $35,949 before payment of sub-administration fees and $15,959 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1550% for administrative services.

    Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the “Sub-Advisor”) provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and

21

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,779 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

22

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $32 to Comerica Securities and $24,404 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $23,738,328 and $26,023,048 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $1,945,674 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,777,699 and net appreciation for Federal income tax purposes was $167,975. At June 30, 2004, aggregate cost for Federal income tax purposes was $20,237,991.

6. Transactions with Affiliated Companies

    The term “affiliated company” includes investment companies with the same sub-advisor as the Fund. At, or during the year ended June 30, 2004, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	6/30/04	Gain/(Loss)

Korea Investment Opportunities Ltd.*	$270,900	$—	—	$—	—	$262,500	$—

*	The Advisor voluntarily waived duplicate advisory fees in the amount of $5,953 related to this investment.

23

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

7. Geographic Concentration

    The Fund primarily invests in securities of companies in emerging markets, based on the country of organization, the primary stock exchange on which the security is traded, the location of most of the company’s assets, or the location where goods are produced or sold, investments are made or services are performed that account for most of the company’s revenues or profits. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $356.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed

24

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

to shareholders on redemption of shares as a part of the dividends received deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for foreign currency and passive foreign investment company gains and losses, net operating losses, and certain capital gains taxes were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(20,280,639)	$146,602	$(20,134,037)

    The differences between book and tax distributable earnings are primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $20,226,666 of unused capital losses of which $2,355,500, $2,111,714, $14,932,517 and $826,935 expire in 2007, 2009, 2010 and 2011, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net currency losses arising between November 1, 2003 and June 30, 2004 of $53,973.

11. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved a reduction in the fee paid to the Advisor for its advisory services. Effective August 10, 2004, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.15% of the value of its average daily net assets.

    On August 10, 2004, the Board of Trustees approved implementation of a 2% short-term trading (redemption) fee to Class K and Class Y shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

25

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

12. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $404,869, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

13. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

14. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

15. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

26

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

16. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

27

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

28

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

29

Munder Emerging Markets Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of Time
Name, Address and Age	the Funds	Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

30

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Emerging Markets Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Emerging Markets Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Emerging Markets Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

31

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32

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33

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
SUB-ADVISOR

Framlington Overseas Investment Management Limited
155 Bishopsgate
London, England EC2M 3XJ
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNEMRG604

ANNUAL REPORT
June 30, 2004
Munder Future
Technology Fund®
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ending June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER FUTURE TECHNOLOGY FUND

Fund Managers: The Munder Future Technology Fund Team

    The Fund earned a return of 17.65% for the year ended June 30, 2004, relative to the 27.49% return for the Goldman Sachs Technology Composite and the 24.15% median return for the Lipper universe of science and technology mutual funds.

    The Fund posted a strong absolute return for the year, but lagged its Goldman Sachs Technology benchmark for the year. A boost to performance from the computers and peripherals, and information technology services sectors of the Fund was offset by weak relative returns in other sectors, including semiconductors and semiconductor equipment, software, Internet software and services, and communications equipment.

    An overweight in Lexmark International, Inc. (4.2% of the Fund) and an underweight in International Business Machines Corporation (IBM) (4.0% of the Fund) contributed to relative strength in the computers and peripherals segment of the Fund. The lack of a

ii

position in Electronic Data Systems Corporation, Concord EFS, Inc. and SunGard® Data Systems Inc. boosted returns in the information technology services sector.

    Although there were a number of strong performers in the semiconductor-related sector of the Fund, returns were held back by weakness in Novellus Systems, Inc. (0.9% of the Fund) and Taiwan Semiconductor Manufacturing Company Ltd. (1.7% of the Fund). An overweight in Oracle Corporation (4.4% of the Fund) and Microsoft Corporation (7.4% of the Fund) held back returns in the software sector.

    Stocks classified as Internet software and services had a very strong year. That sector of the Goldman Sachs Technology Composite posted a 93.98% return. Within that sector, the Fund’s lack of a position in Yahoo! Inc., which we do not consider to be a true technology security, subtracted close to one percentage point from the Fund’s relative return. In the communications equipment sector, an underweight in Motorola, Inc. (2.2% of the Fund), the position in Sonus Networks, Inc. (0.1% of the Fund) and the absence of Lucent Technologies Inc. held back relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Goldman Sachs Technology Composite is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Future Technology Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Future Technology Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

#	The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Goldman Sachs Technology Composite is a modified capitalization-weighted index of selected technology stocks. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 11/1/99, 11/1/99, 12/1/99, 6/1/00, and 9/1/99, respectively.

*	The Lipper Science and Technology Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 11/1/99, 11/1/99, 12/1/99, 6/1/00, and 9/1/99, respectively.

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

						Lipper
					Goldman	Science &
				S&P	Sachs	Technology
Class and	With		Without	500®	Technology	Funds
Inception Date	Load		Load	Index#	Composite#	Median*

CLASS A (10/26/99)	$3,611	[2]	$3,820	$8,974	$5,649	$5,669
CLASS B (10/26/99)	$3,626	[3]	$3,700	$8,974	$5,649	$5,669
CLASS C1 (11/16/99)	3,297	[2]	$3,330	$8,795	$4,957	$4,879
CLASS K (5/25/00)	N/A		$2,882	$8,546	$4,380	$4,199
CLASS Y (8/26/99)	N/A		$4,204	$9,280	$5,908	$6,405

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Since		Since
Class and	Year		Year	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load

CLASS A (10/26/99)	10.72%	[2]	17.18%	(19.56)%	[2]	(18.59)%
CLASS B (10/26/99)	11.72%	[3]	16.72%	(19.49)%	[3]	(19.14)%
CLASS C1 (11/16/99)	14.28%	[2,3]	16.43%	(21.35)%	[2]	(21.17)%
CLASS K (5/25/00)	N/A		17.23%	N/A		(26.17)%
CLASS Y (8/26/99)	N/A		17.65%	N/A		(16.37)%

[1]	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business on October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 are for Class II Shares, and reflect the fees and expenses of the Class II Shares prior to that date.

[2]	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

[3]	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

v

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vi

Munder Future Technology Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 95.3%
Communications Equipment — 19.5%
275,000	ADC Telecommunications, Inc.†, #	$781,000
42,000	ADTRAN, Inc.	1,401,540
36,000	Alvarion Ltd.†	478,080
26,000	Andrew Corporation†, #	520,260
71,000	Avaya, Inc.†	1,121,090
776,200	Cisco Systems, Inc.†	18,395,940
31,000	Comverse Technology, Inc.†, #	618,140
145,000	Corning, Incorporated†	1,893,700
145,939	Juniper Networks, Inc.†, #	3,585,725
305,000	Motorola, Inc.	5,566,250
553,000	Nortel Networks Corporation†	2,759,470
113,500	QUALCOMM, Incorporated	8,283,230
30,000	Research In Motion Limited†	2,053,200
16,000	Sierra Wireless, Inc.†	592,480
75,074	SiRF Technology Holdings, Inc.†	981,217
58,000	Sonus Networks, Inc.†	277,240

		49,308,562

Computers & Peripherals — 20.9%
49,000	Apple Computer, Inc.†	1,594,460
408,000	Dell, Inc.†	14,614,560
470,000	EMC Corporation†	5,358,000
402,130	Hewlett-Packard Company	8,484,943
115,000	International Business Machines Corporation	10,137,250
109,500	Lexmark International, Inc., Class A†	10,570,035
71,000	Network Appliance, Inc.†, #	1,528,630
23,000	Novatel Wireless, Inc.†, #	609,500

		52,897,378

Electronic Equipment & Instruments — 1.5%
81,000	Jabil Circuit, Inc.†, #	2,039,580
206,000	Sanmina-SCI Corporation†	1,874,600

		3,914,180

Information Technology Services — 5.3%
124,000	Accenture Ltd., Class A†	3,407,520
83,000	Automatic Data Processing, Inc.	3,476,040

See Notes to Financial Statements.

1

Munder Future Technology Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology Services (Continued)
111,000	First Data Corporation	$4,941,720
46,000	Paychex, Inc.	1,558,480

		13,383,760

Internet Software & Services — 3.8%
71,000	Akamai Technologies, Inc.†	1,274,450
64,000	Digital Insight Corporation†	1,326,720
65,000	Digital River, Inc.†	2,120,950
99,700	DoubleClick, Inc.†	774,669
171,000	VeriSign, Inc.†	3,402,900
87,950	webMethods, Inc.†	753,731

		9,653,420

Semiconductors & Semiconductor Equipment — 23.1%
239,000	Agere Systems, Inc., Class A†	549,700
68,000	Altera Corporation†	1,510,960
128,000	Analog Devices, Inc.	6,026,240
64,000	Applied Materials, Inc.†	1,255,680
39,200	Atheros Communications, Inc.†, #	413,168
99,000	August Technology Corporation†	1,241,460
37,000	Integrated Circuit Systems, Inc.†	1,004,920
576,000	Intel Corporation	15,897,600
27,000	KLA-Tencor Corporation†	1,333,260
23,000	Lam Research Corporation†	616,400
50,000	Linear Technology Corporation	1,973,500
60,000	LSI Logic Corporation†	457,200
44,000	Marvell Technology Group Ltd.†	1,174,800
86,000	Maxim Integrated Products, Inc.	4,508,120
38,000	Microchip Technology, Incorporated	1,198,520
68,000	National Semiconductor Corporation†	1,495,320
73,000	Novellus Systems, Inc.†	2,295,120
39,500	Rudolph Technologies, Inc.†, #	718,505
27,000	Semiconductor Manufacturing International Corporation, ADR†, #	289,710
66,700	Sigmatel, Inc.†, #	1,938,302
55,000	STMicroelectronics NV, NYR #	1,210,550
516,924	Taiwan Semiconductor Manufacturing Company Ltd., ADR	4,295,637

See Notes to Financial Statements.

2

Shares		Value

Semiconductors & Semiconductor Equipment (Continued)
173,700	Texas Instruments, Incorporated	$4,200,066
279,000	United Microelectronics Corporation, ADR†, #	1,202,490
56,000	Xilinx, Inc.	1,865,360

		58,672,588

Software — 21.2%
27,000	Activision, Inc.†	429,300
34,000	Adobe Systems, Incorporated	1,581,000
28,000	Altiris, Inc.†, #	773,080
31,000	Amdocs Limited†	726,330
63,000	BEA Systems, Inc.†	517,860
36,000	Check Point Software Technologies Ltd.†	971,640
85,000	Computer Associates International, Inc.	2,385,100
39,000	Electronic Arts, Inc.†, #	2,127,450
31,000	Intuit, Inc.†	1,195,980
39,000	Macrovision Corporation†	976,170
41,000	Mercury Interactive Corporation†, #	2,043,030
658,400	Microsoft Corporation	18,803,904
938,625	Oracle Corporation†	11,197,796
55,000	Quest Software, Inc.†	709,500
66,000	Red Hat, Inc.†, #	1,516,020
34,000	SAP AG, ADR	1,421,540
125,000	Siebel Systems, Inc.†	1,335,000
44,000	Symantec Corporation†	1,926,320
111,575	VERITAS Software Corporation†	3,090,628

		53,727,648

TOTAL COMMON STOCKS
(Cost $321,729,281)		241,557,536

LIMITED PARTNERSHIPS — 2.6%
Technology Hardware & Equipment — 2.6%
13,000,000	Blue Stream Ventures, L.P.†, ††, **, ***	4,897,529
2,025,000	New Enterprise Associates 10, L.P.†, **, ***	1,679,013

		6,576,542

TOTAL LIMITED PARTNERSHIPS
(Cost $14,342,693)		6,576,542

See Notes to Financial Statements.

3

Munder Future Technology Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

PREFERRED STOCKS — 0.0%
(Cost $2,999,991)
Electronic Equipment & Instruments — 0.0%
326,086	Bandwidth9, Inc.†, **, ***	$0

INVESTMENT COMPANY SECURITIES — 0.8%
(Cost $2,141,128)
57,950	Nasdaq-100 Trust, Series 1†, #	2,189,351

Principal
Amount

CONVERTIBLE BONDS AND NOTES — 0.0%
(Cost $91,750)
Communications Equipment — 0.0%
$100,000	Kestrel Solutions, Inc., 144A, 5.500% due 7/15/2005†, **, ***	0

REPURCHASE AGREEMENT — 1.9%
(Cost $4,840,000)
4,840,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $4,840,155 on 07/01/2004, collateralized by $4,685,000 FNMA, 6.250% maturing 05/15/2029 (value $4,936,819)	4,840,000

OTHER INVESTMENTS*
(Cost $12,079,370)	4.8%	12,079,370

TOTAL INVESTMENTS
(Cost $358,224,213)	105.4	267,242,799
OTHER ASSETS AND LIABILITIES (Net)	(5.4)	(13,786,636)

NET ASSETS	100.0%	$253,456,163

*	As of June 30, 2004 the market value of the securities on loan is $11,837,672. Cash collateral received for securities loaned of $12,079,370 is invested in 12,079,370 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Future Technology Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and

See Notes to Financial Statements.

4

does not have the right to demand that such securities be registered. At June 30, 2004 these securities represent $6,576,542, 2.6% of net assets.

Security	Acquisition Date	Cost

Bandwidth9, Inc.	11/01/00	$2,999,991
Blue Stream Ventures L.P.	07/31/00	2,847,518
	10/16/00	2,847,518
	05/25/01	1,898,345
	02/13/01	1,898,345
	12/02/02	949,172
	09/24/03	1,000,000
	04/02/04	1,000,000
Kestrel Solutions, Inc.	07/27/00	91,750
New Enterprise Associates 10 L.P.	10/26/00	269,650
	01/05/01	134,825
	07/27/01	67,412
	09/26/01	134,825
	01/16/02	141,105
	04/23/02	141,105
	07/12/02	141,105
	11/12/02	141,105
	02/04/03	142,388
	07/16/03	143,967
	09/19/03	147,706
	12/10/03	148,087
	04/19/04	148,515

***	Fair valued security as of June 30, 2004. (See Notes to Financial Statements, Note 2).

#	Security, or a portion thereof, is on loan.

†	Non-income producing security.

††	Affiliated security.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association
NYR  — New York Registered Shares

See Notes to Financial Statements.

5

Munder Future Technology Fund

Portfolio of Investments, June 30, 2004 (continued)

At June 30, 2004 the country diversification of the Munder Future Technology Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	87.2%	$220,974,089
Taiwan	2.2	5,498,127
Canada	2.1	5,405,150
Bermuda	1.8	4,582,320
Israel	0.6	1,449,720
Germany	0.5	1,421,540
Netherlands	0.5	1,210,550
Guernsey-Channel Islands	0.3	726,330
Cayman Islands	0.1	289,710

TOTAL COMMON STOCKS	95.3	241,557,536
LIMITED PARTNERSHIPS	2.6	6,576,542
PREFERRED STOCKS	0.0	0
INVESTMENT COMPANY SECURITIES	0.8	2,189,351
CONVERTIBLE BONDS AND NOTES	0.0	0
REPURCHASE AGREEMENT	1.9	4,840,000
OTHER INVESTMENTS	4.8	12,079,370

TOTAL INVESTMENTS	105.4	267,242,799
OTHER ASSETS AND LIABILITIES (Net)	(5.4)	(13,786,636)

NET ASSETS	100.0%	$253,456,163

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Future Technology Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers* (Cost — $340,943,315)	$257,505,270
Securities of affiliated issuers (Cost — $12,440,898)	4,897,529
Repurchase agreement (Cost — $4,840,000)	4,840,000

Total Investments	267,242,799
Cash	524
Interest receivable	155
Dividends receivable	101,031
Receivable for investment securities sold	2,089,418
Receivable for Fund shares sold	28,029
Prepaid expenses and other assets	62,400

Total Assets	269,524,356

LIABILITIES:
Payable for Fund shares redeemed	877,818
Payable for investment securities purchased	1,750,417
Payable upon return of securities loaned	12,079,370
Transfer agency/record keeping fees payable	797,851
Investment advisory fees payable	206,248
Distribution and shareholder servicing fees payable — Class A, B and C Shares	147,442
Trustees’ fees and expenses payable	39,111
Administration fees payable	26,172
Custody fees payable	10,960
Shareholder servicing fees payable — Class K Shares	7
Accrued expenses and other payables	132,797

Total Liabilities	16,068,193

NET ASSETS	$253,456,163

Investments, at cost	$358,224,213

*	Including $11,837,672 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(35,658)
Accumulated net realized loss on investments sold	(1,478,342,146)
Net unrealized depreciation of investments	(90,981,414)
Paid-in capital	1,822,815,381

$253,456,163

NET ASSETS:
Class A Shares	$85,681,778

Class B Shares	$109,399,668

Class C Shares	$54,890,606

Class K Shares	$40,063

Class Y Shares	$3,444,048

SHARES OUTSTANDING:
Class A Shares	22,399,009

Class B Shares	29,588,523

Class C Shares	16,451,346

Class K Shares	9,647

Class Y Shares	819,974

CLASS A SHARES:
Net asset value and redemption price per share	$3.83

Maximum sales charge	5.50%
Maximum offering price per share	$4.05

CLASS B SHARES:
Net asset value and offering price per share*	$3.70

CLASS C SHARES:
Net asset value and offering price per share*	$3.34

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$4.15

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$4.20

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Future Technology Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$70,254
Dividends(a)	878,573
Securities lending	36,792

Total Investment Income	985,619

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	235,463
Class B Shares	1,189,911
Class C Shares	672,435
Shareholder servicing fees:
Class K Shares	229
Transfer agency/record keeping fees	3,339,140
Investment advisory fees	2,839,761
Administration fees	396,826
Printing and mailing fees	338,538
Custody fees	86,301
Legal and audit fees	70,289
Registration and filing fees	51,066
Trustees’ fees and expenses	28,285
Other	30,630

Total Expenses	9,278,874
Fees waived by transfer agent	(285,128)

Net Expenses	8,993,746

NET INVESTMENT LOSS	(8,008,127)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from security transactions	(21,276,683)
Net change in unrealized appreciation/(depreciation) of securities	74,071,815

Net realized and unrealized gain on investments	52,795,132

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,787,005

(a)	Net of foreign withholding taxes of $17,511.

See Notes to Financial Statements.

10

Munder Future Technology Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment loss	$(8,008,127)	$(8,106,027)
Net realized loss from security transactions	(21,276,683)	(130,366,853)
Net change in unrealized appreciation/(depreciation) of securities	74,071,815	143,139,279

Net increase in net assets resulting from operations	44,787,005	4,666,399
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(20,640,153)	(18,198,063)
Class B Shares	(21,518,681)	(22,047,224)
Class C Shares	(16,922,530)	(10,635,301)
Class K Shares	(162,714)	(441,093)
Class Y Shares	(48,988)	(1,237,892)
Short-term trading fees	2,726	—

Net decrease in net assets	(14,503,335)	(47,893,174)
NET ASSETS:
Beginning of year	267,959,498	315,852,672

End of year	$253,456,163	$267,959,498

Accumulated net investment loss	$(35,658)	$(21,509)

See Notes to Financial Statements.

11

Munder Future Technology Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold	$5,005,967	$25,601,782
Redeemed	(25,646,120)	(43,799,845)

Net decrease	$(20,640,153)	$(18,198,063)

Class B Shares:
Sold	$4,542,383	$8,061,078
Redeemed	(26,061,064)	(30,108,302)

Net decrease	$(21,518,681)	$(22,047,224)

Class C Shares:
Sold	$13,693,244	$16,021,168
Redeemed	(30,615,774)	(26,656,469)

Net decrease	$(16,922,530)	$(10,635,301)

Class K Shares:
Sold	$11,773	$3,345
Redeemed	(174,487)	(444,438)

Net decrease	$(162,714)	$(441,093)

Class Y Shares:
Sold	$523,307	$1,169,294
Redeemed	(572,295)	(2,407,186)

Net decrease	$(48,988)	$(1,237,892)

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold	1,350,353	9,000,669
Redeemed	(6,854,207)	(15,241,217)

Net decrease	(5,503,854)	(6,240,548)

Class B Shares:
Sold	1,261,010	2,841,856
Redeemed	(7,157,501)	(10,841,439)

Net decrease	(5,896,491)	(7,999,583)

Class C Shares:
Sold	4,333,640	6,219,998
Redeemed	(9,307,324)	(10,593,808)

Net decrease	(4,973,684)	(4,373,810)

Class K Shares:
Sold	2,917	1,366
Redeemed	(42,763)	(140,997)

Net decrease	(39,846)	(139,631)

Class Y Shares:
Sold	131,124	370,748
Redeemed	(141,496)	(761,077)

Net decrease	(10,372)	(390,329)

See Notes to Financial Statements.

13

Munder Future Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

Net asset value, beginning of period	$3.26	$3.12	$6.02	$16.66	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.09)	(0.08)	(0.10)	(0.15)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.66	0.22	(2.80)	(10.49)	6.74

Total from investment operations	0.57	0.14	(2.90)	(10.64)	6.66

Net asset value, end of period	$3.83	$3.26	$3.12	$6.02	$16.66

Total return(b)	17.18%	4.49%	(48.17)%	(63.87)%	66.60%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$85,682	$90,905	$106,583	$268,665	$823,008
Ratio of operating expenses to average net assets	2.68%	3.00%	2.56%	1.89%	1.60	%(d)
Ratio of net investment loss to average net assets	(2.33)%	(2.68)%	(2.25)%	(1.37)%	(1.28	)%(d)
Portfolio turnover rate	53%	44%	89%	145%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.78%	3.13%	2.59%	1.95%	1.65	%(d)

(a)	The Munder Future Technology Fund Class A Shares and Class B Shares commenced operations on October 26, 1999.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

B Shares

Year	Year	Year	Year	Period
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

$3.17	$3.06	$5.95	$16.58	$10.00

(0.11)	(0.10)	(0.13)	(0.22)	(0.13)
0.64	0.21	(2.76)	(10.41)	6.71

0.53	0.11	(2.89)	(10.63)	6.58

$3.70	$3.17	$3.06	$5.95	$16.58

16.72%	3.59%	(48.57)%	(64.11)%	65.80%

$109,400	$112,580	$133,166	$324,763	$880,011
3.43%	3.75%	3.31%	2.64%	2.35	%(d)
(3.08)%	(3.43)%	(3.00)%	(2.12)%	(2.03	)%(d)
53%	44%	89%	145%	53%
3.53%	3.88%	3.34%	2.70%	2.40	%(d)

See Notes to Financial Statements.

15

Munder Future Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

Net asset value, beginning of period	$2.86	$2.76	$5.38	$15.00	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.10)	(0.09)	(0.12)	(0.20)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.58	0.19	(2.50)	(9.42)	5.11

Total from investment operations	0.48	0.10	(2.62)	(9.62)	5.00

Net asset value, end of period	$3.34	$2.86	$2.76	$5.38	$15.00

Total return(b)	16.43%	3.62%	(48.70)%	(64.13)%	50.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,891	$61,337	$71,303	$185,063	$530,462
Ratio of operating expenses to average net assets	3.43%	3.75%	3.31%	2.64%	2.35	%(d)
Ratio of net investment loss to average net assets	(3.08)%	(3.43)%	(3.00)%	(2.12)%	(2.03	)%(d)
Portfolio turnover rate	53%	44%	89%	145%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.53%	3.88%	3.34%	2.70%	2.40	%(d)

(a)	Prior to the close of business of October 31, 2003 the Munder Future Technology Fund offered Class II shares, which were converted and/or reclassified as Class C shares on that date. Class II shares, which commenced operations on November 16, 1999, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II shares and reflect the fees and expenses of the Class II shares. Class K Shares commenced operations on May 25, 2000.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

K Shares

Year	Year	Year	Year	Period
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

$3.54	$3.39	$6.54	$18.10	$14.40

(0.09)	(0.08)	(0.11)	(0.14)	(0.01)
0.70	0.23	(3.04)	(11.42)	3.71

0.61	0.15	(3.15)	(11.56)	3.70

$4.15	$3.54	$3.39	$6.54	$18.10

17.23%	4.42%	(48.17)%	(63.87)%	25.69%

$40	$175	$641	$9,400	$11,159
2.68%	3.00%	2.56%	1.89%	1.60	%(d)
(2.33)%	(2.68)%	(2.25)%	(1.37)%	(1.27	)%(d)
53%	44%	89%	145%	53%
2.78%	3.13%	2.59%	1.95%	1.64	%(d)

See Notes to Financial Statements.

17

Munder Future Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

Net asset value, beginning of period	$3.57	$3.41	$6.56	$18.09	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.09)	(0.08)	(0.10)	(0.13)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.72	0.24	(3.05)	(11.40)	8.18

Total from investment operations	0.63	0.16	(3.15)	(11.53)	8.10

Less distributions:
Distributions from capital	—	—	—	—	(0.01)

Total distributions	—	—	—	—	(0.01)

Net asset value, end of period	$4.20	$3.57	$3.41	$6.56	$18.09

Total return(b)	17.65%	4.69%	(48.02)%	(63.74)%	81.06%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,444	$2,963	$4,160	$8,939	$19,855
Ratio of operating expenses to average net assets	2.43%	2.75%	2.31%	1.64%	1.35	%(d)
Ratio of net investment loss to average net assets	(2.08)%	(2.43)%	(2.00)%	(1.12)%	(1.03	)%(d)
Portfolio turnover rate	53%	44%	89%	145%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.53%	2.88%	2.34%	1.70%	1.40	%(d)

(a)	The Munder Future Technology Fund Class Y Shares commenced operations on August 26, 1999.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Future Technology Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. As of the close of business on October 31, 2003, Class II Shares of the Fund were converted and/or reclassified as Class C Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

    On August 11, 2003, the Board of Directors of The Munder Funds, Inc. (“MFI”) and the Board of Trustees of MST approved the reorganization and redomiciliation of the Munder Future Technology Fund, a series of MFI, with and into the Fund. On October 30, 2003, the reorganization and redomiciliation was completed.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

19

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the

20

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $285,128 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund redeemed within sixty (60) days of purchase may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

21

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $300 million; 0.90% based on assets above $300 million up to $1 billion; and 0.80% based on assets exceeding $1 billion. Prior to May 18, 2004, the Advisor was entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $4 billion; 0.95% based on assets between $4 and $5 billion; and 0.90% based on assets exceeding $5 billion.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

22

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

    For the year ended June 30, 2004, the Advisor earned $396,826 before payment of sub-administration fees and $159,215 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1397% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $225 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $50 from commissions on sales of Class A Shares for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay

23

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $126 to Comerica Securities and $288 to Comerica Bank for shareholder services provided to Class A, Class B, Class C (including former Class II shareholders) and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $144,263,703 and $203,101,141 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $22,269,311 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $115,160,268 and net depreciation for Federal income tax purposes was $92,890,957. At June 30, 2004, aggregate cost for Federal income tax purposes was $360,133,756.

24

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies in which the Fund owns at least 5% of the company’s voting securities. At, or during the year ended June 30, 2004, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	6/30/04	Gain/(Loss)

Blue Stream Ventures, L.P.	$3,766,961	$2,000,000	2,000,000	$—	—	$4,897,529	$—

7. Industry Concentration

    The Fund primarily invests in equity securities of technology-related companies. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $4,677.

9. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At June 30, 2004, the Fund had total commitments to contribute $7,975,000 to various issuers when and if required.

10. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

25

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

11. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting from different book and tax accounting for net operating losses and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital

$7,993,978	$347,837	$(8,341,815)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(1,476,432,603)	$(92,890,957)	$(1,569,323,560)

    The differences between book and tax distributable earnings are primarily due to wash sales, deferred trustees’ fees and partnership basis adjustments.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $1,465,567,683 of unused capital losses of which $149,921,329, $1,053,993,850, $186,583,565 and $75,068,939 expire in 2009, 2010, 2011 and 2012, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2003 and June 30, 2004 of $10,864,920.

26

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

12. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved implementation of a 2% short-term trading (redemption) fee to Class K and Class Y shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

13. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $896,084, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

14. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

15. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

16. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004.

27

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

17. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

28

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

29

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

30

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

31

Munder Future Technology Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of Time
Name, Address and Age	the Funds	Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

32

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Future Technology Fund and

Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Future Technology Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Future Technology Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

33

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNFT604

ANNUAL REPORT
June 30, 2004
Munder Index 500 Fund
Class A, B, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the 0.25% return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, compared to a 10.40% return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the Munder Index 500 Fund through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder Index 500 Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements
44	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ending June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER INDEX 500 FUND

Fund Managers: The Munder Index 500 Fund Team

    The Fund earned a return of 18.59% for the year ended June 30, 2004, compared to the 19.11% return for the S&P 500® Index and the 18.45% median return for the Lipper universe of mutual funds with the objective of tracking the S&P 500® Index.

    All 10 sectors of the S&P 500® Index generated a positive return for the year. Materials and energy, posting returns greater than 30%, were the strongest performers. The industrials and information technology sectors were not far behind. In fact, health care and telecommunication services were the only two sectors to earn less than a double-digit return for the year ending June 30, 2004.

    The Fund continued to achieve its goal of closely tracking the total return of the S&P 500® Index. The weight of each of the 500 stocks held in the Fund is carefully monitored relative to its weight in the S&P 500® universe of stocks. Cash flows are invested promptly to minimize their impact on returns. The small difference between the returns of the Fund and its S&P 500® benchmark is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P 500® Index is not an actual mutual fund, there are no expenses charged against its return.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ.

ii

Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mutual funds with the objective of tracking the S&P 500® Index represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Munder Index 500 Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Index 500 Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT[1]

					Lipper
				S&P	S&P 500®
Class and	With		Without	500®	Funds
Inception Date	Load		Load	Index#	Median**

CLASS A (12/9/92)	$28,255	*	$28,968	$30,585	$29,131

CLASS B (10/31/95)	N/A		20,920	22,559	21,611

CLASS K (12/7/92)	N/A		28,746	30,585	29,131

CLASS Y (12/1/91)	N/A		29,493	30,585	29,131

	AVERAGE ANNUAL TOTAL RETURNS

						Five			Ten			Since
	One		One	Five		Years	Ten		Years	Since		Inception
Class and	Year		Year	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		w/out load	w/load		load	w/load		load	w/load		load

CLASS A (12/9/92)	15.38%	*	18.33%	(3.28)%	*	(2.79)%	10.95%	*	11.22%	9.93%	*	10.17%

CLASS B (10/31/95)	15.08%	†	18.08%	(3.27)%	†	(3.08)%	N/A		N/A	N/A		8.89%

CLASS K (12/7/92)	N/A		18.34%	N/A		(2.84)%	N/A		11.14%	N/A		10.10%

CLASS Y (12/1/91)	N/A		18.59%	N/A		(2.61)%	N/A		11.42%	N/A		10.99%

*	Reflects the deduction of the maximum sales charge of 2.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. Index comparative returns for Class A, Class B, Class K, and Class Y Shares of the Fund are as of 7/1/94, 11/1/95, 7/1/94, and 7/1/94, respectively.

**	The Lipper S&P 500® Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class K, and Class Y Shares of the Fund are as of 7/1/94, 11/1/95, 7/1/94, and 7/1/94, respectively.

[1]	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

v

[This Page Intentionally Left Blank]

vi

Munder Index 500 Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 97.9%
Aerospace & Defense — 1.9%
80,498	Boeing Company (The)	$4,112,643
19,000	General Dynamics Corporation	1,886,700
11,200	Goodrich Corporation	362,096
81,950	Honeywell International, Inc.	3,001,829
42,842	Lockheed Martin Corporation	2,231,211
34,320	Northrop Grumman Corporation	1,842,984
42,700	Raytheon Company	1,527,379
16,900	Rockwell Collins, Inc.	563,108
49,092	United Technologies Corporation	4,490,936

		20,018,886

Airlines — 0.1%
11,900	Delta Air Lines, Inc.	84,728
75,418	Southwest Airlines Co.	1,264,760

		1,349,488

Air Freight & Logistics — 1.0%
28,560	FedEx Corporation	2,333,066
6,200	Ryder System, Inc.	248,434
107,600	United Parcel Service, Inc., Class B	8,088,292

		10,669,792

Automobiles — 0.7%
174,816	Ford Motor Company	2,735,870
53,900	General Motors Corporation	2,511,201
28,200	Harley-Davidson, Inc.	1,746,708

		6,993,779

Auto Components — 0.2%
7,100	Cooper Tire & Rubber Company	163,300
14,218	Dana Corporation	278,673
53,533	Delphi Corporation	571,732
16,700	Goodyear Tire & Rubber Company†	151,803
18,100	Johnson Controls, Inc.	966,178
12,367	Visteon Corporation	144,323

		2,276,009

Beverages — 2.7%
3,500	Adolph Coors Company, Class B	253,190
76,800	Anheuser-Busch Companies, Inc.	4,147,200

See Notes to Financial Statements.

1

Munder Index 500 Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Beverages (Continued)
11,600	Brown-Forman Corporation, Class B	$559,932
232,500	Coca-Cola Company (The)	11,736,600
44,900	Coca-Cola Enterprises, Inc.	1,301,651
24,600	Pepsi Bottling Group, Inc. (The)	751,284
162,970	PepsiCo, Inc.	8,780,824

		27,530,681

Biotechnology — 1.2%
121,416	Amgen, Inc.†	6,625,671
32,455	Biogen Idec, Inc.†	2,052,779
18,000	Chiron Corporation†	803,520
21,600	Genzyme Corporation†	1,022,328
20,700	Gilead Sciences, Inc.†	1,386,486
23,700	MedImmune, Inc.†	554,580

		12,445,364

Building Products — 0.2%
20,500	American Standard Companies, Inc.	826,355
41,800	Masco Corporation	1,303,324

		2,129,679

Capital Markets — 3.4%
74,200	Bank of New York Company, Inc. (The)	2,187,416
9,992	Bear Stearns Companies, Inc. (The)	842,425
130,259	Charles Schwab Corporation (The)	1,251,789
34,900	E*TRADE Financial Corporation†	389,135
10,300	Federated Investors, Inc., Class B	312,502
23,900	Franklin Resources, Inc.	1,196,912
46,100	Goldman Sachs Group, Inc.	4,340,776
198,792	J. P. Morgan Chase & Co.	7,707,166
22,900	Janus Capital Group, Inc.	377,621
26,400	Lehman Brothers Holdings, Inc.	1,986,600
40,500	Mellon Financial Corporation	1,187,865
91,700	Merrill Lynch & Co., Inc.	4,949,966
104,978	Morgan Stanley	5,539,689
21,000	Northern Trust Corporation	887,880
32,100	State Street Corporation	1,574,184
12,100	T. Rowe Price Group, Inc.	609,840

		35,341,766

See Notes to Financial Statements.

2

Shares		Value

Chemicals — 1.5%
21,700	Air Products & Chemicals, Inc.	$1,138,165
89,376	Dow Chemical Company (The)	3,637,603
95,449	E.I. du Pont de Nemours and Company	4,239,845
7,375	Eastman Chemical Company	340,946
24,500	Ecolab, Inc.	776,650
11,850	Engelhard Corporation	382,874
4,800	Great Lakes Chemical Corporation	129,888
10,500	Hercules, Inc.†	127,995
9,000	International Flavors & Fragrances, Inc.	336,600
25,368	Monsanto Company	976,668
16,400	PPG Industries, Inc.	1,024,836
31,000	Praxair, Inc.	1,237,210
21,352	Rohm & Haas Company	887,816
6,612	Sigma-Aldrich Corporation	394,141

		15,631,237

Commercial Banks — 6.1%
33,650	AmSouth Bancorporation	857,065
194,684	Bank of America Corporation	16,474,160
107,105	Bank One Corporation	5,462,355
53,600	BB&T Corporation	1,981,592
21,359	Charter One Financial, Inc.	943,854
16,500	Comerica, Inc.†††	905,520
53,739	Fifth Third Bancorp	2,890,083
11,800	First Horizon National Corporation	536,546
21,942	Huntington Bancshares Incorporated	502,472
39,200	KeyCorp	1,171,688
11,300	M&T Bank Corporation	986,490
21,200	Marshall & Ilsley Corporation	828,708
65,300	National City Corporation	2,286,153
16,500	North Fork Bancorporation, Inc.	627,825
26,900	PNC Financial Services Group	1,427,852
21,000	Regions Financial Corporation	767,550
31,500	SouthTrust Corporation	1,222,515
27,000	SunTrust Banks, Inc.	1,754,730
29,100	Synovus Financial Corp.	736,812
180,968	U.S. Bancorp	4,987,478
18,150	Union Planters Corporation	541,052
125,504	Wachovia Corporation	5,584,928

See Notes to Financial Statements.

3

Munder Index 500 Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Commercial Banks (Continued)
161,160	Wells Fargo & Company	$9,223,187
8,500	Zions Bancorporation	522,325

		63,222,940

Commercial Services & Supplies — 1.1%
30,300	Allied Waste Industries, Inc.†	399,354
16,900	Apollo Group, Inc., Class A†	1,492,101
10,500	Avery Dennison Corporation	672,105
97,423	Cendant Corporation	2,384,915
16,300	Cintas Corporation	777,021
4,800	Deluxe Corporation	208,800
13,100	Equifax, Inc.	324,225
16,700	H&R Block, Inc.	796,256
11,200	Monster Worldwide, Inc.†	288,064
22,100	Pitney Bowes, Inc.	977,925
20,700	R.R. Donnelley & Sons Company	683,514
16,400	Robert Half International, Inc.	488,228
55,453	Waste Management, Inc.	1,699,634

		11,192,142

Communication Equipment — 0.0%#
18,700	Comverse Technology, Inc.†	372,878

Communications Equipment — 3.0%
77,200	ADC Telecommunications, Inc.†	219,248
15,347	Andrew Corporation†	307,093
42,312	Avaya, Inc.†	668,107
54,200	CIENA Corporation†	201,624
645,500	Cisco Systems, Inc.†	15,298,350
131,029	Corning, Inc.†	1,711,239
137,500	JDS Uniphase Corporation†	521,125
409,145	Lucent Technologies, Inc.†	1,546,568
223,841	Motorola, Inc.	4,085,098
8,900	QLogic Corporation†	236,651
77,400	QUALCOMM, Inc.	5,648,652
14,600	Scientific-Atlanta, Inc.	503,700
39,700	Tellabs, Inc.†	346,978

		31,294,433

See Notes to Financial Statements.

4

Shares		Value

Computers & Peripherals — 3.5%
36,300	Apple Computer, Inc.†	$1,181,202
240,900	Dell, Inc.†	8,629,038
233,300	EMC Corporation†	2,659,620
35,600	Gateway, Inc.†	160,200
291,123	Hewlett-Packard Company	6,142,695
160,900	International Business Machines Corporation	14,183,335
12,400	Lexmark International, Inc., Class A†	1,196,972
9,000	NCR Corporation†	446,310
33,200	Network Appliance, Inc.†	714,796
317,500	Sun Microsystems, Inc.†	1,377,950

		36,692,118

Construction Materials — 0.0%#
9,700	Vulcan Materials Company	461,235

Construction & Engineering — 0.0%#
7,900	Fluor Corporation	376,593

Consumer Finance — 1.3%
122,000	American Express Company	6,268,360
22,900	Capital One Financial Corporation	1,565,902
121,978	MBNA Corporation	3,145,813
27,800	Providian Financial Corporation†	407,826
41,900	SLM Corporation	1,694,855

		13,082,756

Containers & Packaging — 0.2%
5,400	Ball Corporation	389,070
10,200	Bemis Company, Inc.	288,150
14,600	Pactiv Corporation†	364,124
8,069	Sealed Air Corporation†	429,836
5,240	Temple-Inland, Inc.	362,870

		1,834,050

Distributors — 0.1%
16,625	Genuine Parts Company	659,680

Diversified Financial Services — 2.4%
493,772	Citigroup, Inc.	22,960,398
14,340	Moody’s Corporation	927,224
30,500	Principal Financial Group, Inc.	1,060,790

		24,948,412

See Notes to Financial Statements.

5

Munder Index 500 Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Diversified Telecommunication Services — 2.7%
29,466	ALLTEL Corporation	$1,491,569
75,827	AT&T Corporation	1,109,349
175,100	BellSouth Corporation	4,591,122
13,300	CenturyTel, Inc.	399,532
27,400	Citizens Communications Company†	331,540
170,370	Qwest Communications International, Inc.†	611,628
316,175	SBC Communications, Inc.	7,667,244
136,150	Sprint Corporation, FON Common Stock, Series 1	2,396,240
264,506	Verizon Communications, Inc.	9,572,472

		28,170,696

Electric Utilities — 1.8%
12,100	Allegheny Energy, Inc.†	186,461
17,400	Ameren Corporation	747,504
37,740	American Electric Power Company, Inc.	1,207,680
29,295	CenterPoint Energy, Inc.	336,892
17,134	Cinergy Corporation	651,092
15,600	CMS Energy Corporation	142,428
23,000	Consolidated Edison, Inc.	914,480
16,600	DTE Energy Company	672,964
31,100	Edison International	795,227
22,000	Entergy Corporation	1,232,220
63,124	Exelon Corporation	2,101,398
31,521	FirstEnergy Corp.	1,179,201
17,600	FPL Group, Inc.	1,125,520
40,000	PG&E Corporation†	1,117,600
8,700	Pinnacle West Capital Corporation	351,393
17,000	PPL Corporation	780,300
23,550	Progress Energy, Inc.	1,037,377
70,400	Southern Company (The)	2,052,160
18,030	TECO Energy, Inc.	216,180
30,915	TXU Corp.	1,252,367
38,160	Xcel Energy, Inc.	637,654

		18,738,098

Electrical Equipment — 0.4%
19,100	American Power Conversion Corporation	375,315
8,800	Cooper Industries Ltd.	522,808
40,300	Emerson Electric Co.	2,561,065

See Notes to Financial Statements.

6

Shares		Value

Electrical Equipment (Continued)
8,000	Power-One, Inc.†	$87,840
17,700	Rockwell Automation, Inc.	663,927
5,600	Thomas & Betts Corporation†	152,488

		4,363,443

Electronic Equipment & Instruments — 0.5%
45,949	Agilent Technologies, Inc.†	1,345,387
19,200	Jabil Circuit, Inc.†	483,456
18,100	Molex Incorporated	580,648
12,200	PerkinElmer, Inc.	244,488
49,700	Sanmina-SCI Corporation†	452,270
91,800	Solectron Corporation†	593,946
22,350	Symbol Technologies, Inc.	329,439
8,100	Tektronix, Inc.	275,562
15,800	Thermo Electron Corporation†	485,692
11,400	Waters Corporation†	544,692

		5,335,580

Energy Equipment & Services — 0.9%
31,820	Baker Hughes, Inc.	1,198,023
15,400	BJ Services Company†	705,936
42,000	Halliburton Company	1,270,920
14,200	Nabors Industries Ltd.†	642,124
12,900	Noble Corporation	488,781
10,100	Rowan Companies, Inc.†	245,733
56,230	Schlumberger Ltd.	3,571,167
30,615	Transocean, Inc.†	885,998

		9,008,682

Food & Staples Retailing — 3.3%
35,093	Albertson’s, Inc.	931,368
43,834	Costco Wholesale Corporation	1,800,262
37,882	CVS Corporation	1,591,802
70,900	Kroger Co. (The)†	1,290,380
42,600	Safeway, Inc.†	1,079,484
12,900	SUPERVALU, Inc.	394,869
61,000	Sysco Corporation	2,188,070
409,500	Wal-Mart Stores, Inc.	21,605,220

See Notes to Financial Statements.

7

Munder Index 500 Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Food & Staples Retailing (Continued)
97,800	Walgreen Co.	$3,541,338
13,600	Winn-Dixie Stores, Inc.	97,920

		34,520,713

Food Products — 1.2%
62,012	Archer-Daniels-Midland Company	1,040,561
39,200	Campbell Soup Company	1,053,696
50,450	ConAgra Foods, Inc.	1,366,186
36,100	General Mills, Inc.	1,715,833
33,600	H.J. Heinz Company	1,317,120
24,800	Hershey Foods Corporation	1,147,496
39,200	Kellogg Company	1,640,520
13,100	McCormick & Company, Incorporated	445,400
75,500	Sara Lee Corporation	1,735,745
21,400	Wm. Wrigley Jr. Company	1,349,270

		12,811,827

Gas Utilities — 0.1%
15,300	KeySpan Corporation	561,510
4,200	Nicor, Inc.	142,674
25,152	NiSource, Inc.	518,634
3,600	Peoples Energy Corporation	151,740

		1,374,558

Health Care Equipment & Supplies — 2.2%
19,300	Applera Corporation – Applied Biosystems Group	419,775
5,100	Bausch & Lomb, Inc.	331,857
58,500	Baxter International, Inc.	2,018,835
24,200	Becton, Dickinson and Company	1,253,560
24,300	Biomet, Inc.	1,079,892
79,700	Boston Scientific Corporation†	3,411,160
10,000	C.R. Bard, Inc.	566,500
29,900	Guidant Corporation	1,670,812
14,890	Hospira, Inc.†	410,964
115,700	Medtronic, Inc.	5,636,904
4,700	Millipore Corporation†	264,939
16,800	St. Jude Medical, Inc.†	1,270,920

See Notes to Financial Statements.

8

Shares		Value

Health Care Equipment & Supplies (Continued)
38,200	Stryker Corporation	$2,101,000
23,344	Zimmer Holdings, Inc.†	2,058,941

		22,496,059

Health Care Providers & Services — 2.0%
14,514	Aetna, Inc.	1,233,690
10,700	AmerisourceBergen Corporation	639,646
13,280	Anthem, Inc.†	1,189,357
41,111	Cardinal Health, Inc.	2,879,826
43,700	Caremark Rx, Inc.†	1,439,478
13,500	CIGNA Corporation	928,935
7,400	Express Scripts, Inc.†	586,302
46,377	HCA, Inc.	1,928,819
23,200	Health Management Associates, Inc., Class A	520,144
15,400	Humana, Inc.†	260,260
22,480	IMS Health, Inc.	526,931
8,450	Manor Care, Inc.	276,146
27,947	McKesson Corporation	959,421
25,897	Medco Health Solutions, Inc.†	971,137
9,900	Quest Diagnostics, Inc.	841,005
44,450	Tenet Healthcare Corporation†	596,075
58,800	UnitedHealth Group, Inc.	3,660,300
14,900	WellPoint Health Networks, Inc.†	1,668,949

		21,106,421

Hotels, Restaurants & Leisure — 1.3%
60,400	Carnival Corporation	2,838,800
15,400	Darden Restaurants, Inc.	316,470
10,800	Harrah’s Entertainment, Inc.	584,280
36,600	Hilton Hotels Corporation	682,956
33,300	International Game Technology	1,285,380
21,600	Marriott International, Inc., Class A	1,077,408
120,200	McDonald’s Corporation	3,125,200
37,900	Starbucks Corporation†	1,647,892
19,800	Starwood Hotels & Resorts Worldwide, Inc.	888,030
10,900	Wendy’s International, Inc.	379,756
27,680	YUM! Brands, Inc.†	1,030,250

		13,856,422

Household Durables — 0.5%
7,600	Black & Decker Corporation	472,188

See Notes to Financial Statements.

9

Munder Index 500 Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Household Durables (Continued)
11,800	Centex Corporation	$539,850
14,000	Fortune Brands, Inc.	1,056,020
4,500	KB Home	308,835
18,300	Leggett & Platt, Incorporated	488,793
7,500	Maytag Corporation	183,825
26,197	Newell Rubbermaid, Inc.	615,629
12,118	Pulte Homes, Inc.	630,500
5,550	Snap-On, Inc.	186,203
7,800	Stanley Works (The)	355,524
6,600	Whirlpool Corporation	452,760

		5,290,127

Household Products — 2.0%
20,224	Clorox Company	1,087,647
50,800	Colgate-Palmolive Company	2,969,260
47,894	Kimberly-Clark Corporation	3,155,256
245,400	Procter & Gamble Company (The)	13,359,576

		20,571,739

Industrial Conglomerates — 4.5%
74,700	3M Company	6,723,747
1,007,700	General Electric Company	32,649,480
13,100	Textron, Inc.	777,485
191,466	Tyco International Ltd.	6,345,183

		46,495,895

Information Technology Services — 1.2%
13,000	Affiliated Computer Services, Inc., Class A†	688,220
56,400	Automatic Data Processing, Inc.	2,362,032
17,900	Computer Sciences Corporation†	831,097
13,700	Convergys Corporation†	210,980
46,200	Electronic Data Systems Corporation	884,730
83,329	First Data Corporation	3,709,807
18,600	Fiserv, Inc.†	723,354
36,050	Paychex, Inc.	1,221,374
13,307	Sabre Holdings Corporation, Class A	368,737
27,700	SunGard Data Systems, Inc.†	720,200
31,800	Unisys Corporation†	441,384

		12,161,915

See Notes to Financial Statements.

10

Shares		Value

Insurance — 4.5%
27,000	ACE Ltd.	$1,141,560
48,600	AFLAC, Inc.	1,983,366
67,120	Allstate Corporation (The)	3,124,436
10,350	Ambac Financial Group, Inc.	760,104
248,978	American International Group, Inc.	17,747,152
30,125	Aon Corporation	857,659
18,099	Chubb Corporation	1,233,990
16,105	Cincinnati Financial Corporation	700,890
27,900	Hartford Financial Services Group, Inc.	1,917,846
13,325	Jefferson-Pilot Corporation	676,910
17,000	Lincoln National Corporation	803,250
17,700	Loews Corporation	1,061,292
50,000	Marsh & McLennan Companies, Inc.	2,269,000
13,800	MBIA, Inc.	788,256
72,200	MetLife, Inc.	2,588,370
20,800	Progressive Corporation (The)	1,774,240
50,200	Prudential Financial, Inc.	2,332,794
13,300	SAFECO Corporation	585,200
63,734	St. Paul Travelers Companies, Inc.	2,583,776
10,600	Torchmark Corporation	570,280
28,296	UnumProvident Corporation	449,906
13,150	XL Capital Ltd., Class A	992,299

		46,942,576

Internet & Catalog Retail — 0.6%
62,800	eBay, Inc.†	5,774,460

Internet Software & Services — 0.5%
128,600	Yahoo!, Inc.†	4,672,038

Leisure Equipment & Products — 0.2%
9,000	Brunswick Corporation	367,200
27,400	Eastman Kodak Company	739,252
16,850	Hasbro, Inc.	320,150
40,311	Mattel, Inc.	735,676

		2,162,278

Machinery — 1.4%
32,600	Caterpillar, Inc.	2,589,744
5,675	Crane Company	178,138
4,100	Cummins, Inc.	256,250
29,400	Danaher Corporation	1,524,390

See Notes to Financial Statements.

11

Munder Index 500 Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Machinery (Continued)
23,800	Deere & Company	$1,669,332
19,400	Dover Corporation	816,740
14,400	Eaton Corporation	932,256
29,579	Illinois Tool Works, Inc.	2,836,330
16,550	Ingersoll-Rand Company Limited, Class A	1,130,531
8,800	ITT Industries, Inc.	730,400
6,680	Navistar International Corporation†	258,917
16,740	PACCAR, Inc.	970,753
11,933	Pall Corporation	312,525
11,450	Parker-Hannifin Corporation	680,817

		14,887,123

Media — 3.5%
58,663	Clear Channel Communications, Inc.	2,167,598
214,138	Comcast Corporation, Class A†	6,002,288
7,800	Dow Jones & Company, Inc.	351,780
26,000	Gannett Co., Inc.	2,206,100
40,000	Interpublic Group of Companies, Inc.	549,200
7,500	Knight-Ridder, Inc.	540,000
18,200	McGraw-Hill Companies, Inc.	1,393,574
4,800	Meredith Corporation	263,808
14,200	New York Times Company (The), Class A	634,882
18,000	Omnicom Group, Inc.	1,366,020
435,350	Time Warner, Inc.†	7,653,453
31,250	Tribune Company	1,423,125
30,860	Univision Communications, Inc., Class A†	985,360
165,466	Viacom, Inc., Class B	5,910,445
195,908	Walt Disney Company (The)	4,993,695

		36,441,328

Metals & Mining — 0.7%
83,036	Alcoa, Inc.	2,742,679
7,713	Allegheny Technologies, Inc.	139,220
16,900	Freeport-McMoRan Copper & Gold, Inc., Class B	560,235
42,305	Newmont Mining Corporation	1,639,742
7,500	Nucor Corporation	575,700
8,915	Phelps Dodge Corporation†	691,001

See Notes to Financial Statements.

12

Shares		Value

Metals & Mining (Continued)
10,840	United States Steel Corporation	$380,701
8,325	Worthington Industries, Inc.	170,912

		6,900,190

Multiline Retail — 1.0%
10,980	Big Lots, Inc.†	158,771
8,000	Dillard’s, Inc., Class A	178,400
31,481	Dollar General Corporation	615,768
16,400	Family Dollar Stores, Inc.	498,888
17,200	Federated Department Stores, Inc.	844,520
26,900	J.C. Penney Company, Inc.	1,015,744
32,600	Kohl’s Corporation†	1,378,328
27,750	May Department Stores Company	762,848
13,300	Nordstrom, Inc.	566,713
20,300	Sears, Roebuck & Co.	766,528
87,200	Target Corporation	3,703,384

		10,489,892

Multi-Utilities & Unregulated Power — 0.7%
60,800	AES Corporation (The)†	603,744
39,700	Calpine Corporation†	171,504
16,050	Constellation Energy Group, Inc.	608,295
31,201	Dominion Resources, Inc.	1,968,159
87,340	Duke Energy Corporation	1,772,129
36,200	Dynegy, Inc., Class A†	154,212
22,600	Public Service Enterprise Group, Inc.	904,678
21,928	Sempra Energy	754,981

		6,937,702

Office Electronics — 0.1%
76,400	Xerox Corporation†	1,107,800

Oil and Gas — 0.2%
61,170	El Paso Corporation	482,020
11,800	Kinder Morgan, Inc.	699,622
49,627	Williams Companies, Inc.	590,561

		1,772,203

Oil & Gas — 5.4%
8,600	Amerada Hess Corporation	681,034
24,020	Anadarko Petroleum Corporation	1,407,572
31,052	Apache Corporation	1,352,315

See Notes to Financial Statements.

13

Munder Index 500 Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Oil & Gas (Continued)
6,700	Ashland, Inc.	$353,827
37,830	Burlington Resources, Inc.	1,368,689
102,111	ChevronTexaco Corporation	9,609,666
65,439	ConocoPhillips	4,992,341
22,872	Devon Energy Corporation	1,509,552
11,100	EOG Resources, Inc.	662,781
624,396	Exxon Mobil Corporation	27,729,426
14,237	Kerr-McGee Corporation	765,524
33,000	Marathon Oil Corporation	1,248,720
37,300	Occidental Petroleum Corporation	1,805,693
7,200	Sunoco, Inc.	458,064
25,200	Unocal Corporation	957,600
12,300	Valero Energy Corporation	907,248

		55,810,052

Paper & Forest Products — 0.5%
24,360	Georgia-Pacific Group	900,833
46,309	International Paper Company	2,070,012
10,400	Louisiana-Pacific Corporation	245,960
19,248	MeadWestvaco Corporation	565,699
23,000	Weyerhaeuser Company	1,451,760

		5,234,264

Personal Products — 0.6%
8,650	Alberto-Culver Company, Class B	433,711
45,100	Avon Products, Inc.	2,080,914
95,820	Gillette Company	4,062,768

		6,577,393

Pharmaceuticals — 7.7%
148,900	Abbott Laboratories	6,069,164
12,500	Allergan, Inc.	1,119,000
185,640	Bristol-Myers Squibb Company	4,548,180
107,800	Eli Lilly and Company	7,536,298
35,300	Forest Laboratories, Inc.†	1,999,039
283,451	Johnson & Johnson	15,788,221
23,083	King Pharmaceuticals, Inc.†	264,300
212,200	Merck & Co., Inc.	10,079,500
25,600	Mylan Laboratories, Inc.	518,400
728,495	Pfizer, Inc.	24,972,809

See Notes to Financial Statements.

14

Shares		Value

Pharmaceuticals (Continued)
140,500	Schering-Plough Corporation	$2,596,440
10,400	Watson Pharmaceuticals, Inc.†	279,760
127,300	Wyeth	4,603,168

		80,374,279

Real Estate — 0.4%
9,000	Apartment Investment & Management Company, Class A	280,170
38,500	Equity Office Properties Trust	1,047,200
26,800	Equity Residential	796,764
17,500	Plum Creek Timber Company, Inc.	570,150
17,300	ProLogis	569,516
19,900	Simon Property Group, Inc.	1,023,258

		4,287,058

Road & Rail — 0.4%
35,389	Burlington Northern Santa Fe Corporation	1,241,092
20,500	CSX Corporation	671,785
37,400	Norfolk Southern Corporation	991,848
24,700	Union Pacific Corporation	1,468,415

		4,373,140

Semiconductors & Semiconductor Equipment — 3.6%
33,800	Advanced Micro Devices, Inc.†	537,420
35,700	Altera Corporation†	793,254
35,900	Analog Devices, Inc.	1,690,172
161,000	Applied Materials, Inc.†	3,158,820
29,800	Applied Micro Circuits Corporation†	158,536
30,000	Broadcom Corporation, Class A†	1,403,100
617,500	Intel Corporation	17,043,000
18,800	KLA-Tencor Corporation†	928,344
29,500	Linear Technology Corporation	1,164,365
36,500	LSI Logic Corporation†	278,130
30,799	Maxim Integrated Products, Inc.	1,614,484
58,300	Micron Technology, Inc.†	892,573
34,300	National Semiconductor Corporation†	754,257
14,100	Novellus Systems, Inc.†	443,304
15,800	NVIDIA Corporation†	323,900
16,900	PMC-Sierra, Inc.†	242,515
18,500	Teradyne, Inc.†	419,950

See Notes to Financial Statements.

15

Munder Index 500 Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
165,300	Texas Instruments, Inc.	$3,996,954
33,100	Xilinx, Inc.	1,102,561

		36,945,639

Software — 4.5%
22,800	Adobe Systems, Inc.	1,060,200
10,800	Autodesk, Inc.	462,348
21,257	BMC Software, Inc.†	393,255
16,300	Citrix Systems, Inc.†	331,868
55,875	Computer Associates International, Inc.	1,567,852
36,900	Compuware Corporation†	243,540
28,900	Electronic Arts, Inc.†	1,576,495
18,300	Intuit, Inc.†	706,014
8,800	Mercury Interactive Corporation†	438,504
1,030,600	Microsoft Corporation	29,433,936
36,900	Novell, Inc.†	309,591
496,000	Oracle Corporation†	5,917,280
25,600	Parametric Technology Corporation†	128,000
34,787	PeopleSoft, Inc.†	643,560
48,000	Siebel Systems, Inc.†	512,640
29,800	Symantec Corporation†	1,304,644
41,200	VERITAS Software Corporation†	1,141,240

		46,170,967

Specialty Retail — 2.3%
25,500	AutoNation, Inc.†	436,050
7,900	AutoZone, Inc.†	632,790
28,700	Bed Bath & Beyond, Inc.†	1,103,515
30,950	Best Buy Co., Inc.	1,570,403
8,400	Boise Cascade Corporation	316,176
19,000	Circuit City Stores, Inc.	246,050
85,987	Gap, Inc. (The)	2,085,185
212,219	Home Depot, Inc. (The)	7,470,109
44,964	Limited Brands, Inc.	840,827
75,040	Lowe’s Companies, Inc.	3,943,352
29,900	Office Depot, Inc.†	535,509
15,400	RadioShack Corporation	440,902
13,700	Sherwin-Williams Company (The)	569,235
47,450	Staples, Inc.	1,390,759

See Notes to Financial Statements.

16

Shares		Value

Specialty Retail (Continued)
14,000	Tiffany & Co.	$515,900
47,300	TJX Companies, Inc.	1,141,822
20,450	Toys R Us, Inc.†	325,768

		23,564,352

Textiles, Apparel & Luxury Goods — 0.3%
12,000	Jones Apparel Group, Inc.	473,760
10,600	Liz Claiborne, Inc.	381,388
25,200	NIKE, Inc., Class B	1,908,900
5,700	Reebok International Ltd.	205,086
10,500	V.F. Corporation	511,350

		3,480,484

Thrifts & Mortgage Finance — 1.8%
26,650	Countrywide Financial Corporation	1,872,163
65,700	Federal Home Loan Mortgage Corp.	4,158,810
92,500	Federal National Mortgage Association	6,600,800
14,600	Golden West Financial Corporation	1,552,710
9,400	MGIC Investment Corporation	713,084
29,600	Sovereign Bancorp, Inc.	653,568
82,546	Washington Mutual, Inc.	3,189,577

		18,740,712

Tobacco — 1.1%
195,800	Altria Group, Inc.	9,799,790
8,100	R.J. Reynolds Tobacco Holdings, Inc.	547,479
15,800	UST, Inc.	568,800

		10,916,069

Trading Companies & Distributors — 0.1%
8,700	W.W. Grainger, Inc.	500,250

Wireless Telecommunication Services — 0.6%
260,413	AT&T Wireless Services, Inc.†	3,729,114
106,000	Nextel Communications, Inc., Class A†	2,825,960

		6,555,074

TOTAL COMMON STOCKS
(Cost $715,723,752)		1,016,443,416

See Notes to Financial Statements.

17

Munder Index 500 Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount

U.S. TREASURY BILL — 0.4%
(Cost $4,194,540)
$4,200,000	0.986% due 08/19/2004*, ††	4,194,540

REPURCHASE AGREEMENT — 1.4%
(Cost $15,169,000)
15,169,000	Agreement with State Street Bank and Trust Company, 1.15% dated 6/30/04, to be repurchased at $15,169,485 on 07/01/04, collateralized by $15,385,000 Federal Home Loan Mortgage Company, 2.420% maturing 09/16/2005 (value $15,476,725)	15,169,000

TOTAL INVESTMENTS
(Cost $735,087,292)	99.7%	1,035,806,956
OTHER ASSETS AND LIABILITIES (Net)	0.3	2,750,089

NET ASSETS	100.0%	$1,038,557,045

*	Security pledged as collateral for futures contracts.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

†††	Affiliated security.

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

18

[This Page Intentionally Left Blank]

19

Munder Index 500 Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers (cost — $719,268,881)	$1,019,732,436
Securities of affiliated issuers (cost — $649,411)	905,520
Repurchase agreement (cost — $15,169,000)	15,169,000

Total Investments	1,035,806,956
Cash	417
Interest receivable	485
Dividends receivable	1,167,096
Receivable for securities sold	10,218,398
Variation margin receivable	73,870
Receivable for Fund shares sold	1,261,850
Prepaid expenses and other assets	141,114

Total Assets	1,048,670,186

LIABILITIES:
Payable for Fund shares redeemed	7,078,792
Payable for securities purchased	2,228,973
Transfer agency/record keeping fees payable	275,008
Distribution and shareholder servicing fees payable — Class A and B Shares	180,606
Administration fees payable	78,133
Shareholder servicing fees payable — Class K Shares	62,671
Trustees’ fees and expenses payable	58,968
Custody fees payable	16,859
Investment advisory fees payable	3,853
Accrued expenses and other payables	129,278

Total Liabilities	10,113,141

NET ASSETS	$1,038,557,045

Investments, at cost	$735,087,292

See Notes to Financial Statements.

20

NET ASSETS consist of:
Undistributed net investment income	$179,641
Accumulated net realized loss on investments sold	(110,418,583)
Net unrealized appreciation of investments	300,865,259
Paid-in capital	847,930,728

$1,038,557,045

NET ASSETS:
Class A Shares	$436,215,619

Class B Shares	$215,549,394

Class K Shares	$299,782,177

Class Y Shares	$87,009,855

SHARES OUTSTANDING:
Class A Shares	18,322,037

Class B Shares	9,050,672

Class K Shares	12,597,230

Class Y Shares	3,647,687

CLASS A SHARES:
Net asset value and redemption price per share	$23.81

Maximum sales charge	2.50%
Maximum offering price per share	$24.42

CLASS B SHARES:
Net asset value and offering price per share*	$23.82

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$23.80

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$23.85

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Index 500 Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$228,111
Dividends on securities of unaffiliated issuers	17,566,192
Dividends on securities of affiliated issuer	36,298

Total Investment Income	17,830,601

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,047,966
Class B Shares	2,292,554
Shareholder servicing fees:
Class K Shares	779,338
Administration fees	1,420,602
Investment advisory fees	1,179,790
Transfer agency/record keeping fees	1,170,740
Custody fees	201,305
Legal and audit fees	99,303
Registration and filing fees	63,509
Trustees’ fees and expenses	33,064
Other	284,807

Total Expenses	8,572,978
Fees waived by distributor and transfer agent	(1,169,392)

Net Expenses	7,403,586

NET INVESTMENT INCOME	10,427,015

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	(19,641,433)
Security transactions of affiliated issuer	(14,787)
Futures contracts	3,461,764
Net change in unrealized appreciation/(depreciation) of:
Securities	177,996,549
Futures contracts	1,298,331

Net realized and unrealized gain on investments	163,100,424

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$173,527,439

See Notes to Financial Statements.

22

Munder Index 500 Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$10,427,015	$9,070,033
Net realized loss from security transactions and futures contracts	(16,194,456)	(29,058,329)
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	179,294,880	24,910,109

Net increase in net assets resulting from operations	173,527,439	4,921,813
Dividends to shareholders from net investment income:
Class A Shares	(4,349,915)	(3,505,327)
Class B Shares	(1,770,972)	(1,874,903)
Class K Shares	(3,190,323)	(2,914,265)
Class Y Shares	(1,057,033)	(877,182)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(1,435,664)	35,863,088
Class B Shares	(48,374,508)	(45,151,644)
Class K Shares	(57,215,901)	91,956,213
Class Y Shares	2,155,615	3,559,135

Net increase in net assets	58,288,738	81,976,928
NET ASSETS:
Beginning of year	980,268,307	898,291,379

End of year	$1,038,557,045	980,268,307

Undistributed net investment income	$179,641	$229,177

See Notes to Financial Statements.

23

Munder Index 500 Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$166,014,825	$148,949,711
Issued as reinvestment of dividends	3,502,782	2,747,643
Redeemed	(170,953,271)	(115,834,266)

Net increase/(decrease)	$(1,435,664)	$35,863,088

Class B Shares:
Sold	$20,771,026	$26,647,527
Issued as reinvestment of dividends	1,192,985	1,191,968
Redeemed*	(70,338,519)	(72,991,139)

Net decrease	$(48,374,508)	$(45,151,644)

Class K Shares:
Sold	$46,841,363	$147,686,033
Issued as reinvestment of dividends	3,011	4,541
Redeemed	(104,060,275)	(55,734,361)

Net increase/(decrease)	$(57,215,901)	$91,956,213

Class Y Shares:
Sold	$16,719,795	$23,969,495
Issued as reinvestment of dividends	98,963	49,735
Redeemed	(14,663,143)	(20,460,095)

Net increase	$2,155,615	$3,559,135

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

24

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	7,402,319	7,966,501
Issued as reinvestment of dividends	154,228	147,283
Redeemed	(7,594,969)	(6,233,147)

Net increase/(decrease)	(38,422)	1,880,637

Class B Shares:
Sold	928,179	1,417,661
Issued as reinvestment of dividends	52,654	64,188
Redeemed*	(3,115,837)	(3,942,832)

Net decrease	(2,135,004)	(2,460,983)

Class K Shares:
Sold	2,089,351	8,043,457
Issued as reinvestment of dividends	134	244
Redeemed	(4,622,001)	(2,977,214)

Net increase/(decrease)	(2,532,516)	5,066,487

Class Y Shares:
Sold	750,360	1,307,861
Issued as reinvestment of dividends	4,311	2,657
Redeemed	(649,458)	(1,082,475)

Net increase	105,213	228,043

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

25

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04	6/30/03(c)	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$20.33	$20.65	$25.57	$30.71	$29.29

Income/(loss) from investment operations:
Net investment income	0.23	0.20	0.22	0.21	0.24
Net realized and unrealized gain/(loss) on investments	3.48	(0.32)	(4.93)	(4.86)	1.69

Total from investment operations	3.71	(0.12)	(4.71)	(4.65)	1.93

Less distributions:
Dividends from net investment income	(0.23)	(0.20)	(0.21)	(0.21)	(0.23)
Distributions from net realized gains	—	—	—	(0.27)	(0.28)
Distributions in excess of net realized gains	—	—	—	(0.01)	—

Total distributions	(0.23)	(0.20)	(0.21)	(0.49)	(0.51)

Net asset value, end of period	$23.81	$20.33	$20.65	$25.57	$30.71

Total return(b)	18.33%	(0.47)%	(18.48)%	(15.30)%	6.74%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$436,216	$373,247	$340,271	$419,631	$504,843
Ratio of operating expenses to average net assets	0.67%	0.70%	0.55%	0.51%	0.50%
Ratio of net investment income to average net assets	1.03%	1.09%	0.92%	0.76%	0.80%
Portfolio turnover rate	2%	8%	3%	9%	8%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.68%	0.70%	0.64%	0.61%	0.61%

(a)	The Munder Index 500 Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and October 31, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

26

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04	6/30/03(c)	6/30/02	6/30/01	6/30/00

$20.33	$20.65	$25.58	$30.71	$29.32

0.17	0.16	0.13	0.12	0.13
3.50	(0.32)	(4.93)	(4.85)	1.70

3.67	(0.16)	(4.80)	(4.73)	1.83

(0.18)	(0.16)	(0.13)	(0.12)	(0.16)
—	—	—	(0.27)	(0.28)
—	—	—	(0.01)	—

(0.18)	(0.16)	(0.13)	(0.40)	(0.44)

$23.82	$20.33	$20.65	$25.58	$30.71

18.08%	(0.72)%	(18.79)%	(15.56)%	6.37%

$215,549	$227,447	$281,790	$368,079	$402,570
0.92%	0.95%	0.89%	0.86%	0.85%
0.78%	0.84%	0.58%	0.41%	0.45%
2%	8%	3%	9%	8%
1.43%	1.45%	1.39%	1.36%	1.36%

See Notes to Financial Statements.

27

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04	6/30/03(c)	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$20.32	$20.64	$25.56	$30.69	$29.29

Income/(loss) from investment operations:
Net investment income	0.23	0.21	0.19	0.18	0.21
Net realized and unrealized gain/ (loss) on investments	3.48	(0.33)	(4.92)	(4.85)	1.67

Total from investment operations	3.71	(0.12)	(4.73)	(4.67)	1.88

Less distributions:
Dividends from net investment income	(0.23)	(0.20)	(0.19)	(0.18)	(0.20)
Distributions from net realized gains	—	—	—	(0.27)	(0.28)
Distributions in excess of net realized gains	—	—	—	(0.01)	—

Total distributions	(0.23)	(0.20)	(0.19)	(0.46)	(0.48)

Net asset value, end of period	$23.80	$20.32	$20.64	$25.56	$30.69

Total return(b)	18.34%	(0.47)%	(18.56)%	(15.36)%	6.63%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$299,782	$307,427	$207,675	$267,827	$328,059
Ratio of operating expenses to average net assets	0.67%	0.70%	0.64%	0.61%	0.60%
Ratio of net investment income to average net assets	1.03%	1.09%	0.83%	0.66%	0.70%
Portfolio turnover rate	2%	8%	3%	9%	8%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.68%	0.70%	0.64%	0.61%	0.61%

(a)	The Munder Index 500 Fund Class K Shares and Class Y Shares commenced operations on December 7, 1992 and December 1, 1991, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

28

Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04	6/30/03(c)	6/30/02	6/30/01	6/30/00

$20.37	$20.68	$25.62	$30.76	$29.33

0.29	0.25	0.27	0.35	0.28
3.48	(0.31)	(4.97)	(4.96)	1.69

3.77	(0.06)	(4.70)	(4.61)	1.97

(0.29)	(0.25)	(0.24)	(0.25)	(0.26)
—	—	—	(0.27)	(0.28)
—	—	—	(0.01)	—

(0.29)	(0.25)	(0.24)	(0.53)	(0.54)

$23.85	$20.37	$20.68	$25.62	$30.76

18.59%	(0.17)%	(18.40)%	(15.15)%	6.88%

$87,010	$72,148	$68,555	$93,902	$295,132
0.42%	0.45%	0.39%	0.36%	0.35%
1.28%	1.34%	1.08%	0.91%	0.95%
2%	8%	3%	9%	8%
0.43%	0.45%	0.39%	0.36%	0.36%

See Notes to Financial Statements.

29

[This Page Intentionally Left Blank]

30

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide performance and income that is comparable to the Standard & Poors Composite Stock Price Index (“S&P 500®”), a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. As of June 30, 2004, the Class R Shares had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity

31

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: The Fund entered into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the

32

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ended June 30, 2004, such waivers were $23,115 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from the

33

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

Fund a fee, computed and payable daily, based on the average daily net assets at an annual rate of 0.20% based on assets up to $250 million; 0.12% based on assets between $250 and $500 million; and 0.07% based on assets exceeding $500 million.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $68,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $1,420,602 before payment of sub-administration fees and $575,847 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1362% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and

34

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $46,271 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $59 from commissions on sales of Class A Shares for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee, consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to Class A, Class B, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

35

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares

    During the year ended June 30, 2004, the Distributor voluntarily waived 0.50% of 12b-1 fees for Class B Shares of the Fund. For the year ended June 30, 2004, this waiver amounted to $1,146,277.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $1,456 to Comerica Securities and $712,450 to Comerica Bank for shareholder services provided to Class A, Class B and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $21,149,483 and $109,666,158 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $360,724,260 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $70,018,893 and net appreciation for Federal income tax purposes was $290,705,367. At June 30, 2004, aggregate cost for Federal income tax purposes was $745,101,589.

    At June 30, 2004, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value	Value	Unrealized
	Contracts	of Contracts	of Contracts	Appreciation

S&P Index — September 2004	106	$30,075,005	$30,220,600	$145,595

36

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies with control over the Fund’s advisor. At, or during the year ended June 30, 2004, the Fund held the following security of an affiliated company:

	Value	Purchased		Sold		Value
	at					at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	6/30/04	Loss

Comerica, Inc.	$860,250	$—	—	$106,679	2,000	$905,520	$(14,787)

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $16,271.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for return of capital and capital gain distributions from real estate investment trusts were reclassified at year end.

37

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

These reclassifications had no effect on net investment income, net assets or net asset value per share.

    During the years ended June 30, 2004 and June 30, 2003, distributions of $10,368,243 and $9,171,677, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
Undistribu	ted October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$232,247	$(100,258,690)	$290,705,367	$190,678,924

    The differences between book and tax distributable earnings are primarily due to wash sales, tax accounting for futures contracts, real estate investment trust basis adjustments and deferred Trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $86,324,888 of unused capital losses of which $36,863,356, $49,075,455 and $386,077 expire in 2010, 2011 and 2012, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net losses arising between November 1, 2003 and June 30, 2004 of $13,933,802.

10. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved the implementation of a 2% short-term trading (redemption) fee applicable to all classes of shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

11. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 100% will qualify for the dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2004, the Fund designates approximately $17,602,490 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible

38

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

12. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

39

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

40

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre ( since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

41

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

42

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

43

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Index 500 Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Index 500 Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Index 500 Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

44

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45

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management,
a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce St.
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINDEX604

ANNUAL REPORT
June 30, 2004
Munder Intermediate
Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer
and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements
36	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER INTERMEDIATE BOND FUND

Fund Managers: The Munder Intermediate Bond Fund Team

    The Fund generated a -0.54% return for the year ended June 30, 2004, relative to the -0.07% return for the Lehman Brothers Intermediate Government/ Credit Index and the -0.18% median return for the Lipper universe of short-intermediate investment grade debt mutual funds.

    During the year ended June 30, 2004, the primary boost to the Fund’s relative performance came from its maturity structure. Given the wide gap between shorter-term and longer-term rates during the year, the Fund had a barbell maturity structure, with the desired maturity reached through a combination of shorter and longer maturities. This structure works best when the gap between short-term and long-term rates narrows, that is, when the yield curve flattens. That occurred during the year, with a reduction of the yield differential between two-year and three-year securities and yields on bonds with longer maturities. Sector weightings also had a positive impact on returns for the year. The high quality focus of the Fund had no significant impact on relative performance for the year, while issue selection had a modestly negative effect.

    Overall, the positive impact on relative performance from the Fund’s sector weightings and maturity structure was not enough to boost the Fund’s return above that of its Lehman Brothers blended benchmark.

ii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short-intermediate investment grade debt mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Munder Intermediate Bond Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Intermediate Bond Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

				Lehman	Lipper
				Int. Gov’t./	Short-Int.
Class and	With		Without	Credit	Invest. Grade Debt
Inception Date	Load		Load	Index#	Funds Median**

CLASS A (11/24/92)	$16,768	*	$17,466	$19,476	$17,786

CLASS B (10/25/94)	N/A		16,442	19,320	17,678

CLASS C (4/19/96)	N/A		14,621	16,972	15,732

CLASS K (11/20/92)	N/A		17,457	19,476	17,786

CLASS Y (12/1/91)	N/A		17,874	19,476	17,786

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Ten		Ten	Since		Since
Class and	Year		Year	Years		Years	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (11/24/92)	(4.74)	*	(0.79)%	4.64%	*	5.50%	5.30%	*	5.73%	4.97%	*	5.34%

CLASS B (10/25/94)	(6.20)	†	(1.43)%	4.42%	†	4.75%	N/A		N/A	N/A		5.27%

CLASS C (4/19/96)	(2.38)	†	(1.42)%	N/A		4.80%	N/A		N/A	N/A		4.74%

CLASS K (11/20/92)	N/A		(0.69)%	N/A		5.54%	N/A		5.73%	N/A		5.34%

CLASS Y (12/1/91)	N/A		(0.54)%	N/A		5.79%	N/A		5.98%	N/A		5.77%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 11/1/94, 5/1/96, 7/1/94, and 7/1/94, respectively.

**	The Lipper Short-Intermediate Investment Grade Debt Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 11/1/94, 5/1/96, 7/1/94, and 7/1/94, respectively.

v

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vi

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2004

Principal
Amount		Value

ASSET-BACKED SECURITIES — 13.2%
Auto Loan — 2.7%
$3,200,000	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.110% due 07/15/2008	$3,153,183
5,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.940% due 03/22/2010	4,922,193
3,000,000	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	2,988,540

		11,063,916

Credit Card — 4.8%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	4,983,431
1,550,000	Capital One Master Trust, Series 2001-5, Class A, 5.300% due 06/15/2009	1,615,878
1,300,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 3.789% due 03/15/2011†, **	1,390,724
3,342,000	Citibank Credit Card Issuance Trust, Series 2001-A8, Class A8, 4.100% due 12/07/2006	3,374,732
2,400,000	Discover Card Master Trust I, Series 2003-3, Class A, 1.439% due 09/15/2012†	2,412,023
	MBNA Credit Card Master Note Trust:
2,000,000	Series 2001-C3, Class C3, 6.550% due 12/15/2008	2,109,972
3,500,000	Series 2002-C5, Class C5, 4.050% due 01/15/2008	3,545,338

		19,432,098

Home Equity Loans — 0.3%
1,432,560	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	1,431,889

Student Loans — 0.5%
1,920,931	SLM Student Loan Trust, Series 1997-1, Class A2, 1.951% due 01/25/2010†	1,932,859

See Notes to Financial Statements.

1

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Time Share Receivables — 0.4%
$1,465,696	Marriott Vacation Club Owner Trust, Series 2000-1A, Class B, 144A, 7.050% due 09/20/2017, MTN,††	$1,520,722

Utilities — 1.5%
1,415,000	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	1,482,919
4,290,768	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	4,496,632

		5,979,551

Other — 3.0%
	AIG Credit Premium Finance Master Trust:
2,000,000	Series 2002-1, Class A, 1.439% due 12/15/2006†	2,002,500
3,540,000	Series 2003-1, Class A, 1.539% due 11/15/2007†	3,541,226
4,780,000	Distribution Financial Services Floorplan Master Trust, Series 2003-2, Class A, 1.339% due 04/15/2008†	4,785,881
1,898,122	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 1.590% due 03/25/2033†	1,898,757

		12,228,364

TOTAL ASSET-BACKED SECURITIES
(Cost $53,360,624)		53,589,399

See Notes to Financial Statements.

2

Principal
Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) — 2.6%
$3,517,165	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	$3,779,175
2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	1,989,693
2,000,000	Greenwich Capital Commercial Funding Corporation, Series 2002-C1, Class G, 144A, 5.803% due 01/11/2035††	2,014,241
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.989% due 06/15/2035	2,745,851

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)
(Cost $10,963,664)		10,528,960

CORPORATE BONDS AND NOTES — 41.2%
Financials — 30.1%
2,585,000	American Express Credit Corporation, 3.000% due 05/16/2008**	2,488,479
2,570,000	Associates Corporation of North America, 8.250% due 10/15/2004, MTN	2,616,142
2,000,000	Banco Mercantil Del Norte SA, 5.875% due 02/17/2014 ,144A,†, (a)	1,930,000
	Capital One Bank:
1,500,000	6.875% due 02/01/2006, MTN,**	1,582,116
1,195,000	5.750% due 09/15/2010	1,228,082
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,941,934
2,000,000	Countrywide Home Loans, Inc., 5.625% due 07/15/2009, MTN,**	2,083,726
5,000,000	Deutsche Bank Financial, 6.700% due 12/13/2006	5,388,000
	Ford Motor Credit Company:
1,700,000	6.500% due 02/15/2006**	1,766,067
5,050,000	7.000% due 10/01/2013**	5,097,803
6,500,000	General Electric Capital Corporation, 7.375% due 01/19/2010, MTN	7,419,945

See Notes to Financial Statements.

3

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Financials (Continued)
	General Motors Acceptance Corporation:
$4,020,000	5.625% due 05/15/2009**	$4,011,944
2,000,000	7.250% due 03/02/2011, MTN,**	2,099,066
2,260,000	Household Finance Corporation, 8.000% due 07/15/2010	2,622,490
3,000,000	Independence Community Bank Corporation, 3.750% due 04/01/2014†	2,854,476
5,000,000	Inter-American Development Bank, 7.375% due 01/15/2010	5,779,190
	International Lease Finance Corporation:
2,650,000	3.300% due 01/23/2008, MTN	2,573,611
3,435,000	5.875% due 05/01/2013	3,521,689
3,000,000	Jackson National Life Insurance Company, 144A, 5.250% due 03/15/2007, MTN,††	3,154,272
5,000,000	Key Bank National Association, 5.800% due 07/01/2014, MTN,**	5,044,775
3,365,000	Landesbank Baden-Wurttemberg, 6.350% due 04/01/2012, MTN	3,688,807
2,100,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013**	2,066,488
5,925,000	National Rural Utilities Cooperative Finance Corporation, 5.540% due 12/15/2005, MTN	6,131,931
1,500,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	1,503,179
2,000,000	Pemex Finance, Ltd., 9.690% due 08/15/2009	2,294,180
4,985,000	Protective Life Secured Trust, 3.700% due 11/24/2008, MTN	4,892,543
1,750,000	RBS Capital Trust I, 4.709% due 12/29/2049†, **	1,613,456
	SLM Corporation:
2,085,000	1.290% due 01/25/2007, MTN,†	2,085,148
4,825,000	3.625% due 03/17/2008, MTN**	4,758,362
5,000,000	SunAmerica Institutional, 5.750% due 02/16/2009, MTN	5,260,730
800,000	Suntrust Bank, 5.450% due 12/01/2017, MTN	786,684

See Notes to Financial Statements.

4

Principal
Amount		Value

Financials (Continued)
$3,360,000	Swiss Bank Corporation, 7.250% due 09/01/2006	$3,642,657
4,900,000	The Goldman Sachs Group, Inc., 5.250% due 10/15/2013**	4,757,817
2,000,000	The Rouse Company, 5.375% due 11/26/2013**	1,931,978
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008**	1,103,472
5,000,000	UBS Preferred Funding Trust II, 7.247% due 06/29/2049†, **	5,586,875
2,500,000	Washington Mutual Bank FA, 1.520% due 07/25/2006, MTN,†	2,512,168
2,510,000	Westdeutsche Landesbank, 6.050% due 01/15/2009	2,672,445

		122,492,727

Industrials — 8.9%
2,000,000	American Standard, Inc., 7.375% due 02/01/2008	2,160,000
3,553,000	Anheuser-Busch Companies, 9.000% due 12/01/2009	4,319,041
3,250,000	British Telecommunications PLC, 8.375% due 12/15/2010	3,795,399
716,480	Chevron Corporation, 8.110% due 12/01/2004	734,249
3,290,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013**	3,862,279
2,000,000	Daimler Chrysler North American Holdings, 4.750% due 01/15/2008	2,016,574
3,000,000	France Telecom SA, 8.750% due 03/01/2011	3,476,463
5,750,000	Hutchison Whampoa International, Ltd., 144A, 6.250% due 01/24/2014††, **	5,574,464
3,000,000	Pulte Homes, Inc., 5.250% due 01/15/2014	2,832,618
3,750,000	Telecom Italia Capital, 144A, 5.250% due 11/15/2013††, **	3,629,422

See Notes to Financial Statements.

5

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials — (Continued)
$3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	$3,682,333

		36,082,842

Utilities — 2.2%
2,110,000	Constellation Energy Group, 7.000% due 04/01/2012	2,297,720
1,000,000	Constellation Energy Group, Inc., 6.125% due 09/01/2009	1,059,357
2,000,000	FirstEnergy Corporation, Series B, 6.450% due 11/15/2011	2,073,518
3,500,000	Virginia Electric and Power Company, 4.100% due 12/15/2008	3,408,153

		8,838,748

TOTAL CORPORATE BONDS AND NOTES
(Cost $166,454,055)		167,414,317

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.7%
Federal Home Loan Bank (FHLB) — 3.3%
	FHLB:
4,300,000	4.125% due 11/15/2004	4,337,943
2,165,000	5.125% due 03/06/2006**	2,247,303
1,455,000	4.500% due 11/15/2012**	1,409,239
6,000,000	3.875% due 06/14/2013**	5,520,018

		13,514,503

Federal Home Loan Mortgage Corporation (FHLMC) — 11.1%
	FHLMC:
7,200,000	3.875% due 02/15/2005	7,290,562
5,000,000	4.250% due 06/15/2005**	5,096,355
8,970,000	5.250% due 01/15/2006**	9,304,913
705,000	2.375% due 04/15/2006**	698,861
4,000,000	2.375% due 02/15/2007**	3,897,960
8,000,000	4.875% due 03/15/2007**	8,303,360
6,000,000	6.875% due 09/15/2010	6,729,888
3,550,000	5.625% due 03/15/2011	3,739,460

		45,061,359

See Notes to Financial Statements.

6

Principal
Amount		Value

Federal National Mortgage Association (FNMA) — 5.8%
	FNMA:
$2,300,000	5.500% due 02/15/2006**	$2,399,579
5,600,000	2.125% due 04/15/2006**	5,527,015
3,600,000	5.250% due 04/15/2007	3,766,313
8,700,000	3.375% due 12/15/2008**	8,445,603
625,000	7.125% due 06/15/2010**	709,533
2,515,000	5.500% due 03/15/2011	2,630,544

		23,478,587

Government Agency Debentures — 1.5%
6,000,000	Tennessee Valley Authority, 6.375% due 06/15/2005	6,227,052

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $89,560,631)		88,281,501

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 9.7%
Collateralized Mortgage Obligations (CMO) — 5.7%
	FHLMC:
7,850,000	Series 1650 Class J, 6.500% due 06/15/2023	8,263,404
1,532,279	Series 1669 Class G, 6.500% due 02/15/2023	1,551,012
4,000,000	Series 2735 Class PD, 5.000% due 01/15/2027	3,993,932
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,499,437
5,000,000	FNMA, Series 2003-63, Class GU, 4.000% due 07/25/2033	5,015,670

		23,323,455

See Notes to Financial Statements.

7

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corporation (FHLMC) — 0.3%
	FHLMC:
$370,900	Pool #A00813, 9.000% due 10/01/2020	$409,660
135,973	Pool #D88313, 8.000% due 03/01/2028	148,322
56,307	Pool #E61740, 9.000% due 04/01/2010	57,970
581,250	Pool #F70013, Gold, 7.000% due 12/01/2011	617,214

		1,233,166

Federal National Mortgage Association (FNMA) — 2.9%
	FNMA:
349,329	Pool #070225, 7.500% due 08/01/2018	376,317
787,382	Pool #250550, 6.500% due 05/01/2026	823,978
1,557,132	Pool #251518, 6.000% due 02/01/2013	1,627,657
1,836,260	Pool #251760, 6.000% due 06/01/2013	1,919,065
1,452,006	Pool #323406, 5.995% due 11/01/2008	1,546,168
1,959,933	Pool #385677, 4.680% due 12/01/2012	1,940,134
536,695	Pool #490365, 5.771% due 12/01/2028†	553,082
2,948,913	Pool #555290, 4.894% due 02/01/2013	2,944,296

		11,730,697

See Notes to Financial Statements.

8

Principal
Amount		Value

Government National Mortgage Association — 0.8%
	GNMA:
$257,919	Pool #780077, 8.000% due 03/15/2025	$285,085
2,899,936	Pool #781008, 6.000% due 03/15/2029	2,982,057

		3,267,142

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $38,867,978)		39,554,460

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bond — 2.2%
7,400,000	7.500% due 11/15/2016**	9,122,520

U.S. Treasury Notes — 5.3%
1,500,000	2.250% due 02/15/2007**	1,470,762
7,800,000	3.125% due 10/15/2008**	7,643,696
1,000,000	4.250% due 11/15/2013**	973,320
3,250,000	4.750% due 05/15/2014**	3,283,897
3,000,000	5.000% due 02/15/2011**	3,140,157
700,000	5.000% due 08/15/2011**	730,762
4,000,000	6.500% due 08/15/2005**	4,191,564

		21,434,158

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,552,373)		30,556,678

REPURCHASE AGREEMENT — 2.6%
(Cost $10,561,000)
10,561,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $10,561,337 on 07/01/2004, collateralized by $10,860,000 FHLB, 1.400% maturing 06/17/2005 (value $10,773,087)	10,561,000

See Notes to Financial Statements.

9

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Value

OTHER INVESTMENTS*
(Cost $86,476,094)	21.3%	$86,476,094

TOTAL INVESTMENTS
(Cost $487,796,419)	119.8	486,962,409
OTHER ASSETS AND LIABILITIES (Net)	(19.8)	(80,453,448)

NET ASSETS	100.0%	$406,508,961

*	As of June 30, 2004 the market value of the securities on loan is $85,828,008. Collateral received for securities loaned includes $86,476,094 invested in 86,476,094 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio and $827,738 of cash.

**	Security, or a portion thereof, is on loan.

†	Variable rate security. The interest rate shown reflects the rate currently in effect.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. This security may be resold in transactions exempt from registration to qualified institutional buyers.

(a)	Restricted security that is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Intermediate Bond Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At June 30, 2004, these Securities represent $1,930,000, 0.5% of net assets.

Security	Acquisition Date	Acquisition Cost

Banco Mercantil Del Norte SA, 5.875% due 2/17/2014	2/10/2004	$1,991,636

ABBREVIATION:

MTN — Medium Term Note

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder Intermediate Bond Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $85,828,008 of securities loaned)	$476,401,409
Repurchase agreement	10,561,000

Total Investments	486,962,409
Unrestricted cash	499
Restricted cash	827,738
Interest receivable	4,141,157
Receivable for investment securities sold	1,189,419
Receivable for Fund shares sold	3,219,859
Prepaid expenses and other assets	71,580

Total Assets	496,412,661

LIABILITIES:
Payable for Fund shares redeemed	1,263,352
Payable for investment securities purchased	1,093,247
Payable upon return of securities loaned	87,303,832
Shareholder servicing fees payable-Class K Shares	72,051
Administration fees payable	38,738
Trustees’ fees and expenses payable	32,822
Transfer agency/record keeping fees payable	24,884
Custody fees payable	7,358
Investment advisory fees payable	6,605
Distribution and shareholder servicing fees payable-Class A, B and C Shares	2,073
Accrued expenses and other payables	58,738

Total Liabilities	89,903,700

NET ASSETS	$406,508,961

Investments, at cost	$487,796,419

See Notes to Financial Statements.

12

NET ASSETS consist of:
Undistributed net investment income	$527,155
Accumulated net realized loss on investments sold	(22,329,630)
Net unrealized depreciation of investments	(834,010)
Paid-in capital	429,145,446

$406,508,961

NET ASSETS:
Class A Shares	$8,588,292

Class B Shares	$7,812,180

Class C Shares	$1,530,681

Class K Shares	$294,965,628

Class Y Shares	$93,612,180

SHARES OUTSTANDING:
Class A Shares	911,661

Class B Shares	831,395

Class C Shares	162,227

Class K Shares	31,355,281

Class Y Shares	9,946,207

CLASS A SHARES:
Net asset value and redemption price per share	$9.42

Maximum sales charge	4.00%
Maximum offering price per share	$9.81

CLASS B SHARES:
Net asset value and offering price per share*	$9.40

CLASS C SHARES:
Net asset value and offering price per share*	$9.44

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.41

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.41

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder Intermediate Bond Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$16,529,697
Securities lending	61,817

Total Investment Income	16,591,514

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	22,980
Class B Shares	109,400
Class C Shares	15,430
Shareholder servicing fees:
Class K Shares	678,133
Investment advisory fees	1,909,613
Administration fees	527,873
Transfer agency/record keeping fees	105,893
Custody fees	82,293
Legal and audit fees	64,815
Registration and filing fees	52,120
Trustees’ fees and expenses	27,584
Other	74,730

Total Expenses	3,670,864
Fees waived by transfer agent	(744)

Net Expenses	3,670,120

NET INVESTMENT INCOME	12,921,394

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	4,717,035
Net change in unrealized appreciation/(depreciation) of securities	(20,138,226)

Net realized and unrealized loss on investments	(15,421,191)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,499,797)

See Notes to Financial Statements.

14

Munder Intermediate Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$12,921,394	$15,069,307
Net realized gain from security transactions	4,717,035	3,166,132
Net change in unrealized appreciation/(depreciation) of securities	(20,138,226)	13,174,614

Net increase/(decrease) in net assets resulting from operations	(2,499,797)	31,410,053
Dividends to shareholders from net investment income:
Class A Shares	(362,256)	(482,342)
Class B Shares	(351,502)	(538,811)
Class C Shares	(48,909)	(71,606)
Class K Shares	(10,710,639)	(10,414,850)
Class Y Shares	(3,749,235)	(5,023,749)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(1,187,551)	(487,555)
Class B Shares	(6,888,433)	3,100,731
Class C Shares	(322,392)	551,833
Class K Shares	69,468,513	(14,304,314)
Class Y Shares	16,312,795	(42,989,275)

Net increase/(decrease) in net assets	59,660,594	(39,249,885)
NET ASSETS:
Beginning of year	346,848,367	386,098,252

End of year	$406,508,961	$346,848,367

Undistributed net investment income	$527,155	$504,783

See Notes to Financial Statements.

15

Munder Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$3,843,174	$31,067,512
Issued as reinvestment of dividends	261,174	325,477
Redeemed	(5,291,899)	(31,880,544)

Net decrease	$(1,187,551)	$(487,555)

Class B Shares:
Sold	$1,375,451	$9,026,498
Issued as reinvestment of dividends	149,877	235,373
Redeemed*	(8,413,761)	(6,161,140)

Net increase/(decrease)	$(6,888,433)	$3,100,731

Class C Shares:
Sold	$587,055	$2,753,837
Issued as reinvestment of dividends	23,563	29,855
Redeemed	(933,010)	(2,231,859)

Net increase/(decrease)	$(322,392)	$551,833

Class K Shares:
Sold	$125,134,452	$51,090,535
Issued as reinvestment of dividends	15,134	16,185
Redeemed	(55,681,073)	(65,411,034)

Net increase/(decrease)	$69,468,513	$(14,304,314)

Class Y Shares:
Sold	$25,514,575	$36,522,768
Issued as reinvestment of dividends	104,856	85,207
Redeemed	(9,306,636)	(79,597,250)

Net increase/(decrease)	$16,312,795	$(42,989,275)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

16

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	399,604	3,217,976
Issued as reinvestment of dividends	27,263	33,604
Redeemed	(550,189)	(3,303,531)

Net decrease	(123,322)	(51,951)

Class B Shares:
Sold	143,691	936,563
Issued as reinvestment of dividends	15,675	24,379
Redeemed*	(877,343)	(636,793)

Net increase/(decrease)	(717,977)	324,149

Class C Shares:
Sold	60,423	284,089
Issued as reinvestment of dividends	2,459	3,077
Redeemed	(96,475)	(230,227)

Net increase/(decrease)	(33,593)	56,939

Class K Shares:
Sold	13,039,146	5,274,705
Issued as reinvestment of dividends	1,581	1,675
Redeemed	(5,816,646)	(6,761,350)

Net increase/(decrease)	7,224,081	(1,484,970)

Class Y Shares:
Sold	2,656,213	3,777,823
Issued as reinvestment of dividends	10,954	8,800
Redeemed	(970,944)	(8,176,200)

Net increase/(decrease)	1,696,223	(4,389,577)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

17

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$9.88	$9.50	$9.39	$9.09	$9.28

Income/(loss) from investment operations:
Net investment income	0.32	0.39	0.49	0.54	0.52
Net realized and unrealized gain/(loss) on investments	(0.40)	0.41	0.13	0.31	(0.19)

Total from investment operations	(0.08)	0.80	0.62	0.85	0.33

Less distributions:
Dividends from net investment income	(0.38)	(0.42)	(0.51)	(0.55)	(0.52)

Total distributions	(0.38)	(0.42)	(0.51)	(0.55)	(0.52)

Net asset value, end of period	$9.42	$9.88	$9.50	$9.39	$9.09

Total return(b)	(0.79)%	8.66%	6.71%	9.60%	3.68%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$8,588	$10,222	$10,321	$9,768	$7,474
Ratio of operating expenses to average net assets	1.00%	0.98%	0.94%	0.96%	0.96%
Ratio of net investment income to average net assets	3.36%	3.98%	5.13%	5.87%	5.65%
Portfolio turnover rate	86%	87%	85%	179%	130%
Ratio of operating expenses to average net assets without expense waivers	1.00%	0.98%	0.94%	0.96%	0.96%

(a)	The Munder Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 24, 1992 and October 25, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

18

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$9.85	$9.47	$9.36	$9.07	$9.25

0.25	0.31	0.41	0.48	0.45
(0.39)	0.42	0.14	0.29	(0.18)

(0.14)	0.73	0.55	0.77	0.27

(0.31)	(0.35)	(0.44)	(0.48)	(0.45)

(0.31)	(0.35)	(0.44)	(0.48)	(0.45)

$9.40	$9.85	$9.47	$9.36	$9.07

(1.43)%	7.87%	5.93%	8.69%	3.03%

$7,812	$15,266	$11,608	$7,563	$5,645
1.75%	1.73%	1.69%	1.71%	1.71%
2.61%	3.23%	4.38%	5.12%	4.90%
86%	87%	85%	179%	130%
1.75%	1.73%	1.69%	1.71%	1.71%

See Notes to Financial Statements.

19

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$9.89	$9.51	$9.40	$9.11	$9.26

Income/(loss) from investment operations:
Net investment income	0.25	0.31	0.42	0.51	0.45
Net realized and unrealized gain/(loss) on investments	(0.39)	0.42	0.13	0.26	(0.15)

Total from investment operations	(0.14)	0.73	0.55	0.77	0.30

Less distributions:
Dividends from net investment income	(0.31)	(0.35)	(0.44)	(0.48)	(0.45)

Total distributions	(0.31)	(0.35)	(0.44)	(0.48)	(0.45)

Net asset value, end of period	$9.44	$9.89	$9.51	$9.40	$9.11

Total return(b)	(1.42)%	7.83%	5.91%	8.65%	3.37%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,531	$1,937	$1,321	$904	$1,796
Ratio of operating expenses to average net assets	1.75%	1.73%	1.69%	1.71%	1.71%
Ratio of net investment income to average net assets	2.61%	3.23%	4.38%	5.12%	4.91%
Portfolio turnover rate	86%	87%	85%	179%	130%
Ratio of operating expenses to average net assets without expense waivers	1.75%	1.73%	1.69%	1.71%	1.71%

(a)	The Munder Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on April 19, 1996 and November 20, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

20

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$9.86	$9.48	$9.37	$9.08	$9.26

0.32	0.38	0.49	0.55	0.51
(0.39)	0.42	0.13	0.29	(0.17)

(0.07)	0.80	0.62	0.84	0.34

(0.38)	(0.42)	(0.51)	(0.55)	(0.52)

(0.38)	(0.42)	(0.51)	(0.55)	(0.52)

$9.41	$9.86	$9.48	$9.37	$9.08

(0.69)%	8.67%	6.72%	9.50%	3.80%

$294,966	$238,012	$242,929	$254,904	$268,001
1.00%	0.98%	0.94%	0.96%	0.96%
3.36%	3.98%	5.13%	5.87%	5.63%
86%	87%	85%	179%	130%
1.00%	0.98%	0.94%	0.96%	0.96%

See Notes to Financial Statements.

21

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$9.87	$9.49	$9.38	$9.08	$9.26

Income/(loss) from investment operations:
Net investment income	0.35	0.41	0.51	0.58	0.54
Net realized and unrealized gain/(loss) on investments	(0.40)	0.42	0.13	0.29	(0.18)

Total from investment operations	(0.05)	0.83	0.64	0.87	0.36

Less distributions:
Dividends from net investment income	(0.41)	(0.45)	(0.53)	(0.57)	(0.54)

Total distributions	(0.41)	(0.45)	(0.53)	(0.57)	(0.54)

Net asset value, end of period	$9.41	$9.87	$9.49	$9.38	$9.08

Total return(b)	(0.54)%	8.93%	6.99%	9.88%	4.06%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$93,612	$81,411	$119,919	$107,226	$128,663
Ratio of operating expenses to average net assets	0.75%	0.73%	0.69%	0.71%	0.71%
Ratio of net investment income to average net assets	3.61%	4.23%	5.38%	6.12%	5.90%
Portfolio turnover rate	86%	87%	85%	179%	130%
Ratio of operating expenses to average net assets without expense waivers	0.75%	0.73%	0.69%	0.71%	0.71%

(a)	The Munder Intermediate Bond Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

22

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Intermediate Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income

23

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

24

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $744 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.50% on assets up to $1 billion and 0.45% based on assets exceeding $1 billion. Prior to May 18, 2004, the Advisor was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

25

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $527,873 before payment of sub-administration fees and $221,666 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1382% for administrative services.

    Comerica, Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $33,768 for its sub-transfer

26

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

27

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $493 to Comerica Securities and $628,640 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $178,665,702 and $149,356,886, respectively, for the year ended June 30, 2004. Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $226,652,645 and $167,013,121, respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $4,728,122 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $8,076,451 and net depreciation for Federal income tax purposes was $3,348,329. At June 30, 2004, aggregate cost for Federal income tax purposes was $490,310,738.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $5,965.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

28

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for premium amortization and paydown losses were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

    During the years ended June 30, 2004 and June 30, 2003, dividends of $15,222,541 and $16,531,358, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed		Unrealized
Ordinary	Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$556,808	$(19,815,311)	$(3,348,329)	$(22,606,832)

    The differences between book and tax distributable earnings are primarily due to wash sales, premium amortization adjustments and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $19,815,311 of unused capital losses of which $9,662,259, $4,995,681 and $5,157,371 expire in 2005, 2008 and 2009, respectively.

9. Subsequent Event (Unaudited)

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

29

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

10. Tax Information (Unaudited)

    The percentages of total net assets invested in U.S. Government and U.S. Government Agency obligations at June 30, 2004 were as follows:

Federal Home Loan Bank	3.3%
Federal Home Loan Mortgage Corporation	15.9%
Federal National Mortgage Association	9.9%
Government Agency Debentures	1.5%
Government National Mortgage Association	0.8%
U.S. Treasury Bonds	2.2%
U.S. Treasury Notes	5.3%

11. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

30

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Non-Interested Trustees
Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

31

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

32

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

33

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

34

Munder Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

35

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Intermediate Bond Fund and Board of Trustees of Munder Series Trust

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Intermediate Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Intermediate Bond Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

36

[This Page Intentionally Left Blank]

37

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNIMEDBOND604

ANNUAL REPORT
June 30, 2004
Munder International
Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, domestic fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    International bond market returns for the year ended June 30, 2004 were also lower than they were in the previous 12-month period, but remained significantly stronger than the U.S. bond market for the year ended June 30, 2004, as evidenced by the 7.60% return for the Citigroup Non-U.S. Dollar World Government Bond Index.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder International Bond Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer
and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER INTERNATIONAL BOND FUND

Fund Managers: The Munder International Bond Fund Team

    The Fund earned a return of 6.06% for the year ended June 30, 2004, relative to the 7.60% return for the Citigroup Non-U.S. Dollar World Government Bond Index and the 6.06% median return for the Lipper universe of international income mutual funds.

    Currency allocation had the largest impact on the performance of the Fund, relative to its Citigroup benchmark. The largest negative impact on the Fund’s relative performance for the year was an underweight in exposure to the Japanese yen through March 2004, a period when the yen showed significant strength relative to the other currencies represented in the Citigroup universe. As of June 30, exposure to the yen was overweighted in the Fund. An underweight in euro exposure in December 2003, and an underweight in British pound exposure in September 2003, months when these currencies posted strong relative returns, also held back performance for the year. Partially offsetting these negative factors was the boost to the Fund’s return from an overweighting in exposure to the Swedish krona, especially during the last four months of 2003. The lack of exposure to the Swiss franc and Polish zloty throughout the year had no significant impact on relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes

ii

the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion and ¥2.5 trillion. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international income mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder International Bond Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder International Bond Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT

				Citigroup	Lipper
				Non-US $	International
Class and	With		Without	World Gov’t.	Income Funds
Inception Date	Load		Load	Bond Index#	Median**

CLASS A (10/17/96)	$13,430	*	$13,995	$14,323	$15,229

CLASS B (6/9/97)	N/A		13,381	14,902	14,994

CLASS C (6/4/98)	N/A		13,331	14,539	14,008

CLASS K (3/25/97)	N/A		14,533	15,137	15,238

CLASS Y (10/2/96)	N/A		14,244	14,565	15,517

	AVERAGE ANNUAL TOTAL RETURNS

			One			Five			Since
	One		Year	Five		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load

CLASS A (10/17/96)	1.58%	*	5.82%	5.26%	*	6.13%	3.90%	*	4.46%

CLASS B (6/9/97)	(0.07)%	†	4.91%	5.00%	†	5.33%	N/A		4.21%

CLASS C (6/4/98)	4.02%	†	5.02%	N/A		5.53%	N/A		4.85%

CLASS K (3/25/97)	N/A		6.72%	N/A		6.14%	N/A		5.28%

CLASS Y (10/2/96)	N/A		6.06%	N/A		6.40%	N/A		4.67%

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion, and ¥2.5 trillion. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 11/1/96, 6/1/97, 6/1/98, 4/1/97, and 10/1/96, respectively.

**	The Lipper International Income Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 11/1/96, 6/1/97, 6/1/98, 4/1/97, and 10/1/96, respectively.

v

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vi

Munder International Bond Fund

Portfolio of Investments, June 30, 2004

Principal
Amount#			Value

FOREIGN BONDS AND NOTES — 78.4%
Austria — 6.7%
Government — 6.7%
		Republic of Austria:
EUR	750,000	4.300% due 07/15/2014	$909,025
	1,100,000	4.650% due 01/15/2018	1,347,788
JPY	150,000,000	4.500% due 09/28/2005	1,445,303

			3,702,116

Belgium — 1.1%
Government — 1.1%
EUR	460,000	Kingdom of Belgium, 5.500% due 03/28/2028	604,705

Canada — 4.7%
Government — 4.7%
CAD	1,500,000	Government of Canada, 5.500% due 06/01/2010	1,177,320
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,392,249

			2,569,569

Cayman Islands — 3.3%
Corporate — 3.3%
JPY	195,000,000	AIG SunAmerica Institutional Funding II, MTN, 1.200% due 01/26/2005	1,793,153

Denmark — 1.1%
Government — 1.1%
DKK	3,750,000	Kingdom of Denmark, 4.000% due 08/15/2008	623,708

Finland — 1.8%
Government — 1.8%
EUR	750,000	Republic of Finland, 5.000% due 04/25/2009	969,124

France — 2.2%
Government — 2.2%
EUR	1,025,000	Republic of France, 4.000% due 04/25/2013	1,227,635

See Notes to Financial Statements.

1

Munder International Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount#			Value

FOREIGN BONDS AND NOTES (Continued)
Germany — 14.3%
Corporate — 6.2%
JPY	189,000,000	Bayerische Landesbank, 1.400% due 04/22/2013	$1,680,231
	122,000,000	Landwirtschaftliche Rentenbank, 0.650% due 09/30/2008	1,108,465
EUR	500,000	RWE AG, MTN, 5.750% due 02/14/2033	620,622
Government— 8.1%
		Federal Republic of Germany:
	500,000	2.000% due 06/17/2005	607,346
	1,170,000	5.000% due 01/04/2012	1,511,686
	1,125,000	5.250% due 07/04/2010	1,473,538
	635,000	5.500% due 01/04/2031	840,673

			7,842,561

Greece — 3.3%
Government — 3.3%
		Republic of Greece:
EUR	1,000,000	3.500% due 04/18/2008	1,220,104
	500,000	4.500% due 05/20/2014	609,049

			1,829,153

Italy — 6.7%
Government — 6.7%
		Republic of Italy:
EUR	500,000	1.650% due 09/15/2008	615,871
	1,000,000	4.250% due 11/01/2009	1,246,921
	750,000	5.000% due 02/01/2012	962,457
JPY	95,000,000	0.650% due 03/20/2009	863,024

			3,688,273

See Notes to Financial Statements.

2

Principal
Amount#			Value

Japan — 11.7%
Government — 11.7%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010	$1,661,796
		Government of Japan:
	210,000,000	0.600% due 09/20/2008	1,915,459
	210,000,000	1.400% due 06/20/2011	1,931,894
	103,000,000	Japan Financial Corporation, 1.350% due 11/26/2013	907,622

			6,416,771

Netherlands — 4.6%
Corporate — 2.2%
EUR	1,000,000	Bank Nederlandse Gemeenten NV, MTN, 4.375% due 07/04/2013	1,216,472
Government — 2.4%
	1,120,000	Kingdom of Netherlands, 2.750% due 01/15/2009	1,319,054

			2,535,526

Spain — 2.9%
Corporate — 2.9%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA, 5.750% due 09/27/2010	1,599,111

Supranational— 8.5%
Government — 8.5%
		European Investment Bank:
EUR	400,000	3.875% due 04/15/2005	493,141
	865,000	5.625% due 10/15/2010	1,151,573
GBP	375,000	4.500% due 01/14/2013	635,831
JPY	100,000,000	Inter-American Development Bank, 1.900% due 07/08/2009	960,133
	150,000,000	International Bank for Reconstruction & Development, 4.750% due 12/20/2004	1,401,168

			4,641,846

Sweden — 1.8%
Government — 1.8%
SEK	6,500,000	Government of Sweden, Series 1037, 8.000% due 08/15/2007	975,259

See Notes to Financial Statements.

3

Munder International Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount#			Value

FOREIGN BONDS AND NOTES (Continued)
United Kingdom — 3.7%
Corporate — 1.6%
GBP	520,000	AIG SunAmerica Institutional Funding III Ltd., 4.375% due 12/30/2008	$897,528
Government — 2.1%
	500,000	United Kingdom Gilts, 8.000% due 12/07/2015	1,135,388

			2,032,916

TOTAL FOREIGN BONDS AND NOTES
(Cost $40,348,114)			43,051,426

U.S. BONDS AND NOTES — 11.3%
Corporate — 11.3%
EUR	1,000,000	Bank of America Corporation, 4.625% due 02/18/2014	1,205,573
	500,000	Bank of America Corporation, 4.750% due 05/06/2019	600,828
	500,000	The Goldman Sachs Group, Inc., 4.125% due 02/06/2008	617,353
		Citigroup, Inc.:
	500,000	3.875% due 05/21/2010	600,521
JPY	75,000,000	0.800% due 10/30/2008	685,227
	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	952,271
	165,000,000	Proctor & Gamble Company, 2.000% due 06/21/2010	1,569,926

			6,231,699

TOTAL U.S. BONDS AND NOTES
(Cost $6,033,427)			6,231,699

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Government — 3.4%
EUR	750,000	Federal Home Loan Mortgage Corporation, 3.500% due 02/15/2008	914,912
JPY	100,000,000	FNMA, 1.750% due 03/26/2008	953,284

			1,868,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,796,876)			1,868,196

See Notes to Financial Statements.

4

Principal
Amount#			Value

REPURCHASE AGREEMENT — 1.4%
(Cost $756,000)
	$756,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $756,024 on 07/01/2004, collateralized by $730,000 FNMA, 5.500% maturing 02/15/2006 (value $775,169)	$756,000

TOTAL INVESTMENTS
(Cost $48,934,417)	94.5%	51,907,321
OTHER ASSETS AND LIABILITIES (Net)	5.5	3,044,600

NET ASSETS	100.0%	$54,951,921

#	Principal amount expressed in terms of local currency.

ABBREVIATIONS:
CAD  — Canadian Dollar
DKK  — Danish Krone
EUR — Euro Currency
FNMA — Federal National Mortgage Association
GBP  — Great Britain Pound
JPY  — Japanese Yen
MTN — Medium Term Note
SEK  — Swedish Krona

See Notes to Financial Statements.

5

Munder International Bond Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value (see accompanying schedule):
Securities	$51,151,321
Repurchase agreement	756,000

Total Investments	51,907,321
Cash	283
Foreign currency, at value	105,782
Interest receivable	752,701
Receivable for Fund shares sold	2,253,005
Prepaid expenses and other assets	38,789

Total Assets	55,057,881

LIABILITIES:
Payable for Fund shares redeemed	16,299
Trustees’ fees and expenses payable	22,366
Transfer agency/record keeping fees payable	10,604
Custody fees payable	7,565
Administration fees payable	5,775
Distribution and shareholder servicing fees payable-Class A, B and C Shares	3,800
Investment advisory fees payable	667
Accrued expenses and other payables	38,884

Total Liabilities	105,960

NET ASSETS	$54,951,921

Investments, at cost	$48,934,417

Foreign currency, at cost	$105,590

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$1,914,112
Accumulated net realized gain on investments sold	426,434
Net unrealized appreciation of investments	2,971,049
Paid-in capital	49,640,326

$54,951,921

NET ASSETS:
Class A Shares	$5,576,044

Class B Shares	$1,611,392

Class C Shares	$1,661,504

Class K Shares	$11

Class Y Shares	$46,102,970

SHARES OUTSTANDING:
Class A Shares	485,830

Class B Shares	143,052

Class C Shares	145,261

Class K Shares	1

Class Y Shares	3,995,707

CLASS A SHARES:
Net asset value and redemption price per share	$11.48

Maximum sales charge	4.00%
Maximum offering price per share	$11.96

CLASS B SHARES:
Net asset value and offering price per share*	$11.26

CLASS C SHARES:
Net asset value and offering price per share*	$11.44

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.48

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.54

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder International Bond Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest(a)	$1,314,844

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	8,777
Class B Shares	15,378
Class C Shares	12,108
Investment advisory fees	236,397
Administration fees	66,326
Transfer agency/record keeping fees	53,358
Registration and filing fees	51,360
Legal and audit fees	48,515
Custody fees	38,667
Trustees’ fees and expenses	24,683
Other	31,744

Total Expenses	587,313
Fees waived by transfer agent	(600)

Net Expenses	586,713

NET INVESTMENT INCOME	728,131

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	3,252,378
Foreign currency-related transactions	121,009
Net change in unrealized appreciation/(depreciation) of:
Securities	(1,475,912)
Foreign currency-related transactions	(34,906)

Net realized and unrealized gain on investments	1,862,569

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,590,700

(a)	Net of foreign withholding taxes of $12,428.

See Notes to Financial Statements.

8

Munder International Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$728,131	$1,018,820
Net realized gain from security and foreign currency-related transactions	3,373,387	1,905,396
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(1,510,818)	4,412,463

Net increase in net assets resulting from operations	2,590,700	7,336,679
Dividends to shareholders from net investment income:
Class A Shares	(170,269)	(16,572)
Class B Shares	(63,445)	(2,255)
Class C Shares	(46,284)	(841)
Class K Shares	(1)	(41)
Class Y Shares	(2,079,326)	(402,495)
Distributions to shareholders from net realized gains:
Class A Shares	(36,724)	—
Class B Shares	(16,315)	—
Class C Shares	(11,902)	—
Class K Shares	(1)	—
Class Y Shares	(425,540)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	2,481,837	1,463,300
Class B Shares	(157,894)	1,298,153
Class C Shares	618,911	708,515
Class K Shares	—	(8,063)
Class Y Shares	6,806,411	(1,781,347)

Net increase in net assets	9,490,158	8,595,033
NET ASSETS:
Beginning of year	45,461,763	36,866,730

End of year	$54,951,921	$45,461,763

Undistributed net investment income	$1,914,112	$757,954

See Notes to Financial Statements.

9

Munder International Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$6,868,052	$13,180,817
Issued as reinvestment of dividends and distributions	185,659	14,558
Redeemed	(4,571,874)	(11,732,075)

Net increase	$2,481,837	$1,463,300

Class B Shares:
Sold	$466,639	$2,160,234
Issued as reinvestment of dividends and distributions	40,417	1,123
Redeemed*	(664,950)	(863,204)

Net increase/(decrease)	$(157,894)	$1,298,153

Class C Shares:
Sold	$1,071,052	$900,893
Issued as reinvestment of dividends and distributions	44,326	598
Redeemed	(496,467)	(192,976)

Net increase	$618,911	$708,515

Class K Shares:
Sold	$—	$30,009
Redeemed	—	(38,072)

Net decrease	$—	$(8,063)

Class Y Shares:
Sold	$7,267,744	$963,877
Issued as reinvestment of dividends and distributions	15,710	1,022
Redeemed	(477,043)	(2,746,246)

Net increase/(decrease)	$6,806,411	$(1,781,347)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	589,564	1,250,204
Issued as reinvestment of dividends and distributions	15,841	1,394
Redeemed	(397,091)	(1,109,022)

Net increase	208,314	142,576

Class B Shares:
Sold	41,257	213,361
Issued as reinvestment of dividends and distributions	3,499	109
Redeemed*	(59,598)	(82,653)

Net increase/(decrease)	(14,842)	130,817

Class C Shares:
Sold	92,099	84,964
Issued as reinvestment of dividends and distributions	3,779	57
Redeemed	(42,449)	(17,709)

Net increase	53,429	67,312

Class K Shares:
Sold	—	2,845
Redeemed	—	(3,542)

Net decrease	—	(697)

Class Y Shares:
Sold	624,776	88,821
Issued as reinvestment of dividends and distributions	1,335	97
Redeemed	(40,805)	(272,147)

Net increase/(decrease)	585,306	(183,229)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$11.50	$9.70	$8.60		$9.29	$9.74

Income/(loss) from investment operations:
Net investment income	0.16	0.25	0.25		0.25	0.28
Net realized and unrealized gain/(loss) on investments	0.52	1.64	0.99		(0.94)	(0.23)

Total from investment operations	0.68	1.89	1.24		(0.69)	0.05

Less distributions:
Dividends from net investment income	(0.58)	(0.09)	(0.14)		—	(0.50)
Distributions from net realized gains	(0.12)	—	—		—	—
Distributions from capital	—	—	(0.00	)(d)	—	—

Total distributions	(0.70)	(0.09)	(0.14)		—	(0.50)

Net asset value, end of period	$11.48	$11.50	$9.70		$8.60	$9.29

Total return(b)	5.82%	19.63%	14.50%		(7.43)%	0.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,576	$3,191	$1,308		$1,327	$410
Ratio of operating expenses to average net assets	1.41%	1.39%	1.14%		1.10%	1.16%
Ratio of net investment income to average net assets	1.37%	2.31%	2.83%		2.78%	2.94%
Portfolio turnover rate	64%	87%	25%		87%	138%
Ratio of operating expenses to average net assets without expense waivers	1.42%	1.40%	1.14%		1.10%	1.16%

(a)	The Munder International Bond Fund Class A Shares and Class B Shares commenced operations on October 17, 1996 and June 9, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year		Year	Year
Ended	Ended	Ended		Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$11.30	$9.53	$8.48		$9.23	$9.72

0.07	0.16	0.18		0.18	0.21
0.50	1.63	0.98		(0.93)	(0.23)

0.57	1.79	1.16		(0.75)	(0.02)

(0.49)	(0.02)	(0.11)		—	(0.47)
(0.12)	—	—		—	—
—	—	(0.00	)(d)	—	—

(0.61)	(0.02)	(0.11)		—	(0.47)

$11.26	$11.30	$9.53		$8.48	$9.23

4.91%	18.75%	13.78%		(8.13)%	(0.44)%

$1,611	$1,784	$258		$132	$223
2.16%	2.14%	1.89%		1.85%	1.91%
0.62%	1.56%	2.08%		2.03%	2.19%
64%	87%	25%		87%	138%
2.17%	2.15%	1.89%		1.85%	1.91%

See Notes to Financial Statements.

13

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$11.46	$9.67	$8.61		$9.29	$9.77

Income/(loss) from investment operations:
Net investment income	0.07	0.17	0.19		0.18	0.21
Net realized and unrealized gain/(loss) on investments	0.52	1.64	0.98		(0.86)	(0.22)

Total from investment operations	0.59	1.81	1.17		(0.68)	(0.01)

Less distributions:
Dividends from net investment income	(0.49)	(0.02)	(0.11)		—	(0.47)
Distributions from net realized gains	(0.12)	—	—		—	—
Distributions from capital	—	—	(0.00	)(d)	—	—

Total distributions	(0.61)	(0.02)	(0.11)		—	(0.47)

Net asset value, end of period	$11.44	$11.46	$9.67		$8.61	$9.29

Total return(b)	5.02%	18.68%	13.69%		(7.32)%	(0.34)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,662	$1,053	$237		$37	$28
Ratio of operating expenses to average net assets	2.16%	2.14%	1.89%		1.85%	1.91%
Ratio of net investment income to average net assets	0.62%	1.56%	2.08%		2.03%	2.19%
Portfolio turnover rate	64%	87%	25%		87%	138%
Ratio of operating expenses to average net assets without expense waivers	2.17%	2.15%	1.89%		1.85%	1.91%

(a)	The Munder International Bond Fund Class C Shares and Class K Shares commenced operations on June 4, 1998 and March 25, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Net assets at end of period were less than $1,000.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year		Year	Year
Ended	Ended	Ended		Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$11.42	$9.72	$8.61		$9.29	$9.75

0.18	0.25	0.26		0.25	0.28
0.58	1.54	0.99		(0.93)	(0.24)

0.76	1.79	1.25		(0.68)	0.04

(0.58)	(0.09)	(0.14)		—	(0.50)
(0.12)	—	—		—	—
—	—	(0.00	)(d)	—	—

(0.70)	(0.09)	(0.14)		—	(0.50)

$11.48	$11.42	$9.72		$8.61	$9.29

6.72%	18.55%	14.60%		(7.32)%	0.24%

$0 (e)	$0 (e)	$7		$95	$44
1.41%	1.39%	1.14%		1.10%	1.16%
1.37%	2.31%	2.83%		2.78%	2.94%
64%	87%	25%		87%	138%
1.42%	1.40%	1.14%		1.10%	1.16%

See Notes to Financial Statements.

15

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (Continued)

	Y Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$11.56	$9.76	$8.66		$9.33	$9.77

Income/(loss) from investment operations:
Net investment income	0.19	0.27	0.28		0.27	0.31
Net realized and unrealized gain/(loss) on investments	0.52	1.65	1.00		(0.94)	(0.24)

Total from investment operations	0.71	1.92	1.28		(0.67)	0.07

Less distributions:
Dividends from net investment income	(0.61)	(0.12)	(0.18)		—	(0.51)
Distributions from net realized gains	(0.12)	—	—		—	—
Distributions from capital	—	—	(0.00	)(d)	—	—

Total distributions	(0.73)	(0.12)	(0.18)		—	(0.51)

Net asset value, end of period	$11.54	$11.56	$9.76		$8.66	$9.33

Total return(b)	6.06%	19.80%	14.98%		(7.18)%	0.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$46,103	$39,434	$35,057		$31,083	$33,905
Ratio of operating expenses to average net assets	1.16%	1.14%	0.89%		0.85%	0.91%
Ratio of net investment income to average net assets	1.62%	2.56%	3.08%		3.03%	3.20%
Portfolio turnover rate	64%	87%	25%		87%	138%
Ratio of operating expenses to average net assets without expense waivers	1.17%	1.15%	0.89%		0.85%	0.91%

(a)	The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

16

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities and assets for which market quotations are

17

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange

18

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

19

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $600 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

20

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P®MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $66,326 before payment of sub-administration fees and $27,606 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1403% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,909 for its sub-transfer

21

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

22

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid no fees to Comerica Securities or to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $35,052,249 and $29,764,782 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $3,506,761 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $533,857 and net appreciation for Federal income tax purposes was $2,972,904. At June 30, 2004, aggregate cost for Federal income tax purposes was $48,934,417.

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30,

23

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $737.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividend paid deduction.

    As determined in June 30, 2004, permanent differences resulting primarily from different book and tax treatment of foreign currency gain and losses were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2004 and June 30, 2003 were as follows:

	Ordinary Income	Long-term Capital Gains	Total

June 30, 2004	$2,359,325	$490,482	$2,849,807
June 30, 2003	422,204	—	422,204

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Unrealized
Undistributed	Long Term	Appreciation/
Ordinary Income	Capital Gains	(Depreciation)	Total

$1,983,547	$374,629	$2,971,049	$5,329,225

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

24

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

10. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved the implementation of a 2% short-term trading (redemption) fee applicable to all classes of shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

11. Tax Information (Unaudited)

    For the year ended June 30, 2004, the amount of long-term capital gain distributions designated by the Fund was $490,482.

12. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at

25

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

26

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

27

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

28

Munder International Bond Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 43	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

29

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder International Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder International Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder International Bond Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

30

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINTLBOND604

ANNUAL REPORT
June 30, 2004
Munder International
Equity Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. International equity markets had an even greater increase than the U.S. market over the same period with the Morgan Stanley Capital International (MSCI) All Country World Index ex-U.S. posting a 32.50% return for the year.

    In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity markets were buoyed by an improving economies and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the Munder International Equity Fund through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder International Equity Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
32	Statement of Assets and Liabilities
34	Statement of Operations
35	Statements of Changes in Net Assets
36	Statements of Changes in Net Assets — Capital Stock Activity
38	Financial Highlights
43	Notes to Financial Statements
58	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER INTERNATIONAL EQUITY FUND

Fund Managers: The Munder International Equity Fund Team

    The Fund generated a return of 28.56% for the year ended June 30, 2004, relative to the 32.50% return for the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-U.S. and the 25.52% median return for the Lipper universe of international large-cap core mutual funds.

    The Fund offers a non-traditional and highly quantitative approach to international investing, providing broad exposure to international markets. The core holdings of the Fund, which generally account for approximately 85% of the Fund’s assets, consist primarily of American Depositary Receipts (ADRs) (which are listed and traded in the United States) of foreign companies with a market capitalization of over $250 million. The remaining securities, approximately 15% of the portfolio, are selected based on an economic model that compares the actual market price of foreign securities to an intrinsic price calculated by the model.

    The Fund generated a strong absolute return for the year and outperformed the median return of its Lipper universe of international large-cap core mutual funds, but lagged its MSCI ACWI ex-U.S. benchmark. The primary reason for this underperformance was the Fund’s underweight in Japan, coupled with the relative weak performance of the Fund’s Japanese holdings. Other factors had a relatively modest impact on the Fund’s performance. An overweight in German holdings boosted returns, and weak relative returns from South Korean and French stocks had a slightly negative impact on Fund performance.

ii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI ACWI Index ex-U.S. is an unmanaged index designed to measure equity market performance in the global developed and emerging markets, excluding the United States. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international large-cap core mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Munder International Equity Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder International Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

						Lipper
					FTSE World	International
Class and	With		Without	MSCI World	Index	Large-Cap Core
Inception Date	Load		Load	Index ex-U.S.#	ex-U.S.#	Funds Median**

CLASS A (11/30/92)	$15,429	*	$16,330	$15,379	$15,528	$14,894

CLASS B (3/9/94)	N/A		15,375	15,379	15,528	14,894

CLASS C (9/29/95)	N/A		13,443	14,501	14,778	13,868

CLASS K (11/23/92)	N/A		16,338	15,379	15,528	14,894

CLASS Y (12/1/91)	N/A		16,767	15,379	15,528	14,894

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Ten		Ten	Since		Since
Class and	Year		Year	Years		Years	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (11/30/92)	21.10%	*	28.09%	(1.56)%	*	(0.45)%	4.43%	*	5.03%	5.41%	*	5.93%

CLASS B (3/9/94)	22.20%	†	27.20%	(1.55)%	†	(1.23)%	N/A		4.40%	N/A		3.56%

CLASS C (9/29/95)	26.26%	†	27.26%	N/A		(1.22)%	N/A		N/A	N/A		3.44%

CLASS K (11/23/92)	N/A		28.09%	N/A		(0.47)%	N/A		5.03%	N/A		6.05%

CLASS Y (12/1/91)	N/A		28.56%	N/A		(0.21)%	N/A		5.30%	N/A		6.19%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Morgan Stanley Capital International (MSCI) All Country World Index ex-U.S. is an unmanaged index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The FTSE (Financial Times / London Stock Exchange) World Index ex-U.S. is an unmanaged index used to measure global equity markets, excluding the United States. The Fund has changed its primary index from the FTSE World Index ex-U.S. to the MSCI All Country World Index ex-U.S., which better reflects the markets in which the Fund invests. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 7/1/94, 10/1/95, 7/1/94, and 7/1/94, respectively.

**	The Lipper International Large-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 7/1/94, 10/1/95, 7/1/94, and 7/1/94, respectively.

v

[This Page Intentionally Left Blank]

vi

Munder International Equity Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 98.2%
Argentina — 0.1%
956	BBVA Banco Frances SA, ADR†	$4,866
700	Grupo Financiero Galicia SA, ADR	3,738
1,700	Petrobras Energia Participaciones SA, ADR†, ***	16,592
700	Telecom Argentina SA, ADR, Class B†	6,332
474	Telefonica de Argentina SA, ADR†, ***	3,664
600	Transportadora de Gas del Sur SA, ADR†	2,451

		37,643

Australia — 3.2%
2,300	Alumina Ltd., ADR	34,385
1,750	Amcor Ltd., ADR***	33,845
320	Ansell Ltd., ADR	6,790
2,850	Australia & New Zealand Banking Group Ltd., ADR	182,400
14,658	BHP Billiton Ltd., ADR	256,808
1,100	Boral Ltd., ADR	19,800
2,600	Burns Philip & Company Ltd., ADR†	7,390
2,700	Coca-Cola Amatil Ltd., ADR	26,068
1,200	Coles Myer Ltd., ADR	57,360
4,300	Computershare Ltd., ADR	9,810
15,700	Foster’s Group Ltd., ADR***	51,622
2,000	ION Limited, ADR	2,630
3,100	Lend Lease Corporation Ltd., ADR	22,199
1,000	Mayne Group Ltd., ADR	11,877
2,300	National Australia Bank Ltd., ADR	239,798
2,600	Newcrest Mining Ltd., ADR***	24,958
6,300	News Corporation Ltd., ADR***	145,222
7,500	News Corporation Ltd., ADR, PRF	246,600
200	Novogen Limited, ADR†	3,716
700	Rinker Group Limited, ADR	39,106
970	Rio Tinto Ltd., ADR	97,166
1,100	Santos Ltd., ADR	21,252
200	Sims Group Ltd., ADR	6,386
300	Sons of Gwalia, ADR†	2,884
1,200	Southcorp Holdings Ltd., ADR	13,124
2,000	St. George Bank Ltd., ADR	61,357
300	TABCORP Holdings Ltd., ADR	29,759
9,600	Telstra Corporation Ltd., ADR	169,728
400	Village Roadshow Limited, ADR†	2,511
2,800	Westpac Banking Corp., ADR	172,900

See Notes to Financial Statements.

1

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Australia (Continued)
2,300	WMC Resources Ltd., ADR***	$31,717
5,200	Woodside Petroleum Ltd., ADR	60,385

		2,091,553

Austria — 0.4%
297	Boehler-Uddeholm AG, ADR	8,206
150	BWT AG, ADR	3,915
900	Erste Bank der oesterreichischen Sparkassen AG, ADR***	70,681
1,420	EVN AG, ADR	15,549
400	Mayr-Melnhof Karton AG, ADR	12,896
1,100	OMV AG, ADR	42,829
1,900	Telekom Austria AG, ADR	58,330
1,200	VA Technologie AG, ADR†	6,757
700	Vienna International Airport, ADR	10,092
2,850	Wienerberger AG, ADR	19,841

		249,096

Bahamas — 0.0%#
200	Kerzner International Ltd.†	9,512
100	Steiner Leisure Limited†	2,113

		11,625

Belgium — 0.5%
700	Delhaize Le Lion SA, ADR	35,910
10,150	Fortis, ADR***	224,751
700	Solvay SA, ADR	57,146

		317,807

Belize — 0.0%#
500	Carlisle Holdings, Ltd.†	3,283

Bermuda — 0.8%
4,550	Accenture Ltd., Class A†	125,034
300	Asia Satellite Telecommunications Holdings Ltd., ADR	5,055
500	Aspen Insurance Holdings Limited	11,732
600	Assured Guaranty Ltd.†	10,179
1,250	Axis Capital Holdings Ltd.	35,000
300	Brilliance China Automotive Holdings Ltd., ADR***	8,835
300	China Yuchai International Limited	5,401
500	ChipMos Technologies (Bermuda) Ltd.†	3,655
600	Credicorp Ltd.***	7,800

See Notes to Financial Statements.

2

Shares		Value

Bermuda (Continued)
450	Endurance Specialty Holdings Ltd.	$15,660
600	Frontline Ltd., ADR	20,706
200	Global Sources Ltd.	1,750
500	Golar LNG Limited†	7,762
350	IPC Holdings Ltd.	12,925
2,900	Johnson Electric Holdings, ADR	29,559
100	Knightsbridge Tankers Ltd.***	2,890
2,048	Marvell Technology Group Ltd.†	54,682
400	Max Re Capital Ltd.	7,792
500	Montpelier Re Holdings Ltd.	17,537
5,800	Nelson Resources Ltd.†	5,765
200	Orient-Express Hotels Ltd., Class A	3,388
400	PartnerRe Ltd.	22,692
300	Platinum Underwriters Holdings Ltd.	9,129
100	Pxre Group Ltd.	2,548
500	RenaissanceRe Holdings Ltd.	26,975
2,450	SCMP Group Ltd., ADR	4,869
200	Sea Containers Ltd., Class A	3,513
550	Ship Finance International Limited***	8,222
900	SmarTone Telecommunications Holdings Ltd., ADR	4,933
100	Tsakos Energy Navigation Limited	3,365
500	Varitronix International Ltd., ADR	2,468
400	W.P. Stewart & Company Ltd.	8,196
1,200	Willis Group Holdings Ltd.	44,940

		534,957

Brazil — 1.4%
800	Acesita SA, ADR, PRF†	3,212
425	Aracruz Celulose SA, ADR	13,880
600	Banco Bradesco SA, ADR***	27,570
840	Banco Itau SA, ADR, PRF	39,178
340	Brasil Telecom Participacoes SA, ADR, PRF	10,438
700	Brasil Telecom SA, ADR	7,805
400	Braskem SA, Class A, ADR†	7,050
727	Cemig-Companhia Energetica de Minas, ADR	10,857
7,100	Centrais Eletricas Brasileiras SA, ADR	35,362
1,300	Centrais Eletricas Brasileiras SA, ADR, PRF	6,475
400	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR, PRF***	6,920
1,800	Companhia de Bebidas das Americas, ADR, PRF	36,126

See Notes to Financial Statements.

3

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Brazil (Continued)
1,200	Companhia de Bebidas das Americas CM, ADR	$46,404
850	Companhia De Saneamento Basico do Estado de Sao Paulo, ADR***	9,290
1,100	Companhia Paranaense de Energia-Copel, ADR†	2,611
1,000	Companhia Paranaense de Energia-Copel, ADR, PRF†	3,240
200	Companhia Siderurgica de Tubarao, ADR	6,153
2,200	Companhia Siderurgica Nacional, ADR	26,752
1,950	Companhia Vale do Rio Doce, ADR	92,274
1,050	Companhia Vale do Rio Doce, ADR, PRF	40,905
891	Embraer Empresa Brasileira de Aeronautica SA, ADR	25,474
300	Embratel Participacoes SA, ADR	3,964
1,520	Gerdau SA, ADR***	18,422
300	Gol — Linhas Aereas Inteligentes SA, ADR†	5,146
500	Klabin SA, ADR	6,657
900	Net Servicos de Comunicacao SA, ADR, PRF†	1,845
100	Perdigao SA, ADR	1,907
4,900	Petroleo Brasileiro SA — Petrobras, ADR, Class A	137,543
3,624	Petroleo Brasileiro SA — Petrobras, ADR, PRF***	89,986
100	Sadia SA, ADR	3,876
220	Tele Celular Sul Participacoes SA, ADR, PRF	2,838
700	Tele Centro Oeste Celular Participacoes SA, ADR, PRF	6,419
100	Tele Nordeste Celular Participacoes SA, ADR, PRF***	2,300
2,037	Tele Norte Leste Participacoes SA, ADR, PRF***	25,931
440	Tele Sudeste Celular Participacoes SA, ADR, PRF	4,334
200	Telecomunicacoes Brasileiras SA, ADR	5,830
100	Telemig Celular Participacoes SA, ADR, PRF***	2,950
2,600	Telesp — Telecomunicacoes de Sao Paulo SA, ADR, PRF***	38,662
2,330	Telesp Celular Participacoes SA, ADR, PRF†, ***	18,360
300	Tractebel Energia SA, ADR***	3,051
710	Tractebel Energia SA, ADR, Class B, PRF***	11,979
100	Ultrapar Participacoes SA, ADR, PRF	1,030
800	Unibanco Uniao de Bancos Brasileiros SA, ADR	15,671
300	Votorantim Celulose e Papel SA, ADR	9,445

		876,122

See Notes to Financial Statements.

4

Shares		Value

British Virgin Islands — 0.1%
330	Nam Tai Electronics, Inc.	$7,102
700	Tommy Hilfiger Corporation†	10,598
200	UTi Worldwide, Inc.	10,406

		28,106

Canada — 6.6%
400	Aber Diamond Corporation†	11,868
3,400	Abitibi-Consolidated, Inc.	23,392
700	Agnico Eagle Mines Ltd.	9,247
1,000	Agrium, Inc.	14,550
2,900	Alcan, Inc.	120,060
300	Alliance Atlantis Communications, Inc., Class B†	5,520
700	Angiotech Pharmaceuticals, Inc.†	14,105
1,900	ATI Technologies, Inc.†, ***	35,834
350	Axcan Pharma, Inc.†, ***	7,385
900	Ballard Power Systems, Inc.†	8,280
3,900	Bank of Montreal	156,117
7,900	Bank of Nova Scotia (The)	210,356
4,100	Barrick Gold Corporation	80,975
7,164	BCE, Inc.	143,567
2,800	Bema Gold Corporation†	7,616
100	Bennett Environmental, Inc.†	1,260
1,200	Biovail Corporation†	22,776
400	Boardwalk Real Estate Investment Trust	4,771
1,975	Brascan Corporation, Class A	55,774
1,300	Brookfield Properties Corporation	37,375
1,900	CAE, Inc.	8,446
1,900	Cambior, Inc.†	5,035
400	Cameco Corporation***	23,444
2,800	Canadian Imperial Bank of Commerce	136,920
2,200	Canadian National Railway Company	95,898
2,100	Canadian Natural Resources Ltd.	62,790
1,250	Canadian Pacific Railway Ltd.	30,787
1,400	Celestica, Inc.†	27,930
3,200	CGI Group, Inc., Class A†, ***	21,664
100	CHC Helicopter Corporation, Class A	2,919
400	Cinram International, Inc.	7,526
700	Cognos, Inc.†	25,312
300	Corus Entertainment, Inc., Class B	5,802
500	Cott Corporation†	16,200

See Notes to Financial Statements.

5

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Canada (Continued)
725	CP Ships Ltd.	$12,920
400	Creo, Inc.†	3,512
1,100	Crystallex International Corporation†	2,603
400	Decoma International, Inc.	3,828
1,800	Domtar, Inc.	23,292
200	Dorel Industries, Inc., Class B†	6,514
800	Emera, Inc.	10,085
1,300	Enbridge, Inc.	47,567
3,520	Encana Corp	151,923
1,200	Esprit Exploration Limited, Class A†	3,138
400	Extendicare, Inc., Class A†	4,426
100	Fairfax Financial Holdings Limited	17,028
625	Fairmont Hotels & Resorts, Inc.***	16,844
100	FirstService Corporation†	2,500
200	Four Seasons Hotels, Inc.***	12,042
1,800	Gerdau Ameristeel Corporation†	6,874
200	Gildan Activewear, Inc., Class A†, ***	5,740
1,500	Goldcorp, Inc.***	17,505
1,000	Golden Star Resources Ltd.†, ***	4,640
300	GSI Lumonics, Inc.†	5,070
200	Hub International Limited	3,805
100	Hummingbird Ltd.†	2,257
3,300	Husky Energy, Inc.	63,792
500	Hydrogenics Corporation†	2,440
1,100	IAMGOLD Corporation***	6,138
300	ID Biomedical Corporation†	2,757
300	Imax Corporation†	1,695
800	Imperial Oil Ltd.	37,456
1,400	Inco Ltd.†, ***	48,384
300	Intertape Polymer Group, Inc.†	2,283
400	Intrawest Corporation	6,380
350	Ipsco, Inc.	7,886
1,300	Ivanhoe Energy, Inc.†	2,847
2,100	Ivanhoe Mines Ltd.†	11,290
400	Kingsway Financial Services, Inc.†	4,776
2,700	Kinross Gold Corporation	15,012
700	Lions Gate Entertainment Corp.†	4,620
700	Magna International, Inc., Class A	59,619
6,300	Manulife Financial Corporation	255,150

See Notes to Financial Statements.

6

Shares		Value

Canada (Continued)
400	Masonite International Corporation†	$10,340
200	MDC Partners, Inc., Class A†	2,423
1,100	MDS, Inc.	17,050
1,000	Methanex Corporation	13,221
400	MI Developments, Inc., Class A	10,800
300	Minefinders Corporation Ltd.†	1,962
1,200	Miramar Mining Corporation†	1,344
1,300	National Bank of Canada	41,944
200	Neurochem, Inc.†	4,212
1,000	Nexen, Inc.	39,020
2,300	Noranda, Inc.	39,286
33,300	Nortel Networks Corporation†	166,167
400	North American Palladium Ltd.†	3,500
650	NOVA Chemicals Corporation	18,804
400	Open Text Corporation†, ***	12,760
100	Oppenheimer Holdings, Inc., Class A	2,778
400	Pan American Silver Corp.†	5,200
2,100	Petro-Canada	90,720
600	PetroKazakhstan, Inc., Class A	16,332
3,200	Placer Dome, Inc.	53,248
400	Potash Corporation of Saskatchewan	38,760
1,500	Power Corporation of Canada	59,134
400	Precision Drilling Corporation†	19,204
500	QLT Photo-Therapeutics, Inc.†, ***	10,010
700	Quebecor World, Inc.	15,386
1,400	Research In Motion Ltd.†	95,816
300	Ritchie Bros. Auctioneers, Inc.***	8,733
1,500	Rogers Communications, Inc., Class B	27,195
400	Rogers Wireless Communications, Inc., Class B†	10,820
5,100	Royal Bank of Canada	226,083
600	Royal Group Technologies Ltd.†	5,418
1,700	Shaw Communications, Inc., Class B	28,577
200	Sierra Wireless, Inc.†	7,448
4,800	Sun Life Financial, Inc.	138,912
3,500	Suncor Energy, Inc.	89,635
400	SunOpta, Inc.†	3,320
3,010	Talisman Energy, Inc.	65,437
1,420	Teck Cominco Ltd., Class B	25,421
1,100	Telesystem International Wireless, Inc.†	10,758

See Notes to Financial Statements.

7

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Canada (Continued)
1,315	TELUS Corporation	$19,764
700	Tembec, Inc.†	5,404
300	Tesco Corporation†	2,427
100	Tesma International, Inc., Class A	2,636
5,100	The Toronto-Dominion Bank	164,118
5,100	Thomson Corporation	166,473
500	TLC Vision Corporation†	5,710
1,500	TransAlta Corporation	18,318
3,752	TransCanada Corporation	74,215
600	Vasogen, Inc.†	2,952
600	Westaim Corporation (The)†	1,725
4,400	Wheaton River Minerals Ltd.†	12,364
1,000	Zarlink Semiconductor, Inc.†	4,320

		4,255,743

Cayman Islands — 0.1%
400	Apex Silver Mines Ltd.†, ***	6,820
800	chinadotcom corporation†, ***	5,904
100	Ctrip.com International Ltd., ADR†	3,370
57	EganaGoldpfeil (Holdings) Ltd., ADR	3,091
800	Garmin Ltd.***	29,632
200	Linktone Ltd., ADR†	2,296
200	Netease.com, Inc., ADR†	8,310
300	O2Micro International Ltd.†, ***	5,109
100	Scottish Re Group Ltd.	2,325
400	SINA Corporation†	13,500
400	TOM Online, Inc., ADR†	5,356
1,000	Xcelera, Inc.†	1,400

		87,113

Channel Islands — 0.1%
1,700	Amdocs Ltd.†	39,831
500	Randgold Resources Ltd., ADR†	4,410

		44,241

Chile — 0.4%
200	Administradora de Fondos de Pensiones Provida, ADR	5,068
300	Banco Bilbao Vizcaya Argentaria Chile SA†	6,960
889	Banco de Chile, ADR	26,359
1,429	Banco Santander Chile, ADR	38,154

See Notes to Financial Statements.

8

Shares		Value

Chile (Continued)
500	Compania Cervecerias Unidas SA, ADR***	$10,690
1,675	Compania de Telecomunicaciones de Chile SA, ADR	20,418
150	Cristalerias de Chile, ADR	3,638
700	Distribucion y Servicio D&S SA, ADR	10,640
500	Embotelladora Andina SA, ADR, Class A	6,055
500	Embotelladora Andina SA, ADR, Class B	5,635
2,100	Empresa Nacional de Electricidad SA/ Chile, ADR	26,019
5,060	Enersis SA, ADR†	30,158
500	Lan Chile SA, ADR	9,650
300	Madeco SA, ADR†	2,075
200	MASISA SA, ADR	2,620
100	Quimica Minera Chile SA, ADR	4,090
800	Quinenco SA, ADR	6,768
100	Sociedad Quimica y Minera de Chile SA, ADR, Class A***	4,130
100	Vina Concha Y Toro SA, ADR	4,956

		224,083

China — 0.4%
300	Aluminum Corporation of China Ltd., ADR	16,323
600	Beijing Datang Power Generation Co., Ltd., ADR	9,459
100	China Eastern Airlines Corporation Limited, ADR†	1,995
1,400	China Life Insurance Company Limited, ADR†	33,306
1,300	China Petroleum & Chemical Corporation (Sinopec), ADR	48,035
200	China Southern Airlines Company Ltd., ADR†	3,922
1,050	China Telecom Corporation Ltd., ADR	37,054
200	Guangshen Railway Company Ltd., ADR***	2,844
600	Huaneng Power International, Inc., ADR	21,720
200	Jiangxi Copper Company Limited, ADR	3,650
1,400	PetroChina Co Ltd., ADR***	64,820
267	Shanghai Chlor-Alkali Chemical Co Ltd., ADR†	865
200	Sinopec Beijing Yanhua Petrochemical Company Limited, ADR	3,235
200	Sinopec Shanghai Petrochemical Company Ltd., ADR	6,638
300	Tsingtao Brewery Ltd., ADR	2,720
200	Yanzhou Coal Mining Company Ltd., ADR***	10,830

		267,416

Colombia — 0.0%#
300	Bancolombia SA, ADR	2,014

See Notes to Financial Statements.

9

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Denmark — 0.5%
300	Aktieselskabet Dampskibsselskabet TORM, ADR	$7,593
5,500	Danske Bank AS, ADR	130,315
2,350	Novo Nordisk AS, ADR	122,059
3,400	TDC AS, ADR	55,760

		315,727

Finland — 1.1%
400	Amer Group, ADR	10,414
1,062	Metso Corporation, ADR	13,679
36,300	Nokia Corporation, ADR	527,802
5,100	Stora Enso Oyj, ADR	69,258
4,100	UPM-Kymmene Oyj, ADR	78,351

		699,504

France — 8.3%
3,100	Accor SA, ADR	65,419
4,208	Air Liquide, ADR***	139,152
9,993	Alcatel SA, ADR†, ***	154,792
8,200	Alstom, ADR†	9,430
8,900	Altran Technologies SA, ADR†	11,023
6,278	Aventis SA, ADR	477,567
13,900	AXA, ADR	307,746
13,700	BNP Paribas, ADR	421,286
500	Business Objects SA†	11,225
700	Business Objects SA, ADR†	15,841
4,900	Canal Plus, ADR	6,558
600	Ciments Francais SA, ADR***	23,396
1,076	Clarins SA, ADR	13,994
500	Compagnie Generale de Geophysique SA, ADR†	6,205
900	Dassault Systemes SA, ADR***	42,182
200	Flamel Technologies SA, ADR†	4,922
19,200	France Telecom, ADR***	504,576
15,700	France Telecom SA	409,640
10,400	Groupe Danone, ADR	182,416
2,400	Havas SA, ADR***	12,192
5,166	Lafarge SA, ADR	116,338
1,100	Lagardere S.C.A., ADR	68,722
2,162	Pernod-Ricard, ADR	69,114
1,875	Peugeot SA, ADR	104,411

See Notes to Financial Statements.

10

Shares		Value

France (Continued)
1,550	Publicis Groupe, ADR***	$45,803
4,900	Rhodia SA, ADR***	6,909
8,400	Sanofi-Synthelabo SA, ADR	268,716
6,400	Scor SA, ADR†	9,792
17,100	Societe Generale, ADR	290,642
1,200	Sodexho Alliance SA, ADR	31,716
7,800	Suez SA, ADR	164,346
775	Technip SA, ADR	26,528
2,140	Thomson, ADR***	42,500
10,205	Total SA, ADR	980,496
1,300	Valeo SA, ADR	27,086
1,200	Veolia Environment, ADR***	33,996
8,300	Vivendi Universal SA, ADR†	231,570
100	Wavecom SA, ADR†	747

		5,338,994

Germany — 6.7%
22,400	Allianz AG, ADR	245,280
1,050	ALTANA AG, ADR	63,399
4,300	BASF AG, ADR	231,555
5,700	Bayer AG, ADR	164,357
4,260	Bayerische Hypo- und Vereinsbank AG, ADR	75,930
400	Celanese AG	21,178
4,700	Commerzbank AG, ADR	82,915
1,100	Continental AG, ADR***	53,064
7,871	Daimler Chrysler Aerospace AG	370,488
4,500	Deutsche Bank AG, ADR***	355,995
3,600	Deutsche Lufthansa AG, ADR***	50,356
32,700	Deutsche Telekom AG, ADR†, ***	579,117
5,400	E.ON AG, ADR	391,446
500	Epcos AG, ADR†	10,450
1,603	Fresenius Medical Care AG, ADR	40,139
598	Fresenius Medical Care AG, ADR, PRF	10,658
700	Henkel KGaA, ADR***	54,676
500	Henkel KGaA, ADR, PRF	42,883
990	Hypo Real Estate Holding AG, ADR†	28,611
2,900	Infineon Technologies AG, ADR†, ***	39,440
28	Pfeiffer Vacuum Technology AG, ADR	1,148
400	ProsiebenSat.1 Media AG, ADR, PRF	14,600
100	Puma AG Rudolf Dassler Sport, ADR	25,367

See Notes to Financial Statements.

11

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Germany (Continued)
4,100	RWE AG, ADR***	$193,046
9,804	SAP AG, ADR	409,905
1,500	Schering AG, ADR	88,815
400	Schwarz Pharma AG, ADR	12,264
1,300	SGL Carbon AG, ADR†, ***	4,134
6,950	Siemens AG, ADR	504,014
12,500	Volkswagen AG, ADR	105,543
4,100	Volkswagen AG, ADR, PRF	24,207

		4,294,980

Greece — 0.3%
7,300	Alpha Bank A.E., ADR	46,262
1,800	Coca Cola Hellenic Bottling Company SA, ADR	43,710
7,900	Hellenic Telecommunication Organization SA, ADR	51,113
600	M.J. Maillis SA, ADR	2,081
12,966	National Bank of Greece SA, ADR***	58,995
650	STET Hellas Telecommunications SA, ADR	10,920

		213,081

Hong Kong — 2.9%
1,000	ASAT Holdings Ltd., ADR†	1,860
11,548	Bank of East Asia, ADR***	33,016
450	Beijing Enterprises Holdings Ltd., ADR	5,366
5,200	Cathay Pacific Airways, ADR***	49,001
30,700	China Mobile (Hong Kong) Ltd., ADR***	465,412
200	China Pharmaceutical Group, Ltd., ADR	2,803
8,200	China Resources Enterprise Ltd., ADR	19,869
9,800	China Unicom Ltd., ADR***	77,420
3,400	Citic Pacific Ltd., ADR***	41,629
18,800	CLP Holdings Ltd., ADR	102,921
3,200	Cnooc Ltd., ADR	136,800
5,000	First Pacific Company Ltd., ADR†, ***	5,609
2,100	Hang Lung Group Ltd, ADR	14,417
5,100	Hang Lung Properties Ltd., ADR	32,857
14,900	Hang Seng Bank Ltd., ADR	191,030
4,400	Henderson Investment Ltd., ADR	26,654
14,100	Henderson Land Development Company Ltd., ADR	60,740
1,300	Hong Kong Aircraft Engineering Company Ltd., ADR	5,967
43,948	Hong Kong and China Gas Ltd., ADR	72,404

See Notes to Financial Statements.

12

Shares		Value

Hong Kong (Continued)
16,600	Hong Kong Electric Holdings Ltd., ADR	$68,742
6,900	Hopewell Holdings Ltd., ADR	13,889
4,100	Hysan Development Ltd., ADR	12,195
800	i-CABLE Communications Ltd., ADR	5,936
2,900	Lenovo Group Ltd., ADR†	16,174
4,100	MTR Corporation Ltd., ADR	62,027
13,500	New World Development Company Ltd., ADR	19,904
4,139	PCCW Ltd., ADR†, ***	28,601
700	Shanghai Industrial Holdings Ltd., ADR	12,879
900	Shangri-La Asia Ltd., ADR	17,552
1,550	Shun TAK Holdings Ltd., ADR	7,253
18,700	Sun Hung Kai Properties Ltd., ADR***	153,439
7,200	Swire Pacific Ltd., ADR, Class A***	46,617
4,700	Swire Pacific Ltd., ADR, Class B	26,664
2,100	Techtronic Industries Company Ltd., ADR***	16,760
1,700	Television Broadcasts Ltd., ADR	14,559
200	VTech Holdings Limited, ADR	3,903
1,100	Wing Hang Bank Ltd., ADR***	13,059

		1,885,928

Hungary — 0.1%
1,600	Matav Magyar Tavkozlesi Rt, ADR	32,496

India — 0.4%
600	Dr. Reddy’s Laboratories Ltd., ADR	10,428
700	HDFC Bank Ltd., ADR	16,887
2,850	ICICI Bank Ltd., ADR	34,485
1,000	Infosys Technologies Ltd., ADR***	92,770
2,500	Mahanagar Telephone Nigam Ltd., ADR	14,350
1,200	Satyam Computer Services Ltd., ADR***	22,200
300	Sify Limited, ADR†	1,944
1,100	Videsh Sanchar Nigam Ltd., ADR	8,052
1,800	Wipro Ltd., ADR	84,078

		285,194

See Notes to Financial Statements.

13

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Indonesia — 0.1%
783	Indonesian Satellite Corp Tbk PT, ADR***	$16,600
3,940	Telekomunikasi Indonesia Tbk PT, ADR	61,267
7,150	Toba Pulp Lestari Tbk PT, ADR†, **	0
1,100	Tri Polyta Indonesia Tbk PT, ADR†, **	0

		77,867

Ireland — 0.8%
3,300	Allied Irish Banks PLC, ADR	102,267
300	Anglo Irish Bank Corporation PLC, ADR	47,085
1,900	Bank of Ireland, ADR	102,296
4,600	CRH, ADR	101,522
3,000	Elan Corporation PLC, ADR†, ***	74,220
100	ICON PLC, ADR†	4,399
1,200	Ryanair Holdings PLC, ADR†, ***	39,336
800	Skillsoft Pub Ltd. Co., ADR†	6,080
312	Warner Chilcott Public Limited Company, ADR†	15,659
800	Waterford Wedgwood PLC, ADR	1,768

		494,632

Israel — 0.5%
400	Alvarion Ltd†, ***	5,312
69	American Israeli Paper Mills	3,864
300	AudioCodes Ltd.†	3,591
300	Blue Square-Israel Ltd., ADR	3,162
1,900	Check Point Software Technologies Ltd.†	51,281
100	Delta Galil Industries Ltd., ADR	1,566
800	ECI Telecom Ltd.***	5,464
300	Elbit Systems Ltd.***	6,000
200	Elron Electronic Industries Ltd.†	2,862
200	Given Imaging Ltd.†, ***	7,082
600	Koor Industries Ltd., ADR†	5,670
300	M-Systems Flash Disk Pioneers Ltd., ADR†	4,473
100	Matav-Cable Systems Media Ltd., ADR†	1,857
100	NICE-Systems Ltd., ADR†	2,395
300	Orbotech Ltd.†	6,105
1,400	Partner Communications Company Ltd., ADR†	10,976
200	RADVision Ltd.†	2,397
100	RADWARE Ltd.†, ***	1,705
150	Retalix Ltd.†	3,037

See Notes to Financial Statements.

14

Shares		Value

Israel (Continued)
200	Taro Pharmaceutical Industries Ltd.†, ***	$8,700
2,400	Teva Pharmaceutical Industries Ltd., ADR	161,496
500	Tower Semiconductor Ltd.†	2,905

		301,900

Italy — 2.6%
672	Benetton Group SpA, ADR***	15,375
300	De Rigo SpA, ADR†	1,860
100	Ducati Motor Holding SpA, ADR†	1,413
9,400	Enel SpA, ADR***	378,538
6,200	ENI-Ente Nazionale Idrocarburi SpA***	622,108
6,215	Fiat SpA, ADR***	52,517
6,200	Fiat SpA, ADR, PRF	50,406
3,500	Luxottica Group SpA, ADR	59,150
400	Natuzzi SpA, ADR***	4,296
5,686	Sanpaolo-IMI SpA, ADR	138,568
7,993	Telecom Italia SpA, ADR	250,101
4,511	Telecom Italia SpA, ADR, SAV	102,400

		1,676,732

Japan — 13.6%
3,100	Advantest Corporation, ADR	52,917
6,000	All Nippon Airways Company Ltd., ADR†, ***	39,262
700	Alps Electric Company Ltd., ADR	19,913
212	Arisawa Manufacturing Company Ltd., ADR	10,005
3,100	Bandai Company Ltd., ADR	21,095
385	Belluna Co. Ltd., ADR	7,762
200	Brother Industries, Ltd., ADR	19,113
6,900	Canon, Inc., ADR	368,460
600	CSK Corporation, ADR	28,806
1,800	Daiei, Inc., ADR†	12,024
1,000	Dainippon Pharmaceutical Co. Ltd.	8,231
1,250	Denso Corporation, ADR	116,391
2,350	Eisai Company Ltd., ADR	67,626
4,000	Fuji Photo Film Company Ltd., ADR	126,480
2,600	Hitachi Ltd., ADR	180,934
15,200	Honda Motor Company Ltd., ADR	369,664
600	Internet Initiative Japan, Inc., ADR†	2,328
3,140	Japan Airlines System Corporation, ADR	50,216
2,850	Kawasaki Heavy Industries Ltd., ADR	18,388

See Notes to Financial Statements.

15

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Japan (Continued)
7,700	Kirin Brewery Company Ltd., ADR	$77,231
4,600	Kobe Steel Ltd., ADR	34,358
1,950	Komatsu Ltd., ADR	47,251
1,000	KONAMI Corporation, ADR	25,301
2,200	Kubota Corporation, ADR***	58,960
1,500	Kyocera Corporation, ADR***	128,700
1,200	Makita Corporation, ADR	18,360
1,400	Marui Company Ltd., ADR***	37,722
19,100	Matsushita Electric Industrial Company Ltd., ADR***	274,276
2,900	Millea Holdings, Inc., ADR	216,865
1,600	MINEBEA Company Ltd., ADR	14,898
6,100	Mitsubishi Corporation, ADR	118,517
50,495	Mitsubishi Tokyo Finance Group, Inc., ADR	473,138
600	Mitsui & Company Ltd., ADR	90,600
1,200	Mitsui Sumitomo Insurance Company Ltd., ADR	112,725
15,000	NEC Corporation, ADR	107,700
2,200	Nidec Corporation, ADR	57,200
300	NIKON Corporation, ADR	33,742
8,800	Nintendo Company Ltd., ADR	127,526
24,500	Nippon Telegraph & Telephone Corporation, ADR	657,580
17,650	Nissan Motor Company Ltd., ADR	394,830
1,100	NISSIN Co., Ltd., ADR	9,036
15,300	Nomura Holdings, Inc., ADR	226,454
39,050	NTT DoCoMo, Inc., ADR***	697,866
800	OJI Paper Company Ltd., ADR	51,322
6,000	Okamura Corporation	48,836
2,100	Olympus Corporation, ADR	39,646
1,900	OMRON Corporation, ADR***	44,490
1,280	Orix Corporation, ADR	73,370
1,400	Pioneer Corporation, ADR	36,498
600	Q.P. Corporation, ADR	10,393
1,200	Ricoh Company Ltd., ADR	127,572
2,900	Sanyo Electric Corporation, ADR	60,175
5,500	Sega Enterprises, ADR†	17,642
5,500	Sekisui House Ltd., ADR***	61,041
5,300	Shinsei Bank Limited, ADR†	68,320
3,300	Shiseido Ltd., ADR	41,585
49,000	Sompo Japan Insurance, Inc.	499,657
7,200	Sony Corporation, ADR***	273,960

See Notes to Financial Statements.

16

Shares		Value

Japan (Continued)
8,300	Sumitomo Corporation, ADR	$61,491
3,700	Sumitomo Metal Industries, ADR	43,743
12,000	Sumitomo Trust & Banking Company Ltd., ADR	85,451
13,000	Tanabe Seiyaku Co. Ltd.	116,036
1,000	TDK Corporation, ADR***	76,550
1,100	Toray Industries, Inc., ADR	51,817
14,070	Toyota Motor Corporation, ADR	1,148,393
1,000	Trend Micro, Inc., ADR	44,970
24,900	Vodafone Holdings K.K., ADR	67,977
200	Wacoal Corporation, ADR	10,772
1,600	Yamaha Corporation, ADR	26,824

		8,748,982

Korea — 0.1%
1,100	Shinhan Financial Group Co., Ltd., ADR	32,708

Liberia — 0.0%#
100	Stelmar Shipping Ltd.	3,211

Luxembourg — 0.2%
4,200	Arcelor, ADR	71,463
408	Espirito Santo Financial Holdings, ADR***	8,527
2,400	Gemplus International SA, ADR†	10,296
500	Millicom International Cellular SA†	11,015
300	Quilmes Industrial SA, ADR†	5,049
250	SBS Broadcasting SA†, ***	7,677
450	Stolt-Nielsen SA, ADR	6,575
936	Tenaris SA, ADR	30,654

		151,256

Malaysia — 0.2%
8,380	Amsteel Corporation Berhad, ADR†	397
39,500	Resorts World Berhad	93,033

		93,430

Marshall Islands — 0.0%#
600	Teekay Shipping Corporation	22,428

Mexico — 0.9%
2,900	Altos Hornos de Mexico SA de CV, ADR†, **	0
100	America Movil SA de CV, ADR, Series A	3,584
1,300	America Movil SA de CV, ADR, Series L	47,281
14,100	America Telecom SA de CV†, ***	54,282

See Notes to Financial Statements.

17

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Mexico (Continued)
14,000	Carso Global Telecom, ADR†, ***	$41,030
2,513	Cemex SA de CV, ADR	73,128
200	Coca-Cola Femsa SA de CV, ADR***	4,438
100	Controladora Comercial Mexican SA de CV, ADR	2,200
325	Desarrolladora Homex SA de CV, ADR†	5,626
2,200	Empresas ICA Sociedad Controladora SA de CV, ADR†	4,078
500	Fomento Economico Mexicano SA de CV, ADR	22,920
900	Gruma SA, ADR***	6,030
200	Grupo Aeroportuario del Sureste SA, ADR	3,700
3,200	Grupo Carso SA, ADR***	26,087
200	Grupo Casa Autrey, ADR***	2,544
600	Grupo Continental SA, ADR	9,364
500	Grupo Elektra SA de CV, ADR***	11,820
4,700	Grupo Financiero Inbursa SA de CV, ADR***	32,989
200	Grupo Imsa SA, ADR	4,118
200	Grupo Industrial Maseca SA, ADR	1,320
500	Grupo Modelo SA de CV, ADR	12,800
1,000	Grupo Simec SA de CV, ADR†	3,190
900	Grupo Televisa SA, ADR	40,743
400	Grupo TMM SA De CV, ADR, Series L†	980
200	Industries Bachoco SA, ADR	2,000
1,000	Kimberly Clark, Inc., ADR***	13,613
3,000	Telefonos de CV Mexico SA de CV, ADR, Class L	99,810
100	Telefonos de Mexico SA de CV, ADR, Class A***	3,291
1,500	TV Azteca SA de CV, ADR***	12,960
5,000	U.S. Commercial Corp SA de CV, ADR†	5,203
800	Vitro SA de CV, ADR	2,352
1,700	Wal-Mart de Mexico SA de CV, ADR	50,412

		603,893

Netherlands — 5.2%
12,828	ABN AMRO Holding, ADR	282,858
11,766	AEGON Insurance, NYR	142,604
2,200	Akzo Nobel, ADR	81,950
200	Arcadis N.V., NYR	2,707
400	ASM International N.V.†, ***	8,272
3,800	ASM Lithography Holdings N.V., ADR†	65,018
200	BE Semiconductor Industries N.V., NYR†	1,130
1,066	Buhrmann N.V., ADR***	10,717

See Notes to Financial Statements.

18

Shares		Value

Netherlands (Continued)
400	Chicago Bridge & Iron Company N.V., NYR	$11,140
1,070	CNH Global N.V.	22,085
200	Core Laboratories N.V.†	4,600
300	Crucell NV, ADR†	2,496
3,000	DSM, ADR***	36,801
2,200	Equant N.V., NYR†	16,764
1,900	Heineken N.V., ADR	62,437
177	Indigo N.V.†, **	0
16,479	ING Groep N.V., ADR	390,552
1,000	Ispat International N.V., NYR†, ***	14,700
700	James Hardie Industries N.V., ADR	14,476
375	KLM Royal Dutch Airlines N.V., NYR	7,384
600	Koninklijke (Royal) P&O Nedlloyd N.V., ADR	10,256
9,547	Koninklijke Ahold, ADR†	75,708
9,972	Koninklijke Philips Electronics N.V., NYR	271,238
600	Koninklijke Wessanen N.V., ADR	8,859
900	New Skies Satellites N.V., ADR	6,975
700	OCE N.V., ADR***	11,319
100	Orthofix International N.V., ADR†	4,271
1,100	QIAGEN N.V.†	13,321
2,900	Reed Elsevier N.V., ADR***	82,447
15,800	Royal Dutch Petroleum Company, NYR	816,386
19,019	Royal KPN N.V., ADR	146,446
7,000	STMicroelectronics N.V., NYR	154,070
3,683	TPG N.V., ADR***	84,856
400	Trader Classified Media N.V., NYR, Class A	4,531
4,500	Unilever N.V., ADR	308,295
300	Van der Moolen Holding N.V., ADR	2,202
200	Velcro Industries N.V.	2,304
1,976	VNU — Verenigde Nederlandse Uitgeversbedrijven Verengd Bezit, ADR	57,386
4,000	Vodafone Libertel N.V., ADR†	53,596
2,300	Wolters Kluwer, ADR	41,751

		3,334,908

New Zealand — 0.1%
300	Sky Network Television Ltd., ADR†	9,640
1,900	Telecommunications of New Zealand Ltd., ADR	56,620

		66,260

See Notes to Financial Statements.

19

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Norway — 0.8%
2,050	Norsk Hydro ASA, ADR	$134,172
100	Odfjell ASA, ADR	3,434
1,700	Orkla ASA, ADR	42,552
200	Petroleum Geo-Services ASA, ADR†	8,433
400	Smedvig ASA, ADR	4,460
17,100	Statoil ASA, ADR	217,512
4,700	Telenor ASA, ADR***	97,760
1,400	Tomra Systems ASA, ADR***	6,605
2,450	Yara International ASA, ADR†	19,722

		534,650

Panama — 0.0%#
200	Banco Latinoamericano de Exportaciones SA, Class E	3,165
200	Willbros Group, Inc.†	3,023

		6,188

Papua New Guinea — 0.0%#
500	Lihir Gold Ltd., ADR	7,045
850	Oil Search Ltd., ADR	7,816

		14,861

Peru — 0.1%
314	Cementos Lima SA, ADR	5,561
1,100	Compania de Minas Buenaventura SA, ADR	24,310

		29,871

Philippines — 0.1%
3,100	Manila Electric Company, ADR†	1,845
1,300	Philippine Long Distance Telephone Company, ADR†, ***	27,118
881	San Miguel Corporation, ADR***	11,531

		40,494

Poland — 0.0%#
1,700	Polski Koncern Naftowy Orlen SA, ADR***	27,081

Portugal — 0.3%
2,300	Electricidade de Portugal SA, ADR***	64,768
9,760	Portugal Telecom SA, ADR***	105,798

		170,566

See Notes to Financial Statements.

20

Shares		Value

Russian Federation — 1.5%
700	Irkutskenergo, ADR	$6,405
1,700	Lukoil, ADR***	178,840
1,700	Mining and Metallurgical Company Norilsk Nickel OJSC, ADR***	93,160
800	Mobile Telesystems OJSC, ADR†	97,600
600	Moscow City Telephone Network, ADR	7,659
2,200	Mosenergo, ADR***	16,830
900	Rostelecom OJSC, ADR	11,628
3,700	Sibneft OJSC, ADR	100,825
5,600	Surgutneftegaz OJSC, ADR***	183,120
600	Surgutneftegaz OJSC, ADR, PRF	25,800
800	Tatneft OJSC, ADR***	21,256
3,200	Unified Energy System of Russia OJSC, ADR	84,480
200	Unified Energy System of Russia OJSC, ADR, PRF	4,703
1,300	Uralsvyazinform OJSC, ADR	10,010
400	Vimpel — Communications OJSC, ADR†	38,580
300	Wimm-Bill-Dann Foods OJSC, ADR†	4,185
3,300	YUKOS Oil Company OJSC, ADR***	104,940

		990,021

Singapore — 0.8%
800	ASE Test Ltd.†	5,896
2,000	Chartered Semiconductor Manufacturing Ltd., ADR†, ***	16,280
6,500	City Developments Ltd., ADR	20,378
600	Creative Technology Ltd.	6,210
2,953	DBS Group Holdings Ltd., ADR	98,750
4,100	Flextronics International Ltd.†	65,395
2,975	Keppel Corporation Ltd., ADR***	24,353
2,800	Neptune Orient Lines Ltd., ADR	15,346
13,900	Singapore Telecommunications Ltd., ADR	181,573
800	ST Assembly Test Services Ltd., ADR†, ***	6,288
6,100	United Overseas Bank Ltd., ADR	94,911
1,550	United Overseas Land Ltd., ADR	8,387

		543,767

South Africa — 0.8%
2,040	AngloGold Ltd., ADR	65,606
600	Avgold Ltd., ADR†, **	6,293
1,204	Bidvest Group Ltd., ADR	20,350
1,800	Durban Roodepoort Deep Ltd., ADR†, ***	4,572

See Notes to Financial Statements.

21

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
South Africa (Continued)
3,852	Gold Fields Ltd., ADR	$40,485
1,900	Harmony Gold Mining Company Ltd., ADR***	20,121
2,100	Impala Platinum Holdings Ltd., ADR***	39,804
1,697	Imperial Holdings Ltd., ADR	18,849
3,450	Iscor Ltd., ADR	21,437
1,300	Johnnic Holdings Ltd., ADR	3,055
2,400	Kumba Resources Ltd., ADR	12,749
2,100	Liberty Group Ltd., ADR	17,240
8,179	MTN Group Ltd.	37,525
250	Naspers Ltd., ADR***	18,375
1,509	Nedcor Ltd., ADR	29,966
1,800	Sappi Ltd., ADR	27,630
5,200	Sasol Ltd., ADR***	81,796
1,125	Telkom SA Ltd., ADR***	58,219
3,800	VenFin Ltd., ADR	12,160

		536,232

South Korea — 0.7%
3,600	Hanaro Telecom, Inc., ADR†	8,640
2,594	Kookmin Bank, ADR	81,400
10,000	Korea Electric Power Corporation, ADR***	91,600
4,400	KT Corporation, ADR	79,376
2,800	Posco, ADR	93,828
4,084	SK Telecom Co., Ltd., ADR***	85,723
2,000	Woori Finance Holdings Co. Ltd., ADR	38,632

		479,199

Spain — 2.8%
1,100	Alpargatas S.A.I.C., ADR†, **	0
26,433	Banco Bilbao Vizcaya Argentaria SA, ADR***	356,845
37,160	Banco Santander Central Hispano SA, ADR	390,180
1,300	Banesto Espanol de Credito SA, ADR	7,882
600	Bankinter SA, ADR	22,827
9,300	Corporacion Mapfre SA, ADR	22,788
8,200	Endesa SA, ADR	155,226
500	NH Hoteles SA, ADR	10,998
9,550	Repsol YPF SA, ADR	208,763
12,916	Telefonica de Espana SA***	576,441
2,400	Telefonica Moviles SA, ADR***	25,392

See Notes to Financial Statements.

22

Shares		Value

Spain (Continued)
1,700	Telepizza SA, ADR†, ***	$3,351
4,700	Terra Networks SA, ADR†, ***	27,619

		1,808,312

Sweden — 1.6%
1,066	Atlas Copco AB, ADR, Class A***	39,552
500	Atlas Copco AB, ADR, Class B	17,092
50	Biacore International AB, ADR	1,129
1,200	Electrolux AB, ADR, Class B	46,038
4,100	ForeningsSparbanken AB, ADR	78,376
800	Industriforvaltnings AB Kinnevik, ADR***	26,203
2,050	Sandvik AB, ADR	69,939
700	SKF AB, ADR	25,694
1,500	Svenska Cellulosa AB, ADR	56,950
300	Swedish Match AB, ADR	30,750
200	Tele2 AB, ADR, Class A***	8,655
1,000	Tele2 AB, ADR, Class B***	44,000
12,015	Telefonaktiebolaget LM Ericsson, ADR†	359,489
7,294	TeliaSonera AB, ADR***	156,821
2,400	Volvo AB, ADR	84,026

		1,044,714

Switzerland — 6.9%
16,100	ABB Ltd., ADR†, ***	89,355
5,800	Adecco SA, ADR	72,906
550	Alcon, Inc.	43,258
1,100	Ciba Specialty Chemicals Holding, Inc., ADR	39,754
4,100	Compagnie Financiere Richemont AG, ADR	107,051
600	Converium Holding AG, ADR	15,438
9,300	Credit Suisse Group, ADR***	330,446
3,600	Holcim Ltd., ADR	97,876
400	Logitech International SA, ADR†	18,276
12,600	Nestle SA, ADR	840,067
21,632	Novartis SA, ADR	962,624
5,500	Roche Holdings Ltd., ADR	544,554
3,700	Serono SA, ADR***	58,275
2,500	Swiss Reinsurance, ADR	162,388
5,200	Swisscom AG, ADR	172,744
4,394	Syngenta AG, ADR	73,775

See Notes to Financial Statements.

23

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Switzerland (Continued)
9,190	UBS AG	$653,041
11,224	Zurich Financial Services AG, ADR	177,224

		4,459,052

Taiwan — 0.9%
5,587	Advanced Semiconductor Engineering, Inc., ADR***	22,236
150	Au Optronics Corporation†	2,440
3,693	Au Optronics Corporation, ADR***	60,348
7,500	Chunghwa Telecom Co. Ltd., ADR	129,311
3,858	Macronix International Co. Ltd., ADR†	11,998
2,896	Siliconware Precision Industries Co., Ltd., ADR†, ***	11,758
28,622	Taiwan Semiconductor Manufacturing Company Limited, ADR	237,853
25,142	United Microelectronics Corporation, ADR***	108,362

		584,306

Thailand — 0.1%
22,900	Advanced Info Service PCL, ADR	50,971
8,700	Charoen Pokphand Foods PCL, ADR	4,767
3,100	Hana Microelectronics Public Company Ltd., ADR	3,837
500	Sahaviriya Steel Industrics Public Company Ltd., ADR†	5,877
5,740	Shin Corporation PCL, ADR	20,497

		85,949

Turkey — 0.1%
4,413	Anadolu Efes Biracilik Ve Malt Sanayii AS	10,288
1,579	Turkcell Iletisim Hizmetleri AS, ADR	48,475

		58,763

United Kingdom — 21.9%
5,700	Abbey National PLC, ADR	106,109
400	Acambis PLC, ADR†	5,040
2,125	Allied Domecq PLC, ADR***	72,526
3,200	Amvescap PLC, ADR***	44,480
2,700	ARM Holdings PLC, ADR***	17,955
13,136	AstraZeneca PLC, ADR	599,527
8,600	AstraZeneca PLC	385,720
220	Autonomy Corporation PLC, ADR†, ***	5,124
8,300	BAA PLC, ADR***	83,313
5,900	BAE Systems PLC, ADR	93,836
12,600	Barclays PLC, ADR	439,236

See Notes to Financial Statements.

24

Shares		Value

United Kingdom (Continued)
200	Bespak PLC, ADR	$1,828
5,492	BG Group PLC, ADR	172,888
9,586	BHP Billiton PLC, ADR	166,367
1,900	BOC Group PLC, ADR	64,334
2,300	Bookham Technology PLC, ADR†	2,208
28,400	BP PLC, ADR	1,521,388
800	British Airways PLC, ADR†	40,800
7,991	British American Tobacco PLC, ADR	249,559
4,100	British Land Company PLC, ADR	49,942
3,750	British Sky Broadcasting Group PLC, ADR	170,663
6,800	BT Group PLC, ADR	248,880
700	Bunzl PLC, ADR***	29,624
6,168	Cable & Wireless PLC, ADR	43,731
4,000	Cadbury Schweppes PLC, ADR	140,320
300	Cambridge Antibody Technology Group PLC, ADR†	2,799
1,264	Carnival PLC, ADR***	61,974
3,300	Centrica PLC, ADR	138,133
2,900	COLT Telecom Group PLC, ADR†, ***	16,974
16,800	Compass Group PLC, ADR***	102,520
2,900	Cookson Group PLC, ADR†	11,044
3,500	Corus Group PLC, ADR†	26,215
500	Danka Business Systems PLC, ADR†	2,285
5,983	Diageo PLC, ADR	327,569
4,990	Dixons Group PLC, ADR	44,862
300	ebookers plc, ADR†	2,980
1,100	Eidos PLC, ADR†, ***	2,145
3,025	EMI Group PLC, ADR***	26,743
750	Enodis PLC, ADR†	5,460
1,300	Gallaher Group PLC, ADR	62,920
5,700	Gkn PLC, ADR***	25,894
23,236	GlaxoSmithKline PLC, ADR	963,365
7,800	GUS PLC, ADR	119,598
1,125	Hanson PLC, ADR	38,970
10,100	HBOS PLC, ADR	375,027
6,100	Hilton Group PLC, ADR	61,064
17,153	HSBC Holdings PLC, ADR	1,284,931
2,300	Imperial Chemical Industries PLC, ADR	38,985
2,825	Imperial Tobacco Group PLC, ADR	121,726
5,588	Intercontinental Hotels Group PLC, ADR	60,239
880	International Power PLC, ADR†	22,660

See Notes to Financial Statements.

25

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
22,180	Invensys PLC, ADR†	$14,481
3,800	J Sainsbury PLC, ADR	78,492
300	J.D. Wetherspoon PLC, ADR	7,794
3,400	Jardine Lloyd Thompson Group PLC	25,334
900	Johnson Matthey PLC, ADR	30,081
700	Kidde PLC, ADR	15,170
8,982	Kingfisher PLC, ADR***	93,254
500	lastminute.com plc, ADR†	8,425
10,100	Legal & General Group PLC, ADR	87,002
2,500	Liberty International PLC, ADR	34,502
10,800	Lloyds TSB Group PLC, ADR	338,246
1,086	Lonmin PLC, ADR	19,537
38,700	Marks & Spencer Group PLC	254,503
2,980	Marks & Spencer Group PLC, ADR	117,623
4,050	Mitchells & Butlers PLC, ADR***	20,736
6,800	mmO2 PLC, ADR†	114,240
4,770	National Grid Group PLC, ADR	186,841
100	NDS Group PLC, ADR†, ***	2,522
3,400	Novar PLC, ADR	7,584
65,600	Old Mutual PLC	124,575
6,200	Pearson PLC, ADR	75,333
2,900	Peninsular & Oriental Steam Navigation Co. (The), ADR	23,140
300	Peter Hambro Mining PLC, ADR†	4,644
1,450	Premier Farnell PLC, ADR	13,268
600	Premier Oil PLC, ADR†	6,017
7,928	Prudential PLC, ADR***	136,442
2,300	Rank Group PLC (The), ADR	24,495
2,500	Reed Elsevier PLC, ADR	98,375
2,900	Rentokil Initial PLC, ADR	37,997
1,853	Reuters Group PLC, ADR	75,491
822	Rexam PLC, ADR***	33,410
2,100	Rio Tinto PLC, ADR	205,905
2,600	Rolls-Royce PLC, ADR	59,351
4,500	Royal & Sun Alliance Insurance Group PLC, ADR***	34,830
7,794	SABMiller PLC, ADR	100,244
6,700	Scottish & Southern Energy PLC, ADR	82,805
3,600	Scottish Power PLC, ADR	106,236
12,600	Shell Transportation & Trading PLC, ADR	563,220
1,220	Shire Pharmaceuticals Group PLC, ADR†	32,623

See Notes to Financial Statements.

26

Shares		Value

United Kingdom (Continued)
400	Signet Group PLC, ADR	$25,840
500	SkyePharma PLC, ADR†	5,965
1,400	Smith & Nephew PLC, ADR	77,378
1,850	Spirent PLC, ADR†	9,213
1,500	Stolt Offshore SA, ADR†	4,530
900	Tate & Lyle PLC, ADR	21,544
200	Taylor Nelson Sofres PLC, ADR	11,371
19,900	Tesco PLC, ADR	288,257
1,500	Tomkins PLC, ADR***	30,000
1,100	Trinity Mirror PLC, ADR	25,933
5,653	Unilever PLC, NYR	224,820
2,549	United Business Media PLC, ADR	21,029
2,200	United Utilities PLC, ADR***	42,064
52,423	Vodafone Group PLC, ADR	1,158,548
100	Wembley PLC, ADR	6,155
2,250	Wolseley PLC, ADR***	69,774
1,800	WPP Group PLC, ADR	92,214
2,500	Yule Catto & Company PLC	12,520

		14,124,403

United States — 0.1%
300	Alderwoods Group, Inc.†	3,660
400	AsiaInfo Holdings, Inc.†	2,112
700	Autoliv, Inc.	29,545
200	Central European Media Enterprises Ltd., Class A†	4,500
200	China Automotive Systems, Inc.†	980
400	deCODE genetics, Inc.†	3,308
100	Deswell Industries, Inc.	2,410
250	Genesis Microchip, Inc.†	3,442
300	Golden Telecom, Inc.***	8,442
200	Intac International, Inc.†	2,317
330	Magna Entertainment Corp., Class A†, ***	1,947
400	Marshall Edwards, Inc.†	3,140
300	Mettler-Toledo International, Inc.†	14,742
100	Octel Corp.	2,547
300	Sohu.com, Inc.†	6,030
100	United National Group Ltd., Class A†	1,512

		90,634

See Notes to Financial Statements.

27

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Venezuela — 0.0%#
442	Compania Anonima Nacional Telefonos de Venezuela, ADR	$8,906
500	Electricidad de Caracas, ADR	4,325

		13,231

TOTAL COMMON STOCKS
(Cost $48,881,382)		63,347,207

Principal
Amount

REPURCHASE AGREEMENT — 0.9%
(Cost $583,000)
$583,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $583,019 on 07/01/2004, collateralized by $605,000 FHLB, 2.150% maturing 06/02/2006 (value $595,169)	583,000

OTHER INVESTMENTS*
(Cost $7,305,085)	11.3%	7,305,085

TOTAL INVESTMENTS
(Cost $56,769,467)	110.4	71,235,292
OTHER ASSETS AND LIABILITIES (Net)	(10.4)	(6,728,372)

NET ASSETS	100.0%	$64,506,920

*	As June 30, 2004, the market value of the securities on loan is $7,157,817. Cash collateral received for securities loaned of $7,305,085 is invested in 7,305,085 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Fair valued security as of June 30, 2004 (see Notes to Financial Statements, Note 2).

***	Security, or a portion thereof, is on loan.

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR  — American Depositary Receipt
NYR — New York Registered Shares
FHLB — Federal Home Loan Bank
OJSC — Open Joint Stock Company
PRF  — Preference Shares
SAV  — Savings Shares

See Notes to Financial Statements.

28

At June 30, 2004 industry diversification of the Munder International Equity Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Banks	14.1%	$9,069,744
Oil & Gas	10.9	7,007,969
Diversified Telecommunication Services	9.0	5,820,220
Pharmaceuticals	6.7	4,312,303
Wireless Telecommunication Services	4.9	3,132,271
Insurance	4.4	2,824,451
Industrial Conglomerates	4.3	2,776,157
Automobiles	4.2	2,692,963
Electric Utilities	3.3	2,102,205
Metals & Mining	3.1	1,982,798
Diversified Financials	3.0	1,966,411
Media	3.0	1,921,993
Food Products	2.8	1,805,202
Household Durables	1.9	1,210,423
Chemicals	1.8	1,163,577
Beverages	1.6	1,035,697
Semiconductor Equipment & Products	1.3	834,316
Communication Equipment	1.3	812,877
Electronic Equipment & Instruments	1.1	726,845
Software	1.0	613,943
Food & Drug Retailing	0.9	609,759
Office Electronics	0.8	507,351
Tobacco	0.7	464,955
Real Estate	0.7	461,026
Machinery	0.7	453,389
Hotels, Restaurants & Leisure	0.6	416,389
Paper & Forest Products	0.6	367,663
Multiline Retail	0.6	366,945
Information Technology Consulting & Services	0.6	361,621
Airlines	0.5	347,553
Trading Companies & Distributors	0.5	340,382
Construction Materials	0.5	328,861
Gas Utilities	0.5	307,037
Commercial Services & Supplies	0.4	249,777
Multi-Utilities & Unregulated Power	0.4	247,388
Auto Components	0.4	244,481
Leisure Equipment & Products	0.4	243,857
Telecommunications Services	0.4	230,605
Computers & Peripherals	0.3	206,489

See Notes to Financial Statements.

29

Munder International Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

	% of
	Net Assets	Value

Health Care Equipment & Supplies	0.3%	$202,746
Communications Equipment	0.3	202,378
Aerospace & Defense	0.3	193,106
Containers & Packaging	0.3	165,746
Road & Rail	0.2	162,029
Electrical Equipment	0.2	159,928
Internet Software & Services	0.2	154,968
Metals	0.2	149,828
Marine	0.2	141,912
Specialty Retail	0.2	114,873
Biotechnology	0.2	107,814
Transportation Infrastructure	0.2	106,585
Health Care Providers & Services	0.2	104,245
Air Freight & Logistics	0.1	96,733
Retail	0.1	96,345
Energy Equipment & Services	0.1	93,300
Diversified Financial Services	0.1	86,614
Building Materials	0.1	78,076
Textiles, Apparel & Luxury Goods	0.1	63,679
Leisure Time	0.1	61,974
Business Services	0.1	58,646
Personal Products	0.1	57,692
Photographic Equipment and Supplies	0.1	39,646
Building Products	0.0#	25,259
Diversified Industrial	0.0#	20,350
Construction & Engineering	0.0#	15,218
Air Freight & Couriers	0.0#	10,406
Waste Management	0.0#	3,915
Communication Services	0.0#	2,423
Internet & Catalog Retail	0.0#	1,750
Semiconductors & Semiconductor Equipment	0.0#	1,130

TOTAL COMMON STOCKS	98.2	63,347,207
REPURCHASE AGREEMENT	0.9	583,000
OTHER INVESTMENTS	11.3	7,305,085

TOTAL INVESTMENTS	110.4	71,235,292
OTHER ASSETS AND LIABILITIES (Net)	(10.4)	(6,728,372)

NET ASSETS	100.0%	$64,506,920

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

30

[This Page Intentionally Left Blank]

31

Munder International Equity Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $7,157,817 of securities loaned)	$70,652,292
Repurchase agreement	583,000

Total Investments	71,235,292
Cash	498
Foreign currency, at value	4,415
Interest receivable	19
Dividends receivable	301,091
Receivable for investment securities sold	4,487,964
Receivable for Fund shares sold	9,355,844
Prepaid expenses and other assets	28,892

Total Assets	85,414,015

LIABILITIES:
Payable for Fund shares redeemed	56,918
Payable for investment securities purchased	13,429,765
Payable upon return of securities loaned	7,305,085
Trustees’ fees and expenses payable	25,598
Custody fees payable	13,180
Transfer agency/record keeping fees payable	10,911
Administration fees payable	5,905
Distribution and shareholder servicing fees payable — Class A, B and C Shares	4,337
Shareholder servicing fees payable — Class K Shares	2,475
Investment advisory fees payable	959
Accrued expenses and other payables	51,962

Total Liabilities	20,907,095

NET ASSETS	$64,506,920

Investments, at cost	$56,769,467

Foreign currency, at cost	$4,461

See Notes to Financial Statements.

32

NET ASSETS consist of:
Undistributed net investment income	$384,167
Accumulated net realized loss on investments sold	(15,386,229)
Net unrealized appreciation of investments	14,465,878
Paid-in capital	65,043,104

$64,506,920

NET ASSETS:
Class A Shares	$6,031,126

Class B Shares	$1,885,030

Class C Shares	$1,723,523

Class K Shares	$19,979,921

Class Y Shares	$34,887,320

SHARES OUTSTANDING:
Class A Shares	477,076

Class B Shares	154,021

Class C Shares	139,432

Class K Shares	1,580,629

Class Y Shares	2,733,075

CLASS A SHARES:
Net asset value and redemption price per share	$12.64

Maximum sales charge	5.50%
Maximum offering price per share	$13.38

CLASS B SHARES:
Net asset value and offering price per share*	$12.24

CLASS C SHARES:
Net asset value and offering price per share*	$12.36

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.64

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.76

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

33

Munder International Equity Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$13,368
Dividends(a)	1,269,225
Securities lending	40,660

Total Investment Income	1,323,253

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	12,655
Class B Shares	13,063
Class C Shares	14,597
Shareholder servicing fees:
Class K Shares	32,909
Investment advisory fees	394,986
Custody fees	132,052
Administration fees	74,193
Transfer agency/record keeping fees	58,535
Legal and audit fees	56,877
Registration and filing fees	50,422
Trustees’ fees and expenses	25,472
Other	44,700

Total Expenses	910,461
Fees waived by transfer agent	(2,011)

Net Expenses	908,450

NET INVESTMENT INCOME	414,803

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	2,814,373
Foreign currency-related transactions	(16,076)
Net change in unrealized appreciation/(depreciation) of:
Securities	10,008,629
Foreign currency-related transactions	(1,731)

Net realized and unrealized gain on investments	12,805,195

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,219,998

(a)	Net of foreign withholding taxes of $151,032.

See Notes to Financial Statements.

34

Munder International Equity Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$414,803	$1,059,902
Net realized gain/(loss) from security and foreign currency-related transactions	2,798,297	(8,232,695)
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	10,006,898	1,483,087

Net increase/(decrease) in net assets resulting from operations	13,219,998	(5,689,706)
Dividends to shareholders from net investment income:
Class A Shares	(101,268)	(69,504)
Class B Shares	(12,600)	(5,240)
Class C Shares	(16,201)	(7,410)
Class K Shares	(210,727)	(517,114)
Class Y Shares	(680,079)	(379,151)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	1,066,112	(1,580,396)
Class B Shares	848,440	(377,494)
Class C Shares	138,867	(428,409)
Class K Shares	(6,149,970)	(36,532,556)
Class Y Shares	707,193	(9,256,666)
Short-term trading fees	161	—

Net increase/(decrease) in net assets	8,809,926	(54,843,646)
NET ASSETS:
Beginning of year	55,696,994	110,540,640

End of year	$64,506,920	$55,696,994

Undistributed net investment income	$384,167	$949,285

See Notes to Financial Statements.

35

Munder International Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$3,452,003	$78,571,958
Issued as reinvestment of dividends	88,507	36,121
Redeemed	(2,474,398)	(80,188,475)

Net increase/(decrease)	$1,066,112	$(1,580,396)

Class B Shares:
Sold	$1,121,324	$286,437
Issued as reinvestment of dividends	8,451	3,454
Redeemed*	(281,335)	(667,385)

Net increase/(decrease)	$848,440	$(377,494)

Class C Shares:
Sold	$645,761	$2,582,316
Issued as reinvestment of dividends	6,877	2,314
Redeemed	(513,771)	(3,013,039)

Net increase/(decrease)	$138,867	$(428,409)

Class K Shares:
Sold	$11,283,311	$7,095,534
Issued as reinvestment of dividends	343	337
Redeemed	(17,433,624)	(43,628,427)

Net decrease	$(6,149,970)	$(36,532,556)

Class Y Shares:
Sold	$4,031,282	$4,498,174
Issued as reinvestment of dividends	33,877	16,264
Redeemed	(3,357,966)	(13,771,104)

Net increase/(decrease)	$707,193	$(9,256,666)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

36

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	288,236	8,670,054
Issued as reinvestment of dividends	7,243	4,084
Redeemed	(201,634)	(8,820,753)

Net increase/(decrease)	93,845	(146,615)

Class B Shares:
Sold	94,800	32,116
Issued as reinvestment of dividends	712	402
Redeemed*	(24,983)	(75,210)

Net increase/(decrease)	70,529	(42,692)

Class C Shares:
Sold	56,684	297,026
Issued as reinvestment of dividends	574	266
Redeemed	(47,095)	(342,997)

Net increase/(decrease)	10,163	(45,705)

Class K Shares:
Sold	896,545	787,918
Issued as reinvestment of dividends	28	38
Redeemed	(1,563,880)	(4,529,591)

Net decrease	(667,307)	(3,741,635)

Class Y Shares:
Sold	332,005	494,060
Issued as reinvestment of dividends	2,750	1,824
Redeemed	(282,642)	(1,466,292)

Net increase/(decrease)	52,113	(970,408)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

37

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$10.04		$10.52	$12.15	$18.06	$16.21

Income/(loss) from investment operations:
Net investment income/(loss)	0.09		0.11	0.11	0.08	0.25
Net realized and unrealized gain/(loss) on investments	2.74		(0.49)	(1.70)	(4.66)	3.47

Total from investment operations	2.83		(0.38)	(1.59)	(4.58)	3.72

Less distributions:
Dividends from net investment income	(0.23)		(0.10)	(0.04)	(0.10)	(0.28)
Distributions in excess of net investment income	—		—	—	—	—
Distributions from net realized gains	—		—	—	(1.23)	(1.59)

Total distributions	(0.23)		(0.10)	(0.04)	(1.33)	(1.87)

Net asset value, end of period	$12.64		$10.04	$10.52	$12.15	$18.06

Total return(b)	28.09%		(3.38)%	(13.11)%	(26.58)%	23.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,031		$3,849	$5,576	$8,728	$10,946
Ratio of operating expenses to average net assets	1.83%		1.56%	1.38%	1.38%	1.30%
Ratio of net investment income/(loss) to average net assets	0.77	%(d)	1.17%	0.98%	0.62%	1.44%
Portfolio turnover rate	37%		31%	22%	27%	18%
Ratio of operating expenses to average net assets without expense waivers	1.84%		1.56%	1.38%	1.38%	1.30%

(a)	The Munder International Equity Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and March 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

38

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$9.73		$10.21	$11.84	$17.68	$15.97

0.02		0.04	0.02	(0.02)	0.12
2.62		(0.47)	(1.64)	(4.54)	3.36

2.64		(0.43)	(1.62)	(4.56)	3.48

(0.13)		(0.05)	(0.01)	(0.05)	(0.13)
—		—	—	—	(0.05)
—		—	—	(1.23)	(1.59)

(0.13)		(0.05)	(0.01)	(1.28)	(1.77)

$12.24		$9.73	$10.21	$11.84	$17.68

27.20%		(4.17)%	(13.64)%	(27.10)%	22.51%

$1,885		$812	$1,289	$2,201	$3,211
2.58%		2.31%	2.13%	2.13%	2.05%
0.20	%(d)	0.42%	0.23%	(0.13)%	0.69%
37%		31%	22%	27%	18%
2.59%		2.31%	2.13%	2.13%	2.05%

See Notes to Financial Statements.

39

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$9.82		$10.31	$11.95	$17.86	$16.09

Income/(loss) from investment operations:
Net investment income/(loss)	(0.00	)(d)	0.04	0.02	0.04	0.12
Net realized and unrealized gain/(loss) on investments	2.67		(0.48)	(1.65)	(4.67)	3.42

Total from investment operations	2.67		(0.44)	(1.63)	(4.63)	3.54

Less distributions:
Dividends from net investment income	(0.13)		(0.05)	(0.01)	(0.05)	(0.13)
Distributions in excess of net investment income	—		—	—	—	(0.05)
Distributions from net realized gains	—		—	—	(1.23)	(1.59)

Total distributions	(0.13)		(0.05)	(0.01)	(1.28)	(1.77)

Net asset value, end of period	$12.36		$9.82	$10.31	$11.95	$17.86

Total return(b)	27.26%		(4.23)%	(13.67)%	(27.12)%	22.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,724		$1,270	$1,805	$3,483	$3,977
Ratio of operating expenses to average net assets	2.58%		2.31%	2.13%	2.13%	2.05%
Ratio of net investment income/(loss) to average net assets	(0.00	)%(e)	0.42%	0.23%	(0.13)%	0.69%
Portfolio turnover rate	37%		31%	22%	27%	18%
Ratio of operating expenses to average net assets without expense waivers	2.59%		2.31%	2.13%	2.13%	2.05%

(a)	The Munder International Equity Fund Class C Shares and Class K Shares commenced operations on September 29, 1995 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Ratio of net investment income/ (loss) to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

40

K Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$10.05		$10.53	$12.14	$18.03	$16.22

0.06		0.11	0.11	0.09	0.25
2.76		(0.49)	(1.68)	(4.65)	3.43

2.82		(0.38)	(1.57)	(4.56)	3.68

(0.23)		(0.10)	(0.04)	(0.10)	(0.28)
—		—	—	—	—
—		—	—	(1.23)	(1.59)

(0.23)		(0.10)	(0.04)	(1.33)	(1.87)

$12.64		$10.05	$10.53	$12.14	$18.03

28.09%		(3.48)%	(12.96)%	(26.51)%	23.51%

$19,980		$22,581	$63,082	$80,634	$118,766
1.83%		1.56%	1.38%	1.38%	1.30%
0.53	%(e)	1.17%	0.98%	0.62%	1.44%
37%		31%	22%	27%	18%
1.84%		1.56%	1.38%	1.38%	1.30%

See Notes to Financial Statements.

41

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$10.14		$10.62	$12.23	$18.16	$16.32

Income/(loss) from investment operations:
Net investment income	0.11		0.13	0.13	0.15	0.30
Net realized and unrealized gain/(loss) on investments	2.77		(0.49)	(1.69)	(4.72)	3.44

Total from investment operations	2.88		(0.36)	(1.56)	(4.57)	3.74

Less distributions:
Dividends from net investment income	(0.26)		(0.12)	(0.05)	(0.13)	(0.31)
Distributions from net realized gains	—		—	—	(1.23)	(1.59)

Total distributions	(0.26)		(0.12)	(0.05)	(1.36)	(1.90)

Net asset value, end of period	$12.76		$10.14	$10.62	$12.23	$18.16

Total return(b)	28.56%		(3.26)%	(12.70)%	(26.36)%	23.79%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$34,887		$27,185	$38,790	$47,444	$79,520
Ratio of operating expenses to average net assets	1.58%		1.31%	1.13%	1.13%	1.05%
Ratio of net investment income to average net assets	0.95	%(d)	1.42%	1.23%	0.87%	1.69%
Portfolio turnover rate	37%		31%	22%	27%	18%
Ratio of operating expenses to average net assets without expense waivers	1.59%		1.32%	1.13%	1.13%	1.05%

(a)	The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

42

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of The Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than

43

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

44

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy

45

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $2,011 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund redeemed within sixty (60) days of purchase may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

46

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $74,193 before payment of sub-administration fees and $30,599 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1407% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis)

47

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $4,314 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

48

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $374 to Comerica Securities and $30,391 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $19,266,083 and $21,231,626 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $17,476,504 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $3,499,516 and net appreciation for Federal income tax purposes was $13,976,988. At June 30, 2004, aggregate cost for Federal income tax purposes was $57,258,304.

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may

49

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $1,031.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for foreign currency and passive foreign investment company gains and losses were reclassified at year end. These reclassifications has no effect on net income, net assets or net asset value per share.

    During the years ended June 30, 2004 and June 30, 2003, dividends of $1,020,875 and $978,419, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$467,747	$(14,960,249)	$13,977,041	$(515,461)

50

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $14,960,249 of unused capital losses of which $2,479,513 and $12,480,736 expires in 2010 and 2011, respectively.

10. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved implementation of a 2% short-term trading (redemption) fee to Class K and Class Y shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

11. Tax Information (Unaudited)

    The Fund designates $151,032 as foreign taxes paid and $1,420,257 as foreign source income for regular Federal income tax purposes.

    For the fiscal year ended June 30, 2004, the Fund designates approximately $1,393,264, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

12. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

51

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

52

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of Time	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

53

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Positions(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

54

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Positions(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre ( since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

55

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Positions(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

56

Munder International Equity Fund

Notes To Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of Time
Name, Address and Age	the Funds	Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

57

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder International Equity Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder International Equity Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder International Equity Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

58

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management, a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINTLEQ604

ANNUAL REPORT
June 30, 2004
Munder International
Growth Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. International equity markets had an even greater increase than the U.S. market over the same period with the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia and the Far East) Index and the MSCI Emerging Markets Index posting returns of 32.85% and 33.51%, respectively, for the year.

    In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time. Framlington Overseas Investment Management Limited, the U.K.-based sub-advisor to the Fund and an affiliate of Munder Capital, adheres to a similar investment approach.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that the Fund can invest all of its assets in foreign securities, and such investments involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    The Fund is sub-advised by Framlington Overseas Investment Management, Ltd., which is paid a fee for its services.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER INTERNATIONAL GROWTH FUND

Fund Managers: The Munder International Growth Fund Team

    The Fund generated a return of 35.25% for the year ended June 30, 2004, relative to the 32.85% return for the Morgan Stanley Capital International (MSCI) EAFE Index and the 28.59% median return for the Lipper universe of international multi-cap core mutual funds.

    The Fund posted a strong absolute and relative return for the year. Good stock selection was the primary reason for the strong return, although country weights also made an important contribution to the Fund’s relative performance.

    The largest single factor in the Fund’s outperformance for the year was strong stock selection in Japan. Within the Pacific region, Singapore also made a modest positive contribution to the Fund’s relative return. The performance of Japanese and Singaporean holdings more than offset the relative weakness of the Australian stocks represented in the Fund.

    An overweight in continental Europe, particularly in Germany, Norway and Sweden, was another positive factor for the Fund’s performance for the year. Within that region, stock selection was particularly strong in Germany, Ireland, Spain and Sweden. While stock selection was relatively weak in the U.K., the negative impact was offset by an underweighting of securities from that country. For the year, the Fund’s position in

ii

emerging markets, which are not represented in the MSCI EAFE benchmark, had a relatively neutral impact on returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international multi-cap core mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder International Growth Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder International Growth Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

					Lipper
				MSCI	International
Class and	With		Without	EAFE	Multi-Cap Core
Inception Date	Load		Load	Index#	Funds Median**

CLASS A (2/20/97)	$11,363	*	$12,027	$13,298	$12,792

CLASS B (3/19/97)	N/A		11,568	13,246	12,771

CLASS C (2/13/97)	N/A		11,390	13,519	12,951

CLASS K (1/10/97)	N/A		12,206	13,048	12,929

CLASS Y (12/31/96)	N/A		12,270	13,048	12,929

	AVERAGE ANNUAL TOTAL RETURNS

			One			Five			Since
	One		Year	Five		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load

CLASS A (2/20/97)	27.64%	*	35.00%	(2.25)%	*	(1.15)%	1.75%	*	2.54%

CLASS B (3/19/97)	28.92%	†	33.92%	(2.36)%	†	(2.01)%	N/A		2.02%

CLASS C (2/13/97)	32.96%	†	33.96%	N/A		(1.99)%	N/A		1.78%

CLASS K (1/10/97)	N/A		34.88%	N/A		(1.25)%	N/A		2.70%

CLASS Y (12/31/96)	N/A		35.25%	N/A		(0.99)%	N/A		2.77%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 3/1/97, 4/1/97, 2/1/97, 1/1/97, and 1/1/97, respectively.

**	The Lipper International Multi-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 3/1/97, 4/1/97, 2/1/97, 1/1/97, and 1/1/97, respectively.

v

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vi

Munder International Growth Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 95.0%
Australia — 1.4%
190,000	Mayne Group Limited	$450,355

Austria — 1.1%
5,650	Bank Austria Creditanstalt AG	331,725

Belgium — 0.9%
17,500	Dexia	290,760

Finland — 0.7%
14,050	Nokia Oyj	202,976

France — 8.1%
20,300	Alcatel†	313,544
15,000	AXA	330,714
6,475	BNP Paribas SA	398,698
18,310	France Telecom SA	477,739
5,580	Neopost SA	330,198
3,590	Total SA, Class B	685,245

		2,536,138

Germany — 11.1%
2,375	Allianz AG	257,563
10,916	AWD Holding AG	370,980
8,800	Continental AG	424,912
19,430	Deutsche Telekom AG†	341,761
4,930	E.ON AG	356,110
9,500	Hannover Rueckversicherung AG	317,419
6,500	Medlon AG	262,391
7,400	RWE AG	348,389
3,300	Siemens AG	237,606
6,000	Vossloh AG	285,912
4,725	Wincor Nixdorf AG+	260,725

		3,463,768

Hong Kong — 0.9%
39,000	Cheung Kong (Holdings) Ltd.	287,511

Ireland — 3.2%
18,000	Allied Irish Banks PLC	278,458
22,700	Anglo Irish Bank Corporation PLC	355,314
21,050	DCC PLC	377,679

		1,011,451

See Notes to Financial Statements.

1

Munder International Growth Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Israel — 1.4%
33,800	Bank Hapoalim BM, GDR	$450,385

Italy — 1.7%
27,200	ENI-Ente Nazionale Idrocarburi SpA	540,719

Japan — 21.9%
16,000	Bridgestone Corporation	299,968
20,000	Credit Saison Co. Ltd.	599,936
110,000	D&M Holdings, Inc.†	392,336
65	East Japan Railway Company	363,803
6,000	Honda Motor Co. Ltd.	288,628
25,000	Kintetsu World Express, Inc.	551,008
40,000	Leopalace21 Corporation	746,262
35,000	Mitsubishi Corporation	339,293
30,000	Nissan Motor Co. Ltd.	332,800
200	NTT DoCoMo, Inc.	356,669
21,200	Point, Inc.	571,951
10,600	Point, Inc.†	261,741
60,000	Taisei Corporation	226,073
13,000	Takeda Chemical Industries Ltd.	569,482
35,000	TonenGeneral Sekiyu K.K	299,282
45	West Japan Railway Company	181,078
12,400	Yamada Denki Co. Ltd.	461,548

		6,841,858

Luxembourg — 1.2%
22,580	Arcelor	379,565

Netherlands — 0.9%
20,000	Vedior N.V.	291,857

Norway — 2.1%
16,000	Schibsted ASA	286,831
52,071	Telenor ASA	362,121

		648,952

Papua New Guinea — 0.8%
350,000	Lihir Gold Ltd.	240,852

See Notes to Financial Statements.

2

Shares		Value

Portugal — 2.0%
138,000	Banco Comercial Portugues SA	$322,748
28,000	Portugal Telecom SGPS SA	302,527

		625,275

Singapore — 1.4%
501,000	MobileOne Ltd.	436,589

South Korea — 0.7%
7,198	Kookmin Bank†	223,633

Spain — 4.3%
11,000	Aldeasa SA	328,278
6,500	Banco Popular Espanol SA	367,537
8,500	Grupo Ferrovial SA	354,309
19,909	Telefonica SA	294,651

		1,344,775

Sweden — 3.8%
13,100	Hennes & Mauritz AB, Series B	338,553
45,000	Nordea Bank AB	324,375
173,000	Telefonaktiebolaget LM Ericsson, Series B†	510,311

		1,173,239

Switzerland — 8.8%
9,750	Credit Suisse Group	346,573
2,300	Nestle SA	613,627
8,800	Novartis AG	388,370
5,790	Roche Holding AG	573,496
2,800	Swatch Group AG, Class B	364,566
6,420	UBS AG	452,564

		2,739,196

United Kingdom — 16.6%
98,050	BP PLC	865,667
17,000	British American Tobacco PLC	263,351
21,370	British Sky Broadcasting Group PLC	240,973
12,050	Cobham PLC	305,181
45,150	Compass Group PLC	275,434
25,085	Exel PLC	348,806
21,670	GlaxoSmithKline PLC	438,427
38,000	Reuters Group PLC	255,238
44,909	Rexam PLC	364,945

See Notes to Financial Statements.

3

Munder International Growth Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
15,214	Royal Bank of Scotland Group PLC	$437,994
84,140	Serco Group PLC	324,905
15,000	Standard Chartered PLC	244,198
256,500	Vodafone Group PLC	561,498
20,000	Xstrata PLC	267,222

		5,193,839

TOTAL COMMON STOCKS
(Cost $23,334,270)		29,705,418

PREFERRED STOCKS — 3.4%
Germany — 3.4%
500	Porsche AG	335,008
18,900	ProSiebenSat.1 Media AG	341,878
9,000	Rheinmetall AG	367,257

		1,044,143

TOTAL PREFERRED STOCKS
(Cost $725,897)		1,044,143

INVESTMENT COMPANY SECURITIES — 0.8%
(Cost $700,000)
Korea — 0.8%
70,000	Korea Investment Opportunities Ltd.†, *, **	262,500

WARRANTS — 0.0%#
(Cost $285)
Japan — 0.0%#
300	Belluna Company Ltd., expires 9/29/2006 (exercise price: JPY 4,028)†, **	2,255

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $24,760,452)	99.2%	$31,014,316
OTHER ASSETS AND LIABILITIES (Net)	0.8	248,684

NET ASSETS	100.0%	$31,263,000

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

*	Affiliated security.

**	Fair valued security as of June 30, 2004 (See Notes to Financial Statements, Note 2).

ABBREVIATIONS:

GDR — Global Depositary Receipt
JPY — Japanese Yen

See Notes to Financial Statements.

5

Munder International Growth Fund

Portfolio of Investments, June 30, 2004 (continued)

At June 30, 2004 industry diversification of the Munder International Growth Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Banks	12.9%	$4,042,853
Oil & Gas	7.7	2,390,914
Pharmaceuticals	6.3	1,969,775
Diversified Telecommunication Services	5.7	1,778,799
Wireless Telecommunication Services	4.3	1,354,757
Specialty Retail	3.6	1,128,379
Real Estate	3.3	1,033,773
Communication Equipment	3.3	1,026,830
Industrial Conglomerates	3.4	1,065,670
Diversified Financials	3.1	970,916
Insurance	2.9	905,695
Air Freight & Logistics	2.9	899,814
Metals & Mining	2.8	887,638
Private Placement	2.7	854,190
Media	2.5	783,043
Auto Components	2.3	724,880
Automobiles	2.0	621,428
Commercial Services & Supplies	2.0	616,762
Food Products	2.0	613,627
Construction & Engineering	1.9	580,382
Retail	1.8	571,951
Road & Rail	1.7	544,881
Health Care Providers & Services	1.4	450,355
Electronic Equipment	1.3	392,336
Containers & Packaging	1.2	364,945
Textiles & Apparel	1.2	364,566
Electric Utilities	1.1	356,110
Multi-Utilities	1.1	348,389
Trading Companies & Distributors	1.1	339,293
Office Electronics	1.1	330,198
Aerospace & Defense	1.0	305,181
Machinery	0.9	285,912
Hotels, Restaurants & Leisure	0.9	275,434
Tobacco	0.8	263,351
Distributors	0.8	262,391

TOTAL COMMON STOCKS	95.0	29,705,418
PREFERRED STOCKS:
Industrial Conglomerates	1.2	367,257
Media	1.1	341,878
Automobiles	1.1	335,008

TOTAL PREFERRED STOCKS	3.4	1,044,143
INVESTMENT COMPANY SECURITIES	0.8	262,500
WARRANTS:
Banks	0.0 #	2,255

TOTAL INVESTMENTS	99.2	31,014,316
OTHER ASSETS AND LIABILITIES (Net)	0.8	248,684

NET ASSETS	100.0%	$31,263,000

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

6

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7

Munder International Growth Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers (cost — $24,060,452)	$30,751,816
Securities of affiliated issuer (cost — $700,000)	262,500

Total Investments	31,014,316
Cash	120,424
Foreign currency, at value	121,760
Dividends receivable	100,292
Receivable for investment securities sold	401,746
Receivable from investment advisor	5,953
Receivable for Fund shares sold	1,316
Prepaid expenses and other assets	24,564

Total Assets	31,790,371

LIABILITIES:
Payable for Fund shares redeemed	10,229
Unrealized depreciation of open forward foreign currency exchange and spot contracts	1,562
Payable for investment securities purchased	413,586
Trustees’ fees and expenses payable	22,977
Custody fees payable	11,616
Transfer agency/record keeping fees payable	7,753
Administration fees payable	5,774
Distribution and shareholder servicing fees payable — Class A, B and C Shares	1,040
Investment advisory fees payable	613
Shareholder servicing fees payable — Class K Shares	43
Accrued expenses and other payables	52,178

Total Liabilities	527,371

NET ASSETS	$31,263,000

Investments, at cost	$24,760,452

Foreign currency, at cost	$121,984

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(35,677)
Accumulated net realized loss on investments sold	(18,026,015)
Net unrealized appreciation of investments	6,255,526
Paid-in capital	43,069,166

$31,263,000

NET ASSETS:
Class A Shares	$968,979

Class B Shares	$889,994

Class C Shares	$402,362

Class K Shares	$288,506

Class Y Shares	$28,713,159

SHARES OUTSTANDING:
Class A Shares	92,056

Class B Shares	89,493

Class C Shares	40,313

Class K Shares	27,640

Class Y Shares	2,712,371

CLASS A SHARES:
Net asset value and redemption price per share	$10.53

Maximum sales charge	5.50%
Maximum offering price per share	$11.14

CLASS B SHARES:
Net asset value and offering price per share*	$9.94

CLASS C SHARES:
Net asset value and offering price per share*	$9.98

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.44

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.59

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder International Growth Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$5,203
Dividends(a)	554,721

Total Investment Income	559,924

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,865
Class B Shares	6,719
Class C Shares	3,916
Shareholder servicing fees:
Class K Shares	794
Investment advisory fees	289,419
Custody fees	79,864
Legal and audit fees	55,674
Registration and filing fees	49,708
Transfer agency/record keeping fees	43,974
Administration fees	42,923
Trustees’ fees and expenses	24,912
Other	36,736

Total Expenses	636,504
Fees waived by transfer agent and investment advisor	(7,662)

Net Expenses	628,842

NET INVESTMENT LOSS	(68,918)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	2,705,018
Foreign currency-related transactions	(26,240)
Net change in unrealized appreciation/(depreciation) of:
Securities	5,763,942
Foreign currency-related transactions	(8,056)

Net realized and unrealized gain on investments	8,434,664

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,365,746

(a)	Net of foreign withholding taxes of $71,530.

See Notes to Financial Statements.

10

Munder International Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income/(loss)	$(68,918)	$138,228
Net realized gain/(loss) from security and foreign currency-related transactions	2,678,778	(5,572,458)
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	5,755,886	1,368,160

Net increase/(decrease) in net assets resulting from operations	8,365,746	(4,066,070)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	107,150	(653,233)
Class B Shares	285,491	(126,842)
Class C Shares	(50,170)	(44,183)
Class K Shares	(171,681)	(589,588)
Class Y Shares	(2,155,866)	(9,034,546)
Short-term trading fees	173	—

Net increase/(decrease) in net assets	6,380,843	(14,514,462)
NET ASSETS:
Beginning of year	24,882,157	39,396,619

End of year	$31,263,000	$24,882,157

Accumulated net investment loss	$(35,677)	$(54,300)

See Notes to Financial Statements.

11

Munder International Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$1,667,940	$7,685,409
Redeemed	(1,560,790)	(8,338,642)

Net increase/(decrease)	$107,150	$(653,233)

Class B Shares:
Sold	$488,198	$823,182
Redeemed*	(202,707)	(950,024)

Net increase/(decrease)	$285,491	$(126,842)

Class C Shares:
Sold	$226,861	$2,322,644
Redeemed	(277,031)	(2,366,827)

Net decrease	$(50,170)	$(44,183)

Class K Shares:
Sold	$17,502	$4,718
Redeemed	(189,183)	(594,306)

Net decrease	$(171,681)	$(589,588)

Class Y Shares:
Sold	$1,171,569	$3,352,596
Redeemed	(3,327,435)	(12,387,142)

Net decrease	$(2,155,866)	$(9,034,546)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	201,190	1,076,939
Redeemed	(189,890)	(1,142,632)

Net increase/(decrease)	11,300	(65,693)

Class B Shares:
Sold	52,003	134,054
Redeemed*	(22,323)	(150,542)

Net increase/(decrease)	29,680	(16,488)

Class C Shares:
Sold	25,373	354,039
Redeemed	(30,447)	(355,664)

Net decrease	(5,074)	(1,625)

Class K Shares:
Sold	1,706	700
Redeemed	(21,577)	(83,206)

Net decrease	(19,871)	(82,506)

Class Y Shares:
Sold	123,842	473,211
Redeemed	(363,905)	(1,765,954)

Net decrease	(240,063)	(1,292,743)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder International Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year		Year	Year
	Ended		Ended	Ended		Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$7.79		$8.47	$10.02		$15.79	$12.79

Income/(loss) from investment operations:
Net investment income/(loss)	(0.04)		0.02	(0.00	)(d)	(0.04)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.78		(0.70)	(1.44)		(4.62)	3.72

Total from investment operations	2.74		(0.68)	(1.44)		(4.66)	3.67

Less distributions:
Dividends from net investment income	—		—	—		—	(0.08)
Distributions in excess of net investment income	—		—	—		—	(0.05)
Distributions from net realized gains	—		—	(0.11)		(1.11)	(0.54)
Distributions from capital	—		—	(0.00	)(d)	—	—

Total distributions	—		—	(0.11)		(1.11)	(0.67)

Net asset value, end of period	$10.53		$7.79	$8.47		$10.02	$15.79

Total return(b)	35.00%		(7.91)%	(14.32)%		(31.24)%	28.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$969		$629	$1,240		$1,519	$1,715
Ratio of operating expenses to average net assets	2.37%		2.00%	1.69%		1.72%	1.69%
Ratio of net investment income/(loss) to average net assets	(0.40	)%(e)	0.28%	(0.04)%		(0.29)%	(0.34)%
Portfolio turnover rate	60%		73%	173%		119%	65%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.38%		2.33%	1.87%		1.81%	1.71%

(a)	The Munder International Growth Fund Class A Shares and Class B Shares commenced operations on February 20, 1997 and March 19,1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Ratio of net investment income/(loss) to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

14

B Shares

Year		Year	Year		Year	Year
Ended		Ended	Ended		Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$7.42		$8.14	$9.76		$15.51	$12.56

(0.09)		(0.03)	(0.07)		(0.13)	(0.17)
2.61		(0.69)	(1.44)		(4.51)	3.66

2.52		(0.72)	(1.51)		(4.64)	3.49

—		—	—		—	—
—		—	—		—	—
—		—	(0.11)		(1.11)	(0.54)
—		—	(0.00	)(d)	—	—

—		—	(0.11)		(1.11)	(0.54)

$9.94		$7.42	$8.14		$9.76	$15.51

33.92%		(8.72)%	(15.43)%		(31.70)%	27.96%

$890		$444	$621		$1,034	$1,638
3.12%		2.75%	2.44%		2.47%	2.44%
(0.99	)%(e)	(0.47)%	(0.79)%		(1.04)%	(1.09)%
60%		73%	173%		119%	65%
3.13%		3.08%	2.62%		2.56%	2.46%

See Notes to Financial Statements.

15

Munder International Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year		Year	Year
	Ended		Ended	Ended		Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$7.45		$8.17	$9.78		$15.55	$12.58

Income/(loss) from investment operations:
Net investment income/(loss)	(0.11)		(0.03)	(0.07)		(0.12)	(0.17)
Net realized and unrealized gain/(loss) on investments	2.64		(0.69)	(1.43)		(4.54)	3.68

Total from investment operations	2.53		(0.72)	(1.50)		(4.66)	3.51

Less distributions:
Dividends from net investment income	—		—	—		—	—
Distributions in excess of net investment income	—		—	—		—	—
Distributions from net realized gains	—		—	(0.11)		(1.11)	(0.54)
Distributions from capital	—		—	(0.00	)(d)	—	—

Total distributions	—		—	(0.11)		(1.11)	(0.54)

Net asset value, end of period	$9.98		$7.45	$8.17		$9.78	$15.55

Total return(b)	33.96%		(8.81)%	(15.29)%		(31.75)%	28.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$402		$338	$384		$867	$1,118
Ratio of operating expenses to average net assets	3.12%		2.75%	2.44%		2.47%	2.44%
Ratio of net investment income/(loss) to average net assets	(1.26	)%(e)	(0.47)%	(0.79)%		(1.04)%	(1.09)%
Portfolio turnover rate	60%		73%	173%		119%	65%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.13%		3.08%	2.62%		2.56%	2.46%

(a)	The Munder International Growth Fund Class C Shares and Class K Shares commenced operations on February 13, 1997 and January 10, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Ratio of net investment loss to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

16

K Shares

Year		Year	Year		Year	Year
Ended		Ended	Ended		Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$7.74		$8.42	$10.00		$15.75	$12.75

(0.05)		0.02	(0.00	)(d)	(0.03)	(0.05)
2.75		(0.70)	(1.47)		(4.61)	3.72

2.70		(0.68)	(1.47)		(4.64)	3.67

—		—	—		—	(0.08)
—		—	—		—	(0.05)
—		—	(0.11)		(1.11)	(0.54)
—		—	(0.00	)(d)	—	—

—		—	(0.11)		(1.11)	(0.67)

$10.44		$7.74	$8.42		$10.00	$15.75

34.88%		(8.08)%	(14.65)%		(31.19)%	28.98%

$289		$368	$1,095		$4,691	$2,839
2.37%		2.00%	1.69%		1.72%	1.69%
(0.56	)%(e)	0.28%	(0.04)%		(0.29)%	(0.34)%
60%		73%	173%		119%	65%
2.38%		2.33%	1.87%		1.81%	1.71%

See Notes to Financial Statements.

17

Munder International Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year		Year		Year
	Ended		Ended	Ended		Ended		Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)		6/30/01(c)		6/30/00(c)

Net asset value, beginning of period	$7.82		$8.49	$10.06		$15.81		$12.81

Income/(loss) from investment operations:
Net investment income/(loss)	(0.02)		0.04	0.02		(0.00	)(d)	(0.01)
Net realized and unrealized gain/(loss) on investments	2.79		(0.71)	(1.48)		(4.64)		3.74

Total from investment operations	2.77		(0.67)	(1.46)		(4.64)		3.73

Less distributions:
Dividends from net investment income	—		—	—		—		(0.12)
Distributions in excess of net investment income	—		—	—		—		(0.07)
Distributions from net realized gains	—		—	(0.11)		(1.11)		(0.54)
Distributions from capital	—		—	(0.00	)(d)	—		—

Total distributions	—		—	(0.11)		(1.11)		(0.73)

Net asset value, end of period	$10.59		$7.82	$8.49		$10.06		$15.81

Total return(b)	35.25%		(7.77)%	(14.46)%		(31.06)%		29.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,713		$23,103	$36,056		$50,405		$73,916
Ratio of operating expenses to average net assets	2.12%		1.75%	1.44%		1.47%		1.44%
Ratio of net investment income/(loss) to average net assets	(0.19	)%(e)	0.53%	0.21%		(0.04)%		(0.09)%
Portfolio turnover rate	60%		73%	173%		119%		65%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.13%		2.08%	1.62%		1.56%		1.46%

(a)	The Munder International Growth Fund Class Y Shares commenced operations on December 31, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Ratio of net investment loss to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

18

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Growth Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than

19

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of

21

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $1,709 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund redeemed within sixty (60) days of purchase may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $250 million and 0.75% based on assets exceeding $250 million.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

22

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $42,923 before payment of sub-administration fees and $18,691 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1481% for administrative services.

    Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the “Sub-Advisor”) provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and

23

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,660 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

24

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $3 to Comerica Securities and $734 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $16,804,118 and $18,581,489 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $7,286,973 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,093,173 and net appreciation for Federal income tax purposes was $6,193,800. At June 30, 2004, aggregate cost for Federal income tax purposes was $24,820,516.

    At June 30, 2004, the Fund had the following open spot contracts which contractually obligate it to deliver currency at a specified future date:

		U.S. $
Currency	Local Principal	Equivalent	Settlement	Current	Unrealized
Sold	Amount Sold	Sold	Date	U.S. $ Value	Depreciation

Eurodollar	84,202	$102,060	07/01/04	$102,567	$(507)
Japanese Yen	1,346,640	12,315	07/01/04	12,316	(1)

		$114,375		$114,883	$(508)

25

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

    At June 30, 2004, the Fund had the following open forward foreign currency exchange and spot contracts which contractually obligate it to take delivery of currency at a specified future date:

	Local Principal	U.S. $			Unrealized
Currency	Amount	Equivalent	Settlement	Current	Appreciation/
Purchased	Purchased	Purchased	Date	U.S. $ Value	(Depreciation)

Eurodollar	71,046	$86,463	07/01/04	$86,542	$79
Swedish Krona	2,458,631	327,818	07/01/04	326,685	(1,133)

		$414,281		$413,227	$(1,054)

6. Transactions with Affiliated Companies

    The term “affiliated company” includes investment companies with the same sub-advisor as the Fund. At, or during the year ended June 30, 2004, the Fund held the following security of an affiliated company:

	Value	Purchased		Sold		Value
	at					at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	6/30/04	Gain/(Loss)

Korea Investment Opportunities Ltd.*	$270,900	$—	—	$—	—	$262,500	$—

*	The Advisor voluntarily waived duplicate advisory fees in the amount of $5,953 related to this investment.

7. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30,

26

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $452.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax treatment of foreign currency gains and losses and net operating losses were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(17,984,542)	$6,196,595	$(11,787,947)

    The differences between book and tax distributable earnings are primarily due to wash sales, forward foreign currency contracts and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $17,965,951 of unused capital losses of which $10,972,986, $6,677,976 and $314,989 expire in 2010, 2011, and 2012 respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net currency losses arising between November 1, 2003 and June 30, 2004 of $18,591.

27

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

11. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved implementation of a 2% short-term trading (redemption) fee to Class K and Class Y shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

12.	Tax Information (Unaudited)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $599,678 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

13. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

14. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

28

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

15. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

16. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

29

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

30

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

31

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

32

Munder International Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

33

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder International Growth Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder International Growth Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder International Growth Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

34

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
SUB-ADVISOR

Framlington Overseas Investment Management Limited
155 Bishopsgate
London, England EC2M 3XJ
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116

ANNINTLGR604

ANNUAL REPORT
June 30, 2004
Munder Large-Cap
Value Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ending June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER LARGE-CAP VALUE FUND

Fund Managers: The Munder Large-Cap Value Fund Team

    The Fund earned a return of 21.24% for the year ended June 30, 2004, relative to the 21.13% return for the Russell 1000 Value Index, the 18.77% median return for the Lipper universe of large-cap value mutual funds and the 21.16% median return for the Lipper universe of multi-cap value mutual funds. (The Fund is included in the Lipper multi-cap value universe only.)

    The Fund posted a strong absolute return for the year, and performed in line with its Russell benchmark. The greatest boost to relative performance came from the consumer discretionary, financials and industrials sectors of the Fund. This strength was partly offset by relative weakness in the information technology and energy sectors of the Fund.

    An overweight in Centex Corporation (2.1% of the Fund), Magna International, Inc. (1.6% of the Fund), Harrah’s Entertainment, Inc. (1.5% of the Fund) and Carnival Corporation (0.8% of the Fund) and the lack of a position in Viacom, Inc. boosted relative returns in the consumer discretionary sector of the Fund. Performance in the financials sector was helped by an overweight in Countrywide Financial Corporation (0.8% of the Fund). In the Fund’s industrials sector, performance was driven by Tyco International Ltd. (2.4% of the Fund) and Cooper Industries Ltd. (1.6% of the Fund). Neither stock is represented in the Russell 1000 Value Index.

    The relative performance of the information technology sector of the Fund was hurt by an overweight in Nokia Corporation (1.3% of the Fund) and the lack of a position in Motorola, Inc. ENSCO International Incorporated (ENSCO) held back performance in the energy sector. ENSCO was sold prior to June 30.

ii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap value mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper large-cap value universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Large-Cap Value Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Large-Cap Value Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

					Lipper	Lipper
				Russell	Multi-Cap	Large-Cap
Class and	With		Without	1000 Value	Value Funds	Value Funds
Inception Date	Load		Load	Index#	Median**	Median**

CLASS A (8/8/94)	$22,488	*	$23,801	$31,884	$28,814	$26,049

CLASS B (8/9/94)	N/A		22,422	31,884	28,814	26,049

CLASS C (12/5/95)	N/A		17,195	24,136	22,080	20,313

CLASS K (7/5/94)	N/A		24,033	32,876	29,563	26,781

CLASS Y (7/5/94)	N/A		24,639	32,876	29,563	26,781

	AVERAGE ANNUAL TOTAL RETURNS

						Five			Since
	One		One	Five		Years	Since		Inception
Class and	Year		Year	Years		w/out	Inception		w/out
Inception Date	w/load		w/out load	w/load		load	w/load		load

CLASS A (8/8/94)	14.21%	*	20.86%	(0.62)	*	0.50%	8.53%	*	9.16%

CLASS B (8/9/94)	15.11%†		20.11%	(0.60)	†	(0.25)%	N/A		8.50%

CLASS C (12/5/95)	19.02%†		20.02%	N/A		(0.23)%	N/A		6.53%

CLASS K (7/5/94)	N/A		20.96%	N/A		0.49%	N/A		9.17%

CLASS Y (7/5/94)	N/A		21.24%	N/A		0.76%	N/A		9.45%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 8/1/94, 8/1/94, 12/1/95, 7/1/94, and 7/1/94, respectively.

**	The Lipper Multi-Cap Value Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper Large-Cap Value Funds Median represents the median performance of a universe of existing mutual funds that have an investment objective that is similar to that of the Fund, and is shown as supplemental information. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 8/1/94, 8/1/94, 12/1/95, 7/1/94, and 7/1/94, respectively.

v

[This Page Intentionally Left Blank]

vi

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 99.7%
Aerospace & Defense — 1.9%
19,334	United Technologies Corporation	$1,768,674

Auto Components — 2.1%
8,071	Lear Corporation	476,108
16,935	Magna International, Inc., Class A	1,442,354

		1,918,462

Beverages — 2.0%
18,439	Anheuser-Busch Companies, Inc.	995,706
21,185	Constellation Brands, Inc., Class A†	786,599

		1,782,305

Building Products — 1.6%
46,108	Masco Corporation	1,437,647

Capital Markets — 4.9%
10,500	Bear Stearns Companies, Inc. (The)	885,255
12,401	Goldman Sachs Group, Inc. (The)	1,167,678
30,859	J. P. Morgan Chase & Company	1,196,404
15,728	Lehman Brothers Holdings, Inc.	1,183,532

		4,432,869

Chemicals — 2.6%
58,138	Praxair, Inc.	2,320,288

Commercial Banks — 8.2%
19,536	Bank of America Corporation	1,653,136
60,410	U.S. Bancorp	1,664,900
33,700	Wachovia Corporation	1,499,650
29,188	Wells Fargo & Company	1,670,429
15,650	Zions Bancorporation	961,693

		7,449,808

Commercial Services & Supplies — 1.4%
43,520	ARAMARK Corporation, Class B	1,251,635

Communications Equipment — 1.3%
78,480	Nokia Corporation, ADR	1,141,099

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Computers & Peripherals — 2.8%
56,233	Hewlett-Packard Company	$1,186,516
8,968	International Business Machines Corporation	790,529
6,116	Lexmark International, Inc., Class A†	590,378

		2,567,423

Consumer Finance — 1.1%
14,445	Capital One Financial Corporation	987,749

Diversified Financial Services — 4.4%
17,590	CIT Group, Inc.	673,521
70,301	Citigroup, Inc.	3,268,997

		3,942,518

Diversified Telecommunication Services — 4.3%
24,051	ALLTEL Corporation	1,217,462
49,326	SBC Communications, Inc.	1,196,155
41,319	Verizon Communications, Inc.	1,495,335

		3,908,952

Electric Utilities — 3.4%
8,000	Consolidated Edison, Inc.	318,080
4,912	DTE Energy Company**	199,132
12,435	Edison International	317,963
5,834	Entergy Corporation	326,762
11,712	Exelon Corporation	389,892
4,909	FPL Group, Inc.	313,931
2,840	PPL Corporation	130,356
9,924	Progress Energy, Inc.	437,152
7,213	TXU Corp.**	292,199
9,562	Wisconsin Energy Corporation	311,817

		3,037,284

Electrical Equipment — 2.3%
24,795	Cooper Industries Ltd., Class A	1,473,071
17,439	Rockwell Automation, Inc.	654,137

		2,127,208

Electronic Equipment & Instruments — 0.9%
24,000	Amphenol Corporation, Class A†	799,680

See Notes to Financial Statements.

2

Shares		Value

Energy Equipment & Services — 1.5%
22,000	National-Oilwell, Inc.†, **	$692,780
41,000	Pride International, Inc.†	701,510

		1,394,290

Food & Staples Retailing — 2.4%
24,400	CVS Corporation	1,025,288
37,000	SUPERVALU, INC.	1,132,570

		2,157,858

Health Care Providers & Services — 2.5%
9,924	AmerisourceBergen Corporation	593,257
18,494	Anthem, Inc.†	1,656,322

		2,249,579

Hotels, Restaurants & Leisure — 2.2%
14,574	Carnival Corporation	684,978
24,772	Harrah’s Entertainment, Inc.**	1,340,165

		2,025,143

Household Durables — 2.7%
40,914	Centex Corporation	1,871,816
11,000	Pulte Homes, Inc.**	572,330

		2,444,146

Household Products — 1.2%
16,405	Kimberly-Clark Corporation	1,080,761

Industrial Conglomerates — 3.4%
28,000	General Electric Company	908,835
64,528	Tyco International Ltd.	2,138,458

		3,047,293

Insurance — 6.8%
42,136	ACE Ltd.	1,781,510
18,643	Ambac Financial Group, Inc.	1,369,142
13,074	American International Group, Inc.	931,915
27,000	MetLife, Inc.	967,950
23,400	Prudential Financial, Inc.	1,087,398

		6,137,915

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Machinery — 2.9%
18,855	ITT Industries, Inc.	$1,564,965
23,240	SPX Corporation	1,079,266

		2,644,231

Media — 3.5%
37,774	Clear Channel Communications, Inc.	1,395,749
25,074	Comcast Corporation, Class A Special†	692,293
38,030	Cox Communications, Inc., Class A†	1,056,854

		3,144,896

Metals & Mining — 1.4%
39,062	Alcoa, Inc.	1,290,218

Multiline Retail — 1.2%
22,764	Federated Department Stores, Inc.	1,117,712

Multi-Utilities & Unregulated Power — 1.0%
7,120	Dominion Resources, Inc.	449,130
9,983	Duke Energy Corporation	202,555
5,183	Equitable Resources, Inc.	268,013

		919,698

Oil & Gas — 9.2%
33,420	Apache Corporation	1,455,441
12,304	ChevronTexaco Corporation	1,157,929
19,000	ConocoPhillips	1,449,510
74,319	Exxon Mobil Corporation	3,300,507
9,700	Total SA, ADR	931,976

		8,295,363

Pharmaceuticals — 2.1%
18,740	Merck & Co., Inc.	890,150
28,520	Pfizer, Inc.	977,666

		1,867,816

Real Estate — 2.7%
29,480	General Growth Properties, Inc.	871,723
22,830	ProLogis	751,564
15,138	Vornado Realty Trust	864,531

		2,487,818

See Notes to Financial Statements.

4

Shares		Value

Software — 2.9%
50,000	BMC Software, Inc.†	$925,000
21,210	Check Point Software Technologies Ltd.†	572,458
39,800	Microsoft Corporation	1,136,688

		2,634,146

Specialty Retail — 1.1%
42,000	Gap, Inc. (The)	1,018,500

Thrifts & Mortgage Finance — 3.8%
10,714	Countrywide Financial Corporation	752,658
23,412	Federal Home Loan Mortgage Corporation	1,481,980
27,000	PMI Group, Inc. (The)	1,175,040

		3,409,678

TOTAL COMMON STOCKS
(Cost $71,540,168)		90,240,662

Principal
Amount

REPURCHASE AGREEMENT — 0.6%
(Cost $537,000)
$537,000	Agreement with State Street Bank & Trust Company, 1.150% dated 6/30/2004, to be repurchased at $537,017 on 7/1/2004, collateralized by $555,000 FHLB, 1.625% maturing 6/17/2005 (value $551,785)	537,000

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2004 (continued)

		Value

OTHER INVESTMENTS*
(Cost $2,513,076)	2.8%	$2,513,076

TOTAL INVESTMENTS
(Cost $74,590,244)	103.1	93,290,738
OTHER ASSETS AND LIABILITIES (Net)	(3.1)	(2,787,034)

NET ASSETS	100.0%	$90,503,704

*	As of June 30, 2004, the market value of securities on loan is $2,475,151. Cash collateral received for securities loaned of $2,513,076 is invested in 2,513,076 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Security, or a portion thereof, is on loan.

†	Non-income producing security.

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank

See Notes to Financial Statements.

6

At June 30, 2004 the country diversification of the Munder Large-Cap Value Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.5%	$80,074,758
Bermuda	4.0	3,611,529
Cayman Islands	2.0	1,781,510
Canada	1.6	1,442,354
Finland	1.3	1,141,099
France	1.0	931,976
Panama	0.7	684,978
Israel	0.6	572,458

TOTAL COMMON STOCKS	99.7	90,240,662
REPURCHASE AGREEMENT	0.6	537,000
OTHER INVESTMENTS	2.8	2,513,076

TOTAL INVESTMENTS	103.1	93,290,738
OTHER ASSETS AND LIABILITIES (Net)	(3.1)	(2,787,034)

NET ASSETS	100.0%	$90,503,704

See Notes to Financial Statements.

7

Munder Large-Cap Value Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $2,475,151 of securities loaned)	$92,753,738
Repurchase agreement	537,000

Total Investments	93,290,738
Cash	395
Interest receivable	17
Dividends receivable	111,603
Receivable for investment securities sold	912,519
Receivable for Fund shares sold	349,445
Prepaid expenses and other assets	32,712

Total Assets	94,697,429

LIABILITIES:
Payable upon return of securities loaned	2,513,076
Payable for investment securities purchased	1,075,204
Payable for Fund shares redeemed	475,854
Trustees’ fees and expenses payable	27,432
Transfer agency/record keeping fees payable	19,577
Distribution and shareholder servicing fees payable — Class A, B and C Shares	12,817
Administration fees payable	8,644
Shareholder servicing fees payable — Class K Shares	8,538
Custody fees payable	3,051
Investment advisory fees payable	1,597
Accrued expenses and other payables	47,935

Total Liabilities	4,193,725

NET ASSETS	$90,503,704

Investments, at cost	$74,590,244

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(533)
Accumulated net realized loss on investments sold	(6,765,675)
Net unrealized appreciation of investments	18,700,988
Paid-in capital	78,568,924

$90,503,704

NET ASSETS:
Class A Shares	$6,259,069

Class B Shares	$9,947,549

Class C Shares	$3,257,314

Class K Shares	$39,062,758

Class Y Shares	$31,977,014

SHARES OUTSTANDING:
Class A Shares	473,810

Class B Shares	764,286

Class C Shares	250,409

Class K Shares	2,954,892

Class Y Shares	2,417,794

CLASS A SHARES:
Net asset value and redemption price per share	$13.21

Maximum sales charge	5.50%
Maximum offering price per share	$13.98

CLASS B SHARES:
Net asset value and offering price per share*	$13.02

CLASS C SHARES:
Net asset value and offering price per share*	$13.01

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$13.22

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.23

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Value Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$6,359
Dividends(a)	1,807,200
Securities lending	6,714

Total Investment Income	1,820,273

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	14,693
Class B Shares	98,771
Class C Shares	31,561
Shareholder servicing fees:
Class K Shares	107,321
Investment advisory fees	687,505
Administration fees	129,093
Transfer agency/record keeping fees	87,920
Legal and audit fees	53,208
Registration and filing fees	49,848
Custody fees	32,895
Trustees’ fees and expenses	25,869
Other	54,712

Total Expenses	1,373,396
Fees waived by transfer agent	(3,771)

Net Expenses	1,369,625

NET INVESTMENT INCOME	450,648

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	3,498,448
Futures contracts	29,165
Net change in unrealized appreciation/(depreciation) of:
Securities	13,435,464
Foreign currency-related transactions	132

Net realized and unrealized gain on investments	16,963,209

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,413,857

(a)	Net of foreign withholding taxes of $11,188.

See Notes to Financial Statements.

10

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$450,648	$911,730
Net realized gain/(loss) from security transactions and futures contracts	3,527,613	(4,599,747)
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	13,435,596	(6,548,452)

Net increase/(decrease) in net assets resulting from operations	17,413,857	(10,236,469)
Dividends to shareholders from net investment income:
Class A Shares	(27,042)	(37,709)
Class B Shares	—	(492)
Class C Shares	—	(143)
Class K Shares	(192,569)	(312,188)
Class Y Shares	(210,652)	(529,262)
Distributions to shareholders from capital:
Class A Shares	—	(1,493)
Class B Shares	—	(20)
Class C Shares	—	(6)
Class K Shares	—	(12,364)
Class Y Shares	—	(20,962)
Net decrease in net assets from Fund share transactions:
Class A Shares	(474,469)	(1,103,608)
Class B Shares	(962,190)	(2,148,000)
Class C Shares	(115,182)	(672,500)
Class K Shares	(16,144,145)	(5,442,089)
Class Y Shares	(514,719)	(43,335,772)

Net decrease in net assets	(1,227,111)	(63,853,077)
NET ASSETS:
Beginning of year	91,730,815	155,583,892

End of year	$90,503,704	$91,730,815

Accumulated net investment loss/Accumulated distributions in excess of net investment income	$(533)	$(3,996)

See Notes to Financial Statements.

11

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$1,722,797	$5,327,536
Issued as reinvestment of dividends and distributions	20,750	29,620
Redeemed	(2,218,016)	(6,460,764)

Net decrease	$(474,469)	$(1,103,608)

Class B Shares:
Sold	$1,770,377	$2,367,755
Issued as reinvestment of dividends and distributions	—	258
Redeemed*	(2,732,567)	(4,516,013)

Net decrease	$(962,190)	$(2,148,000)

Class C Shares:
Sold	$766,143	$717,411
Issued as reinvestment of dividends and distributions	—	99
Redeemed	(881,325)	(1,390,010)

Net decrease	$(115,182)	$(672,500)

Class K Shares:
Sold	$2,830,492	$11,508,416
Issued as reinvestment of dividends and distributions	47	271
Redeemed	(18,974,684)	(16,950,776)

Net decrease	$(16,144,145)	$(5,442,089)

Class Y Shares:
Sold	$6,382,066	$5,950,146
Issued as reinvestment of dividends and distributions	12,440	89,358
Redeemed	(6,909,225)	(17,069,480)
Redemption in kind	—	(32,305,796)

Net decrease	$(514,719)	$(43,335,772)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	134,623	513,431
Issued as reinvestment of dividends and distributions	1,672	2,955
Redeemed	(179,557)	(627,919)

Net decrease	(43,262)	(111,533)

Class B Shares:
Sold	144,926	237,369
Issued as reinvestment of dividends and distributions	—	27
Redeemed*	(221,456)	(459,096)

Net decrease	(76,530)	(221,700)

Class C Shares:
Sold	62,493	70,076
Issued as reinvestment of dividends and distributions	—	10
Redeemed	(71,979)	(141,128)

Net decrease	(9,486)	(71,042)

Class K Shares:
Sold	231,362	1,118,222
Issued as reinvestment of dividends and distributions	4	27
Redeemed	(1,563,618)	(1,664,222)

Net decrease	(1,332,252)	(545,973)

Class Y Shares:
Sold	507,668	592,550
Issued as reinvestment of dividends and distributions	991	9,121
Redeemed	(551,043)	(1,731,628)
Redemption in kind	—	(3,185,976)

Net decrease	(42,384)	(4,315,933)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)		6/30/02	6/30/01	6/30/00(c)

Net asset value, beginning of period	$10.98	$11.42		$13.06	$11.83	$14.98

Income/(loss) from investment operations:
Net investment income/(loss)	0.06	0.07		0.05	0.08	0.18
Net realized and unrealized gain/(loss) on investments	2.23	(0.44)		(1.25)	1.70	(2.58)

Total from investment operations	2.29	(0.37)		(1.20)	1.78	(2.40)

Less distributions:
Dividends from net investment income	(0.06)	(0.07)		(0.04)	(0.07)	(0.16)
Distributions in excess of net investment income	—	—		—	—	(0.02)
Distributions from net realized gains	—	—		(0.40)	(0.48)	(0.57)
Distributions from capital	—	(0.00	)(d)	—	—	—

Total distributions	(0.06)	(0.07)		(0.44)	(0.55)	(0.75)

Net asset value, end of period	$13.21	$10.98		$11.42	$13.06	$11.83

Total return(b)	20.86%	(3.16)%		(9.06)%	15.32%	(16.45)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$6,259	$5,675		$7,179	$6,654	$5,121
Ratio of operating expenses to average net assets	1.47%	1.35%		1.28%	1.22%	1.23%
Ratio of net investment income/(loss) to average net assets	0.52%	0.71%		0.34%	0.52%	1.37%
Portfolio turnover rate	31%	30%		30%	65%	91%
Ratio of operating expenses to average net assets without expense waivers	1.47%	1.35%		1.28%	1.22%	1.23%

(a)	The Munder Large-Cap Value Fund Class A Shares and Class B Shares commenced operations on August 8, 1994 and August 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

14

B Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/04(c)	6/30/03(c)		6/30/02	6/30/01	6/30/00(c)

$10.84	$11.29		$12.97	$11.79	$14.93

(0.03)	(0.01)		(0.04)	(0.02)	0.08
2.21	(0.44)		(1.24)	1.69	(2.57)

2.18	(0.45)		(1.28)	1.67	(2.49)

—	(0.00	)(d)	—	(0.01)	(0.08)
—	—		—	—	—
—	—		(0.40)	(0.48)	(0.57)
—	(0.00	)(d)	—	—	—

—	—		(0.40)	(0.49)	(0.65)

$13.02	$10.84		$11.29	$12.97	$11.79

20.11%	(3.98)%		(9.72)%	14.39%	(17.07)%

$9,948	$9,119		$11,994	$10,905	$3,961
2.22%	2.10%		2.03%	1.97%	1.98%
(0.23)%	(0.04)%		(0.41)%	(0.23)%	0.62%
31%	30%		30%	65%	91%
2.22%	2.10%		2.03%	1.97%	1.98%

See Notes to Financial Statements.

15

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)		6/30/02	6/30/01	6/30/00(c)

Net asset value, beginning of period	$10.84	$11.28		$12.96	$11.78	$14.91

Income/(loss) from investment operations:
Net investment income/(loss)	(0.03)	(0.01)		(0.04)	(0.02)	0.08
Net realized and unrealized gain/(loss) on investments	2.20	(0.43)		(1.24)	1.69	(2.56)

Total from investment operations	2.17	(0.44)		(1.28)	1.67	(2.48)

Less distributions:
Dividends from net investment income	—	(0.00	)(d)	—	(0.01)	(0.08)
Distributions from net realized gains	—	—		(0.40)	(0.48)	(0.57)
Distributions from capital	—	(0.00	)(d)	—	—	—

Total distributions	—	(0.00	)(d)	(0.40)	(0.49)	(0.65)

Net asset value, end of period	$13.01	$10.84		$11.28	$12.96	$11.78

Total return(b)	20.02%	(3.89)%		(9.73)%	14.40%	(17.02)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$3,257	$2,817		$3,733	$3,781	$1,073
Ratio of operating expenses to average net assets	2.22%	2.10%		2.03%	1.97%	1.98%
Ratio of net investment income/(loss) to average net assets	(0.23)%	(0.04)%		(0.41)%	(0.23)%	0.62%
Portfolio turnover rate	31%	30%		30%	65%	91%
Ratio of operating expenses to average net assets without expense waivers	2.22%	2.10%		2.03%	1.97%	1.98%

(a)	The Munder Large-Cap Value Fund Class C Shares and Class K Shares commenced operations on December 5, 1995 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

16

K Shares

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/04(c)	6/30/03(c)		6/30/02	6/30/01	6/30/00(c)

$10.98	$11.43		$13.06	$11.84	$15.00

0.06	0.07		0.05	0.08	0.18
2.24	(0.45)		(1.24)	1.69	(2.59)

2.30	(0.38)		(1.19)	1.77	(2.41)

(0.06)	(0.07)		(0.04)	(0.07)	(0.18)
—	—		(0.40)	(0.48)	(0.57)
—	(0.00	)(d)	—	—	—

(0.06)	$(0.07)		$(0.44)	$(0.55)	$(0.75)

$13.22	$10.98		$11.43	$13.06	$11.84

20.96%	(3.25)%		(8.98)%	15.22%	(16.49)%

$39,063	$47,087		$55,232	$80,625	$110,257
1.47%	1.35%		1.28%	1.22%	1.23%
0.52%	0.71%		0.34%	0.52%	1.37%
31%	30%		30%	65%	91%
1.47%	1.35%		1.28%	1.22%	1.23%

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)		6/30/02	6/30/01	6/30/00(c)

Net asset value, beginning of period	$10.99	$11.43		$13.07	$11.84	$15.00

Income/(loss) from investment operations:
Net investment income	0.09	0.10		0.07	0.10	0.21
Net realized and unrealized gain/(loss) on investments	2.24	(0.44)		(1.24)	1.71	(2.59)

Total from investment operations	2.33	(0.34)		(1.17)	1.81	(2.38)

Less distributions:
Dividends from net investment income	(0.09)	(0.10)		(0.07)	(0.10)	(0.18)
Distributions in excess of net investment income	—	—		—	—	(0.03)
Distributions from net realized gains	—	—		(0.40)	(0.48)	(0.57)
Distributions from capital	—	(0.00	)(d)	—	—	—

Total distributions	(0.09)	(0.10)		(0.47)	(0.58)	(0.78)

Net asset value, end of period	$13.23	$10.99		$11.43	$13.07	$11.84

Total return(b)	21.24%	(2.92)%		(8.83)%	15.59%	(16.28)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$31,977	$27,033		$77,446	$79,553	$73,435
Ratio of operating expenses to average net assets	1.22%	1.10%		1.03%	0.97%	0.98%
Ratio of net investment income to average net assets	0.77%	0.96%		0.59%	0.77%	1.62%
Portfolio turnover rate	31%	30%		30%	65%	91%
Ratio of operating expenses to average net assets without expense waivers	1.22%	1.10%		1.03%	0.97%	0.98%

(a)	The Munder Large-Cap Value Fund Class Y Shares commenced operations on July 5, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

18

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depository receipts and financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such

19

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

exchange. Equity securities, other than depository receipts, for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Securities and assets for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation or depreciation from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Futures Contracts: The Fund entered into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

21

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $3,771 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

22

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services during the year ended June 30, 2004, Munder Capital Management (the “Advisor”) was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31,

23

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $129,093 before payment of sub-administration fees and $53,187 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1408% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,295 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $60 from commissions on sales of Class A Shares for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of

24

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $195 to Comerica Securities and $98,286 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $25,886,188 and $42,262,300 respectively, for the year ended June 30, 2004. For the year ended June 30, 2003, the fund had a redemption in kind which resulted in a redemption out of the fund of $32,305,796. The redemption was comprised of securities and cash in the amount of $32,305,677 and $119, respectively.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $21,459,104 and aggregate gross unrealized depreciation for all securities for which there was

25

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

an excess of tax cost over value was $2,777,007 and net appreciation for Federal income tax purposes was $18,682,097. At June 30, 2004, aggregate cost for Federal income tax purposes was $74,608,641.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004, total commitment fees for the Fund were $1,667.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for return of capital and capital gain distributions from real estate investment trusts were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

26

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

    The tax character of distributions paid to shareholders during the years ended June 30, 2004 and June 30, 2003 was as follows:

	Ordinary	Return
	Income	of Capital	Total

June 30, 2004	$430,263	$—	$430,263
June 30, 2003	$879,794	$34,845	$914,639

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Post October	Unrealized
Undistributed	Loss/Capital	Appreciation/
Ordinary Income	Loss Carryover	(Depreciation)	Total

$21,862	$(6,747,278)	$18,682,591	$11,957,175

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $6,747,278 of unused capital losses of which $447,806 and $6,299,472 expires in 2009 and 2011, respectively. In addition, $447,806 of the losses expiring in 2009 may be further limited as these amounts were acquired in the reorganization with the Munder Framlington Global Financial Services Fund that occurred on May 3, 2002.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund did not have net losses arising between November 1, 2003 and June 30, 2004.

9. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved a change in the structure of the fee paid to the Advisor for its advisory services. Effective August 10, 2004, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $100 million of average daily net assets; and 0.70% on average daily net assets in excess of $100 million.

    On August 10, 2004, the Board of Trustees approved the implementation of a 2% short-term trading (redemption) fee applicable to all classes of shares of the Fund redeemed within sixty (60) days of purchase.

27

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

10. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 100% represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2004, the Fund designates approximately $1,818,388, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

11. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the

28

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
	Position(s)	Office(1) and	Principal	Complex
	with the	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

29

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
	Position(s)	Office(1) and	Principal	Complex
	with the	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

30

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
	Position(s)	Office(1) and	Principal	Complex
	with the	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre ( since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

31

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
	Position(s)	Office(1) and	Principal	Complex
	with the	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

32

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

33

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Large-Cap Value Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Large-Cap Value Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Large-Cap Value Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

34

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNLCV604

ANNUAL REPORT
June 30, 2004
Munder Michigan
Tax-Free Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The municipal market had slightly stronger performance during the year than the taxable bond market, with the Lehman Brothers Municipal Bond Index posting a 0.76% return. Returns varied across the maturity spectrum with the weakest performance coming from shorter maturities and the highest returns coming from the longest maturities.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer
and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com

    The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER MICHIGAN TAX-FREE BOND FUND

Fund Managers: The Munder Michigan Tax-Free Bond Fund Team

    The Fund earned a return of -1.38% for the year ended June 30, 2004, relative to the 1.06% return of its blended Lehman Brothers benchmark, which is made up of an equally weighted combination of the Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes, and the -0.28% median return for the Lipper universe of Michigan municipal debt mutual funds.

    Strategies for the Fund are designed to provide shareholders with a high quality Fund that offers competitive but consistent returns, with careful attention paid to both returns and the potential risks involved in achieving those returns.

    This strategy, with its high quality focus, did not fare well during the past year. Non-traditional sectors of the municipal market had strong relative returns. In fact, three of these sectors, including industrial development revenue and pollution control (IDR/ PCR) bonds, resource recovery bonds, and hospital-related bonds, had the highest returns in the Lehman Brothers municipal universe for the year ended June 30. We did not have holdings in these sectors, since they do not have the credit characteristics that we look for. While these non-traditional sectors had the strongest performance, they also had the lowest average quality ratings.

ii

    The Fund’s focus on Michigan municipal securities also held back relative performance. According to Lehman Brothers data, Michigan securities had weak returns relative to both the general municipal market and specialty states, including California and New York.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes are rules-based, market-value-weighted indexes that measure the performance of the investment-grade tax-exempt bond market with maturities ranging from 8-12 years, 12-17 years and 17-22 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of Michigan municipal debt mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Michigan Tax-Free Bond Fund (the “Fund”) since the inception of one of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Michigan Tax-Free Bond Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

				Lehman
				15-Yr.	Lehman	Lipper
Class and	With		Without	Muni	Blended	MI Muni Debt
Inception Date	Load		Load	Index#	Index#	Funds Median**

CLASS A (2/15/94)	$16,442	*	$17,122	$19,833	$19,460	$16,913

CLASS B (7/5/94)	N/A		16,177	19,833	19,460	16,913

CLASS C (10/4/96)	N/A		13,833	16,520	16,245	14,528

CLASS K (1/3/94)	N/A		17,122	19,833	19,460	16,913

CLASS Y (1/3/94)	N/A		17,565	19,833	19,460	16,913

	AVERAGE ANNUAL TOTAL RETURNS

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS A (2/15/94)	(5.59)%	*	(1.63)%	4.22%	*	5.07%	5.10%	*	5.52%	4.27%	*	4.68%

CLASS B (7/5/94)	(6.82)%	†	(2.26)%	3.94%	†	4.28%	N/A		N/A	N/A		4.93%

CLASS C (10/4/96)	(3.27)%	†	(2.36)%	N/A		4.22%	N/A		N/A	N/A		4.28%

CLASS K (1/3/94)	N/A		(1.63)%	N/A		5.03%	N/A		5.52%	N/A		4.58%

CLASS Y (1/3/94)	N/A		(1.38)%	N/A		5.30%	N/A		5.80%	N/A		4.84%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Lehman Brothers 15-Year Municipal Bond Index is a rules-based, market-value-weighted index that measures the performance of the investment-grade, tax-exempt bond market with maturities ranging from 12-17 years. The Lehman Blended Index is a blended index made up of 1/3 Lehman Brothers 20-Year Municipal Bond Index (which includes maturities ranging from 17-22 years), 1/3 Lehman Brothers 15-Year Municipal Bond Index, and 1/3 Lehman Brothers 10-Year Municipal Bond Index (which includes maturities ranging from 8-12 years). Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 7/1/94, 10/1/96, 7/1/94, and 7/1/94, respectively.

**	The Lipper Michigan Municipal Debt Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 7/1/94, 10/1/96, 7/1/94, and 7/1/94, respectively.

v

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vi

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, June 30, 2004

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 96.1%
Michigan — 96.1%
$600,000	Clinton Macomb, Michigan, Public Library, GO, (AMBAC Insured), 5.000% due 04/01/2027	AAA	Aaa	$593,574
515,000	Clinton Township, Michigan Building Authority, Revenue, Refunding, (AMBAC Insured), 4.750% due 11/01/2012	AAA	Aaa	548,192
750,000	De Witt, Michigan, Public Schools, GO, (FSA Insured, Q-SBLF), 4.700% due 05/01/2012	AAA	Aaa	777,262
600,000	Delta Charter Township, Michigan, GO, (MBIA Insured), 5.000% due 05/01/2014	AAA	Aaa	640,218
860,000	Eaton Rapids, Michigan, Public Schools, GO, Refunding, (MBIA Insured, Q-SBLF), 4.700% due 05/01/2014	AAA	Aaa	882,369
750,000	Fowlerville, Michigan, Community School District, GO, Refunding, (FSA Insured, Q-SBLF), 4.500% due 05/01/2015	AAA	Aaa	758,423
705,000	Grand Rapids, Michigan, Building Authority, Revenue, 5.000% due 04/01/2016	AA	Aa2	758,622
500,000	Grand Rapids, Michigan, Community College, GO, (MBIA Insured), 5.375% due 05/01/2019	AAA	Aaa	529,895
375,000	Grand Traverse County, Michigan, Building Authority, GO, (FSA Insured), 4.000% due 11/01/2019	AAA	Aaa	344,318
635,000	Grand Valley, Michigan State University Revenue, (FGIC Insured), 5.500% due 02/01/2018	AAA	Aaa	684,987
700,000	Green Oak Township, Michigan, GO, (MBIA Insured), 4.200% due 05/01/2021	NR	Aaa	646,653

See Notes to Financial Statements.

1

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$400,000	Grosse Pointe, Michigan, Public Schools, GO, 4.750% due 05/01/2022	AA+	Aa2	$400,772
300,000	Hamilton, Michigan, Community Schools District, GO, (FGIC Insured, Q-SBLF), 5.000% due 05/01/2024	AAA	Aaa	302,676
750,000	Holland, Michigan, Building Authority, GO, (AMBAC Insured), 5.000% due 10/01/2021	AAA	Aaa	762,217
750,000	Jenison, Michigan, Public Schools, GO, Building and Site, (FGIC Insured), 5.000% due 05/01/2021	AAA	Aaa	763,102
760,000	Kent County, Michigan, Airport Facility Revenue, 4.750% due 01/01/2016	AAA	Aaa	765,252
350,000	Kent County, Michigan, Building Authority, GO, 5.000% due 06/01/2021	AAA	Aaa	355,989
500,000	Kent Hospital, Finance Authority, Michigan Revenue, (MBIA Insured), 1.080% due 01/15/2026†	AAA	Aaa	500,000
500,000	Kentwood, Michigan, Public Schools, GO, (MBIA Insured), 5.000% due 05/01/2023	AAA	Aaa	504,315
500,000	Lincoln, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018	AAA	Aaa	511,645
500,000	Mattawan, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.750% due 05/01/2025	AAA	Aaa	529,190
500,000	Michigan Municipal Building Authority Revenue, 4.750% due 10/01/2018	AAA	Aaa	506,515

See Notes to Financial Statements.

2

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Michigan (Continued)
$500,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 5.250% due 01/01/2020	AAA	Aaa	$524,930
600,000	Michigan State Environmental Protection Program, GO, 6.250% due 11/01/2012	AA+	Aa1	685,056
315,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A (AMBAC Insured), 6.000% due 05/15/2010	AAA	Aaa	356,904
500,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	AAA	Aaa	498,435
500,000	Montrose, Michigan, School District, GO, (MBIA Insured, Q-SBLF), 6.200% due 05/01/2017	AAA	Aaa	585,730
500,000	Plainwell, Michigan, Community School District, GO, Refunding, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018	AAA	Aaa	512,530
	Redford, Michigan Unified School District, GO:
500,000	(AMBAC Insured, Q-SBLF), 5.500% due 05/01/2014	AAA	Aaa	556,745
350,000	Refunding, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2022	AAA	Aaa	362,547
750,000	Rockford, Michigan, Public School District, GO, Refunding, Series A, (Q-SBLF), 4.800% due 05/01/2017	AA+	Aa1	775,207
250,000	Southfield, Michigan, Public Schools, School Building & Site, Series B, (FSA Insured, Q-SBLF), 5.250% due 05/01/2025	AAA	Aaa	255,643

See Notes to Financial Statements.

3

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$500,000	Utica, Michigan, Community Schools District, GO, (Q-SBLF), 5.000% due 05/01/2020	AA+	Aa1	$517,430
400,000	Vicksburg, Michigan, Community School District, GO, (Q-SBLF), 5.000% due 05/01/2013	AA+	Aa1	431,428
300,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014	AA+	Aa1	329,727
400,000	Warren, Michigan, Downtown Development, GO, (MBIA Insured), 4.250% due 10/01/2026	AAA	Aaa	349,892
300,000	West Ottawa, Michigan, Public School District, GO, (Q-SBLF), 5.000% due 05/01/2027	AA+	Aa1	298,389
500,000	Willow Run, Michigan, Community Schools, GO, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2016	AAA	Aaa	520,120

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $20,248,138)				20,626,899

Shares

INVESTMENT COMPANY SECURITIES — 3.7%
(Cost $792,113)
792,113	Valiant Tax-Exempt Money Market Fund	792,113

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $21,040,251)	99.8%	$21,419,012
OTHER ASSETS AND LIABILITIES (Net)	0.2	48,259

NET ASSETS	100.0%	$21,467,271

†	Variable rate security. Interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
Q-SBLF — Qualified School Bond Loan Fund

At June 30, 2004 the sector diversification of the Munder Michigan Tax-Free Bond Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	67.3%	$14,445,608
General Obligation	17.7	3,793,998
Revenue	9.4	2,030,389
Pre-Refunded	1.7	356,904

TOTAL MUNICIPAL BONDS AND NOTES	96.1	20,626,899
INVESTMENT COMPANY SECURITIES	3.7	792,113

TOTAL INVESTMENTS	99.8	21,419,012
OTHER ASSETS AND LIABILITIES (Net)	0.2	48,259

NET ASSETS	100.0%	$21,467,271

See Notes to Financial Statements.

5

Munder Michigan Tax-Free Bond Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value (see accompanying schedule)	$21,419,012
Interest receivable	213,534
Dividends receivable	1,210
Receivable for Fund shares sold	3,400
Prepaid expenses and other assets	4,259

Total Assets	21,641,415

LIABILITIES:
Payable for Fund shares redeemed	94,835
Trustees’ fees and expenses payable	23,152
Transfer agency/record keeping fees payable	7,510
Administration fees payable	5,746
Shareholder servicing fees payable – Class K Shares	2,782
Custody fees payable	1,794
Distribution and shareholder servicing fees payable – Class A, B and C Shares	1,504
Investment advisory fees payable	233
Accrued expenses and other payables	36,588

Total Liabilities	174,144

NET ASSETS	$21,467,271

Investments, at cost	$21,040,251

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$4,555
Accumulated net realized gain on investments sold	545,509
Net unrealized appreciation of investments	378,761
Paid-in capital	20,538,446

$21,467,271

NET ASSETS:
Class A Shares	$2,156,713

Class B Shares	$970,224

Class C Shares	$320,952

Class K Shares	$13,982,945

Class Y Shares	$4,036,437

SHARES OUTSTANDING:
Class A Shares	221,407

Class B Shares	99,300

Class C Shares	32,990

Class K Shares	1,435,504

Class Y Shares	413,884

CLASS A SHARES:
Net asset value and redemption price per share	$9.74

Maximum sales charge	4.00%
Maximum offering price per share	$10.15

CLASS B SHARES:
Net asset value and offering price per share*	$9.77

CLASS C SHARES:
Net asset value and offering price per share*	$9.73

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.74

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.75

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Michigan Tax-Free Bond Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$1,235,405
Dividends	5,686

Total Investment Income	1,241,091

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	6,167
Class B Shares	11,089
Class C Shares	4,861
Shareholder servicing fees:
Class K Shares	50,433
Investment advisory fees	142,299
Legal and audit fees	47,582
Administration fees	43,535
Transfer agency/record keeping fees	43,397
Trustees’ fees and expenses	24,991
Custody fees	19,436
Registration and filing fees	4,665
Other	22,961

Total Expenses	421,416
Fees waived transfer agent	(18)

Net Expenses	421,398

NET INVESTMENT INCOME	819,693

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	1,387,686
Net change in unrealized appreciation/(depreciation) of securities	(2,792,476)

Net realized and unrealized loss on investments	(1,404,790)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(585,097)

See Notes to Financial Statements.

8

Munder Michigan Tax-Free Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$819,693	$1,410,478
Net realized gain from security transactions	1,387,686	1,147,684
Net change in unrealized appreciation/(depreciation) of securities	(2,792,476)	839,198

Net increase/(decrease) in net assets resulting from operations	(585,097)	3,397,360
Dividends to shareholders from net investment income:
Class A Shares	(71,618)	(77,042)
Class B Shares	(23,895)	(30,343)
Class C Shares	(10,035)	(26,685)
Class K Shares	(577,265)	(1,246,820)
Class Y Shares	(134,337)	(48,551)
Distributions to shareholders from net realized gains:
Class A Shares	(131,232)	—
Class B Shares	(57,263)	—
Class C Shares	(17,714)	—
Class K Shares	(989,808)	—
Class Y Shares	(215,362)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(22,318)	(137,344)
Class B Shares	(224,724)	(186,939)
Class C Shares	(722,331)	936,152
Class K Shares	(16,058,667)	(11,338,600)
Class Y Shares	(49,934)	3,614,546

Net decrease in net assets	(19,891,600)	(5,144,266)
NET ASSETS
Beginning of year	41,358,871	46,503,137

End of year	$21,467,271	$41,358,871

Undistributed net investment income	$4,555	$1,860

See Notes to Financial Statements.

9

Munder Michigan Tax-Free Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$729,301	$701,340
Issued as reinvestment of dividends and distributions	144,653	44,503
Redeemed	(896,272)	(883,187)

Net decrease	$(22,318)	$(137,344)

Class B Shares:
Sold	$96,487	$447,557
Issued as reinvestment of dividends and distributions	37,585	12,175
Redeemed*	(358,796)	(646,671)

Net decrease	$(224,724)	$(186,939)

Class C Shares:
Sold	$91,481	$1,447,705
Issued as reinvestment of dividends and distributions	9,421	1,875
Redeemed	(823,233)	(513,428)

Net increase/(decrease)	$(722,331)	$936,152

Class K Shares:
Sold	$4,469,608	$6,745,327
Redeemed	(20,528,275)	(18,083,927)

Net decrease	$(16,058,667)	$(11,338,600)

Class Y Shares:
Sold	$64,538	$3,710,500
Issued as reinvestment of dividends and distributions	13,414	4,046
Redeemed	(127,886)	(100,000)

Net increase/(decrease)	$(49,934)	$3,614,546

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the Prospectus.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	70,891	66,650
Issued as reinvestment of dividends and distributions	14,251	4,245
Redeemed	(88,207)	(84,112)

Net decrease	(3,065)	(13,217)

Class B Shares:
Sold	9,479	42,587
Issued as reinvestment of dividends and distributions	3,688	1,160
Redeemed*	(34,912)	(61,499)

Net decrease	(21,745)	(17,752)

Class C Shares:
Sold	8,892	138,800
Issued as reinvestment of dividends and distributions	932	179
Redeemed	(79,161)	(48,853)

Net increase/(decrease)	(69,337)	90,126

Class K Shares:
Sold	434,628	642,656
Redeemed	(1,994,478)	(1,727,444)

Net decrease	(1,559,850)	(1,084,788)

Class Y Shares:
Sold	6,164	341,407
Issued as reinvestment of dividends and distributions	1,315	387
Redeemed	(12,466)	(9,560)

Net increase/(decrease)	(4,987)	332,234

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the Prospectus.

See Notes to Financial Statements.

11

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$10.71	$10.21	$9.97	$9.44	$9.60

Income/(loss) from investment operations:
Net investment income	0.29	0.35	0.39	0.39	0.39
Net realized and unrealized gain/(loss) on investments	(0.46)	0.50	0.24	0.53	(0.15)

Total from investment operations	(0.17)	0.85	0.63	0.92	0.24

Less distributions:
Dividends from net investment income	(0.29)	(0.35)	(0.39)	(0.39)	(0.40)
Distributions from net realized gains	(0.51)	—	—	—	—

Total distributions	(0.80)	(0.35)	(0.39)	(0.39)	(0.40)

Net asset value, end of period	$9.74	$10.71	$10.21	$9.97	$9.44

Total return(b)	(1.63)%	8.48%	6.47%	9.87%	2.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,157	$2,404	$2,426	$1,951	$1,083
Ratio of operating expenses to average net assets	1.48%	1.26%	0.93%	0.98%	1.03%
Ratio of net investment income to average net assets	2.89%	3.31%	3.83%	3.98%	4.14%
Portfolio turnover rate	11%	15%	10%	11%	13%
Ratio of operating expenses to average net assets without expense waivers	1.48%	1.26%	0.93%	0.98%	1.03%

(a)	The Munder Michigan Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on February 15, 1994 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

$10.73	$10.23	$9.99	$9.47	$9.63

0.22	0.27	0.31	0.32	0.32
(0.45)	0.50	0.25	0.52	(0.15)

(0.23)	0.77	0.56	0.84	0.17

(0.22)	(0.27)	(0.32)	(0.32)	(0.33)
(0.51)	—	—	—	—

(0.73)	(0.27)	(0.32)	(0.32)	(0.33)

$9.77	$10.73	$10.23	$9.99	$9.47

(2.26)%	7.65%	5.66%	8.92%	1.82%

$970	$1,299	$1,420	$662	$492
2.23%	2.01%	1.68%	1.73%	1.78%
2.14%	2.56%	3.08%	3.23%	3.39%
11%	15%	10%	11%	13%
2.23%	2.01%	1.68%	1.73%	1.78%

See Notes to Financial Statements.

13

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$10.70	$10.21	$9.97	$9.46	$9.62

Income/(loss) from investment operations:
Net investment income	0.22	0.27	0.31	0.31	0.32
Net realized and unrealized gain/(loss) on investments	(0.46)	0.49	0.25	0.52	(0.15)

Total from investment operations	(0.24)	0.76	0.56	0.83	0.17

Less distributions:
Dividends from net investment income	(0.22)	(0.27)	(0.32)	(0.32)	(0.33)
Distributions from net realized gains	(0.51)	—	—	—	—

Total distributions	(0.73)	(0.27)	(0.32)	(0.32)	(0.33)

Net asset value, end of period	$9.73	$10.70	$10.21	$9.97	$9.46

Total return(b)	(2.36)%	7.57%	5.67%	8.82%	1.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$321	$1,095	$125	$103	$110
Ratio of operating expenses to average net assets	2.23%	2.01%	1.68%	1.73%	1.78%
Ratio of net investment income to average net assets	2.14%	2.56%	3.08%	3.23%	3.39%
Portfolio turnover rate	11%	15%	10%	11%	13%
Ratio of operating expenses to average net assets without expense waivers	2.23%	2.01%	1.68%	1.73%	1.78%

(a)	The Munder Michigan Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on October 4, 1996 and January 3, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

$10.71	$10.21	$9.97	$9.45	$9.62

0.29	0.35	0.39	0.39	0.39
(0.46)	0.50	0.24	0.52	(0.16)

(0.17)	0.85	0.63	0.91	0.23

(0.29)	(0.35)	(0.39)	(0.39)	(0.40)
(0.51)	—	—	—	—

(0.80)	(0.35)	(0.39)	(0.39)	(0.40)

$9.74	$10.71	$10.21	$9.97	$9.45

(1.63)%	8.48%	6.47%	9.75%	2.48%

$13,983	$32,071	$41,647	$45,498	$45,515
1.48%	1.26%	0.93%	0.98%	1.03%
2.89%	3.31%	3.83%	3.98%	4.14%
11%	15%	10%	11%	13%
1.48%	1.26%	0.93%	0.98%	1.03%

See Notes to Financial Statements.

15

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$10.72	$10.22	$9.98	$9.46	$9.62

Income from investment operations:
Net investment income	0.32	0.38	0.41	0.42	0.42
Net realized and unrealized gain/(loss) on investments	(0.46)	0.50	0.25	0.51	(0.16)

Total from investment operations	(0.14)	0.88	0.66	0.93	0.26

Less distributions:
Dividends from net investment income	(0.32)	(0.38)	(0.42)	(0.41)	(0.42)
Distributions from net realized gains	(0.51)	—	—	—	—

Total distributions	(0.83)	(0.38)	(0.42)	(0.41)	(0.42)

Net asset value, end of period	$9.75	$10.72	$10.22	$9.98	$9.46

Total return(b)	(1.38)%	8.74%	6.73%	10.02%	2.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,036	$4,490	$885	$1,483	$1,363
Ratio of operating expenses to average net assets	1.23%	1.01%	0.68%	0.73%	0.78%
Ratio of net investment income to average net assets	3.14%	3.56%	4.08%	4.23%	4.39%
Portfolio turnover rate	11%	15%	10%	11%	13%
Ratio of operating expenses to average net assets without expense waivers	1.23%	1.01%	0.68%	0.73%	0.78%

(a)	The Munder Michigan Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

16

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Michigan Tax-Free Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income exempt from regular Federal income taxes and Michigan state income tax as is consistent with prudent investment management and preservation of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined

17

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $18 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

18

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $43,535 before payment of sub-administration fees and $17,807 after payment of sub-administration fees for its administrative services to the Fund. During the year

19

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

ended June 30, 2004, the Fund paid an effective rate of 0.153% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,349 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and

20

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $0 to Comerica Securities and $46,158 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $3,139,938 and $21,327,030, respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $620,438 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $245,039 and net appreciation for Federal income tax purposes was $375,399. At June 30, 2004, aggregate cost for Federal income tax purposes was $21,043,613.

6. Geographic Concentration

    The Fund primarily invests in debt obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At June 30, 2004, investments in these insured securities represented 67.3% of the Fund.

21

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $605.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As of June 30, 2004, there were no permanent differences between book and tax accounting.

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2004 and June 30, 2003 was as follows:

	Tax-Exempt		Long-term
	Income	Ordinary Income	Capital Gains	Total

June 30, 2004	$793,062	$24,088	$1,411,379	$2,228,529
June 30, 2003	$1,375,397	$54,044	—	$1,429,441

22

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Tax-exempt	Long-Term	Appreciation/
Income	Gain	(Depreciation)	Total

$26,307	$545,509	$375,399	$947,215

    The difference between book and tax distributable earnings are primarily due to deferred trustees’ fees and premium amortization adjustments.

10. Subsequent Event (Unaudited)

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

11. Tax Information (Unaudited)

    Of the distributions paid by the Fund from investment income, 97.1% is tax exempt for federal income tax purposes. For the year ended June 30, 2004, the amount of long-term capital gain distributions designated by the Fund was $1,411,379.

12. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

23

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

14. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

24

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

25

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

26

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

27

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

28

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Michigan Tax-Free Bond Fund and Board of
Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Michigan Tax-Free Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Michigan Tax-Free Bond Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

29

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNMTFBOND604

ANNUAL REPORT
June 30, 2004
Munder Micro-Cap
Equity Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ending June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER MICRO-CAP EQUITY FUND

Fund Managers: The Munder Micro-Cap Equity Fund Team

    The Fund earned a return of 46.71% for the year ended June 30, 2004, relative to the 49.51% return for the Wilshire Micro-Cap Index, the 33.37% return for the Russell 2000 Index and the 33.24% median return for the Lipper universe of small-cap core mutual funds.

    The Fund had a strong absolute return for the year. Although it lagged its Wilshire Micro-Cap benchmark, it outperformed both the Russell 2000 Index and the median return of its Lipper universe of small-cap core mutual funds. For the year, the largest boost to relative returns came from the financials and consumer discretionary sectors. Strength in these sectors, however, was offset by relative weakness in the materials and information technology sectors.

    Orleans Homebuilders, Inc., which is classified in the real estate segment of the financials sector, combines both homebuilding and mortgage lending activity. The stock (0.3% of the Fund) was one of the major contributors to Fund performance during the year. Other strong performers in the financials sector included New Century Financial Corporation (2.3% of the Fund) and Newcastle Investment Corp. (1.8% of the Fund). Among the consumer discretionary holdings, Noble International, Ltd. (a manufacturer and supplier of services to the automotive industry and 1.3% of the Fund) and Drew

ii

Industries Incorporated (a manufacturer and marketer of manufactured home and recreational vehicle components and 2.6% of the Fund) made the strongest contribution to relative returns.

    Relative weakness in the materials sector of the Fund was primarily due to NN, Inc. (0.7% of the Fund), a manufacturer and supplier of precision steel balls and rollers. Returns in that sector were also held back due to the lack of a position in strong performers represented in the Wilshire Micro-Cap Index, including Century Aluminum Company, Terra Industries Inc. and Oregon Steel Mills, Inc. In the information technology sector of the Fund, the lack of a position in Redback Networks Inc. was a strong positive for relative performance. However, that positive factor was offset by positions in stocks that underperformed for the twelve-month period, including White Electronic Designs Corporation (0.4% of the Fund), Cray, Inc. (0.7% of the Fund) and RADWARE Ltd. (0.7% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Wilshire Micro-Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half (based on market capitalization) of the Dow Jones Wilshire 5000 Index, an index of all U.S. headquartered equity securities with readily available price data. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Micro-Cap Equity Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Micro-Cap Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

						Lipper
				Wilshire	Russell	Small-Cap
Class and	With		Without	Micro-Cap	2000	Core Funds
Inception Date	Load		Load	Index#	Index#	Median**

CLASS A (12/26/96)	$36,572	*	$38,694	$34,261	$17,961	$20,925

CLASS B (2/24/97)	N/A		33,304	33,416	18,047	20,703

CLASS C (3/31/97)	N/A		36,173	35,002	18,941	21,482

CLASS K (12/31/96)	N/A		38,247	34,261	17,961	20,925

CLASS Y (12/26/96)	N/A		39,393	34,261	17,961	20,925

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Since		Since
Class and	Year		Year	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (12/26/96)	38.30%	*	46.33%	13.64%	*	14.94%	18.84%	*	19.73%

CLASS B (2/24/97)	40.22%	†	45.22%	13.85%†		14.08%	N/A		17.78%

CLASS C (3/31/97)	44.20%	†	45.20%	N/A		14.08%	N/A		19.40%

CLASS K (12/31/96)	N/A		46.31%	N/A		14.96%	N/A		19.59%

CLASS Y (12/26/96)	N/A		46.71%	N/A		15.22%	N/A		20.02%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Wilshire Micro-Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half of the Dow Jones Wilshire 5000 Index (based on market capitalization). The Wilshire 5000 Index contains all U.S. headquartered equity securities with readily available price data. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 1/1/97, 3/1/97, 4/1/97, 1/1/97, and 1/1/97, respectively.

**	The Lipper Small-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 1/1/97, 3/1/97, 4/1/97, 1/1/97, and 1/1/97, respectively.

v

[This Page Intentionally Left Blank]

vi

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 98.7%
Aerospace and Defense — 0.5%
160,300	Essex Corporation†	$1,296,827

Auto Components — 5.9%
172,300	Drew Industries, Inc.†, ***	7,012,610
50,400	Keystone Automotive Industries, Inc.†	1,405,656
70,100	LKQ Corporation†	1,298,953
136,500	Noble International, Ltd.***	3,381,105
133,100	Quantum Fuel Systems Technologies Worldwide, Inc.†, ***	809,248
138,200	Spartan Motors, Inc.	1,692,950

		15,600,522

Biotechnology — 0.6%
91,950	Neogen Corporation†	1,582,551

Building Products — 1.3%
110,000	Universal Forest Products, Inc.	3,547,500

Chemicals — 0.7%
105,000	Penford Corporation	1,842,750

Commercial Banks — 2.0%
35,000	Bancorp Bank (The)†	619,850
70,600	Bank of the Ozarks, Inc.***	1,644,980
25,819	Mercantile Bank Corporation***	941,103
81,850	Prosperity Bancshares, Inc.***	1,993,047

		5,198,980

Commercial Services & Supplies — 4.6%
149,900	Exponent, Inc.†	4,027,813
17,196	Multi-Color Corporation†	242,120
65,400	Portfolio Recovery Associates, Inc.†, ***	1,803,078
43,050	Providence Service Corporation (The)†	808,909
221,100	Team, Inc.†, ***	3,579,609
200,000	WCA Waste Corporation†, ***	1,780,000

		12,241,529

Communications Equipment — 1.8%
281,500	Digi International, Inc.†	3,017,680
116,565	SpectraLink Corporation††	1,736,819

		4,754,499

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Computers & Peripherals — 2.2%
284,400	Cray, Inc.†, ***	$1,882,728
180,000	Mobility Electronics, Inc.†, ***	1,515,600
124,885	Rimage Corporation†	1,874,524
20,000	Stratasys, Inc.†, ***	495,200

		5,768,052

Construction & Engineering — 0.9%
160,000	Keith Companies, Inc. (The)†	2,304,000

Consumer Finance — 1.5%
124,400	First Cash Financial Services, Inc.†	2,647,232
72,600	World Acceptance Corporation†	1,330,758

		3,977,990

Electronic Equipment & Instruments — 3.0%
57,100	Digital Theater Systems, Inc.†, ***	1,493,165
80,500	Itron, Inc.†, ***	1,846,670
383,200	TTM Technologies, Inc.†, ††, ***	4,540,920

		7,880,755

Energy Equipment & Services — 2.5%
124,500	Enerflex Systems Ltd.	1,950,246
207,600	Pason Systems, Inc.	4,800,537

		6,750,783

Health Care Equipment & Supplies — 4.1%
49,400	Kensey Nash Corporation†, ***	1,704,300
306,921	Merit Medical Systems, Inc.†	4,889,251
121,500	PolyMedica Corporation***	3,771,360
25,387	Young Innovations, Inc.***	644,830

		11,009,741

Health Care Providers & Services — 8.0%
350,000	Air Methods Corporation†, ***	3,031,000
95,900	America Service Group, Inc.†	3,332,525
83,100	American Dental Partners, Inc.†	1,487,490
42,600	American Healthways, Inc.†, ***	1,134,012
139,994	Horizon Health Corporation†	3,289,859
117,900	ICON PLC, ADR†	5,186,421
82,000	MEDTOX Scientific, Inc.†, ***	831,480

See Notes to Financial Statements.

2

Shares		Value

Health Care Providers & Services (Continued)
101,075	Odyssey Healthcare, Inc.†, ***	$1,902,231
54,600	VistaCare, Inc., Class A†, ***	1,012,830

		21,207,848

Hotels, Restaurants & Leisure — 1.4%
40,200	Shuffle Master, Inc.†, ††	1,459,662
162,750	Total Entertainment Restaurant Corporation†, ***	2,202,008

		3,661,670

Household Durables — 3.3%
173,000	Craftmade International, Inc.	3,425,400
168,800	Dominion Homes, Inc.†, ***	3,899,280
32,400	Stanley Furniture Company, Inc.	1,364,364

		8,689,044

Industrial Conglomerates — 1.8%
138,500	Raven Industries, Inc.***	4,920,905

Information Technology Services — 0.8%
67,100	ManTech International Corporation, Class A†, ***	1,259,467
25,000	StarTek, Inc.	895,000

		2,154,467

Insurance — 2.9%
127,600	Hub International Limited	2,435,884
272,000	Meadowbrook Insurance Group, Inc.†	1,441,600
162,500	Scottish Re Group Limited***	3,778,125

		7,655,609

Internet Software & Services — 3.0%
58,000	J2 Global Communications, Inc.†, ***	1,612,400
115,100	RADWARE Ltd.†, ***	1,962,455
153,200	webMethods, Inc.†	1,312,924
83,700	Websense, Inc.†	3,116,151

		8,003,930

Leisure Equipment & Products — 1.5%
140,100	MarineMax, Inc.†	4,018,068

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Machinery — 3.6%
96,000	Actuant Corporation, Class A†	$3,743,040
43,000	Cascade Corporation	1,343,750
122,550	Ceradyne, Inc.†, ††	4,383,614

		9,470,404

Media — 0.5%
72,700	Saga Communications, Inc., Class A†	1,326,775

Metals & Mining — 0.7%
151,600	NN, Inc.	1,926,836

Oil & Gas — 3.0%
38,000	Atlas America, Inc.†	760,380
303,600	Brigham Exploration Company†, ***	2,787,048
158,400	Southwestern Energy Company†	4,541,328

		8,088,756

Pharmaceuticals — 1.0%
82,200	Salix Pharmaceuticals, Ltd.†, ***	2,708,490

Real Estate — 17.4%
255,000	American Home Mortgage Investment Corp.***	6,612,150
105,900	AmeriVest Properties, Inc.***	623,751
219,000	Anworth Mortgage Asset Corporation	2,601,720
320,000	Ashford Hospitality Trust, Inc.	2,672,000
25,000	Capital Lease Funding, Inc.†, ***	260,000
145,000	Corporate Office Properties Trust	3,603,250
128,100	Correctional Properties Trust	3,746,925
93,100	First Potomac Realty Trust	1,784,727
271,500	Hersha Hospitality Trust	2,682,420
335,500	Highland Hospitality Corporation	3,371,775
75,000	JER Investment Trust, Inc., 144A†, **, †††	1,125,000
121,000	Levitt Corporation, Class A†	3,116,960
196,900	Luminent Mortgage Capital, Inc.***	2,362,800
136,600	Medical Properties Trust, Inc., 144A†, **, †††	1,366,000
300,000	New York Mortgage Trust, Inc.†	2,658,000
162,200	Newcastle Investment Corp.***	4,857,890
46,000	Orleans Homebuilders, Inc.†, ***	886,420
170,000	Sunset Financial Resources, Inc.†	1,739,100

		46,070,888

See Notes to Financial Statements.

4

Shares		Value

Road & Rail — 5.5%
225,000	Genesee & Wyoming, Inc., Class A†	$5,332,500
119,000	Marten Transport, Ltd.†	2,219,350
68,300	Mullen Transportation, Inc.	2,137,241
169,680	Old Dominion Freight Line, Inc.†	5,002,166

		14,691,257

Semiconductors & Semiconductor Equipment — 2.0%
169,100	Diodes, Incorporated†, ***	4,005,979
226,800	White Electronic Designs Corporation†	1,188,432

		5,194,411

Software — 1.3%
260,000	Citadel Security Software, Inc.†, ***	800,800
113,400	Docucorp International, Inc.†	993,384
78,000	Sonic Solutions†, ***	1,657,500

		3,451,684

Specialty Retail — 4.0%
54,500	A.C. Moore Arts & Crafts, Inc.†, ***	1,499,295
62,500	Hibbett Sporting Goods, Inc.†, ***	1,709,375
167,100	Lithia Motors, Inc., Class A	4,140,738
130,300	Rush Enterprises, Inc., Class B,†	1,680,870
65,500	TBC Corporation†	1,558,900

		10,589,178

Textiles & Apparel — 0.5%
57,300	Lakeland Industries, Inc.***	1,379,784

Thrifts & Mortgage Finance — 4.5%
200,000	Accredited Home Lenders Holding Company†, ***	5,630,000
132,700	New Century Financial Corporation***	6,213,014

		11,843,014

Wireless Telecommunication Services — 0.4%
240,000	LCC International, Inc., Class A†, ***	1,176,000

TOTAL COMMON STOCKS
(Cost $185,573,022)		261,985,497

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

WARRANTS — 0.0%
Commercial Services & Supplies — 0.0%
320	American Banknote Corporation, Series 1, expires 10/01/07, (exercise price: $10.00)†, **	$0
320	American Banknote Corporation, Series 2, expires 10/01/07, (exercise price: $12.50)†, **	0

		0

TOTAL WARRANTS
(Cost $0)		0

Principal
Amount

REPURCHASE AGREEMENT — 0.7%
(Cost $1,794,000)
$1,794,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $1,794,057, on 07/01/2004, collateralized by $1,805,000 FHLB, 3.625% maturing 09/30/2004 (value $1,831,008)	1,794,000

OTHER INVESTMENTS*
(Cost $52,496,394)	19.8%	52,496,394

TOTAL INVESTMENTS
(Cost $239,863,416)	119.2	316,275,891
OTHER ASSETS AND LIABILITIES (Net)	(19.2)	(50,970,791)

NET ASSETS	100.0%	$265,305,100

*	As of June 30, 2004, the market value of the securities on loan is $51,420,835. Cash collateral received for securities loaned of $52,496,394 is invested in 52,496,394 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Fair valued security as of June 30, 2004 (see Notes to Financial Statements, Note 2).

***	Security, or a portion thereof, is on loan.

†	Non-income producing security.

††	A portion of security is pledged as collateral for call options written.

†††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

See Notes to Financial Statements.

6

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank

OPEN OPTION CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

Ceradyne, Inc., Call Options	250	$33.38	09/18/04	$191,250
Ceradyne, Inc., Call Options	50	30.00	09/18/04	54,375
Ceradyne, Inc., Call Options	200	40.00	09/18/04	49,000
Shuffle Master, Inc., Call Options	400	35.00	11/20/04	186,000
SpectraLink Corporation, Call Options	200	25.00	09/18/04	12,000
TTM Technologies, Inc., Call Options	400	17.50	09/18/04	8,000

				$500,625

At June 30, 2004 the country diversification of the Munder Micro-Cap Equity Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.3%	$239,734,588
Canada	4.3	11,323,908
Ireland	2.0	5,186,421
Cayman Island	1.4	3,778,125
Israel	0.7	1,962,455

TOTAL COMMON STOCKS	98.7	261,985,497
WARRANTS	0.0	0
REPURCHASE AGREEMENT	0.7	1,794,000
OTHER INVESTMENTS	19.8	52,496,394

TOTAL INVESTMENTS	119.2	316,275,891
OTHER ASSETS AND LIABILITIES (Net)	(19.2)	(50,970,791)

NET ASSETS	100.0%	$265,305,100

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $51,420,835 of securities loaned)	$314,481,891
Repurchase agreement	1,794,000

Total Investments	316,275,891
Cash	431
Foreign currency, at value	3,487
Interest receivable	57
Dividends receivable	410,316
Receivable for investment securities sold	1,319,193
Receivable for Fund shares sold	1,453,670
Prepaid expenses and other assets	68,821

Total Assets	319,531,866

LIABILITIES:
Payable for Fund shares redeemed	580,491
Payable for investment securities purchased	31,300
Payable upon return of securities loaned	52,496,394
Outstanding options written, at value (premiums received — $417,087)	500,625
Investment advisory fees payable	211,843
Transfer agency/record keeping fees payable	173,167
Distribution and shareholder servicing fees payable — Class A, B and C Shares	111,178
Administration fees payable	28,215
Trustees’ fees and expenses payable	25,423
Shareholder servicing fees payable — Class K Shares	1,124
Custody fees payable	579
Accrued expenses and other payables	66,427

Total Liabilities	54,226,766

NET ASSETS	$265,305,100

Investments, at cost	$239,863,416

Foreign currency, at cost	$3,487

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(20,558)
Accumulated net realized loss on investments sold	(4,186,258)
Net unrealized appreciation of investments	76,329,174
Paid-in capital	193,182,742

$265,305,100

NET ASSETS:
Class A Shares	$144,184,324

Class B Shares	$55,158,484

Class C Shares	$50,340,887

Class K Shares	$5,693,067

Class Y Shares	$9,928,338

SHARES OUTSTANDING:
Class A Shares	4,112,384

Class B Shares	1,664,384

Class C Shares	1,518,588

Class K Shares	162,323

Class Y Shares	278,055

CLASS A SHARES:
Net asset value and redemption price per share	$35.06

Maximum sales charge	5.50%
Maximum offering price per share	$37.10

CLASS B SHARES:
Net asset value and offering price per share*	$33.14

CLASS C SHARES:
Net asset value and offering price per share*	$33.15

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$35.07

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$35.71

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Micro-Cap Equity Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$62,196
Dividends(a)	2,751,239
Securities lending	81,524

Total Investment Income	2,894,959

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	282,671
Class B Shares	512,785
Class C Shares	374,757
Shareholder servicing fees:
Class K Shares	12,637
Investment advisory fees	2,174,267
Transfer agency/record keeping fees	606,640
Administration fees	302,007
Printing and mailing fees	90,167
Legal and audit fees	66,303
Registration and filing fees	64,695
Custody fees	51,785
Trustees’ fees and expenses	24,835
Other	17,267

Total Expenses	4,580,816
Fees waived by transfer agent	(11,039)

Net Expenses	4,569,777

NET INVESTMENT LOSS	(1,674,818)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	19,077,607
Options written	1,158,735
Foreign currency-related transactions	(1,542)
Net change in unrealized appreciation/(depreciation) of:
Securities	49,288,545
Options written	(105,798)
Foreign currency-related transactions	237

Net realized and unrealized gain on investments	69,417,784

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,742,966

(a)	Net of foreign withholding taxes of $17,497.

See Notes to Financial Statements.

10

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment loss	$(1,674,818)	$(1,679,718)
Net realized gain/(loss) from security transactions, options written and foreign currency-related transactions	20,234,800	(19,184,162)
Net change in unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	49,182,984	12,460,398

Net increase/(decrease) in net assets resulting from operations	67,742,966	(8,403,482)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	49,265,022	6,870,239
Class B Shares	(3,127,458)	(4,854,715)
Class C Shares	13,514,308	(998,438)
Class K Shares	(32,154)	(908,142)
Class Y Shares	(2,441,935)	(3,540,005)
Short-term trading fees	69,430	—

Net increase/(decrease) in net assets	124,990,179	(11,834,543)
NET ASSETS:
Beginning of year	140,314,921	152,149,464

End of year	$265,305,100	$140,314,921

Undistributed/(Accumulated) net investment income/(loss)	$(20,558)	$35,146

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$124,052,955	$45,469,927
Redeemed	(74,787,933)	(38,599,688)

Net increase	$49,265,022	$6,870,239

Class B Shares:
Sold	$14,171,995	$6,611,194
Redeemed*	(17,299,453)	(11,465,909)

Net decrease	$(3,127,458)	$(4,854,715)

Class C Shares:
Sold	$21,969,494	$6,230,061
Redeemed	(8,455,186)	(7,228,499)

Net increase/(decrease)	$13,514,308	$(998,438)

Class K Shares:
Sold	$717,516	$392,809
Redeemed	(749,670)	(1,300,951)

Net decrease	$(32,154)	$(908,142)

Class Y Shares:
Sold	$1,373,030	$1,340,169
Redeemed	(3,814,965)	(4,880,174)

Net decrease	$(2,441,935)	$(3,540,005)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	3,822,478	2,258,553
Redeemed	(2,299,049)	(1,907,466)

Net increase	1,523,429	351,087

Class B Shares:
Sold	458,942	336,093
Redeemed*	(572,101)	(594,034)

Net decrease	(113,159)	(257,941)

Class C Shares:
Sold	692,070	317,504
Redeemed	(276,491)	(377,800)

Net increase/(decrease)	415,579	(60,296)

Class K Shares:
Sold	21,103	19,246
Redeemed	(25,237)	(63,731)

Net decrease	(4,134)	(44,485)

Class Y Shares:
Sold	43,264	66,531
Redeemed	(117,619)	(245,049)

Net decrease	(74,355)	(178,518)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$23.96	$25.12	$25.38	$28.80	$18.16

Income/(loss) from investment operations:
Net investment loss	(0.15)	(0.20)	(0.27)	(0.31)	(0.32)
Net realized and unrealized gain/(loss) on investments	11.24	(0.96)	0.01	(2.10)	10.96

Total from investment operations	11.09	(1.16)	(0.26)	(2.41)	10.64

Less distributions:
Distributions from net realized gains	—	—	—	(1.00)	—
Distributions in excess of net realized gains	—	—	—	(0.01)	—

Total distributions	—	—	—	(1.01)	—

Short-term trading fees	0.01	—	—	—	—

Net asset value, end of period	$35.06	$23.96	$25.12	$25.38	$28.80

Total return(b)	46.33%	(4.66)%	(0.99)%	(8.43)%	58.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$144,184	$62,027	$56,222	$34,017	$35,960
Ratio of operating expenses to average net assets	1.80%	1.98%	1.66%	1.65%	1.68%
Ratio of net investment loss to average net assets	(0.47)%	(1.00)%	(1.12)%	(1.28)%	(1.23)%
Portfolio turnover rate	52%	66%	118%	142%	187%
Ratio of operating expenses to average net assets without expense waivers	1.81%	1.99%	1.67%	1.65%	1.68%

(a)	The Munder Micro-Cap Equity Fund Class A Shares and Class B Shares commenced operations on December 26, 1996 and February 24, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

14

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$22.81	$24.10	$24.52	$28.02	$17.84

(0.37)	(0.34)	(0.43)	(0.47)	(0.50)
10.69	(0.95)	0.01	(2.02)	10.68

10.32	(1.29)	(0.42)	(2.49)	10.18

—	—	—	(1.00)	—
—	—	—	(0.01)	—

—	—	—	(1.01)	—

0.01	—	—	—	—

$33.14	$22.81	$24.10	$24.52	$28.02

45.22%	(5.35)%	(1.67)%	(8.97)%	57.06%

$55,158	$40,548	$49,062	$40,095	$45,480
2.55%	2.73%	2.41%	2.40%	2.43%
(1.22)%	(1.75)%	(1.87)%	(2.03)%	(1.98)%
52%	66%	118%	142%	187%
2.56%	2.74%	2.42%	2.40%	2.43%

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$22.82	$24.11	$24.53	$28.03	$17.85

Income/(loss) from investment operations:
Net investment loss	(0.37)	(0.34)	(0.44)	(0.47)	(0.50)
Net realized and unrealized gain/(loss) on investments	10.69	(0.95)	0.02	(2.02)	10.68

Total from investment operations	10.32	(1.29)	(0.42)	(2.49)	10.18

Less distributions:
Distributions from net realized gains	—	—	—	(1.00)	—
Distributions in excess of net realized gains	—	—	—	(0.01)	—

Total distributions	—	—	—	(1.01)	—

Short-term trading fees	0.01	—	—	—	—

Net asset value, end of period	$33.15	$22.82	$24.11	$24.53	$28.03

Total return(b)	45.20%	(5.35)%	(1.67)%	(8.93)%	56.97%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$50,341	$25,175	$28,050	$19,276	$20,588
Ratio of operating expenses to average net assets	2.55%	2.73%	2.41%	2.40%	2.43%
Ratio of net investment loss to average net assets	(1.22)%	(1.75)%	(1.87)%	(2.03)%	(1.98)%
Portfolio turnover rate	52%	66%	118%	142%	187%
Ratio of operating expenses to average net assets without expense waivers	2.56%	2.74%	2.42%	2.40%	2.43%

(a)	The Munder Micro-Cap Equity Fund Class C Shares and Class K Shares commenced operations on March 31, 1997 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

16

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$23.96	$25.13	$25.37	$28.75	$18.15

(0.15)	(0.20)	(0.27)	(0.31)	(0.31)
11.25	(0.97)	0.03	(2.06)	10.91

11.10	(1.17)	(0.24)	(2.37)	10.60

—	—	—	(1.00)	—
—	—	—	(0.01)	—

—	—	—	(1.01)	—

0.01	—	—	—	—

$35.07	$23.96	$25.13	$25.37	$28.75

46.31%	(4.62)%	(0.95)%	(8.30)%	58.40%

$5,693	$3,989	$5,300	$7,014	$6,393
1.80%	1.98%	1.66%	1.65%	1.68%
(0.47)%	(1.00)%	(1.12)%	(1.28)%	(1.23)%
52%	66%	118%	142%	187%
1.81%	1.99%	1.67%	1.65%	1.68%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$24.34	$25.46	$25.63	$28.97	$18.27

Income/(loss) from investment Operations:
Net investment loss	(0.07)	(0.15)	(0.21)	(0.25)	(0.25)
Net realized and unrealized gain/(loss) on investments	11.43	(0.97)	0.04	(2.08)	10.95

Total from investment operations	11.36	(1.12)	(0.17)	(2.33)	10.70

Less distributions:
Distributions from net realized gains	—	—	—	(1.00)	—
Distributions in excess of net realized gains	—	—	—	(0.01)	—

Total distributions	—	—	—	(1.01)	—

Short-term trading fees	0.01	—	—	—	—

Net asset value, end of period	$35.71	$24.34	$25.46	$25.63	$28.97

Total return(b)	46.71%	(4.40)%	(0.66)%	(8.10)%	58.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,928	$8,576	$13,515	$12,560	$22,737
Ratio of operating expenses to average net assets	1.55%	1.73%	1.41%	1.40%	1.43%
Ratio of net investment loss to average net assets	(0.22)%	(0.75)%	(0.87)%	(1.03)%	(1.02)%
Portfolio turnover rate	52%	66%	118%	142%	187%
Ratio of operating expenses to average net assets without expense waivers	1.56%	1.74%	1.42%	1.40%	1.43%

(a)	The Munder Micro-Cap Equity Fund Class Y Shares commenced operations on December 26, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

18

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. As of June 30, 2004, the Class R Shares of the Fund had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

    On August 11, 2003, the Board of Directors of The Munder Funds, Inc. (“MFI”) and the Board of Trustees of MST approved the reorganization and redomiciliation of the Munder Micro-Cap Equity Fund, a series of MFI, with and into the Fund. On October 30, 2003, the reorganization and redomiciliation was completed.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

19

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including options and depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

20

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

21

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Options: The Fund wrote call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For

22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

the year ending June 30, 2004, such waivers were $11,039 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund redeemed within sixty (60) days of purchase may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 1.00% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $302,007 before payment of sub-administration fees and $131,977 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1388% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,265 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $78 to Comerica Securities and $11,261 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $167,343,170 and $109,999,203 respectively, for the year ended June 30, 2004.

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $79,498,494 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $3,033,946 and net appreciation for Federal income tax purposes was $76,464,548. At June 30, 2004, aggregate cost for Federal income tax purposes was $239,811,343.

    For the year ended June 30, 2004, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	902	$157,640
Written during the period	5,578	1,576,782
Exercised during the period	(770)	(234,029)
Expired during the period	(4,010)	(991,350)
Closed during the period	(200)	(91,956)

Balance at end of period	1,500	$417,087

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $2,702.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for foreign currency gains and losses, return of capital and capital gain distributions from real estate investment trusts and net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(loss)	Gain/(loss)	Capital

$1,619,114	$166,594	$(1,785,708)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(4,171,687)	$76,381,247	$72,209,560

    The differences between book and tax distributable earnings are primarily due to wash sales, option loss deferrals, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $4,171,687 of unused capital losses expiring in 2011.

9. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved implementation of a 2% short-term trading (redemption) fee to Class R, Class K and Class Y shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

10.	Tax Information (Unaudited)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $2,768,736, or up to the maximum amount of such dividends allowable

27

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

11.	Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

12.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13.	Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested

28

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

29

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

30

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

31

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of Time
Name, Address and Age	the Funds	Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

32

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Micro-Cap Equity Fund and

Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Micro-Cap Equity Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Micro-Cap Equity Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

33

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNMICRO604

ANNUAL REPORT
June 30, 2004
Munder MidCap
Select Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ending June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER MIDCAP SELECT FUND

Fund Managers: The Munder MidCap Select Fund Team

    The Fund earned a return of 32.03% for the year ended June 30, 2004, relative to the 27.99% return for the S&P MidCap 400® Index and the 22.92% median return for the Lipper universe of mid-cap growth mutual funds.

    The Fund generated strong absolute and relative returns, outperforming its S&P MidCap 400® benchmark. The greatest boost to relative returns came from the consumer discretionary and health care sectors of the Fund. Strength in these sectors more than offset relative weakness in the information technology sector. Among the information technology holdings, strong performance was posted by Cognizant Technology Solutions Corporation (0.9% of the Fund), Symantec Corporation (1.3% of the Fund), Electronic Arts, Inc. (1.9% of the Fund), and Red Hat, Inc. (1.9% of the Fund). With the exception of Cognizant, none of these companies were represented in the S&P MidCap 400® Index. Offsetting this boost to returns was weak performance from Cabot Microelectronics Corporation and Zoran Corporation, both of which were sold prior to June 30, as well as AU Optronics Corp. (0.9% of the Fund) and Sonus Networks, Inc. (0.5% of the Fund).

    Strength in the consumer discretionary sector of the Fund came primarily from overweights in Tractor Supply Company (1.2% of the Fund), Chico’s FAS, Inc. (0.9% of the Fund), Dick’s Sporting Goods, Inc. (1.5% of the Fund) and Kmart Holding Corporation (1.6% of the Fund). Only Chico’s was represented in the S&P MidCap 400® Index.

ii

    In the health care sector of the Fund, VCA Antech, Inc. (2.2% of the Fund), an operator of animal diagnostic laboratories and full-service animal hospitals, was the largest contributor to relative performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder MidCap Select Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder MidCap Select Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

				S&P	Lipper
				Mid-Cap	Mid-Cap
Class and	With		Without	400®	Growth Funds
Inception Date	Load		Load	Index#	Median*

CLASS A (7/3/00)	$12,400	[2]	$13,122	$13,181	$7,273
CLASS B (7/5/00)	12,472	[3]	12,772	13,181	7,273
CLASS C1 (7/14/00)	11,935 [2]		12,056	13,181	7,273
CLASS K (12/17/02)	N/A		14,814	14,389	14,198
CLASS Y (6/24/98)	N/A		20,994	18,069	12,734

	AVERAGE ANNUAL TOTAL RETURNS

								Since
	One		One	Five	Five	Since		Inception
Class and	Year		Year	Years	Years	Inception		w/out
Inception Date	w/load		w/out load	w/load	w/out load	w/load		load

CLASS A (7/3/00)	24.41%	[2]	31.64%	N/A	N/A	5.52%	[2]	7.02%
CLASS B (7/5/00)	25.59%	[3]	30.59%	N/A	N/A	5.69%	[3]	6.33%
CLASS C1 (7/14/00)	28.40%	[2,3]	30.70%	N/A	N/A	4.56%	[2]	4.83%
CLASS K (12/17/02)	N/A		31.56%	N/A	N/A	N/A		29.11%
CLASS Y (6/24/98)	N/A		32.03%	N/A	14.08%	N/A		13.11%

[1]	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business on October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 is for Class II Shares and reflects the fees and expenses of Class II Shares prior to that date.

[2]	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

[3]	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-range sector (based on capitalization) of the U.S. stock market. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/00, 7/1/00, 7/1/00, 1/1/03, and 7/1/98, respectively.

*	The Lipper Mid-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/00, 7/1/00, 7/1/00, 1/1/03, and 7/1/98, respectively.

v

[This Page Intentionally Left Blank]

vi

Munder MidCap Select Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 93.4%
Aerospace & Defense — 2.9%
41,500	L-3 Communications Holding, Inc.	$2,772,200

Auto Components — 1.5%
38,400	American Axle & Manufacturing Holdings, Inc.	1,396,224

Beverages — 1.3%
32,900	Constellation Brands, Inc., Class A†	1,221,577

Biotechnology — 1.8%
26,200	Gilead Sciences, Inc.†	1,755,400

Capital Markets — 3.3%
20,500	Affiliated Managers Group, Inc.†	1,032,585
86,200	Ameritrade Holding Corporation†	978,370
26,900	Investors Financial Services Corp.	1,172,302

		3,183,257

Chemicals — 2.0%
44,300	Airgas, Inc.	1,059,213
21,600	Praxair, Inc.	862,056

		1,921,269

Commercial Banks — 1.5%
36,500	UCBH Holdings, Inc.	1,442,480

Commercial Services & Supplies — 4.3%
18,625	Apollo Group, Inc., Class A†	1,644,401
35,700	Stericycle, Inc.†	1,847,118
36,500	Tetra Tech, Inc.†	595,680

		4,087,199

Communications Equipment — 2.8%
47,400	Comverse Technology, Inc.†	945,156
334,400	JDS Uniphase Corporation†	1,267,376
90,750	Sonus Networks, Inc.†	433,785

		2,646,317

Electronic Equipment & Instruments — 0.9%
54,490	Au Optronics Corporation, ADR	890,367

See Notes to Financial Statements.

1

Munder MidCap Select Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy Equipment & Services — 2.8%
37,700	Patterson-UTI Energy, Inc.	$1,259,557
29,900	Precision Drilling Corporation†	1,435,499

		2,695,056

Food Products — 1.9%
85,900	Tyson Foods, Inc., Class A	1,799,605

Gas Utilities — 0.1%
2,100	New Jersey Resources Corporation	87,318

Health Care Equipment & Supplies — 1.7%
31,200	ResMed, Inc.†	1,589,952

Health Care Providers & Services — 8.7%
23,250	Accredo Health, Incorporated†	905,587
29,600	Coventry Health Care, Inc.†	1,447,440
10,500	Express Scripts, Inc.†	831,915
31,400	Health Management Associates, Inc., Class A	703,988
18,000	Patterson Dental Company†	1,376,820
11,400	Quest Diagnostics, Incorporated	968,430
46,000	VCA Antech, Inc.†	2,061,720

		8,295,900

Hotels, Restaurants & Leisure — 3.2%
48,800	International Game Technology	1,883,680
36,600	Penn National Gaming, Inc.†	1,215,120

		3,098,800

Household Durables — 2.5%
17,100	Lennar Corporation, Class A	764,712
9,750	Lennar Corporation, Class B	403,943
24,600	Standard Pacific Corporation	1,212,780

		2,381,435

Information Technology Services — 1.9%
34,700	Cognizant Technology Solutions Corporation†	881,727
22,900	SRA International, Inc.†	969,128

		1,850,855

See Notes to Financial Statements.

2

Shares		Value

Insurance — 3.7%
20,850	ACE Limited	$881,538
18,400	Ambac Financial Group, Inc.	1,351,296
24,500	RenaissanceRe Holdings Ltd.	1,321,775

		3,554,609

Internet & Catalog Retail — 1.3%
33,500	Netflix, Inc.†	1,204,325

Internet Software & Services — 4.6%
84,200	Autobytel, Inc.†	764,536
34,150	Digital Insight Corporation†	707,930
42,600	Digital River Incorporated†	1,390,038
129,000	ValueClick, Inc.†	1,545,420

		4,407,924

Media — 1.3%
21,600	Getty Images, Inc.†	1,296,000

Metals and Mining — 1.3%
16,200	Phelps Dodge Corporation†	1,255,662

Multiline Retail — 1.6%
21,000	Kmart Holding Corporation†	1,507,800

Multi-Utilities & Unregulated Power — 0.7%
12,700	Equitable Resources, Inc.	656,717

Oil & Gas — 4.5%
79,600	Chesapeake Energy Corporation	1,171,712
26,800	Kinder Morgan, Inc.	1,588,972
43,100	Pioneer Natural Resources Company	1,511,948

		4,272,632

Personal Products — 1.2%
24,000	Alberto-Culver Company	1,203,360

Real Estate — 4.2%
66,100	Friedman, Billings, Ramsey Group, Inc., Class A	1,308,119
57,300	Impac Mortgage Holdings, Inc.	1,290,396
60,300	Ventas, Inc.	1,408,005

		4,006,520

Road & Rail — 2.5%
82,050	Old Dominion Freight Line, Inc.†	2,418,834

See Notes to Financial Statements.

3

Munder MidCap Select Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Road & Rail (Continued)
Semiconductors & Semiconductor Equipment — 2.2%
72,400	FormFactor, Inc†	$1,625,380
16,550	Microchip Technology, Incorporated	521,987

		2,147,367

Software — 5.0%
32,600	Electronic Arts, Inc.†	1,778,330
77,650	Red Hat, Inc.†	1,783,620
27,600	Symantec Corporation†	1,208,328

		4,770,278

Specialty Retail — 7.2%
18,400	Chico’s FAS, Inc.†	830,944
42,200	Dick’s Sporting Goods, Inc.†	1,407,370
64,700	Foot Locker, Inc.	1,574,798
43,300	Regis Corporation	1,930,747
28,400	Tractor Supply Company†	1,187,688

		6,931,547

Thrifts & Mortgage Finance — 4.4%
34,050	Countrywide Financial Corporation	2,392,013
38,200	New Century Financial Corporation	1,788,524

		4,180,537

Water Utilities — 1.3%
60,725	Aqua America, Inc.	1,217,536

Wireless Telecommunication Services — 1.3%
78,700	Nextel Partners, Inc., Class A†	1,252,904

TOTAL COMMON STOCKS
(Cost $70,444,071)		89,399,763

INVESTMENT COMPANY SECURITIES — 0.7%
(Cost $667,869)
39,500	MCG Capital Corporation	607,510

See Notes to Financial Statements.

4

Principal
Amount		Value

REPURCHASE AGREEMENT — 6.1%
(Cost $5,872,000)
$5,872,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $5,872,188 on 07/01/2004, collateralized by $5,685,000 FNMA, 6.250% maturing 05/15/2029 (value $5,990,569)	$5,872,000

TOTAL INVESTMENTS
(Cost $76,983,940)	100.2%	95,879,273

OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(145,911)

NET ASSETS	100.0%	$95,733,362

†	Non-income producing security.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

5

Munder MidCap Select Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$90,007,273
Repurchase agreement	5,872,000

Total Investments	95,879,273
Cash	664
Interest receivable	188
Dividends receivable	74,490
Receivable for Fund shares sold	498,786
Prepaid expenses and other assets	40,575

Total Assets	96,493,976

LIABILITIES:
Payable for Fund shares redeemed	579,527
Payable for investment securities purchased	69,479
Trustees’ fees and expenses payable	20,242
Transfer agency/record keeping fees payable	16,010
Distribution and shareholder servicing fees payable — Class A, B and C Shares	12,597
Administration fees payable	10,978
Shareholder servicing fees payable — Class K Shares	5,149
Custody fees payable	2,904
Investment advisory fees payable	1,771
Accrued expenses and other payables	41,957

Total Liabilities	760,614

NET ASSETS	$95,733,362

Investments, at cost	$76,983,940

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(17,634)
Accumulated net realized loss on investments sold	(1,731,196)
Net unrealized appreciation of investments	18,895,333
Paid-in capital	78,586,859

$95,733,362

NET ASSETS:
Class A Shares	$14,892,414

Class B Shares	$8,855,146

Class C Shares	$4,010,088

Class K Shares	$25,788,062

Class Y Shares	$42,187,652

SHARES OUTSTANDING:
Class A Shares	811,561

Class B Shares	497,399

Class C Shares	224,766

Class K Shares	1,405,967

Class Y Shares	2,274,689

CLASS A SHARES:
Net asset value and redemption price per share	$18.35

Maximum sales charge	5.50%
Maximum offering price per share	$19.42

CLASS B SHARES:
Net asset value and offering price per share*	$17.80

CLASS C SHARES:
Net asset value and offering price per share*	$17.84

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$18.34

CLASS Y SHARES
Net asset value, offering price and redemption price per share	$18.55

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder MidCap Select Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$27,322
Dividends(a)	383,099

Total Investment Income	410,421

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	19,452
Class B Shares	54,970
Class C Shares	23,203
Shareholder servicing fees:
Class K Shares	28,561
Investment advisory fees	452,722
Administration fees	84,754
Transfer agency/record keeping fees	71,544
Registration and filing fees	50,303
Legal and audit fees	48,843
Custody fees	29,888
Trustees’ fees and expenses	24,731
Other	35,374

Total Expenses	924,345

NET INVESTMENT LOSS	(513,924)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	3,815,130
Net change in unrealized appreciation/(depreciation) of securities	11,966,803

Net realized and unrealized gain on investments	15,781,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,268,009

(a)	Net of foreign withholding taxes of $3,571.

See Notes to Financial Statements.

8

Munder MidCap Select Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003(a)

Net investment loss	$(513,924)	$(387,321)
Net realized gain/(loss) from security transactions	3,815,130	(2,337,968)
Net change in unrealized appreciation/(depreciation) of securities	11,966,803	3,403,151

Net increase in net assets resulting from operations	15,268,009	677,862
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	9,319,586	1,112,877
Class B Shares	4,610,588	443,454
Class C Shares	2,183,062	(69,144)
Class K Shares	23,456,053	62,319
Class Y Shares	6,178,080	605,108

Net increase in net assets	61,015,378	2,832,476
NET ASSETS
Beginning of year	34,717,984	31,885,508

End of year	$95,733,362	$34,717,984

Accumulated net investment loss	$(17,634)	$(7,202)

(a)	The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

See Notes to Financial Statements.

9

Munder MidCap Select Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003(a)

Amount
Class A Shares:
Sold	$13,449,359	$3,189,413
Redeemed	(4,129,773)	(2,076,536)

Net increase	$9,319,586	$1,112,877

Class B Shares:
Sold	$5,629,561	$1,506,585
Redeemed	(1,018,973)	(1,063,131)

Net increase	$4,610,588	$443,454

Class C Shares:
Sold	$2,623,812	$483,412
Redeemed	(440,750)	(552,556)

Net increase/(decrease)	$2,183,062	$(69,144)

Class K Shares:
Sold	$25,329,124	$62,395
Redeemed	(1,873,071)	(76)

Net increase	$23,456,053	$62,319

Class Y Shares:
Sold	$12,489,097	$12,105,920
Redeemed	(6,311,017)	(11,500,812)

Net increase	$6,178,080	$605,108

(a)	The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003(a)

Shares
Class A Shares:
Sold	799,587	260,631
Redeemed	(244,146)	(172,189)

Net increase	555,441	88,442

Class B Shares:
Sold	350,250	122,829
Redeemed	(64,047)	(89,606)

Net increase	286,203	33,223

Class C Shares:
Sold	161,089	39,768
Redeemed	(28,009)	(46,577)

Net increase/(decrease)	133,080	(6,809)

Class K Shares:
Sold	1,507,390	5,054
Redeemed	(106,471)	(6)

Net increase	1,400,919	5,048

Class Y Shares:
Sold	752,063	906,257
Redeemed	(394,996)	(927,523)

Net increase/(decrease)	357,067	(21,266)

(a)	The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

See Notes to Financial Statements.

11

Munder MidCap Select Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Period
	Ended		Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$13.94		$13.34	$14.62	$15.47

Income/(loss) from investment operations:
Net investment loss	(0.14)		(0.19)	(0.12)	(0.08)
Net realized and unrealized gain/(loss) on investments	4.55		0.79	(1.16)	0.76

Total from investment operations	4.41		0.60	(1.28)	0.68

Less distributions:
Distributions from net realized gains	—		—	—	(1.41)
Distributions in excess of net realized gains	—		—	—	(0.12)

Total distributions	—		—	—	(1.53)

Net asset value, end of period	$18.35		$13.94	$13.34	$14.62

Total return(b)	31.64%		4.50%	(8.76)%	4.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,892		$3,570	$2,237	$2,351
Ratio of operating expenses to average net assets	1.57%		1.87%	1.43%	1.44	%(d)
Ratio of net investment loss to average net assets	(0.86	)%(e)	(1.46)%	(0.91)%	(0.85	)%(d)
Portfolio turnover rate	53%		58%	55%	81%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.57%		1.88%	1.43%	1.66	%(d)

(a)	The Munder MidCap Select Fund Class A Shares and Class B Shares commenced operations on July 3, 2000 and July 5, 2000, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment loss to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

12

B Shares

Year		Year	Year	Period
Ended		Ended	Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01

$13.63		$13.14	$14.51	$15.42

(0.27)		(0.27)	(0.23)	(0.13)
4.44		0.76	(1.14)	0.75

4.17		0.49	(1.37)	0.62

—		—	—	(1.41)
—		—	—	(0.12)

—		—	—	(1.53)

$17.80		$13.63	$13.14	$14.51

30.59%		3.73%	(9.44)%	4.12%

$8,855		$2,878	$2,339	$1,655
2.32%		2.62%	2.18%	2.19	%(d)
(1.64	)%(e)	(2.21)%	(1.66)%	(1.60	)%(d)
53%		58%	55%	81%
2.32%		2.63%	2.18%	2.41	%(d)

See Notes to Financial Statements.

13

Munder MidCap Select Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Period
	Ended		Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$13.65		$13.17	$14.53	$16.37

Income/(loss) from investment operations:
Net investment loss	(0.27)		(0.27)	(0.23)	(0.13)
Net realized and unrealized gain/(loss) on investments	4.46		0.75	(1.13)	(0.18)

Total from investment operations	4.19		0.48	(1.36)	(0.31)

Less distributions:
Distributions from net realized gains	—		—	—	(1.41)
Distributions in excess of net realized gains	—		—	—	(0.12)

Total distributions	—		—	—	(1.53)

Net asset value, end of period	$17.84		$13.65	$13.17	$14.53

Total return(b)	30.70%		3.64%	(9.36)%	(1.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,010		$1,252	$1,297	$838
Ratio of operating expenses to average net assets	2.32%		2.62%	2.18%	2.19	%(d)
Ratio of net investment loss to average net assets	(1.64	)%(e)	(2.21)%	(1.66)%	(1.60	)%(d)
Portfolio turnover rate	53%		58%	55%	81%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.32%		2.63%	2.18%	2.41	%(d)

(a)	Prior to the close of business on October 31, 2003 the Munder MidCap Select Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on July 14, 2000, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for Class II Shares and reflect the fees and expenses of the Class II Shares. The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment loss to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

14

K Shares

Year		Period
Ended		Ended
6/30/04(c)		6/30/03(c)

$13.94		$12.38

(0.13)		(0.11)
4.53		1.67

4.40		1.56

—		—
—		—

—		—

$18.34		$13.94

31.56%		12.60%

$25,788		$70
1.57%		1.87	%(d)
(0.77	)%(e)	(1.46	)%(d)
53%		58%
1.57%		1.88	%(d)

See Notes to Financial Statements.

15

Munder MidCap Select Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$14.05		$13.42	$14.66	$15.47	$10.85

Income/(loss) from investment operations:
Net investment loss	(0.11)		(0.15)	(0.09)	(0.06)	(0.03)
Net realized and unrealized gain/(loss) on investments	4.61		0.78	(1.15)	0.78	4.87

Total from investment operations	4.50		0.63	(1.24)	0.72	4.84

Less distributions:
Distributions from net realized gains	—		—	—	(1.41)	(0.22)
Distributions in excess of net realized gains	—		—	—	(0.12)	—

Total distributions	—		—	—	(1.53)	(0.22)

Net asset value, end of period	$18.55		$14.05	$13.42	$14.66	$15.47

Total return (b)	32.03%		4.69%	(8.46)%	4.82%	45.67%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$42,188		$26,948	$26,013	$25,800	$13,024
Ratio of operating expenses to average net assets	1.32%		1.62%	1.18%	1.19%	1.18%
Ratio of net investment loss to average net assets	(0.69	)%(d)	(1.21)%	(0.66)%	(0.60)%	(0.44)%
Portfolio turnover rate	53%		58%	55%	81%	128%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.32%		1.63%	1.18%	1.41%	1.23%

(a)	The Munder MidCap Select Fund Class Y Shares commenced operations on June 24, 1998.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment loss to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

16

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of The Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder MidCap Select Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. As of the close of business on October 31, 2003, Class II Shares of the Fund were converted and/ or reclassified as Class C Shares. As of June 30, 2004, the Class R Shares of the Fund had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted

17

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets for which market quotations are not readily available are valued at fair value by a pricing committee with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected

18

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, no fees were waived by the transfer agent.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31,

19

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $84,754 before payment of sub-administration fees and $39,265 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1403% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,882 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $300 from commissions on sales of Class A Shares for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of

20

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R
Shares	Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $22 to Comerica Securities and $28,609 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $77,054,146 and $29,952,754 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $20,229,522 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,425,011 and net appreciation for

21

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

Federal income tax purposes was $18,804,511. At June 30, 2004, aggregate cost for Federal income tax purposes was $77,074,762.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $655.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for capital gain distributions from real estate investment trusts and net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed/
(Accumulated)	Accumulated
Net Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital

$503,492	$440	$(503,932)

22

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October
Loss/Capital	Unrealized
Loss Carryover	Appreciation/(Depreciation)	Total

$(1,640,374)	$18,804,511	$17,164,137

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $1,640,374 of unused capital losses expiring in 2011.

9. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved the implementation of a 2% short-term trading (redemption) fee applicable to all classes of shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

10. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $386,670, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rates. These lower tax rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

11. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once

23

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

Number of
Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

24

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

25

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

26

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

27

Munder MidCap Select Fund

Notes To Financial Statements, June 30, 2004 (continued)

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

28

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder MidCap Select Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder MidCap Select Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder MidCap Select Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

29

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNMID604

ANNUAL REPORT
June 30, 2004
Munder Multi-Season
Growth Fund ®
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ending June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER MULTI-SEASON GROWTH FUND

Fund Managers: The Munder Multi-Season Growth Fund Team

    The Fund generated a return of 19.69% for the year ended June 30, 2004. This compares to the 19.11% return for the S&P 500® Index, the 16.46% median return for the Lipper universe of large-cap core mutual funds and the 20.53% median return of the Lipper universe of multi-cap growth mutual funds. (Lipper includes the Fund in its Lipper multi-cap growth universe only.)

    The Fund had strong absolute and relative performance for the year. The largest boost to relative performance came from the financials, health care and consumer discretionary sectors, while the information technology and materials sectors of the Fund displayed relatively weaker returns. In the information technology sector, strength from Cognizant Technology Solutions Corporation (1.0% of the Fund) and Maxim Integrated Products, Inc. (1.0% of the Fund) was offset by weakness in First Data Corporation, which was sold prior to June 30. The weakness in the materials sector came largely from an underweight in the sector and weak relative returns from Sigma-Aldrich Corporation (0.8% of the Fund), the Fund’s largest holding in that sector.

    Strength in the financials sector came from overweighted positions in Capital One Financial Corporation (0.9% of the Fund), Commerce Bancorp, Inc. (1.2% of the Fund), General Growth Properties, Inc. (1.1% of the Fund) and Radian Group Inc. Radian Group, which is a provider of mortgage insurance, was sold during the year because of our concern about the quality of its underlying mortgages. The lack of a position in Merck & Co., Inc. and the strong performance of AdvancePCS boosted relative performance in the health care sector. AdvancePCS was acquired by Caremark Rx, Inc. and delisted in March 2004. Strength in the consumer discretionary sector

ii

came from Coach, Inc. (1.1% of the Fund), D.R. Horton, Inc. (0.9% of the Fund), Toll Brothers, Inc. (0.8% of the Fund) and Starbucks Corporation. Starbucks was sold before June 30 because of valuation issues, and what we viewed as unsustainable fundamentals and unrealistic expectations on the part of investors.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap growth mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper large-cap core universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Munder Multi-Season Growth Fund (the “Fund”), Class B Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Multi-Season Growth Fund

CLASS B SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

					Lipper	Lipper
				S&P	Large Cap	Multi-Cap
Class and	With		Without	500®	Core Funds	Growth Funds
Inception Date	Load		Load	Index#	Median**	Median**

CLASS A (8/4/93)	$19,917	*	$21,083	$30,585	$25,152	$27,136

CLASS B (4/29/93)	N/A		19,836	30,585	25,152	27,136

CLASS C (9/20/93)	N/A		19,663	30,585	25,152	27,136

CLASS K (6/23/95)	N/A		17,423	24,268	20,657	21,238

CLASS Y (8/16/93)	N/A		21,714	30,585	25,152	27,136

	AVERAGE ANNUAL TOTAL RETURNS

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS A (8/4/93)	12.78%	*	19.32%	(5.97)%	*	(4.90)%	7.13%	*	7.74%	6.45%	*	7.00%

CLASS B (4/29/93)	13.50%	†	18.50%	(5.96)%	†	(5.66)%	N/A		7.09%	N/A		6.41%

CLASS C (9/20/93)	17.55%	†	18.55%	N/A		(5.56)%	N/A		7.00%	N/A		6.31%

CLASS K (6/23/95)	N/A		19.35%	N/A		(4.84)%	N/A		N/A	N/A		6.35%

CLASS Y (8/16/93)	N/A		19.69%	N/A		(4.62)%	N/A		8.06%	N/A		7.30%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 7/1/94, 7/1/94, 7/1/95, and 7/1/94, respectively.

**	The Lipper Multi-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper Large-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that have an investment objective that is similar to that of the Fund and is shown as supplemental information. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 7/1/94, 7/1/94, 7/1/95, and 7/1/94, respectively.

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

v

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vi

Munder Multi-Season Growth Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 99.3%
Aerospace & Defense — 1.8%
29,463	L-3 Communications Holdings, Inc.**	$1,968,128

Air Freight & Logistics — 2.4%
14,100	FedEx Corporation	1,151,829
37,700	J.B. Hunt Transport Services, Inc.	1,454,466

		2,606,295

Beverages — 1.2%
40,100	Cott Corporation†, **	1,299,240

Biotechnology — 0.7%
14,155	Amgen, Inc.†	772,438

Capital Markets — 2.2%
30,600	Investors Financial Services Corporation	1,333,548
11,800	Legg Mason, Inc.	1,073,918

		2,407,466

Chemicals — 0.8%
14,100	Sigma-Aldrich Corporation	840,501

Commercial Banks — 4.5%
15,300	Bank of America Corporation	1,294,686
23,600	Commerce Bancorp, Inc.**	1,298,236
22,400	UCBH Holdings, Inc.**	885,248
24,700	Wells Fargo & Company	1,413,581

		4,891,751

Commercial Services & Supplies — 2.8%
69,766	Corinthian Colleges, Inc.†	1,726,011
11,783	Corporate Executive Board Company (The)	680,939
21,200	Education Management Corporation†	696,632

		3,103,582

Communications Equipment — 1.7%
78,917	Cisco Systems, Inc.†	1,870,333

Computers & Peripherals — 4.1%
47,088	Dell, Inc.†	1,686,692
17,706	International Business Machines Corporation	1,560,784
12,363	Lexmark International, Inc., Class A†	1,193,400

		4,440,876

See Notes to Financial Statements.

1

Munder Multi-Season Growth Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Construction Materials — 0.7%
18,900	Florida Rock Industries, Inc.	$797,013

Consumer Finance — 3.0%
14,100	Capital One Financial Corporation	964,158
33,000	MBNA Corporation	851,070
34,800	SLM Corporation	1,407,660

		3,222,888

Diversified Financial Services — 2.3%
53,362	Citigroup, Inc.	2,481,333

Diversified Telecommunication Services — 0.8%
16,500	ALLTEL Corporation	835,230

Energy Equipment & Services — 0.8%
14,100	BJ Services Company†	646,344
7,119	Noble Corporation†	269,739

		916,083

Food & Staples Retailing — 5.4%
47,127	SYSCO Corporation	1,690,446
62,433	Wal-Mart Stores, Inc.	3,293,965
24,733	Walgreen Company	895,582

		5,879,993

Health Care Equipment & Supplies — 0.5%
11,800	Medtronic, Inc.	574,896

Health Care Providers & Services — 7.7%
13,000	Anthem, Inc.†	1,164,280
31,943	Caremark Rx, Inc.†	1,052,203
15,358	Express Scripts, Inc.†	1,216,814
45,371	Health Management Associates, Inc., Class A	1,017,218
25,900	Omnicare, Inc.	1,108,779
7,100	Quest Diagnostics, Inc.	603,145
35,400	Select Medical Corporation	475,068
28,292	UnitedHealth Group, Inc.	1,761,177

		8,398,684

Hotels, Restaurants & Leisure — 1.1%
53,550	Applebee’s International, Inc.	1,232,721

See Notes to Financial Statements.

2

Shares		Value

Household Durables — 3.6%
35,400	D.R. Horton, Inc.	$1,005,360
21,200	Lennar Corporation, Class A	948,064
21,200	Pulte Homes, Inc.	1,103,036
21,200	Toll Brothers, Inc.†	897,184

		3,953,644

Household Products — 2.1%
42,434	Procter & Gamble Company (The)	2,310,107

Industrial Conglomerates — 3.0%
22,500	3M Company	2,025,225
37,548	General Electric Company	1,216,555

		3,241,780

Information Technology Services — 2.2%
33,000	CACI International, Inc.†	1,334,520
42,350	Cognizant Technology Solutions Corporation, Class A†	1,076,114

		2,410,634

Insurance — 6.1%
36,571	AFLAC, Inc.	1,492,463
18,221	Ambac Financial Group, Inc.	1,338,150
41,081	American International Group, Inc.	2,928,254
20,071	Brown & Brown, Inc.	865,060

		6,623,927

Machinery — 1.1%
23,600	Danaher Corporation	1,223,660

Oil & Gas — 6.4%
18,900	Apache Corporation	823,095
13,000	ChevronTexaco Corporation	1,223,430
11,800	ConocoPhillips	900,222
70,700	Exxon Mobil Corporation	3,139,787
15,300	Kinder Morgan, Inc.	907,137

		6,993,671

Personal Products — 2.5%
26,513	Alberto-Culver Company, Class B	1,329,362
30,600	Avon Products, Inc.	1,411,884

		2,741,246

See Notes to Financial Statements.

3

Munder Multi-Season Growth Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Pharmaceuticals — 6.0%
47,173	Johnson & Johnson	$2,627,536
83,669	Pfizer, Inc.	2,868,173
16,300	Teva Pharmaceutical Industries Limited, ADR	1,096,827

		6,592,536

Real Estate — 1.1%
42,400	General Growth Properties, Inc.	1,253,768

Semiconductors & Semiconductor Equipment — 4.2%
68,314	Intel Corporation	1,885,466
26,000	Marvell Technology Group Ltd.†	694,200
20,000	Maxim Integrated Products, Inc.	1,048,400
112,946	Taiwan Semiconductor Manufacturing Company Ltd., ADR	938,579

		4,566,645

Software — 4.9%
28,300	Fair Issac Corporation	944,654
111,908	Microsoft Corporation	3,196,093
27,100	Symantec Corporation†	1,186,438

		5,327,185

Specialty Retail — 7.0%
25,900	Advance Auto Parts, Inc.†	1,144,262
21,200	Bed Bath & Beyond, Inc.†	815,140
46,000	Foot Locker, Inc.	1,119,640
36,567	Lowe’s Companies, Inc.	1,921,596
29,483	O’Reilly Automotive, Inc.†	1,332,631
41,200	PETCO Animal Supplies, Inc.†	1,327,052

		7,660,321

Textiles, Apparel & Luxury Goods — 1.1%
25,900	Coach, Inc.†	1,170,421

Thrifts & Mortgage Finance — 1.7%
14,100	Federal National Mortgage Association	1,006,176
42,466	New York Community Bancorp, Inc.**	833,608

		1,839,784

Water Utilities — 0.8%
45,675	Aqua America, Inc.**	915,784

See Notes to Financial Statements.

4

Shares		Value

Wireless Telecommunication Services — 1.0%
42,400	Nextel Communications, Inc., Class A†	$1,130,384

TOTAL COMMON STOCKS
(Cost $84,860,842)		108,494,948

Principal
Amount

REPURCHASE AGREEMENT — 0.8%
(Cost $865,000)
$865,000	Agreement with State Street Bank and Trust Company, 1.15% dated 06/30/2004, to be repurchased at $865,028 on 07/01/2004, collateralized by $890,000 FHLMC, 1.551%†† maturing 10/12/2004 (value $885,550)		865,000

OTHER INVESTMENTS*
(Cost $3,785,175)		3.4%	3,785,175

TOTAL INVESTMENTS
(Cost $89,511,017)		103.5	113,145,123

OTHER ASSETS AND LIABILITIES (Net)		(3.5)	(3,870,045)

NET ASSETS		100.0%	$109,275,078

*	As of June 30, 2004 the market value of the securities on loan is $3,562,213. Cash collateral received for securities loaned of $3,785,175 is invested in 3,785,175 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Security, or a portion there of, is on loan.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

5

Munder Multi-Season Growth Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $3,562,213 of securities loaned)	$112,280,123
Repurchase agreements	865,000

Total Investments	113,145,123
Cash	19
Interest receivable	28
Dividends receivable	40,428
Receivable for securities sold	1,331,403
Receivable for Fund shares sold	129,440
Prepaid expenses and other assets	38,742

Total assets	114,685,183

LIABILITIES:
Payable for Fund shares redeemed	258,658
Payable for securities purchased	1,209,596
Payable upon return of securities loaned	3,785,175
Trustees’ fees and expenses payable	41,908
Transfer agency/record keeping fees payable	35,171
Distribution and shareholder servicing fees payable — Class A, B and C Shares	18,541
Administration fees payable	11,262
Investment advisory fees payable	4,147
Shareholder servicing fees payable — Class K Shares	3,769
Custody fees payable	3,634
Accrued expenses and other payables	38,244

Total liabilities	5,410,105

NET ASSETS	$109,275,078

Investments, at cost	$89,511,017

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(34,408)
Accumulated net realized loss on investments sold	(34,028,123)
Net unrealized appreciation of investments	23,634,106
Paid-in capital	119,703,503

$109,275,078

NET ASSETS:
Class A Shares	$30,185,625

Class B Shares	$8,210,395

Class C Shares	$4,621,949

Class K Shares	$10,150,938

Class Y Shares	$56,106,171

SHARES OUTSTANDING:
Class A Shares	2,221,034

Class B Shares	667,696

Class C Shares	372,863

Class K Shares	744,932

Class Y Shares	3,996,269

CLASS A SHARES:
Net asset value and redemption price per share	$13.59

Maximum sales charge	5.50%
Maximum offering price per share	$14.38

CLASS B SHARES:
Net asset value and offering price per share*	$12.30

CLASS C SHARES:
Net asset value and offering price per share*	$12.40

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$13.63

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$14.04

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Multi-Season Growth Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$30,769
Dividends(a)	1,217,376
Securities lending	12,340

Total Investment Income	1,260,485

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	75,548
Class B Shares	94,724
Class C Shares	49,366
Shareholder servicing fees:
Class K Shares	31,269
Investment advisory fees	862,015
Administration fees	161,671
Transfer agency/record keeping fees	156,648
Registration and filing fees	51,896
Legal and audit fees	50,524
Custody fees	38,632
Trustees’ fees and expenses	29,277
Other	64,131

Total Expenses	1,665,701
Fees waived by transfer agent	(5,134)

Net Expenses	1,660,567

NET INVESTMENT LOSS	(400,082)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	15,136,897
Net change in unrealized appreciation/(depreciation) of securities	5,747,398

Net realized and unrealized gain on investments	20,884,295

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,484,213

(a)	Net of dividend withholding taxes of $6,619.

See Notes to Financial Statements.

8

Munder Multi-Season Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment loss	$(400,082)	$(163,471)
Net realized gain/(loss) from security transactions	15,136,897	(12,638,322)
Net change in unrealized appreciation/(depreciation) of securities	5,747,398	(5,904,574)

Net increase/(decrease) in net assets resulting from operations	20,484,213	(18,706,367)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(4,118,104)	(2,092,845)
Class B Shares	(3,824,193)	(1,580,586)
Class C Shares	(1,063,828)	852,121
Class K Shares	(7,816,631)	(93,532,938)
Class Y Shares	(8,838,318)	(21,471,393)

Net decrease in net assets	(5,176,861)	(136,532,008)
NET ASSETS:
Beginning of year	114,451,939	250,983,947

End of year	$109,275,078	$114,451,939

Accumulated net investment loss	$(34,408)	$(23,615)

See Notes to Financial Statements.

9

Munder Multi-Season Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$4,767,449	$6,751,047
Proceeds received in merger	—	1,375,571
Redeemed	(8,885,553)	(10,219,463)

Net decrease	$(4,118,104)	$(2,092,845)

Class B Shares:
Sold	$818,903	$753,473
Proceeds received in merger	—	3,061,239
Redeemed*	(4,643,096)	(5,395,298)

Net decrease	$(3,824,193)	$(1,580,586)

Class C Shares:
Sold	$725,600	$1,783,460
Proceeds received in merger	—	1,806,254
Redeemed	(1,789,428)	(2,737,593)

Net increase/(decrease)	$(1,063,828)	$852,121

Class K Shares:
Sold	$350,387	$567,122
Proceeds received in merger	—	3,087
Redeemed	(8,167,018)	(94,103,147)

Net decrease	$(7,816,631)	$(93,532,938)

Class Y Shares:
Sold	$3,218,127	$6,774,404
Proceeds received in merger	—	658,096
Redeemed	(12,056,445)	(28,903,893)

Net decrease	$(8,838,318)	$(21,471,393)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	368,535	625,162
Issued in exchange for proceeds received in merger	—	123,930
Redeemed	(693,188)	(956,133)

Net decrease	(324,653)	(207,041)

Class B Shares:
Sold	70,231	77,031
Issued in exchange for proceeds received in merger	—	302,215
Redeemed*	(402,391)	(551,330)

Net decrease	(332,160)	(172,084)

Class C Shares:
Sold	66,189	179,960
Issued in exchange for proceeds received in merger	—	176,906
Redeemed	(155,527)	(277,637)

Net increase/(decrease)	(89,338)	79,229

Class K Shares:
Sold	27,568	52,707
Issued in exchange for proceeds received in merger	—	277
Redeemed	(653,155)	(9,030,226)

Net decrease	(625,587)	(8,977,242)

Class Y Shares:
Sold	244,049	619,512
Issued in exchange for proceeds received in merger	—	57,578
Redeemed	(902,173)	(2,705,610)

Net decrease	(658,124)	(2,028,520)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Multi-Season Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$11.39	$11.72	$15.64		$20.63	$22.05

Income/(loss) from investment operations:
Net investment loss	(0.05)	(0.02)	(0.03)		(0.06)	(0.03)
Net realized and unrealized gain/(loss) on investments	2.25	(0.31)	(3.34)		(2.64)	(0.02)

Total from investment operations	2.20	(0.33)	(3.37)		(2.70)	(0.05)

Less distributions:
Distributions from net realized gains	—	—	(0.55)		(2.29)	(1.37)
Distributions from capital	—	—	(0.00	)(d)	—	—

Total distributions	—	—	(0.55)		(2.29)	(1.37)

Net asset value, end of period	$13.59	$11.39	$11.72		$15.64	$20.63

Total return(b)	19.32%	(2.82)%	(21.72)%		(14.51)%	0.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$30,186	$28,983	$32,255		$48,009	$65,569
Ratio of operating expenses to average net assets	1.48%	1.33%	1.21%		1.21%	1.24%
Ratio of net investment loss to average net assets	(0.38)%	(0.14)%	(0.19)%		(0.30)%	(0.14)%
Portfolio turnover rate	43%	66%	20%		38%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.48%	1.33%	1.21%		1.42%	1.42%

(a)	The Munder Multi-Season Growth Fund Class A Shares and Class B Shares commenced operations on August 4, 1993 and April 29, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year		Year	Year
Ended	Ended	Ended		Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$10.38	$10.75	$14.50		$19.52	$21.09

(0.13)	(0.09)	(0.12)		(0.18)	(0.17)
2.05	(0.28)	(3.08)		(2.55)	(0.03)

1.92	(0.37)	(3.20)		(2.73)	(0.20)

—	—	(0.55)		(2.29)	(1.37)
—	—	(0.00	)(d)	—	—

—	—	(0.55)		(2.29)	(1.37)

$12.30	$10.38	$10.75		$14.50	$19.52

18.50%	(3.53)%	(22.21)%		(15.54)%	(0.51)%

$8,210	$10,377	$12,602		$25,574	$36,433
2.23%	2.08%	1.96%		1.96%	1.99%
(1.13)%	(0.89)%	(0.94)%		(1.05)%	(0.89)%
43%	66%	20%		38%	44%
2.23%	2.08%	1.96%		2.17%	2.17%

See Notes to Financial Statements.

13

Munder Multi-Season Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.46	$10.85	$14.62		$19.55	$21.12

Income/(loss) from investment operations:
Net investment loss	(0.13)	(0.09)	(0.12)		(0.18)	(0.17)
Net realized and unrealized gain/(loss) on investments	2.07	(0.30)	(3.10)		(2.46)	(0.03)

Total from investment operations	1.94	(0.39)	(3.22)		(2.64)	(0.20)

Less distributions:
Distributions from net realized gains	—	—	(0.55)		(2.29)	(1.37)
Distributions from capital	—	—	(0.00	)(d)	—	—

Total distributions	—	—	(0.55)		(2.29)	(1.37)

Net asset value, end of period	$12.40	$10.46	$10.85		$14.62	$19.55

Total return(b)	18.55%	(3.59)%	(22.23)%		(15.05)%	(0.51)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,622	$4,836	$4,153		$7,715	$10,166
Ratio of operating expenses to average net assets	2.23%	2.08%	1.96%		1.96%	1.99%
Ratio of net investment loss to average net assets	(1.13)%	(0.89)%	(0.94)%		(1.05)%	(0.89)%
Portfolio turnover rate	43%	66%	20%		38%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.23%	2.08%	1.96%		2.17%	2.17%

(a)	The Munder Multi-Season Growth Fund Class C Shares and Class K Shares commenced operations on September 20, 1993 and June 23, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year		Year	Year
Ended	Ended	Ended		Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$11.42	$11.74	$15.66		$20.63	$22.04

(0.05)	(0.01)	(0.03)		(0.05)	(0.03)
2.26	(0.31)	(3.34)		(2.63)	(0.01)

2.21	(0.32)	(3.37)		(2.68)	(0.04)

—	—	(0.55)		(2.29)	(1.37)
—	—	(0.00	)(d)	—	—

—	—	(0.55)		(2.29)	(1.37)

$13.63	$11.42	$11.74		$15.66	$20.63

19.35%	(2.81)%	(21.63)%		(14.41)%	0.27%

$10,151	$15,646	$121,485		$195,746	$280,339
1.48%	1.33%	1.21%		1.21%	1.24%
(0.38)%	(0.14)%	(0.19)%		(0.30)%	(0.14)%
43%	66%	20%		38%	44%
1.48%	1.33%	1.21%		1.42%	1.42%

See Notes to Financial Statements.

15

Munder Multi-Season Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$11.73	$12.04	$16.00		$20.98	$22.34

Income/(loss) from investment operations:
Net investment income/(loss)	(0.02)	0.01	0.01		(0.01)	0.02
Net realized and unrealized gain/(loss) on investments	2.33	(0.32)	(3.42)		(2.68)	(0.01)

Total from investment operations	2.31	(0.31)	(3.41)		(2.69)	0.01

Less distributions:
Distributions from net realized gains	—	—	(0.55)		(2.29)	(1.37)
Distributions from capital	—	—	(0.00	)(d)	—	—

Total distributions	—	—	(0.55)		(2.29)	(1.37)

Net asset value, end of period	$14.04	$11.73	$12.04		$16.00	$20.98

Total return(b)	19.69%	(2.66)%	(21.41)%		(14.20)%	0.50%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$56,106	$54,610	$80,489		$159,736	$250,523
Ratio of operating expenses to average net assets	1.23%	1.08%	0.96%		0.96%	0.99%
Ratio of net investment income/(loss) to average net assets	(0.13)%	0.11%	0.06%		(0.05)%	0.11%
Portfolio turnover rate	43%	66%	20%		38%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.23%	1.08%	0.96%		1.17%	1.17%

(a)	The Munder Multi-Season Growth Fund Class Class Y Shares commenced operations on August 16, 1993.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

16

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004 the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Multi-Season Growth Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements of the other Munder Funds are presented in separate reports.

    On May 9, 2003, the Fund, then a series of The Munder Funds, Inc. (“MFI”) (the Fund became a series of MST on June 13, 2003), acquired all of the assets of the Munder Large-Cap Growth Fund, a series of MFI, and assumed all liabilities of the Munder Large-Cap Growth Fund in a tax-free exchange of shares of the Fund and the subsequent liquidation of the Munder Large-Cap Growth Fund. The Agreement and Plan of Reorganization was

17

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

approved by the shareholders of the Munder Large-Cap Growth Fund at a Special Meeting of the Shareholders held on April 23, 2003.

Number of Shares outstanding of the Munder Large-Cap Growth Fund prior to merger
Class A	243,258
Class B	553,907
Class II	328,103
Class K	545
Class Y	116,130

Number of Shares issued of the Fund for shares of the Munder Large-Cap Growth Fund
Class A	123,930
Class B	302,215
Class C	176,906
Class K	277
Class Y	57,578
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Large-Cap Growth Fund	$496,475

    There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Large-Cap Growth Fund.

	Prior to Merger	After Merger

Net assets of Munder Large-Cap Growth Fund
Class A	$1,375,571	$—
Class B	3,061,239	—
Class II	1,806,254	—
Class K	3,087	—
Class Y	658,096	—
Net assets of the Predecessor Fund
Class A	$28,098,373	$29,473,944
Class B	8,274,886	11,336,125
Class C	3,254,851	5,061,105
Class K	18,240,987	18,244,074
Class Y	52,861,405	53,519,501

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

18

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to

19

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $5,134 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.75% based on assets up to $1 billion; 0.725% based on assets between $1 billion and $2 billion; 0.70% based on assets exceeding $2 billion. Prior to May 18, 2004, the Advisor was entitled to receive from the Fund a fee, computed and

20

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $161,671 before payment of sub-administration fees and $66,237 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1406% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its

21

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

customers. Comerica Bank earned $4,689 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $115 from commissions on sales of Class A Shares for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board Member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

22

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $4,307 to Comerica Securities and $27,405 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $49,396,008 and $73,117,982 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $24,741,091 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,578,154 and net appreciation for Federal income tax purposes was $23,162,937. At June 30, 2004, aggregate cost for Federal income tax purposes was $89,982,186.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $1,832.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements

23

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for capital gain distributions from real estate investment trusts and net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(loss)	Gain/(Loss)	Capital

$389,289	$351	$(389,640)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

—	$(33,556,954)	$23,162,937	$(10,394,017)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $33,556,954 of unused capital losses of which $1,897,284 and $31,659,670 expire in 2010 and 2011, respectively. In addition, $1,897,284 of the losses expiring in 2010 may be further limited as this amount was acquired on May 9, 2003 in the reorganization with the Munder Large-Cap Growth Fund.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year.

24

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

The Fund had no net capital losses arising between November 1, 2003 and June 30, 2004.

9. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved the implementation of a 2% short-term trading (redemption) fee applicable to all classes of shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

10. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $1,223,995, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during the calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

11. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

25

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

13. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Non-Interested Trustee

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

26

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Positions(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

27

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Positions(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

28

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Positions(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

29

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

30

Munder Multi-Season Growth Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital
Management (investment advisor) (since 5/00);
Associate of Heartland Industrial Partners
(a private equity group) (10/99 to 5/00);
Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

31

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Multi-Season Growth Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Multi-Season Growth Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Multi-Season Growth Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

32

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNMSG604

ANNUAL REPORT
June 30, 2004
Munder NetNet Fund®
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology and Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Investments by the Fund in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER NETNET FUND®

Fund Managers: The Munder NetNet Fund Team

    The Fund earned a return of 27.36% for the year ended June 30, 2004, compared to the 45.63% return for the Inter@ctive Week Internet Index, the 24.99% return for the Morgan Stanley Internet Index and the 24.15% median return for the Lipper universe of science and technology mutual funds.

    The Fund lagged its Inter@ctive Week Internet benchmark, but outperformed both its Morgan Stanley Internet benchmark and the median return for its Lipper universe of science and technology mutual funds. The Fund’s relative performance benefited from the performance of holdings in a number of sectors, including software, Internet software and services, and commercial services and supplies. The boost to returns from these sectors was only partly offset by relative weakness in the communications equipment sector of the Fund. An underweight in Juniper Networks, Inc. (1.7% of the Fund) was responsible for the lagging return in that sector.

ii

    Performance in the software sector was boosted by a lack of a position in both BEA Systems, Inc. and Intuit Inc., and an underweight in Oracle Corporation (2.1% of the Fund). A position in Red Hat, Inc. (0.4% of the Fund), which was not represented in the Morgan Stanley Internet Index, also boosted returns. In the Internet software and services sector, positive contributions came from an overweight in the sector, as well as strong returns from Yahoo! Inc. (7.5% of the Fund), Ask Jeeves, Inc. (4.0% of the Fund), CNET Networks, Inc. (2.3% of the Fund), Websense, Inc. (0.8% of the Fund) and Digital River, Inc. (2.4% of the Fund). DiamondCluster International, Inc. (0.3% of the Fund), a management consulting firm helping companies to leverage technology, added to strong relative returns in the commercial services and supplies sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading American companies drawn from nine Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder NetNet Fund (the “Fund”) since the inception of its oldest class of shares, the Class A Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder NetNet Fund

CLASS A SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

						Inter@ctive
						Week/	Lipper
					Inter@ctive	Morgan	Science &
				S&P	Week	Stanley	Technology
Class and	With		Without	500®	Internet	Internet	Funds
Inception Date	Load		Load	Index#	Index#	Index#	Median**

CLASS A (8/19/96)	$21,288	*	$22,522	$19,732	$21,986	$18,871	$17,024

CLASS B (6/1/98)	N/A		10,602	11,426	15,371	13,193	11,563

CLASS C (11/3/98)	N/A		9,516	11,276	12,212	10,482	11,194

CLASS K (4/30/02)	N/A		14,884	11,008	16,255	14,042	10,743

CLASS Y (6/1/98)	N/A		11,281	11,426	15,371	13,193	11,563

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Since		Since
Class and	Year		Year	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (8/19/96)	20.09%	*	27.09%	(16.73)%	*	(15.79)%	10.08%	*	10.87%

CLASS B (6/1/98)	21.14%	†	26.14%	(16.75)%	†	(16.42)%	N/A		0.97%

CLASS C (11/3/98)	25.12%	†	26.12%	N/A		(16.42)%	N/A		(0.87)%

CLASS K (4/30/02)	N/A		27.00%	N/A		N/A	N/A		20.12%

CLASS Y (6/1/98)	N/A		27.36%	N/A		(15.58)%	N/A		2.00%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Inter@ctive Week Internet Index is a modified capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal-weighted index composed of leading American companies drawn from nine Internet subsectors that are driving the growth of Internet usage. This index was created on January 1, 1999. Performance for earlier periods is that of the Inter@ctive Week Internet Index. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 9/1/96, 6/1/98, 11/1/98, 5/1/02, and 6/1/98, respectively.

**	The Lipper Science and Technology Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 9/1/96, 6/1/98, 11/1/98, 5/1/02, and 6/1/98, respectively.

v

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vi

Munder NetNet Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 96.5%
Capital Markets — 3.6%
2,052,400	Ameritrade Holding Corporation†, (a)	$23,294,740
1,111,000	E*TRADE Financial Corporation†	12,387,650

		35,682,390

Commercial Services & Supplies — 6.2%
129,000	Apollo Group, Inc., University of Phoenix Online†, (a)	11,299,110
369,600	DiamondCluster International, Inc.†	3,211,824
1,809,800	Monster Worldwide, Inc.†, (a)	46,548,056

		61,058,990

Communications Equipment — 4.7%
1,269,300	Cisco Systems, Inc.†	30,082,410
52,300	Finisar Corporation†, (a)	103,554
657,043	Juniper Networks, Inc.†, (a)	16,143,546

		46,329,510

Computers & Peripherals — 4.5%
88,000	Apple Computer, Inc.†, (a)	2,863,520
406,000	Dell, Inc.†	14,542,920
1,431,700	EMC Corporation†	16,321,380
455,000	Network Appliance, Inc.†, (a)	9,796,150

		43,523,970

Hotels, Restaurants & Leisure — 0.8%
138,200	Ctrip.com International Ltd., ADR,†, (a)	4,675,306
163,000	Orbitz, Inc., Class A, †, (a)	3,524,060

		8,199,366

Internet & Catalog Retail — 21.7%
1,342,500	1-800-FLOWERS.COM, Inc., Class A†, (a)	10,927,950
366,000	Amazon.com, Inc.†, (a)	19,910,400
8,000	Blue Nile, Inc.†	300,880
708,500	eBay, Inc.†	65,146,575
349,000	eDiets.com, Inc.†, (a)	1,001,630
1,578,619	InterActiveCorp†, (a)	47,579,577
1,030,000	Netflix, Inc.†, (a)	37,028,500
923,000	priceline.com, Incorporated†, (a)	24,856,390
272,000	Provide Commerce, Inc.†, (a)	5,361,120

		212,113,022

See Notes to Financial Statements.

1

Munder NetNet Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet & Catalog Retail (Continued) ;-
Internet Software & Services — 39.8%
1,272,099	Akamai Technologies, Inc.†, (a)	$22,834,177
593,000	aQuantive, Inc.†, (a)	5,858,840
996,000	Ask Jeeves, Inc.†, (a)	38,873,880
1,458,500	Autobytel, Inc.†, (a)	13,243,180
167,000	Bankrate, Inc.†, (a)	1,429,520
2,027,113	CNET Networks, Inc.†, (a)	22,440,141
1,468,900	Digital Insight Corporation†, (a)	30,450,297
718,000	Digital River, Inc.†, (a)	23,428,340
2,797,300	DoubleClick, Inc.†, (a)	21,735,021
159,000	FindWhat.com†, (a)	3,679,260
1,319,000	HomeStore, Inc.†	5,262,810
2,024,000	lastminute.com PLC†	6,623,109
217,000	NetEase.com, Inc., ADR†, (a)	8,966,440
58,500	Shanda Interactive Entertainment Ltd. ADR,†	902,070
454,000	SINA Corporation†, (a)	14,977,460
237,000	Sohu.com, Inc.†, (a)	4,711,560
545,397	SportsLine.com, Inc.†, (a)	589,029
229,000	T-Online International AG†	2,613,712
165,000	Tencent Holdings Ltd.†	90,965
352,500	Tom Online, Inc., ADR,†, (a)	4,727,025
1,170,900	United Online, Inc.†, (a)	20,619,549
2,392,250	VeriSign, Inc.†, (a)	47,605,775
733,000	webMethods, Inc.†, (a)	6,281,810
213,800	Websense, Inc.†, (a)	7,959,774
2,008,680	Yahoo!, Inc.†, (a)	72,975,344

		388,879,088

Media — 4.1%
481,000	Getty Images, Inc.†, (a)	28,860,000
512,000	Harris Interactive, Inc.†, (a)	3,440,640
415,500	Time Warner, Inc.†, (a)	7,304,490

		39,605,130

Software — 10.3%
3,950	Blackboard, Inc.†, (a)	79,198
214,885	Check Point Software Technologies Ltd.†, (a)	5,799,746
199,000	Macromedia, Inc.†, (a)	4,885,450
254,000	Macrovision Corporation†, (a)	6,357,620
657,900	Micromuse, Inc.†, (a)	4,401,351

See Notes to Financial Statements.

2

Shares		Value

Software (Continued)
1,114,000	Microsoft Corporation	$31,815,840
1,721,000	Oracle Corporation†, (a)	20,531,530
169,000	Red Hat, Inc.†, (a)	3,881,930
17,600	Salesforce.com, Inc.†, (a)	282,832
317,000	SurfControl PLC†	3,505,607
124,000	Symantec Corporation†	5,428,720
501,000	TIBCO Software, Inc.†, (a)	4,233,450
325,400	VERITAS Software Corporation†, (a)	9,013,580

		100,216,854

Thrifts & Mortgage Finance — 0.3%
230,000	NetBank, Inc. (a)	2,513,900

Wireless Telecommunication Services — 0.5%
405,000	Linktone, Ltd., ADR,†, (a)	4,434,750

TOTAL COMMON STOCKS
(Cost $1,172,743,372)		942,556,970

LIMITED PARTNERSHIPS — 0.9%
Information Technology Services — 0.1%
1,147,040	Trident Capital Fund V, L.P.†, **, ***	916,083

Internet Software & Services — 0.0%#
1,916,082	@Ventures Expansion Fund, L.P.†, **, ***	251,587
2,848,467	@Ventures III, L.P.†, **, ***	64,259

		315,846

Technology Hardware & Equipment — 0.8%
13,000,000	Blue Stream Ventures, L.P.†, ††, **, ***	4,897,529
3,375,000	New Enterprise Associates 10, L.P.†, **, ***	2,798,355

		7,695,884

TOTAL LIMITED PARTNERSHIPS
(Cost $20,887,074)		8,927,813

PREFERRED STOCKS — 0.4%
Internet Software & Services — 0.4%
85,719	Mainstream Data Services, Inc., Series D†, **, ***	0
1,105,552	WebCT, Inc., Series G†, **, ***	3,792,043

		3,792,043

TOTAL PREFERRED STOCKS
(Cost $10,213,440)		3,792,043

See Notes to Financial Statements.

3

Munder NetNet Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES — 1.4%
(Cost $13,658,083)
370,100	Nasdaq-100 Trust, Series 1(a)	$13,982,378

WARRANTS — 0.2%
(Cost $402,170)
Internet & Catalog Retail — 0.2%
55,680	InterActiveCorp, expires 02/04/09, (exercise price: $13.41)†	1,921,573

Principal
Amount

REPURCHASE AGREEMENT — 1.1%
(Cost $10,823,000)
$10,823,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $10,823,346, on 07/01/2004, collateralized by $11,150,000 FNMA, 2.410% maturing 05/26/2006 (value $11,039,637)	10,823,000

OTHER INVESTMENTS*
(Cost $172,241,161)	17.6%	172,241,161

TOTAL INVESTMENTS
(Cost $1,400,968,300)	118.1	1,154,244,938
OTHER ASSETS AND LIABILITIES (Net)	(18.1)	(176,901,044)

NET ASSETS	100.0%	$977,343,894

*	As of June 30, 2004 the market value of the securities on loan is $175,368,673. A portion of the collateral received for securities loaned includes cash collateral of $172,241,161 invested in 172,241,161 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder NetNet Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not

See Notes to Financial Statements.

4

have the right to demand that such securities be registered. At June 30, 2004 these securities represent $12,719,856, 1.3% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$161,336
	3/23/00	645,345
	6/15/00	484,009
	3/15/01	403,340
@Ventures III, L.P.	11/06/98	630,070
	1/05/99	130,539
	4/01/99	419,438
	7/23/99	522,157
	9/24/99	522,157
	1/21/00	130,539
	5/08/00	39,162
	9/18/00	26,108
	1/30/01	33,630
	7/18/01	27,540
Blue Stream Ventures, L.P.	7/31/00	2,847,518
	10/16/00	2,847,518
	5/25/01	1,898,345
	12/13/01	1,898,345
	12/02/02	949,173
	9/24/03	1,000,000
	4/02/04	1,000,000
Mainstream Data Services, Inc., Series D	8/29/00	213,440
New Enterprise Associates 10, L.P.	10/26/00	449,415
	1/05/01	224,708
	7/27/01	112,354
	9/26/01	224,708
	1/16/02	235,174
	4/23/02	235,174
	7/12/02	235,174
	11/12/02	235,174
	2/04/03	237,313
	7/16/03	239,945
	9/19/03	246,177
	12/10/03	246,812
	4/19/04	247,525

See Notes to Financial Statements.

5

Munder NetNet Fund

Portfolio of Investments, June 30, 2004 (continued)

Security	Acquisition Date	Cost

Trident Capital Fund V, L.P.	10/18/00	$285,930
	6/26/02	100,914
	11/08/02	100,914
	1/15/03	201,829
	10/01/03	101,895
	12/05/03	101,895
	2/06/04	101,895
	6/10/04	105,880
WebCT, Inc., Series G	9/14/00	10,000,000

***	Fair valued security as of June 30, 2004 (see Notes to Financial Statements, Note 2).

(a)	Security, or a portion thereof, is on loan.

†	Non-income producing security.

††	Affiliated security.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

6

At June 30, 2004 the country diversification of the Munder NetNet Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	90.6%	$885,240,780
Cayman Islands	4.0	38,774,016
United Kingdom	1.0	10,128,716
Israel	0.6	5,799,746
Germany	0.3	2,613,712

TOTAL COMMON STOCKS	96.5	942,556,970
LIMITED PARTNERSHIPS	0.9	8,927,813
PREFERRED STOCKS	0.4	3,792,043
INVESTMENT COMPANY SECURITIES	1.4	13,982,378
WARRANTS	0.2	1,921,573
REPURCHASE AGREEMENT	1.1	10,823,000
OTHER INVESTMENTS	17.6	172,241,161

TOTAL INVESTMENTS	118.1	1,154,244,938
OTHER ASSETS AND LIABILITIES (Net)	(18.1)	(176,901,044)

NET ASSETS	100.0%	$977,343,894

See Notes to Financial Statements.

7

Munder NetNet Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers* (cost — $1,377,704,401)	$1,138,524,409
Securities of affiliated issuers (cost — $12,440,899)	4,897,529
Repurchase agreement (cost — $10,823,000)	10,823,000

Total Investments	1,154,244,938
Cash	322
Interest receivable	346
Dividends receivable	28,898
Receivable for investment securities sold	13,063,861
Receivable for Fund shares sold	672,570
Prepaid expenses and other assets	143,066

Total Assets	1,168,154,001

LIABILITIES:
Payable upon return of securities loaned	172,241,161
Payable for investment securities purchased	9,484,191
Payable for Fund shares redeemed	5,016,798
Transfer agency/record keeping fees payable	2,250,277
Investment advisory fees payable	775,748
Distribution and shareholder servicing fees payable — Class A, B and C Shares	531,533
Trustees’ fees and expenses payable	73,005
Administration fees payable	68,174
Custody fees payable	30,981
Shareholder servicing fees payable — Class K Shares	38
Accrued expenses and other payables	338,201

Total Liabilities	190,810,107

NET ASSETS	$977,343,894

Investments, at cost	$1,400,968,300

*	Including $175,368,673 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(101,416)
Accumulated net realized loss on investments sold	(3,373,497,461)
Net unrealized depreciation of investments	(246,716,155)
Paid-in capital	4,597,658,926

$977,343,894

NET ASSETS:
Class A Shares	$362,779,515

Class B Shares	$414,394,272

Class C Shares	$193,615,474

Class K Shares	$226,724

Class Y Shares	$6,327,909

SHARES OUTSTANDING:
Class A Shares	19,578,700

Class B Shares	23,394,229

Class C Shares	10,924,816

Class K Shares	12,231

Class Y Shares	335,680

CLASS A SHARES:
Net asset value and redemption price per share	$18.53

Maximum sales charge	5.50%
Maximum offering price per share	$19.61

CLASS B SHARES:
Net asset value and offering price per share*	$17.71

CLASS C SHARES:
Net asset value and offering price per share*	$17.72

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$18.54

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$18.85

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder NetNet Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$281,921
Dividends on securities of unaffiliated issuers(a)	368,143
Securities lending	421,944

Total Investment Income	1,072,008

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	915,287
Class B Shares	4,140,610
Class C Shares	1,923,366
Shareholder servicing fees:
Class K Shares	510
Transfer agency/record keeping fees	9,871,232
Investment advisory fees	9,781,652
Administration fees	1,336,796
Printing and mailing fees	945,478
Custody fees	253,504
Legal and audit fees	114,036
Registration and filing fees	65,807
Trustees’ fees and expenses	36,018
Other	86,674

Total Expenses	29,470,970
Fees waived by transfer agent	(780,057)

Net Expenses	28,690,913

NET INVESTMENT LOSS	(27,618,905)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	20,190,698
Security transactions of affiliated issuers	(12,000,363)
Foreign currency-related transactions	(48,971)
Net change in unrealized appreciation/(depreciation) of:
Securities	244,618,050
Foreign currency-related transactions	(31,590)

Net realized and unrealized gain on investments	252,727,824

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$225,108,919

(a)	Net of foreign withholding taxes of $4,123.

See Notes to Financial Statements.

10

Munder NetNet Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment loss	$(27,618,905)	$(23,101,625)
Net realized gain/(loss) from security and foreign currency-related transactions	8,141,364	(544,747,982)
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	244,586,460	793,984,937

Net increase in net assets resulting from operations	225,108,919	226,135,330
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(58,281,916)	(49,552,145)
Class B Shares	(66,901,387)	(62,710,754)
Class C Shares	(25,205,589)	(19,195,305)
Class K Shares	(122,555)	(414,232)
Class Y Shares	846,754	(545,439)
Short-term trading fees	28,215	—

Net increase in net assets	75,472,441	93,717,455
NET ASSETS
Beginning of year	901,871,453	808,153,998

End of year	$977,343,894	$901,871,453

Accumulated net investment loss	$(101,416)	$(47,038)

See Notes to Financial Statements.

11

Munder NetNet Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$88,715,168	$109,261,746
Redeemed	(146,997,084)	(158,813,891)

Net decrease	$(58,281,916)	$(49,552,145)

Class B Shares:
Sold	$18,627,040	$16,727,880
Redeemed*	(85,528,427)	(79,438,634)

Net decrease	$(66,901,387)	$(62,710,754)

Class C Shares:
Sold	$29,097,174	$17,942,587
Redeemed	(54,302,763)	(37,137,892)

Net decrease	$(25,205,589)	$(19,195,305)

Class K Shares:
Sold	$141,282	$—
Redeemed	(263,837)	(414,232)

Net decrease	$(122,555)	$(414,232)

Class Y Shares:
Sold	$1,949,726	$705,072
Redeemed	(1,102,972)	(1,250,511)

Net increase/(decrease)	$846,754	$(545,439)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	5,330,716	10,167,542
Redeemed	(8,751,825)	(15,202,563)

Net decrease	(3,421,109)	(5,035,021)

Class B Shares:
Sold	1,158,158	1,530,934
Redeemed*	(5,285,619)	(8,058,764)

Net decrease	(4,127,461)	(6,527,830)

Class C Shares:
Sold	1,780,225	1,459,838
Redeemed	(3,355,373)	(3,755,515)

Net decrease	(1,575,148)	(2,295,677)

Class K Shares:
Sold	7,935	—
Redeemed	(15,613)	(37,336)

Net decrease	(7,678)	(37,336)

Class Y Shares:
Sold	115,881	62,729
Redeemed	(65,422)	(113,090)

Net increase/(decrease)	50,459	(50,361)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder NetNet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$14.58	$10.66	$24.65	$70.03	$44.36

Income/(loss) from investment operations:
Net investment loss	(0.40)	(0.30)	(0.28)	(0.61)	(0.65)
Net realized and unrealized gain/(loss) on investments	4.35	4.22	(13.71)	(44.30)	26.59

Total from investment operations	3.95	3.92	(13.99)	(44.91)	25.94

Less distributions:
Distributions from net realized gains	—	—	—	(0.47)	(0.27)

Total distributions	—	—	—	(0.47)	(0.27)

Net asset value, end of period	$18.53	$14.58	$10.66	$24.65	$70.03

Total return(b)	27.09%	36.77%	(56.75)%	(64.54)%	58.91%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$362,780	$335,313	$298,741	$826,510	$3,144,518
Ratio of operating expenses to average net assets	2.47%	3.04%	2.60%	1.86%	1.66%
Ratio of net investment loss to average net assets	(2.36)%	(2.80)%	(1.71)%	(1.36)%	(1.20)%
Portfolio turnover rate	43%	40%	50%	44%	21%
Ratio of operating expenses to average net assets without expense waivers	2.55%	3.16%	2.64%	1.86%	1.66%

(a)	The Munder NetNet Fund Class A Shares and Class B Shares commenced operations on August 19, 1996 and June 1, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

14

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

$14.04	$10.34	$24.10	$68.98	$44.03

(0.50)	(0.36)	(0.39)	(1.07)	(1.00)
4.17	4.06	(13.37)	(43.34)	26.22

3.67	3.70	(13.76)	(44.41)	25.22

—	—	—	(0.47)	(0.27)

—	—	—	(0.47)	(0.27)

$17.71	$14.04	$10.34	$24.10	$68.98

26.14%	35.78%	(57.10)%	(64.80)%	57.71%

$414,394	$386,440	$352,103	$994,190	$3,540,687
3.22%	3.79%	3.35%	2.61%	2.41%
(3.11)%	(3.55)%	(2.46)%	(2.11)%	(1.95)%
43%	40%	50%	44%	21%
3.30%	3.91%	3.39%	2.61%	2.41%

See Notes to Financial Statements.

15

Munder NetNet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$14.05	$10.35	$24.12	$69.03	$44.05

Income/(loss) from investment operations:
Net investment loss	(0.50)	(0.36)	(0.39)	(1.14)	(0.95)
Net realized and unrealized gain/(loss) on investments	4.17	4.06	(13.38)	(43.30)	26.20

Total from investment operations	3.67	3.70	(13.77)	(44.44)	25.25

Less distributions:
Distributions from net realized gains	—	—	—	(0.47)	(0.27)

Total distributions	—	—	—	(0.47)	(0.27)

Net asset value, end of period	$17.72	$14.05	$10.35	$24.12	$69.03

Total return(b)	26.12%	35.75%	(57.09)%	(64.79)%	57.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$193,615	$175,609	$153,079	$464,624	$1,776,014
Ratio of operating expenses to average net assets	3.22%	3.79%	3.35%	2.61%	2.41%
Ratio of net investment loss to average net assets	(3.11)%	(3.55)%	(2.46)%	(2.11)%	(1.95)%
Portfolio turnover rate	43%	40%	50%	44%	21%
Ratio of operating expenses to average net assets without expense waivers	3.30%	3.91%	3.39%	2.61%	2.41%

(a)	The Munder NetNet Fund Class C Shares and Class K Shares commenced operations on November 3, 1998 and April 30, 2002, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

K Shares

Year	Year	Period
Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)

$14.59	$10.66	$12.45

(0.40)	(0.30)	(0.03)
4.35	4.23	(1.76)

3.95	3.93	(1.79)

—	—	—

—	—	—

$18.54	$14.59	$10.66

27.00%	36.87%	(14.38)%

$227	$290	$610
2.47%	3.04%	2.60	%(d)
(2.36)%	(2.80)%	(1.71	)%(d)
43%	40%	50%
2.55%	3.16%	2.64	%(d)

See Notes to Financial Statements.

17

Munder NetNet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$14.79	$10.79	$24.91	$70.56	$44.57

Income/(loss) from investment operations:
Net investment loss	(0.36)	(0.27)	(0.24)	(0.45)	(0.55)
Net realized and unrealized gain/(loss) on investments	4.42	4.27	(13.88)	(44.73)	26.81

Total from investment operations	4.06	4.00	(14.12)	(45.18)	26.26

Less distributions:
Distributions from net realized gains	—	—	—	(0.47)	(0.27)

Total distributions	—	—	—	(0.47)	(0.27)

Net asset value, end of period	$18.85	$14.79	$10.79	$24.91	$70.56

Total return(b)	27.36%	37.16%	(56.68)%	(64.43)%	59.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,328	$4,220	$3,620	$8,037	$28,834
Ratio of operating expenses to average net assets	2.22%	2.79%	2.35%	1.61%	1.41%
Ratio of net investment loss to average net assets	(2.11)%	(2.55)%	(1.46)%	(1.11)%	(0.95)%
Portfolio turnover rate	43%	40%	50%	44%	21%
Ratio of operating expenses to average net assets without expense waivers	2.30%	2.91%	2.39%	1.61%	1.41%

(a)	The Munder NetNet Fund Class Y Shares commenced operations on June 1, 1998.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

18

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder NetNet Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. As of June 30, 2004, the Class R Shares of the Fund had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

    On August 11, 2003, the Board Directors of The Munder Funds, Inc. (“MFI”) and Board of Trustees of MST approved the reorganization and redomiciliation of the Munder NetNet Fund, a series of MFI, with and into the Fund. On October 30, 2003, the reorganization and redomiciliation was completed.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

19

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

20

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

21

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $780,057 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund redeemed within sixty (60) days of purchase may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s

22

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $1 billion and 0.90% based on assets exceeding $1 billion. Prior to May 18, 2004, the Advisor was entitled to receive from the Fund a fee computed daily and payable monthly, based on average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $4 billion; 0.95% based on assets between $4 and $5 billion; 0.90% based on assets exceeding $5 billion.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31,

23

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $1,336,796 before payment of sub-administration fees and $537,431 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1366% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $159 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $59 from commissions on sales of Class A Shares for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee, consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of

24

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R
Shares	Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $502 to Comerica Securities and $1,417 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $407,442,066 and $528,499,594 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $184,673,124 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $449,074,579 and net depreciation for

25

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

Federal income tax purposes was $264,401,455. At June 30, 2004, aggregate cost for Federal income tax purposes was $1,418,646,393.

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies in which the Fund owns at least 5% of the company’s voting securities. At, or during the year ended June 30, 2004, the Fund held the following securities of affiliated companies:

		Purchased		Sold
	Value at					Value at		Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	6/30/04		Gain/(Loss)

Blue Stream Ventures, L.P.
	$3,766,961	$2,000,000	2,000,000	$—	—	$4,897,529	(a)	$—
1-800-FLOWERS.COM, Inc.*
	12,698,664	400	3,650	1,290,626	209,000	10,927,950		1,105,276
SportsLine.com, Inc.*
	5,123,742	—	—	15,775,460	1,900,303	589,029		(13,105,639)

								$(12,000,363)

*	During the year ended June 30, 2004, this security became unaffiliated.

(a)	At June 30, 2004, the total value of securities of affiliated companies was $4,897,529.

7. Industry Concentration

    The Fund primarily invests in equity securities of foreign and domestic companies positioned to benefit from the growth of the Internet. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $15,004.

26

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

9. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At June 30, 2004, the Fund had total commitments to contribute $9,595,560 to various issuers when and if required.

10. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for foreign currency gains and losses, net operating losses and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(loss)	Gain/(loss)	Capital

$27,564,527	$480,766	$(28,045,293)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(3,355,853,994)	$(264,394,248)	$(3,620,248,242)

    The differences between book and tax distributable earnings are primarily due to wash sales, partnership basis adjustments and deferred trustees’ fees.

27

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $3,330,625,911 of unused capital losses of which $102,926,897, $2,122,142,797, $859,651,331 and $245,904,886 expire in 2009, 2010, 2011 and 2012, respectively. In addition, $24,327,273 of the losses expiring in 2009 may be further limited as this amount was acquired in the reorganization with the Munder International NetNet Fund that occurred on May 3, 2002.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital and currency losses arising between November 1, 2003 and June 30, 2004 of $25,193,457 and $34,626, respectively.

12. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved implementation of a 2% short-term trading (redemption) fee to Class R, Class K and Class Y shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

13. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $372,266, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

14. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once

28

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

15. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

16. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

17. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

29

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

30

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

31

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

32

Munder NetNet Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

33

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder NetNet Fund and

Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder NetNet Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder NetNet Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

34

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNNET604

ANNUAL REPORT
June 30, 2004
Munder Power Plus Fund ®
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in energy and power-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, the power technology stocks in which the Fund invests are relatively volatile. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Investments by the Fund in foreign securities, which may make up the entire portfolio, involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER POWER PLUS FUND®

Fund Manager: The Munder Power Plus Fund Team

    The Fund generated a return of 41.29% for the year ended June 30, 2004, relative to the 38.48% return for the AMEX (American Stock Exchange) Deutsche Bank Energy Index and the 32.25% median return for the Lipper universe of natural resources mutual funds.

    The Fund posted a strong absolute and relative return for the year. The exploration and production sector of the Fund was one of the strongest sectors for the year, driven by the performance of Ultra Petroleum Corp. (2.7% of the Fund). The firm is an independent oil and gas company, whose operations are focused primarily in southwest Wyoming. The drilling sector of the Fund also showed relative strength, with strong performance from Savanna Energy Services Corporation (1.0% of the Fund). During the year, the company transitioned from a privately held company to a publicly-traded

ii

corporation listed on the Toronto Stock Exchange. In the distributed power sector of the Fund, weakness from Power-One, Inc. (1.4% of the Fund) and American Power Conversion Corporation (1.3% of the Fund) and an underweight in Infineon Technologies AG (1.0% of the Fund), were more than offset by strength from the Fund’s holdings of Quantum Fuel Systems Technologies Worldwide, Inc. (0.7% of the Fund) and Headwaters Incorporated (1.2% of the Fund). Within that sector, the lack of a position in Ballard Power Systems Inc., which is represented in the AMEX Deutsche Bank Energy Index, also helped to boost relative returns.

    Relative weakness in the oil services and equipment sector was due largely to the Fund’s position in Key Energy Services, Inc. (0.4% of the Fund), which is not represented in the AMEX Deutsche Bank Energy Index and had disappointing returns for the year. Relative performance in the refining and marketing sector was negatively impacted by an underweight in Valero Energy Corporation (1.8% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The AMEX Deutsche Bank Energy Index is an equal-dollar weighted index of 30 widely-held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of natural resources mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Power Plus Fund (the “Fund”) Class Y Shares since the inception of the Fund. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Power Plus Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

				S&P	AMEX	Lipper Natural
Class and	With		Without	500®	Deutsche Bank	Resources Funds
Inception Date	Load		Load	Index#	Energy Index#	Median*

CLASS A (3/13/01)	$9,121	[2]	$9,650	$9,709	$13,805	$11,901
CLASS B (3/13/01)	9,119	[3]	9,399	9,709	13,805	11,901
CLASS C (3/13/01)[1]	9,315	[2]	9,409	9,709	13,805	11,901
CLASS K (3/13/01)	N/A		9,640	9,709	13,805	11,901
CLASS Y (3/13/01)	N/A		9,731	9,709	13,805	11,901

	AVERAGE ANNUAL TOTAL RETURNS

	One	One	Since	Since
Class and	Year	Year	Inception	Inception
Inception Date	w/load	w/out load	w/load	w/out load

CLASS A (3/13/01)	33.10% [2]	40.94%	(2.75)% [2]	(1.07)%
CLASS B (3/13/01)	34.94% [3]	39.94%	(2.75)% [3]	(1.86)%
CLASS C (3/13/01)[1]	37.49% [2,3]	39.88%	(2.13)% [2]	(1.83)%
CLASS K (3/13/01)	N/A	40.80%	N/A	(1.10)%
CLASS Y (3/13/01)	N/A	41.29%	N/A	(0.82)%

[1]	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 are for Class II Shares, and reflect the fees and expenses of the Class II Shares prior to that date.

[2]	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

[3]	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The AMEX Deutsche Bank Energy Index is an equal-dollar weighted index of widely-held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 3/1/01.

*	The Lipper Natural Resources Funds Median represents the median performance of a universe of existing mutual fund that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 3/1/01.

v

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vi

Munder Power Plus Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 99.0%
Construction & Engineering — 0.3%
8,800	Chicago Bridge & Iron Company, N.V.	$245,080

Distributed Power — 17.4%
114,100	Active Power, Inc.†	363,979
52,000	American Power Conversion Corporation	1,021,800
52,200	American Superconductor Corporation†	682,776
46,400	Artesyn Technologies, Inc.†	417,600
23,400	C&D Technologies, Inc.	417,222
217,200	Distributed Energy Systems Corp.†	590,784
708,695	Electric City Corporation*, **	1,232,279
48,600	FuelCell Energy, Inc.†	567,648
35,600	Headwaters Incorporated†	923,108
100,400	Hydrogenics Corporation†	489,952
59,600	Infineon Technologies AG, ADR†	810,560
8,488	Intermagnetics General Corporation†	288,847
20,800	International Rectifier Corporation†	861,536
44,400	IXYS Corporation†	349,872
49,500	Plug Power, Inc.†	370,260
95,900	Power-One, Inc.†	1,052,982
141,700	Quanta Services, Inc.†	881,374
86,900	Quantum Fuel Systems Technologies Worldwide, Inc.†	528,352
22,000	UQM Technologies, Inc.†	58,300
74,800	Valence Technology, Inc.†	256,564
83,800	Vestas Wind Systems AS	1,232,595

		13,398,390

Drilling — 10.6%
12,250	ENSCO International Incorporated	356,475
64,500	GlobalSantaFe Corporation	1,709,250
36,100	Key Energy Services, Inc.†	340,784
30,350	Noble Corporation†	1,149,961
17,100	Precision Drilling Corporation†	820,971
55,700	Pride International, Inc.†	953,027
19,800	Rowan Companies, Inc.†	481,734
96,500	Savanna Energy Services Corporation†	777,413
20,800	Transocean, Inc.†	601,952
31,200	Trican Well Service Ltd.†	977,473

		8,169,040

See Notes to Financial Statements.

1

Munder Power Plus Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Exploration & Production — 19.4%
34,200	Anadarko Petroleum Corporation	$2,004,120
61,536	Apache Corporation	2,679,893
36,000	Burlington Resources, Inc.	1,302,480
26,600	Chesapeake Energy Corporation	391,552
26,600	Denbury Resources Inc.†	557,270
16,400	EOG Resources, Inc.	979,244
20,500	Kerr-McGee Corporation	1,102,285
15,900	Massey Energy Company	448,539
6,900	Newfield Exploration Company†	384,606
25,800	Noble Energy, Inc.	1,315,800
8,100	Peabody Energy Corporation	453,519
55,200	Ultra Petroleum Corp.†	2,060,616
24,800	Unocal Corporation	942,400
13,100	XTO Energy, Inc.	390,249

		15,012,573

Integrated Oil & Gas — 35.4%
35,000	Amerada Hess Corporation	2,771,650
13,600	BG Group PLC, ADR	428,128
32,500	BP PLC, ADR	1,741,025
24,800	ChevronTexaco Corporation	2,333,928
38,500	ConocoPhillips	2,937,165
13,000	Equitable Resources, Inc.	672,230
28,700	Exxon Mobil Corporation	1,274,567
55,900	Marathon Oil Corporation	2,115,256
38,800	Murphy Oil Corporation	2,859,560
64,700	Occidental Petroleum Corporation	3,132,127
18,100	Remington Oil and Gas Corporation†	427,160
89,700	Repsol YPF, SA, ADR	1,960,842
25,700	Royal Dutch Petroleum Company, NYR	1,327,919
12,800	Shell Canada Limited	615,748
80,100	Statoil ASA, ADR	1,018,872
18,100	Total SA, ADR	1,739,048

		27,355,225

Oil Service & Equipment — 10.2%
21,550	Baker Hughes Incorporated	811,357
8,400	BJ Services Company†	385,056
9,500	Cooper Cameron Corporation†	462,650

See Notes to Financial Statements.

2

Shares		Value

Oil Service & Equipment (Continued)
55,000	Golar LNG Limited†	$861,850
25,800	Halliburton Company	780,708
36,000	National-Oilwell, Inc.†	1,133,640
15,900	Schlumberger Limited	1,009,809
29,300	Smith International, Inc.†	1,633,768
18,900	Varco International, Inc.†	413,721
26,100	Willbros Group, Inc.†	393,327

		7,885,886

Refining & Marketing — 5.7%
46,800	Sunoco, Inc.	2,977,416
19,100	Valero Energy Corporation	1,408,816

		4,386,232

TOTAL COMMON STOCKS
(Cost $57,221,599)		76,452,426

WARRANTS — 0.5%
Distributed Power — 0.5%
300,000	Electric City Corporation, expires 12/10/2007, (exercise price: $0.92)*, **	290,154
75,000	Electric City Corporation, expires 4/17/2008, (exercise price: $1.00)*, **	70,537

		360,691

TOTAL WARRANTS
(Cost $126,156)		360,691

Principal
Amount

REPURCHASE AGREEMENT — 0.8%
(Cost $638,000)
$638,000	Agreement with State Street Bank & Trust Company, 1.150% dated 6/30/2004, to be repurchased at $638,020 on 7/1/2004, collateralized by $620,000 FNMA, 6.250% maturing 5/15/2029 (value $653,325)	638,000

See Notes to Financial Statements.

3

Munder Power Plus Fund

Portfolio of Investments, June 30, 2004 (continued)

		Value

TOTAL INVESTMENTS
(Cost $57,985,755)	100.3%	$77,451,117
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(215,422)

NET ASSETS	100.0%	$77,235,695

*	Restricted security, that is subject to restrictions on resale under Stock Trading Agreement. Restrictions apply at prices under $2.00 per share and are based on daily average trading volume, percentage of holding sold over a specified period and sales below the ask price. At June 30, 2004, these securities were valued at $1.74, $0.97, and $0.94 per share respectively, which represents 100% of the market value of the unrestricted common stock of the same issuer. These securities represent $1,232,279, $290,154 and $70,537 or 1.6%, 0.38%, and 0.09% respectively, of the net assets at June 30, 2004.

Security	Acquisition Date	Cost

Electric City Corporation	12/11/02	$906,191
Electric City Corporation (Warrants) expires 12/10/2007	12/11/02	93,809
Electric City Corporation (Warrants) expires 04/17/2008	04/14/03	32,347

**	Fair value security as of June 30, 2004 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association
NYR  — New York Registered Shares

See Notes to Financial Statements.

4

At June 30, 2004 the country diversification of the Munder Power Plus Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCK:
United States	70.5%	$54,480,034
Canada	7.4	5,742,173
Cayman Islands	4.5	3,461,164
Netherlands	3.5	2,582,808
United Kingdom	2.8	2,169,153
Spain	2.5	1,960,842
France	2.3	1,739,048
Denmark	1.6	1,232,595
Norway	1.3	1,018,872
Bermuda	1.1	861,850
Germany	1.0	810,560
Panama	0.5	393,327

TOTAL COMMON STOCKS	99.0	76,452,426
WARRANTS	0.5	360,691
REPURCHASE AGREEMENT	0.8	638,000

TOTAL INVESTMENTS	100.3	77,451,117
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(215,422)

NET ASSETS	100.0%	$77,235,695

See Notes to Financial Statements.

5

Munder Power Plus Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$76,813,117
Repurchase agreement	638,000

Total Investments	77,451,117
Cash	633
Interest receivable	20
Dividends receivable	72,585
Receivable for investment securities sold	665,746
Receivable for Fund shares sold	31,580
Prepaid expenses and other assets	33,180

Total Assets	78,254,861

LIABILITIES:
Payable for Fund shares redeemed	521,193
Payable for investment securities purchased	238,119
Transfer agency/record keeping fees payable	73,024
Distribution and shareholder servicing fees payable — Class A, B and C Shares	48,068
Investment advisory fees payable	46,822
Trustees’ fees and expenses payable	25,947
Administration fees payable	8,743
Custody fees payable	3,693
Shareholder servicing fees payable — Class K shares	1
Accrued expenses and other payables	53,556

Total Liabilities	1,019,166

NET ASSETS	$77,235,695

Investments, at cost	$57,985,755

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(48,251)
Accumulated net realized loss on investments sold	(62,684,359)
Net unrealized appreciation of investments	19,466,222
Paid-in capital	120,502,083

$77,235,695

NET ASSETS:
Class A Shares	$22,181,869

Class B Shares	$39,395,634

Class C Shares	$15,410,903

Class K Shares	$7,664

Class Y Shares	$239,625

SHARES OUTSTANDING:
Class A Shares	2,317,602

Class B Shares	4,224,886

Class C Shares	1,651,494

Class K Shares	802

Class Y Shares	24,838

CLASS A SHARES:
Net asset value and redemption price per share	$9.57

Maximum sales charge	5.50%
Maximum offering price per share	$10.13

CLASS B SHARES:
Net asset value and offering price per share*	$9.32

CLASS C SHARES:
Net asset value and offering price per share*	$9.33

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.56

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.65

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Power Plus Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$5,321
Dividends(a)	919,721

Total Investment Income	925,042

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	54,439
Class B Shares	375,952
Class C Shares	151,450
Shareholder servicing fees:
Class K Shares	48
Investment advisory fees	560,487
Transfer agency/record keeping fees	323,294
Administration fees	105,174
Printing and mailing fees	66,050
Legal and audit fees	59,559
Registration and filing fees	50,904
Custody fees	33,819
Trustees’ fees and expenses	24,832
Other	9,408

Total Expenses	1,815,416
Fees waived by transfer agent	(7,601)

Net Expenses	1,807,815

NET INVESTMENT LOSS	(882,773)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	3,271,209
Security transactions of affiliated issuers	3,392,336
Foreign currency-related transactions	(30,888)
Net change in unrealized appreciation/(depreciation) of:
Securities	19,042,545
Foreign currency-related transactions	866

Net realized and unrealized gain on investments	25,676,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,793,295

(a)	Net of foreign withholding taxes of $38,431.

See Notes to Financial Statements.

8

Munder Power Plus Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment loss	$(882,773)	$(1,212,045)
Net realized gain/(loss) from security and foreign currency-related transactions	6,632,657	(42,175,532)
Net change in unrealized appreciation/ (depreciation) of securities and foreign currency-related transactions	19,043,411	30,265,899

Net increase/(decrease) in net assets resulting from operations	24,793,295	(13,121,678)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(5,206,586)	(9,208,461)
Class B Shares	(6,425,622)	(10,755,944)
Class C Shares	(3,384,493)	(4,564,005)
Class K Shares	(36,318)	(3,072)
Class Y Shares	31,833	(996,593)

Net increase/(decrease) in net assets	9,772,109	(38,649,753)
NET ASSETS:
Beginning of year	67,463,586	106,113,339

End of year	$77,235,695	$67,463,586

Accumulated net investment loss	$(48,251)	$(9,961)

See Notes to Financial Statements.

9

Munder Power Plus Fund

Statements of Changes In Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold	$4,252,915	$2,930,401
Redeemed	(9,459,501)	(12,138,862)

Net decrease	$(5,206,586)	$(9,208,461)

Class B Shares:
Sold	$2,567,073	$1,456,176
Redeemed	(8,992,695)	(12,212,120)

Net decrease	$(6,425,622)	$(10,755,944)

Class C Shares:
Sold	$1,627,879	$1,195,259
Redeemed	(5,012,372)	(5,759,264)

Net decrease	$(3,384,493)	$(4,564,005)

Class K Shares:
Redeemed	$(36,318)	$(3,072)

Net decrease	$(36,318)	$(3,072)

Class Y Shares:
Sold	$231,087	$330,234
Redeemed	(199,254)	(1,326,827)

Net increase/(decrease)	$31,833	$(996,593)

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold	514,786	460,400
Redeemed	(1,159,126)	(2,004,484)

Net decrease	(644,340)	(1,544,084)

Class B Shares:
Sold	318,109	246,478
Redeemed	(1,106,468)	(2,091,205)

Net decrease	(788,359)	(1,844,727)

Class C Shares:
Sold	201,272	202,299
Redeemed	(614,368)	(984,217)

Net decrease	(413,096)	(781,918)

Class K Shares:
Redeemed	(4,500)	(533)

Net decrease	(4,500)	(533)

Class Y Shares:
Sold	28,882	54,657
Redeemed	(25,826)	(214,504)

Net increase/(decrease)	3,056	(159,847)

See Notes to Financial Statements.

11

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year		Period
	Ended	Ended	Ended		Ended
	6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

Net asset value, beginning of period	$6.79	$7.42	$9.86		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.05)	(0.07)	(0.10)		(0.01)
Net realized and unrealized gain/(loss) on investments	2.83	(0.56)	(2.28)		(0.13)

Total from investment operations	2.78	(0.63)	(2.38)		(0.14)

Less distributions:
Distributions from net realized capital gain	—	—	(0.06)		—
Distributions from capital	—	—	(0.00	)(c)	—

Total distributions	—	—	(0.06)		—

Net asset value, end of period	$9.57	$6.79	$7.42		$9.86

Total return(b)	40.94%	(8.49)%	(24.11)%		(1.40)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$22,182	$20,107	$33,446		$59,147
Ratio of operating expenses to average net assets	1.89%	1.96%	1.76%		1.50	%(e)
Ratio of net investment loss to average net assets	(0.65)%	(1.22)%	(1.15)%		(0.41	)%(e)
Portfolio turnover rate	41%	93%	107%		36%
Ratio of operating expenses to average net assets without expense waivers	1.90%	1.97%	1.76%		1.50	%(e)

(a)	The Munder Power Plus Fund Class A Shares and Class B Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year		Period
Ended	Ended	Ended		Ended
6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

$6.66	$7.34	$9.83		$10.00

(0.11)	(0.12)	(0.16)		(0.02)
2.77	(0.56)	(2.27)		(0.15)

2.66	(0.68)	(2.43)		(0.17)

—	—	(0.06)		—
—	—	(0.00	)(c)	—

—	—	(0.06)		—

$9.32	$6.66	$7.34		$9.83

39.94%	(9.26)%	(24.70)%		(1.70)%

$39,396	$33,404	$50,354		$73,409
2.64%	2.71%	2.51%		2.25	%(e)
(1.40)%	(1.97)%	(1.90)%		(1.16	)%(e)
41%	93%	107%		36%
2.65%	2.72%	2.51%		2.25	%(e)

See Notes to Financial Statements.

13

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year		Period
	Ended	Ended	Ended		Ended
	6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

Net asset value, beginning of period	$6.67	$7.35	$9.84		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.11)	(0.12)	(0.16)		(0.02)
Net realized and unrealized gain/(loss) on investments	2.77	(0.56)	(2.27)		(0.14)

Total from investment operations	2.66	(0.68)	(2.43)		(0.16)

Less distributions:
Distributions from net realized capital gains	—	—	(0.06)		—
Distributions from capital	—	—	(0.00	)(c)	—

Total distributions	—	—	(0.06)		—

Net asset value, end of period	$9.33	$6.67	$7.35		$9.84

Total return(b)	39.88%	(9.25)%	(24.67)%		(1.60)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,411	$13,768	$20,917		$29,928
Ratio of operating expenses to average net assets	2.64%	2.71%	2.51%		2.25	%(e)
Ratio of net investment loss to average net assets	(1.40)%	(1.97)%	(1.90)%		(1.16	)%(e)
Portfolio turnover rate	41%	93%	107%		36%
Ratio of operating expenses to average net assets without expense waivers	2.65%	2.72%	2.51%		2.25	%(e)

(a)	Prior to the close on business of October 31, 2003, the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on March 13, 2001, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year		Period
Ended	Ended	Ended		Ended
6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

$6.79	$7.42	$9.86		$10.00

(0.05)	(0.07)	(0.09)		(0.01)
2.82	(0.56)	(2.29)		(0.13)

2.77	(0.63)	(2.38)		(0.14)

—	—	(0.06)		—
—	—	(0.00	)(c)	—

—	—	(0.06)		—

$9.56	$6.79	$7.42		$9.86

40.80%	(8.49)%	(24.11)%		(1.40)%

$8	$36	$43		$62
1.89%	1.96%	1.76%		1.50	%(e)
(0.65)%	(1.22)%	(1.15)%		(0.41	)%(e)
41%	93%	107%		36%
1.90%	1.97%	1.76%		1.50	%(e)

See Notes to Financial Statements.

15

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year		Period
	Ended	Ended	Ended		Ended
	6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

Net asset value, beginning of period	$6.83	$7.45	$9.87		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.03)	(0.06)	(0.07)		(0.00	)(c)
Net realized and unrealized gain/(loss) on investments	2.85	(0.56)	(2.29)		(0.13)

Total from investment operations	2.82	(0.62)	(2.36)		(0.13)

Less distributions:
Distributions from net realized capital gain	—	—	(0.06)		—
Distributions from capital	—	—	(0.00	)(c)	—

Total distributions	—	—	(0.06)		—

Net asset value, end of period	$9.65	$6.83	$7.45		$9.87

Total return (b)	41.29%	(8.32)%	(23.89)%		(1.30)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$240	$149	$1,352		$2,039
Ratio of operating expenses to average net assets	1.64%	1.71%	1.51%		1.25	%(e)
Ratio of net investment loss to average net assets	(0.40)%	(0.97)%	(0.90)%		(0.16	)%(e)
Portfolio turnover rate	41%	93%	107%		36%
Ratio of operating expenses to average net assets without expense waivers	1.65%	1.72%	1.51%		1.25	%(e)

(a)	The Munder Power Plus Fund Class Y Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Power Plus Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. As of the close of business on October 31, 2003, Class II Shares of the Fund were converted and/or reclassified as Class C Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

    On August 11, 2003, the Board of Directors of The Munder Funds, Inc. (“MFI”) and Board of Trustees of MST approved the reorganization and redomiciliation of the Munder Power Plus Fund, a series of MFI, with and into the Fund. On October 30, 2003, the reorganization and redomiciliation was completed.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

17

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions.

18

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

19

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $7,601 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

20

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $105,174 before payment of sub-administration fees and $43,868 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1405% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $10 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for

21

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service

22

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $27 to Comerica Securities and $146 to Comerica Bank for shareholder services provided to Class A, Class B, Class C (including former Class II shareholders) and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $30,472,614 and $42,556,712 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $19,192,690 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $785,545 and net appreciation for Federal income tax purposes was $18,407,145. At June 30, 2004, aggregate cost for Federal income tax purposes was $59,043,972.

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies in which the fund owns at least 5% of the company’s voting securities. At, or during the year ended June 30, 2004, the Fund held the following securities of affiliated companies:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	6/30/04	Gain/(Loss)

Electric City Corporation (Restricted)*	$1,098,838	—	—	—	650,000	$1,232,279	$929,552
Electric City Corporation*
	327,418	—	—	$413,183	359,800	—	(500)
Electric City Corporation (warrants exp. 12/10/07)*	88,759	—	—	—	—	290,154	—
Electric City Corporation (warrants exp. 4/17/08)*	21,474	—	—	—	—	70,537	—
Savanna Energy Services Corporation*
	2,785,206	—	—	2,311,789	1,184,500	777,413	2,463,284

							$3,392,336

*	During the year ended June 30, 2004, this security became unaffiliated.

7. Industry Concentration

    The Fund invests most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund is particularly vulnerable to rapid changes in technology product cycles, developments in the energy sector, fluctuations in price and supply of energy

23

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation.

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $953.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for foreign currency gains and losses and net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(loss)	Gain/(Loss)	Capital

$844,483	$30,888	$(875,371)

24

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October
Loss/Capital Loss	Unrealized
Carryover	Appreciation/(Depreciation)	Total

$(61,653,341)	$18,408,005	$(43,245,336)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $61,626,142 of unused capital losses of which $6,102,755 and $36,354,521 and $19,168,866 expire in 2010, 2011, and 2012, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer currency losses arising between November 1, 2003 and June 30, 2004 of $27,199.

11. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved the implementation of a 2% short-term trading (redemption) fee applicable to all classes of shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

12. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $958,152, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

13. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each

25

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

14. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

15. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

16. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested

26

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

27

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

28

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

29

Munder Power Plus Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
	Position(s)	Office(1) and
	with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

30

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Power Plus Fund and

Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Power Plus Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Power Plus Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

31

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33

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNPP604

ANNUAL REPORT
June 30, 2004
Munder Real Estate
Equity Investment Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
15	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in real estate-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, real estate investments are subject to special risks related to property tax rates, property values and borrower defaults. The Fund also concentrates its holdings in a small number of investments, which increases the Fund’s risk because each investment has a greater effect on performance.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND

Fund Manager: The Munder Real Estate Equity Investment Fund Team

    The Fund generated a return of 26.40% for the year ended June 30, 2004, relative to the 27.08% return for the National Association of Real Estate Investment Trusts (NAREIT) Real-Time Index (Equity) and the 27.03% median return for the Lipper universe of real estate mutual funds.

    The Fund had strong absolute performance for the year, but lagged its NAREIT benchmark. The strongest positive impact on the Fund’s return for the year came from the regional malls and office sectors of the Fund. The Fund was overweighted in both General Growth Properties, Inc. (4.5% of the Fund) and The Mills Corporation (2.5% of the Fund), the top performers in the regional malls sector of the NAREIT Index. An overweight in Corporate Office Properties Trust (1.4% of the Fund) and an underweight in Equity Office Properties Trust (2.1% of the Fund) were responsible for strong relative returns in the office sector of the Fund.

    The performance of individual stocks in the lodging/ resorts sector of the Fund largely offset the Fund’s positive factors. An overweight in Ashford Hospitality Trust, Inc. (1.3% of the Fund) and Highland Hospitality Corporation (2.0% of the Fund), along

ii

with an underweight in Hospitality Properties Trust (0.2% of the Fund) held back returns. The lack of a position in the self-storage sector also hurt relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The NAREIT Real-Time Index (Equity) is an unmanaged index that includes all equity REITs listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of real estate mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Real Estate Equity Investment Fund (the “Fund”) since the inception of its oldest class of shares, Class A Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Real Estate Equity Investment Fund

CLASS A SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

#	The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The National Association of Real Estate Investment Trusts (“NAREIT”) Real-Time Index (Equity) is an unmanaged index that includes all equity real estate investment trusts listed on the New York Stock Exchange, the NASDAQ National Market System or the American Stock Exchange. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 10/1/94, 10/1/94, 1/1/96, 10/1/96, and 10/1/94, respectively.

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

						Lipper
				S&P	NAREIT	Real Estate
Class and	With		Without	500®	Index	Funds
Inception Date	Load		Load	Index#	(Equity)#	Median**

CLASS A (9/30/94)	$28,272	*	$29,912	$29,150	$31,915	$32,133

CLASS B (10/3/94)	N/A		28,129	29,150	31,915	32,133

CLASS C (1/5/96)	N/A		24,695	21,216	27,687	27,826

CLASS K (10/3/96)	N/A		22,750	18,682	24,329	24,282

CLASS Y (10/3/94)	N/A		30,631	29,150	31,915	32,133

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Since		Since
Class and	Year		Year	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (9/30/94)	19.17%	*	26.11%	11.46%	*	12.72%	11.25%	*	11.89%

CLASS B (10/3/94)	20.24%	†	25.24%	11.60%	†	11.86%	N/A		11.20%

CLASS C (1/5/96)	24.16%	†	25.16%	N/A		11.87%	N/A		11.24%

CLASS K (10/3/96)	N/A		26.16%	N/A		12.69%	N/A		11.20%

CLASS Y (10/3/94)	N/A		26.40%	N/A		12.98%	N/A		12.18%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

**	The Lipper Real Estate Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 10/1/94, 10/1/94, 1/1/96, 10/1/96, and 10/1/94, respectively.

v

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vi

Munder Real Estate Equity Investment Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 98.8%
Apartments — 10.6%
17,375	Apartment Investment & Management Company, Class A	$540,884
63,660	Archstone-Smith Trust	1,867,148
16,259	AvalonBay Communities, Inc.	918,958
13,300	Camden Property Trust	609,140
75,200	Equity Residential	2,235,696
10,825	Essex Property Trust, Inc.	739,889
29,000	Town and Country Trust (The)	731,960

		7,643,675

Diversified — 9.8%
21,300	Crescent Real Estate Equities Company	343,356
27,000	iStar Financial, Inc.	1,080,000
50,800	New Castle Investment Corp.	1,521,460
53,725	RAIT Investment Trust	1,324,321
49,025	Vornado Realty Trust	2,799,818

		7,068,955

Healthcare — 6.4%
57,300	Health Care REIT, Inc.	1,862,250
63,400	Medical Properties Trust, Inc., 144A,*, ††	634,000
90,600	Ventas, Inc.	2,115,510

		4,611,760

Industrial — 8.3%
25,125	AMB Property Corporation	870,079
7,850	CenterPoint Properties Trust	602,487
71,300	First Potomac Realty Trust	1,366,821
97,500	ProLogis	3,209,700

		6,049,087

Lodging/Resorts — 8.2%
115,100	Ashford Hospitality Trust, Inc.	961,085
103,400	Hersha Hospitality Trust, Class A	1,021,592
140,600	Highland Hospitality Corporation	1,413,030
4,200	Hospitality Properties Trust	177,660
161,000	Host Marriott Corporation†	1,989,960
26,400	MeriStar Hospitality Corporation	180,576
4,100	Starwood Hotels & Resorts Worldwide, Inc.	183,885

		5,927,788

See Notes to Financial Statements.

1

Munder Real Estate Equity Investment Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Mixed — 6.2%
41,500	Duke Realty Corporation	$1,320,115
27,000	PS Business Parks, Inc.	1,086,480
76,175	Reckson Associates Realty Corp.	2,091,766

		4,498,361

Office — 11.9%
79,750	AmeriVest Properties, Inc.	469,727
61,875	Boston Properties, Inc.	3,098,700
19,225	CarrAmerica Realty Corporation	581,172
41,800	Corporate Office Properties Trust	1,038,730
55,899	Equity Office Properties Trust	1,520,453
17,500	Government Properties Trust, Inc.	182,875
36,300	SL Green Realty Corp.	1,698,840

		8,590,497

Regional Malls — 17.5%
26,150	CBL & Associates Properties, Inc.	1,438,250
109,700	General Growth Properties, Inc.	3,243,829
39,200	Mills Corporation (The)	1,830,640
49,300	Rouse Company (The)	2,341,750
73,725	Simon Property Group, Inc.	3,790,939

		12,645,408

Shopping Centers — 16.6%
19,300	Chelsea Property Group, Inc.	1,258,746
81,600	Developers Diversified Realty Corporation	2,886,192
73,200	Equity One, Inc.	1,323,456
51,512	Kimco Realty Corporation	2,343,796
23,200	Pan Pacific Retail Properties, Inc.	1,172,064
24,700	Regency Centers Corporation	1,059,630
63,725	Weingarten Realty Investors	1,993,318

		12,037,202

See Notes to Financial Statements.

2

Shares		Value

Specialty — 3.3%
12,300	American Financial Realty Trust	$175,767
64,100	Correctional Properties Trust	1,874,925
17,500	Friedman, Billings, Ramsey Group, Inc., Class A	346,325

		2,397,017

TOTAL COMMON STOCKS
(Cost $49,712,348)		71,469,750

PREFERRED STOCK — 1.4%
(Cost $1,000,000)
Mixed — 1.4%
20,000	Bedford Property Investors, Inc., 8.75%, 144A,*, **	983,000

TOTAL INVESTMENTS
(Cost $50,712,348)	100.2%	72,452,750
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(133,278)

NET ASSETS	100.0%	$72,319,472

*	Fair valued security as of June 30, 2004 (see Notes to Financial Statements, Note 2).

**	Restricted security, that is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Real Estate Equity Investment Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At June 30, 2004, these securities represent $983,000, 1.4% of net assets.

Security	Acquisition Date	Cost

Bedford Property Investors, Inc., 8.75%	07/29/03	1,000,000

†	Non-income producing security.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

See Notes to Financial Statements.

3

Munder Real Estate Equity Investment Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value (see accompanying schedule)	$72,452,750
Dividends receivable	355,870
Receivable for investment securities sold	105,925
Receivable for Fund shares sold	72,386
Prepaid expenses and other assets	35,273

Total Assets	73,022,204

LIABILITIES:
Due to custodian	91,910
Payable for Fund shares redeemed	501,297
Payable for securities purchased	10,901
Trustees’ fees and expenses payable	23,239
Transfer agency/ record keeping fees payable	14,059
Distribution and shareholder servicing fees payable — Class A, B and C Shares	8,800
Administration fees payable	8,599
Investment advisory fees payable	820
Custody fees payable	345
Accrued expenses and other payables	42,762

Total Liabilities	702,732

NET ASSETS	$72,319,472

Investments, at cost	$50,712,348

See Notes to Financial Statements.

4

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(18,469)
Accumulated net realized loss on investments sold	(2,479,339)
Net unrealized appreciation of investments	21,740,402
Paid-in capital	53,076,878

$72,319,472

NET ASSETS:
Class A Shares	$4,823,642

Class B Shares	$6,847,841

Class C Shares	$2,781,012

Class K Shares	$1,255,036

Class Y Shares	$56,611,941

SHARES OUTSTANDING:
Class A Shares	265,468

Class B Shares	377,787

Class C Shares	152,574

Class K Shares	69,195

Class Y Shares	3,113,459

CLASS A SHARES:
Net asset value and redemption price per share	$18.17

Maximum sales charge	5.50%
Maximum offering price per share	$19.23

CLASS B SHARES:
Net asset value and offering price per share*	$18.13

CLASS C SHARES:
Net asset value and offering price per share*	$18.23

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$18.14

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$18.18

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

5

Munder Real Estate Equity Investment Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$8,627
Dividends	3,401,062

Total Investment Income	3,409,689

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	11,937
Class B Shares	69,374
Class C Shares	19,902
Shareholder servicing fees:
Class K Shares	7,007
Investment advisory fees	512,727
Administration fees	97,472
Transfer agency/ record keeping fees	67,568
Legal and audit fees	49,585
Registration and filing fees	45,676
Trustees’ fees and expenses	24,934
Custody fees	19,841
Other	38,955

Total Expenses	964,978
Fees waived by transfer agent	(2,299)

Net Expenses	962,679

NET INVESTMENT INCOME	2,447,010

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	2,452,820
Net change in unrealized appreciation/ (depreciation) of securities	10,170,441

Net realized and unrealized gain on investments	12,623,261

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,070,271

See Notes to Financial Statements.

6

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$2,447,010	$2,464,019
Net realized gain from security transactions	2,452,820	2,148,436
Net change in unrealized appreciation/(depreciation) of securities	10,170,441	(804,065)

Net increase in net assets resulting from operations	15,070,271	3,808,390
Dividends to shareholders from net investment income
Class A Shares	(177,765)	(155,894)
Class B Shares	(211,046)	(184,353)
Class C Shares	(58,836)	(51,324)
Class K Shares	(110,737)	(126,631)
Class Y Shares	(2,113,883)	(2,247,416)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	500,568	92,566
Class B Shares	(136,606)	1,072,955
Class C Shares	1,340,916	(56,191)
Class K Shares	(2,737,560)	707,646
Class Y Shares	3,317,956	(5,882,295)

Net increase/(decrease) in net assets	14,683,278	(3,022,547)
NET ASSETS
Beginning of year	57,636,194	60,658,741

End of year	$72,319,472	$57,636,194

Accumulated distributions in excess of net investment income	$(18,469)	$(7,857)

See Notes to Financial Statements.

7

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$3,820,540	$5,796,866
Issued as reinvestment of dividends	124,726	101,236
Redeemed	(3,444,698)	(5,805,536)

Net increase	$500,568	$92,566

Class B Shares:
Sold	$2,915,465	$2,965,753
Issued as reinvestment of dividends	128,253	106,158
Redeemed*	(3,180,324)	(1,998,956)

Net increase/(decrease)	$(136,606)	$1,072,955

Class C Shares:
Sold	$1,989,501	$598,665
Issued as reinvestment of dividends	34,977	34,867
Redeemed	(683,562)	(689,723)

Net increase/(decrease)	$1,340,916	$(56,191)

Class K Shares:
Sold	$583,022	$746,886
Redeemed	(3,320,582)	(39,240)

Net increase/(decrease)	$(2,737,560)	$707,646

Class Y Shares:
Sold	$9,113,861	$4,478,722
Issued as reinvestment of dividends	260,079	412,813
Redeemed	(6,055,984)	(10,773,830)

Net increase/(decrease)	$3,317,956	$(5,882,295)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

8

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	221,600	429,789
Issued as reinvestment of dividends	7,194	7,523
Redeemed	(203,855)	(431,641)

Net increase	24,939	5,671

Class B Shares:
Sold	169,465	218,051
Issued as reinvestment of dividends	7,453	7,908
Redeemed*	(187,134)	(150,543)

Net increase/(decrease)	(10,216)	75,416

Class C Shares:
Sold	109,617	44,042
Issued as reinvestment of dividends	2,021	2,596
Redeemed	(39,711)	(51,142)

Net increase/(decrease)	71,927	(4,504)

Class K Shares:
Sold	34,943	55,707
Redeemed	(177,797)	(2,977)

Net increase/(decrease)	(142,854)	52,730

Class Y Shares:
Sold	515,884	334,464
Issued as reinvestment of dividends	15,042	30,932
Redeemed	(348,232)	(781,061)

Net increase/(decrease)	182,694	(415,665)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

9

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$14.96		$14.65	$13.22	$12.09	$12.78

Income/(loss) from investment operations:
Net investment income	0.60		0.58	0.58	0.44	0.56
Net realized and unrealized gain/(loss) on investments	3.26		0.39	1.52	1.30	(0.57)

Total from investment operations	3.86		0.97	2.10	1.74	(0.01)

Less distributions:
Dividends from net investment income	(0.65)		(0.66)	(0.50)	(0.43)	(0.56)
Distributions from capital	—		—	(0.17)	(0.18)	(0.12)

Total distributions	(0.65)		(0.66)	(0.67)	(0.61)	(0.68)

Net asset value, end of period	$18.17		$14.96	$14.65	$13.22	$12.09

Total return(b)	26.11%		7.22%	16.52%	14.80%	0.63%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,824		$3,599	$3,441	$3,155	$3,730
Ratio of operating expenses to average net assets	1.48%		1.51%	1.20%	1.30%	1.33%
Ratio of net investment income to average net assets	3.45	%(d)	4.32%	4.33%	4.83%	4.90%
Portfolio turnover rate	22%		19%	39%	30%	15%
Ratio of operating expenses to average net assets without expense waivers	1.48%		1.51%	1.21%	1.30%	1.33%

(a)	The Munder Real Estate Equity Investment Fund Class A Shares and Class B Shares commenced operations on September 30, 1994 and October 3, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

10

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$14.92		$14.62	$13.19	$12.10	$12.77

0.47		0.48	0.48	0.34	0.47
3.26		0.38	1.52	1.27	(0.54)

3.73		0.86	2.00	1.61	(0.07)

(0.52)		(0.56)	(0.40)	(0.34)	(0.48)
—		—	(0.17)	(0.18)	(0.12)

(0.52)		(0.56)	(0.57)	(0.52)	(0.60)

$18.13		$14.92	$14.62	$13.19	$12.10

25.24%		6.36%	15.69%	13.67%	(0.04)%

$6,848		$5,790	$4,569	$3,571	$3,291
2.23%		2.26%	1.95%	2.05%	2.08%
2.72	%(d)	3.57%	3.58%	4.08%	4.15%
22%		19%	39%	30%	15%
2.23%		2.26%	1.96%	2.05%	2.08%

See Notes to Financial Statements.

11

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$15.01		$14.70	$13.26	$12.16	$12.82

Income/(loss) from investment operations:
Net investment income	0.45		0.48	0.48	0.34	0.48
Net realized and unrealized gain/(loss) on investments	3.29		0.39	1.53	1.28	(0.54)

Total from investment operations	3.74		0.87	2.01	1.62	(0.06)

Less distributions:
Dividends from net investment income	(0.52)		(0.56)	(0.40)	(0.34)	(0.48)
Distributions from capital	—		—	(0.17)	(0.18)	(0.12)

Total distributions	(0.52)		(0.56)	(0.57)	(0.52)	(0.60)

Net asset value, end of period	$18.23		$15.01	$14.70	$13.26	$12.16

Total return(b)	25.16%		6.40%	15.68%	13.68%	0.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,781		$1,211	$1,252	$938	$669
Ratio of operating expenses to average net assets	2.23%		2.26%	1.95%	2.05%	2.08%
Ratio of net investment income to average net assets	2.58	%(d)	3.57%	3.58%	4.08%	4.15%
Portfolio turnover rate	22%		19%	39%	30%	15%
Ratio of operating expenses to average net assets without expense waivers	2.23%		2.26%	1.96%	2.05%	2.08%

(a)	The Munder Real Estate Equity Investment Fund Class C shares and Class K shares commenced operations on January 5, 1996 and October 3, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

12

K Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$14.93		$14.63	$13.20	$12.09	$12.78

0.61		0.58	0.58	0.43	0.56
3.25		0.38	1.52	1.29	(0.57)

3.86		0.96	2.10	1.72	(0.01)

(0.65)		(0.66)	(0.50)	(0.43)	(0.56)
—		—	(0.17)	(0.18)	(0.12)

(0.65)		(0.66)	(0.67)	(0.61)	(0.68)

$18.14		$14.93	$14.63	$13.20	$12.09

26.16%		7.16%	16.55%	14.73%	0.55%

$1,255		$3,166	$2,331	$1,712	$1,234
1.48%		1.51%	1.20%	1.30%	1.33%
3.64	%(d)	4.32%	4.33%	4.83%	4.90%
22%		19%	39%	30%	15%
1.48%		1.51%	1.21%	1.30%	1.33%

See Notes to Financial Statements.

13

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(b)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$14.97		$14.66	$13.23	$12.13	$12.80

Income/(loss) from investment operations:
Net investment income	0.63		0.62	0.61	0.47	0.59
Net realized and unrealized gain/(loss) on investments	3.27		0.38	1.52	1.28	(0.55)

Total from investment operations	3.90		1.00	2.13	1.75	0.04

Less distributions:
Dividends from net investment income	(0.69)		(0.69)	(0.53)	(0.47)	(0.59)
Distributions from capital	—		—	(0.17)	(0.18)	(0.12)

Total distributions	(0.69)		(0.69)	(0.70)	(0.65)	(0.71)

Net asset value, end of period	$18.18		$14.97	$14.66	$13.23	$12.13

Total return(b)	26.40%		7.48%	16.80%	14.89%	0.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$56,612		$43,871	$49,066	$49,483	$55,645
Ratio of operating expenses to average net assets	1.23%		1.26%	0.95%	1.05%	1.08%
Ratio of net investment income to average net assets	3.67	%(d)	4.57%	4.58%	5.08%	5.15%
Portfolio turnover rate	22%		19%	39%	30%	15%
Ratio of operating expenses to average net assets without expense waivers	1.23%		1.26%	0.96%	1.05%	1.08%

(a)	The Munder Real Estate Equity Investment Fund Class Y shares commenced operations on October 3, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

14

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Real Estate Equity Investment Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price

15

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

of such exchange. Equity securities for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $2,299 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

16

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.74% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31,

17

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $97,472 before payment of sub-administration fees and $41,137 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1406% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $5,275 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $300 from commissions on sales of Class A Shares for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of

18

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $29 to Comerica Securities and $6,205 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $19,170,669 and $15,431,699 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $22,132,320 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $488,084 and net appreciation for Federal income tax purposes was $21,644,236. At June 30, 2004, aggregate cost for Federal income tax purposes was $50,808,514.

19

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

6. Industry Concentration

    The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, and accordingly, is more susceptible to factors adversely affecting the U.S. real estate industry.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $1,034.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for real estate investment trusts were

20

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital

214,645	609,801	(824,446)

    During the years ended June 30, 2004 and June 30, 2003, dividends of $2,672,267 and $2,765,618, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(2,383,173)	$21,644,236	$19,261,063

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $2,383,173 of unused capital losses expiring in 2009.

10. Reclassification

    Certain distributions from the prior year have been reclassified to conform with current year financial statement presentation.

11. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved the implementation of a 2% short-term trading (redemption) fee applicable to all classes of shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Funds.

12. Tax Information (unaudited)

    Of the distributions made by the Fund, 1.12% represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders.

21

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $20,603, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during the calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

13. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

14. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

15. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

22

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

16. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
	Position(s)	Office(1) and	Principal	Complex
	with the	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

23

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
	Position(s)	Office(1) and	Principal	Complex
	with the	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

24

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
	Position(s)	Office(1) and	Principal	Complex
	with the	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

25

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s)	Length of
Name, Address and Age	with the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

26

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Real Estate Equity Investment Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Real Estate Equity Investment Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Real Estate Equity Investment Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

27

[This Page Intentionally Left Blank]

28

[This Page Intentionally Left Blank]

29

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNREIT604

ANNUAL REPORT
June 30, 2004
Munder Small Company
Growth Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER SMALL COMPANY GROWTH FUND

Fund Manager: The Munder Small Company Growth Fund Team

    The Fund posted a return of 25.57% for the year ended June 30, 2004, relative to the 31.55% return for the Russell 2000 Growth Index and the 26.85% median return for the Lipper universe of small-cap growth mutual funds.

    The Fund posted a strong absolute return for the year, but lagged its Russell 2000 Growth benchmark. Strength in the financials and health care sectors was offset by relative weakness in the information technology and consumer staples sectors of the Fund. The industrials and consumer discretionary sectors also posted relatively weak returns.

    The largest contributors to relative returns in the financials sector were FPIC Insurance Group, Inc. (0.5% of the Fund) and Cash America International, Inc. (1.9% of the Fund). In the health care sector, eResearchTechnology, Inc. (1.0% of the Fund) and VCA Antech, Inc. were the largest contributors to relative performance during the year. VCA Antech was sold during the year because of valuation concerns.

    In the information technology sector, the major contributions to relative performance came from Alvarion Ltd. (1.2% of the Fund) and Epicor Software Corporation (1.7% of the Fund). This strength, however, was offset by weakness in a number of holdings, including United Online, Inc. (1.2% of the Fund) and Fair Isaac Corporation. Fair Isaac was sold before June 30. In the consumer staples sector, Performance Food Group Company (0.8% of the Fund) detracted the most from relative

ii

returns. Tetra Tech, Inc. (0.9% of the Fund) had the largest negative impact on relative returns in the industrials sector. In the consumer discretionary sector, the strength in a number of holdings, including Shuffle Master, Inc. (0.7% of the Fund) and Steiner Leisure Limited (2.0% of the Fund) was offset by relative weakness from other holdings, including The Bombay Company, Inc. (0.7% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 companies based on market capitalization in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market) with higher price-to-book ratios and higher forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap growth mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Munder Small Company Growth Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Small Company Growth Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

				Russell
				2000	Lipper Small-
Class and	With		Without	Growth	Cap Growth
Inception Date	Load		Load	Index#	Funds Median**

CLASS A (11/23/92)	$16,915	*	$17,901	$19,951	$29,059

CLASS B (4/28/94)	N/A		16,649	19,951	29,059

CLASS C (9/26/95)	N/A		12,127	14,241	20,038

CLASS K (11/23/92)	N/A		17,642	19,951	29,059

CLASS Y (12/1/91)	N/A		18,093	19,951	29,059

	AVERAGE ANNUAL TOTAL RETURNS

						Five			Ten			Since
	One		One	Five		Years	Ten		Years	Since		Inception
Class and	Year		Year	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		w/out load	w/load		load	w/load		load	w/load		load

CLASS A (11/23/92)	18.36%	*	25.22%	(4.74)%	*	(3.66)%	5.40%	*	6.00%	4.95%	*	5.46%

CLASS B (4/28/94)	19.47%	†	24.47%	(4.99)	†	(4.63)%	N/A		5.23%	N/A		4.33%

CLASS C (9/26/95)	23.37%		24.37%	N/A		(4.65)%	N/A		N/A	N/A		2.23%

CLASS K (11/23/92)	N/A		25.34%	N/A		(3.94)%	N/A		5.84%	N/A		5.33%

CLASS Y (12/1/91)	N/A		25.57%	N/A		(3.71)%	N/A		6.11%	N/A		6.92%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 7/1/94, 10/1/95, 7/1/94, and 7/1/94, respectively.

**	The Lipper Small-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 7/1/94, 10/1/95, 7/1/94, and 7/1/94, respectively.

v

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vi

Munder Small Company Growth Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 96.9%
Aerospace & Defense — 0.9%
16,300	Sypris Solutions, Inc.	$312,797

Auto Components — 0.7%
19,300	Tenneco Automotive, Inc.†	255,339

Biotechnology — 5.5%
9,700	Connetics Corporation†, ***	195,940
5,200	Digene Corporation†, ***	189,956
25,400	Human Genome Sciences, Inc.†, ***	295,402
9,400	ILEX Oncology, Inc.†, ***	234,906
6,900	Ligand Pharmaceuticals Incorporated†, ***	119,922
3,300	Martek Biosciences Corporation†, ***	185,361
23,600	Serologicals Corporation†, ***	471,764
20,500	Vertex Pharmaceuticals Incorporated†, ***	222,220

		1,915,471

Chemicals — 1.4%
2,400	Albemarle Corporation***	75,960
3,500	Georgia Gulf Corporation***	125,510
5,100	Hercules, Inc.†, ***	62,169
2,700	Quaker Chemical Corporation***	74,574
2,900	Spartech Corporation***	75,226
2,500	Symyx Technologies, Inc.†	60,300

		473,739

Commercial Banks — 3.6%
27,200	Prosperity Bancshares, Inc.***	662,320
13,150	Southwest Bancorporation of Texas, Inc.	580,178

		1,242,498

Commercial Services & Supplies — 8.4%
14,300	Asset Acceptance Capital Corp.†, ***	243,100
10,400	Bright Horizons Family Solutions, Inc.†	557,544
16,450	Education Management Corporation†, ***	540,547
23,100	FTI Consulting, Inc.†, ***	381,150
18,550	School Specialty, Inc.†, ***	673,551
19,900	Tetra Tech, Inc.†, ***	324,768
3,400	The Corporate Executive Board Company†, ***	196,486

		2,917,146

See Notes to Financial Statements.

1

Munder Small Company Growth Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Communications Equipment — 2.4%
31,700	Alvarion Ltd.†, ***	$420,976
7,400	Avocent Corporation†, ***	271,876
16,200	Performance Technologies Incorporated†	152,442

		845,294

Computers & Peripherals — 2.4%
11,600	Avid Technology, Inc.†, ***	633,012
8,450	Stratasys, Inc.†, ***	209,222

		842,234

Consumer Finance — 3.1%
28,300	Cash America International, Inc.***	650,900
45,800	Rewards Network, Inc.†, ***	412,200

		1,063,100

Distributors — 1.2%
38,800	Source Interlink Companies, Inc.†	431,456

Diversified Telecommunication Services — 0.5%
6,500	CT Communications, Inc.***	97,825
1,900	SureWest Communications***	60,040

		157,865

Electronic Equipment & Instruments — 2.0%
10,300	Itron, Inc.†, ***	236,282
20,200	Multi-Fineline Electronix, Inc.†	202,808
22,900	TTM Technologies, Inc.†, ***	271,365

		710,455

Energy Equipment & Services — 2.6%
23,100	FMC Technologies, Inc.†	665,280
6,600	Oceaneering International, Inc.†	226,050

		891,330

Food & Staples Retailing — 1.5%
10,950	Performance Food Group Company†, ***	290,613
7,700	United Natural Foods, Inc.†	222,607

		513,220

Health Care Equipment & Supplies — 8.5%
51,800	CardioDynamics International Corporation†, ***	261,590
14,500	ICU Medical, Inc.†, ***	486,185

See Notes to Financial Statements.

2

Shares		Value

Health Care Equipment & Supplies (Continued)
15,500	Integra LifeSciences Holdings Corporation†	$546,685
13,700	Kensey Nash Corporation†	472,650
9,775	Orthofix International N.V.†	417,686
11,500	Possis Medical, Inc.†, ***	392,725
14,100	VISX, Incorporated†, ***	376,752

		2,954,273

Health Care Providers & Services — 5.5%
8,500	American Healthways, Inc.†, ***	226,270
6,850	Coventry Health Care, Inc.†, ***	334,965
12,900	eResearch Technology, Inc.†, ***	361,200
12,900	ICON PLC, ADR†,	567,471
18,400	MIM Corporation†, ***	160,080
14,437	Odyssey Healthcare, Inc.†, ***	271,704

		1,921,690

Hotels, Restaurants & Leisure — 4.1%
21,700	California Pizza Kitchen, Inc.†, ***	415,772
15,000	Ruby Tuesday, Inc.	411,750
19,000	Scientific Games Corporation†	363,660
6,849	Shuffle Master, Inc.†, ***	248,687

		1,439,869

Household Durables — 0.2%
5,300	Tempur-Pedic International, Inc.†	74,253

Information Technology Services — 2.8%
13,600	CACI International, Inc.†	549,984
54,500	Lionbridge Technologies, Inc.†, ***	416,925

		966,909

Insurance — 3.2%
7,435	FPIC Insurance Group, Inc.†, ***	183,570
20,200	Scottish Re Group Ltd.***	469,650
7,600	Triad Guaranty, Inc.†, ***	442,320

		1,095,540

Internet Software & Services — 4.8%
15,900	Aladdin Knowledge Systems Ltd.†, ***	261,555
22,100	Digital Insight Corporation†, ***	458,133
10,600	j2 Global Communications, Inc.†, ***	294,680

See Notes to Financial Statements.

3

Munder Small Company Growth Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet Software & Services (Continued)
80,600	LivePerson, Inc.†, ***	$242,606
23,500	United Online, Inc.†, ***	413,835

		1,670,809

Machinery — 3.6%
17,500	Actuant Corporation, Class A†, ***	682,325
8,000	Toro Company	560,560

		1,242,885

Media — 1.4%
20,300	4Kids Entertainment, Inc.†, ***	485,576

Metals & Mining — 1.1%
3,500	Gibraltar Steel Corporation***	114,870
5,100	NN, Inc.	64,821
4,900	Pan American Silver Corp.†, ***	64,435
10,900	Royal Gold, Inc.***	154,453

		398,579

Paper & Forest Products — 0.3%
6,600	Wausau-Mosinee Paper Corporation***	114,180

Pharmaceuticals — 3.6%
8,500	Atrix Laboratories, Inc.†, ***	291,380
11,700	Impax Laboratories, Inc.†, ***	226,746
3,500	Kos Pharmaceuticals, Inc.†, ***	115,395
6,900	Medicines Company (The)***	210,519
10,500	Noven Pharmaceuticals, Inc.†	231,210
4,800	Salix Pharmaceuticals Ltd.†, ***	158,160

		1,233,410

Real Estate — 1.2%
41,200	Highland Hospitality Corporation	414,060

Road & Rail — 2.6%
20,050	Genesee & Wyoming, Inc., Class A†	475,185
15,000	Old Dominion Freight Line, Inc.†	442,200

		917,385

See Notes to Financial Statements.

4

Shares		Value

Semiconductors & Semiconductor Equipment — 2.4%
8,100	Brooks Automation, Inc.†, ***	$163,215
10,900	Cymer, Inc.†, ***	408,096
46,200	Siliconware Precision Industries Co., Ltd., ADR†, ***	187,572
3,200	Standard Microsystems Corporation†	74,624

		833,507

Software — 7.5%
11,900	Altiris, Inc.†, ***	328,559
43,000	Epicor Software Corporation†, ***	604,150
9,000	Macrovision Corporation†	225,270
24,400	Magma Design Automation, Inc.†, ***	469,212
14,000	Merge Technologies Incorporated†, ***	204,820
9,300	TALX Corporation***	227,199
45,200	Witness Systems, Inc.†	549,180

		2,608,390

Specialty Retail — 6.4%
42,500	Bombay Company, Inc. (The)†, ***	260,525
42,600	Casual Male Retail Group, Inc.†, ***	310,980
10,950	Cost Plus, Inc.†, ***	355,328
12,900	O’Reilly Automotive, Inc.†, ***	583,080
31,700	Steiner Leisure Limited†	697,400

		2,207,313

Thrifts & Mortgage Finance — 1.0%
11,220	Sterling Financial Corporation	357,581

Wireless Telecommunication Services — 0.5%
6,400	Western Wireless Corporation†, ***	185,024

TOTAL COMMON STOCKS
(Cost $27,677,195)		33,693,177

INVESTMENT COMPANY SECURITIES — 1.0%
(Cost $337,816)
3,000	iShares Russell 2000 Index Fund***	353,970

See Notes to Financial Statements.

5

Munder Small Company Growth Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

WARRANTS — 0.0%
Commercial Services & Supplies — 0.0%
4,105	American Banknote Corporation, Series 1, expires 10/01/2007, (exercise price: $10.00)†, **	$0
4,105	American Banknote Corporation, Series 2, expires 10/01/2007, (exercise price: $12.50)†, **	0

		0

TOTAL WARRANTS
(Cost $0)		0

Principal
Amount

REPURCHASE AGREEMENT — 1.9%
(Cost $636,000)
$636,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $636,020 on 07/01/2004, collateralized by $660,000 FNMA, 1.750% maturing 03/30/2006 (value $649,506)	636,000

OTHER INVESTMENTS*
(Cost $7,969,271)	22.9%	7,969,271

TOTAL INVESTMENTS
(Cost $36,620,282)	122.7	42,652,418
OTHER ASSETS AND LIABILITIES (Net)	(22.7)	(7,880,917)

NET ASSETS	100.0%	$34,771,501

*	As of June 30, 2004, the market value of the securities on loan is $7,814,438. Cash collateral received for securities loaned of $7,969,271 is invested in 7,969,271 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Fair valued security as of June 30, 2004 (see Notes to Financial Statements, Note 2).

***	Security, or a portion thereof, is on loan.

†	Non-income producing security.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FNMA  — Federal National Mortgage Association

See Notes to Financial Statements.

6

At June 30, 2004 the country diversification of the Munder Small Company Growth Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	88.0%	$30,606,432
Bahamas	2.0	697,400
Canada	0.2	64,435
Cayman Islands	1.4	469,650
Ireland	1.6	567,471
Israel	2.0	682,531
Netherlands	1.2	417,686
Taiwan	0.5	187,572

TOTAL COMMON STOCKS	96.9	33,693,177
INVESTMENT COMPANY SECURITIES	1.0	353,970
WARRANTS	0.0	0
REPURCHASE AGREEMENT	1.9	636,000
OTHER INVESTMENTS	22.9	7,969,271

TOTAL INVESTMENTS	122.7	42,652,418
OTHER ASSETS AND LIABILITIES (Net)	(22.7)	(7,880,917)

NET ASSETS	100.0%	$34,771,501

See Notes to Financial Statements.

7

Munder Small Company Growth Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $7,814,438 of securities loaned)	$42,016,418
Repurchase agreement	636,000

Total Investments	42,652,418
Interest receivable	20
Dividends receivable	13,133
Receivable for investment securities sold	1,522,218
Receivable for Fund shares sold	4,054
Prepaid expenses and other assets	28,033

Total Assets	44,219,876

LIABILITIES:
Due to custodian	806,074
Payable for Fund shares redeemed	14,722
Payable for securities purchased	561,665
Payable upon return of securities loaned	7,969,271
Trustees’ fees and expenses payable	24,200
Transfer agency/record keeping fees payable	16,402
Administration fees payable	5,592
Distribution and shareholder servicing fees payable — Class A, B and C Shares	4,123
Custody fees payable	2,230
Shareholder servicing fees payable — Class K Shares	1,099
Investment advisory fees payable	558
Accrued expenses and other payables	42,439

Total Liabilities	9,448,375

NET ASSETS	$34,771,501

Investments, at cost	$36,620,282

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(19,387)
Accumulated net realized loss on investments sold	(54,733,412)
Net unrealized appreciation of investments	6,032,136
Paid-in capital	83,492,164

$34,771,501

NET ASSETS:
Class A Shares	$6,223,870

Class B Shares	$2,376,887

Class C Shares	$1,526,681

Class K Shares	$3,995,770

Class Y Shares	$20,648,293

SHARES OUTSTANDING:
Class A Shares	480,196

Class B Shares	204,011

Class C Shares	128,932

Class K Shares	313,222

Class Y Shares	1,568,576

CLASS A SHARES:
Net asset value and redemption price per share	$12.96

Maximum sales charge	5.50%
Maximum offering price per share	$13.71

CLASS B SHARES:
Net asset value and offering price per share*	$11.65

CLASS C SHARES:
Net asset value and offering price per share*	$11.84

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.76

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.16

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Small Company Growth Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$14,416
Dividends	99,923
Securities lending	38,973

Total Investment Income	153,312

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	15,639
Class B Shares	28,356
Class C Shares	14,625
Shareholder servicing fees:
Class K Shares	14,989
Investment advisory fees	384,404
Transfer agency/record keeping fees	76,056
Administration fees	73,571
Registration and filing fees	49,676
Legal and audit fees	48,749
Custody fees	27,954
Trustees’ fees and expenses	25,128
Other	40,342

Total Expenses	799,489
Fees waived by transfer agent	(2,379)

Net Expenses	797,110

NET INVESTMENT LOSS	(643,798)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	13,890,122
Net change in unrealized appreciation/(depreciation) of securities	(2,041,613)

Net realized and unrealized gain on investments	11,848,509

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,204,711

See Notes to Financial Statements.

10

Munder Small Company Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment loss	$(643,798)	$(543,171)
Net realized gain/(loss) from security transactions	13,890,122	(13,797,093)
Net change in unrealized appreciation/(depreciation) of securities	(2,041,613)	7,677,198

Net increase/(decrease) in net assets resulting from operations	11,204,711	(6,663,066)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(151,698)	(620,320)
Class B Shares	(1,085,756)	(1,026,084)
Class C Shares	(74,823)	(227,959)
Class K Shares	(3,595,120)	(3,026,121)
Class Y Shares	(17,789,680)	(3,563,025)
Short-term trading fees	753	—

Net decrease in net assets	(11,491,613)	(15,126,575)
NET ASSETS:
Beginning of year	46,263,114	61,389,689

End of year	$34,771,501	$46,263,114

Accumulated net investment loss	$(19,387)	$(8,605)

See Notes to Financial Statements.

11

Munder Small Company Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$3,131,943	$2,224,140
Redeemed	(3,283,641)	(2,844,460)

Net decrease	$(151,698)	$(620,320)

Class B Shares:
Sold	$450,586	$375,618
Redeemed*	(1,536,342)	(1,401,702)

Net decrease	$(1,085,756)	$(1,026,084)

Class C Shares:
Sold	$234,122	$154,250
Redeemed	(308,945)	(382,209)

Net decrease	$(74,823)	$(227,959)

Class K Shares:
Sold	$590,238	$491,033
Redeemed	(4,185,358)	(3,517,154)

Net decrease	$(3,595,120)	$(3,026,121)

Class Y Shares:
Sold	$949,460	$1,664,027
Redeemed	(18,739,140)	(5,227,052)

Net decrease	$(17,789,680)	$(3,563,025)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	266,682	247,521
Redeemed	(274,689)	(312,115)

Net decrease	(8,007)	(64,594)

Class B Shares:
Sold	42,411	44,614
Redeemed*	(139,592)	(167,381)

Net decrease	(97,181)	(122,767)

Class C Shares:
Sold	20,643	17,415
Redeemed	(27,549)	(45,496)

Net decrease	(6,906)	(28,081)

Class K Shares:
Sold	48,758	54,067
Redeemed	(342,887)	(385,296)

Net decrease	(294,129)	(331,229)

Class Y Shares:
Sold	80,038	177,276
Redeemed	(1,461,767)	(575,024)

Net decrease	(1,381,729)	(397,748)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Small Company Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.35	$11.37	$15.01	$20.18	$16.53

Income/(loss) from investment operations:
Net investment loss	(0.17)	(0.12)	(0.11)	(0.11)	(0.15)
Net realized and unrealized gain/(loss) on investments	2.78	(0.90)	(3.53)	(4.09)	3.80

Total from investment operations	2.61	(1.02)	(3.64)	(4.20)	3.65

Less distributions:
Distributions from net realized gains	—	—	—	(0.44)	—
Distributions in excess of net realized gains	—	—	—	(0.42)	—
Distributions from capital	—	—	—	(0.11)	—

Total distributions	—	—	—	(0.97)	—

Net asset value, end of period	$12.96	$10.35	$11.37	$15.01	$20.18

Total return(b)	25.22%	(9.05)%	(24.18)%	(21.39)%	22.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,224	$5,052	$6,288	$11,151	$16,611
Ratio of operating expenses to average net assets	1.66%	1.64%	1.33%	1.28%	1.26%
Ratio of net investment loss to average net assets	(1.36)%	(1.30)%	(0.91)%	(0.69)%	(0.89)%
Portfolio turnover rate	111%	65%	61%	162%	158%
Ratio of operating expenses to average net assets without expense waivers	1.66%	1.64%	1.33%	1.28%	1.26%

(a)	The Munder Small Company Growth Fund Class A Shares and Class B Shares commenced operations on November 23, 1992 and April 28, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

14

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$9.36	$10.37	$13.78	$18.75	$15.71

(0.23)	(0.17)	(0.19)	(0.22)	(0.26)
2.52	(0.84)	(3.22)	(3.78)	3.30

2.29	(1.01)	(3.41)	(4.00)	3.04

—	—	—	(0.44)	—
—	—	—	(0.42)	—
—	—	—	(0.11)	—

—	—	—	(0.97)	—

$11.65	$9.36	$10.37	$13.78	$18.75

24.47%	(9.83)%	(24.67)%	(21.88)%	19.49%

$2,377	$2,821	$4,397	$6,691	$8,562
2.41%	2.39%	2.08%	2.03%	2.01%
(2.11)%	(2.05)%	(1.66)%	(1.44)%	(1.64)%
111%	65%	61%	162%	158%
2.41%	2.39%	2.08%	2.03%	2.01%

See Notes to Financial Statements.

15

Munder Small Company Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.52	$10.55	$14.01	$19.07	$15.97

Income/(loss) from investment operations:
Net investment loss	(0.24)	(0.17)	(0.19)	(0.22)	(0.26)
Net realized and unrealized gain/(loss) on investments	2.56	(0.86)	(3.27)	(3.87)	3.36

Total from investment operations	2.32	(1.03)	(3.46)	(4.09)	3.10

Less distributions:
Distributions from net realized gains	—	—	—	(0.44)	—
Distributions in excess of net realized gains	—	—	—	(0.42)	—
Distributions from capital	—	—	—	(0.11)	—

Total distributions	—	—	—	(0.97)	—

Net asset value, end of period	$11.84	$9.52	$10.55	$14.01	$19.07

Total return(b)	24.37%	(9.76)%	(24.70)%	(21.95)%	19.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,527	$1,293	$1,729	$2,584	$3,352
Ratio of operating expenses to average net assets	2.41%	2.39%	2.08%	2.03%	2.01%
Ratio of net investment loss to average net assets	(2.11)%	(2.05)%	(1.66)%	(1.44)%	(1.64)%
Portfolio turnover rate	111%	65%	61%	162%	158%
Ratio of operating expenses to average net assets without expense waivers	2.41%	2.39%	2.08%	2.03%	2.01%

(a)	The Munder Small Company Growth Fund Class C Shares and Class K Shares commenced operations on September 26, 1995 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

16

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$10.18	$11.19	$14.75	$19.88	$16.54

(0.16)	(0.12)	(0.11)	(0.11)	(0.15)
2.74	(0.89)	(3.45)	(4.05)	3.49

2.58	(1.01)	(3.56)	(4.16)	3.34

—	—	—	(0.44)	—
—	—	—	(0.42)	—
—	—	—	(0.11)	—

—	—	—	(0.97)	—

$12.76	$10.18	$11.19	$14.75	$19.88

25.34%	(9.11)%	(24.07)%	(21.43)%	20.33%

$3,996	$6,184	$10,506	$25,378	$55,092
1.66%	1.64%	1.33%	1.28%	1.26%
(1.36)%	(1.30)%	(0.91)%	(0.69)%	(0.89)%
111%	65%	61%	162%	158%
1.66%	1.64%	1.33%	1.28%	1.26%

See Notes to Financial Statements.

17

Munder Small Company Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.48	$11.49	$15.11	$20.29	$16.83

Income/(loss) from investment operations:
Net investment loss	(0.14)	(0.10)	(0.08)	(0.07)	(0.11)
Net realized and unrealized gain/(loss) on investments	2.82	(0.91)	(3.54)	(4.14)	3.57

Total from investment operations	2.68	(1.01)	(3.62)	(4.21)	3.46

Less distributions:
Distributions from net realized gains	—	—	—	(0.44)	—
Distributions in excess of net realized gains	—	—	—	(0.42)	—
Distributions from capital	—	—	—	(0.11)	—

Total distributions	—	—	—	(0.97)	—

Net asset value, end of period	$13.16	$10.48	$11.49	$15.11	$20.29

Total return(b)	25.57%	(8.79)%	(23.96)%	(21.20)%	20.63%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$20,648	$30,914	$38,470	$62,348	$122,547
Ratio of operating expenses to average net assets	1.41%	1.39%	1.08%	1.03%	1.01%
Ratio of net investment loss to average net assets	(1.11)%	(1.05)%	(0.66)%	(0.44)%	(0.64)%
Portfolio turnover rate	111%	65%	61%	162%	158%
Ratio of operating expenses to average net assets without expense waivers	1.41%	1.39%	1.08%	1.03%	1.01%

(a)	The Munder Small Company Growth Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

18

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small Company Growth Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than

19

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the

20

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $2,379 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund redeemed within sixty (60) days of purchase may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

21

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P®MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $73,571 before payment of sub-administration fees and $30,254 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1434% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,860 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $61 from commissions on sales of Class A Shares for the year ended June 30, 2004.

22

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

23

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $623 to Comerica Securities and $13,592 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $54,181,037 and $78,504,588 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $7,363,395 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,358,397 and net appreciation for Federal income tax purposes was $6,004,998. At June 30, 2004, aggregate cost for Federal income tax purposes was $36,647,420.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $827.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the

24

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for net operating losses and capital gain distributions from real estate investment trusts were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(54,706,274)	$6,004,998	$(48,701,276)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $54,706,274 of unused capital losses of which $29,567,297 and $25,138,977 expire in 2010 and 2011, respectively.

9. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved implementation of a 2% short-term trading (redemption) fee to Class K and Class Y shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

10. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $99,923, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

25

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

11. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of

26

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

27

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre ( since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

28

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

29

Munder Small Company Growth Fund

Notes To Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of Time
Name, Address and Age	the Funds	Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

30

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Small Company Growth Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Small Company Growth Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Small Company Growth Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

31

[This Page Intentionally Left Blank]

32

[This Page Intentionally Left Blank]

33

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNSCG604

ANNUAL REPORT
June 30, 2004
Munder Small-Cap
Value Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements
36	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ending June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change and percentages shown are based on the total net assets as of June 30, 2004. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER SMALL-CAP VALUE FUND

Fund Managers: The Munder Small-Cap Value Fund Team

    The Fund earned a return of 37.62% for the year ended June 30, 2004, relative to the 35.17% return for the Russell 2000 Value Index, the 32.09% median return for the Lipper universe of small-cap value mutual funds and the 33.24% median return for the Lipper universe of small-cap core mutual funds. (Lipper includes the Fund in the small-cap core universe only.)

    The Fund posted a strong absolute and relative return for the year, outperforming its Russell 2000 Value benchmark. Strength in the consumer discretionary, financials, and health care sectors of the Fund was only partially offset by weakness in the materials, information technology and consumer staples sectors. In the materials sector, the positive impact of an overweighted position in Headwaters Incorporated (0.8% of the Fund) was more than offset by the negative effect of an overweight in NN, Inc. (0.8% of the Fund) and the lack of a position in strong performers, such as Louisiana-Pacific Corporation and Massey Energy Company. In the information technology sector of the Fund, the positive impact from Websense, Inc. (1.0% of the Fund) was offset by the negative impact of positions in White Electronics Designs Corporation (0.4% of the Fund) and Itron, Inc. (0.8% of the Fund). Constellation Brands, Inc. (1.0% of the Fund) and American Italian Pasta Company were the largest detractors from relative performance in the consumer staples sector. American Italian Pasta Company was sold during the year.

ii

    The strong relative return of the consumer discretionary sector of the Fund was largely due to the overweighting of Noble International, Ltd. (0.8% of the Fund), a manufacturer and supplier of services to automotive firms. American Axle & Manufacturing Holdings, Inc. (2.0% of the Fund) and Pulte Homes, Inc. (2.0% of the Fund) also helped to boost returns. In the financials sector, top performers included Friedman, Billings, Ramsey Group, Inc. (1.3% of the Fund), New Century Financial Corporation (2.1% of the Fund) and Accredited Home Lenders Holding Company (1.9% of the Fund). The strength of these stocks more than offset the negative impact of an overweight in Anworth Mortgage Asset Corporation (0.7% of the Fund) and Correctional Properties Trust (1.2% of the Fund). The largest contribution to relative returns in the health care sector came from Merit Medical Systems, Inc. (1.5% of the Fund), which is not represented in the Russell 2000 Value Index. Other top contributors included VCA Antech, Inc. (0.5% of the Fund), an operator of veterinary diagnostic laboratories and full-service animal hospitals, and Respironics, Inc. (0.8% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 companies based on market capitalization in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper small-cap value universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Small-Cap Value Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Small-Cap Value Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

				Russell	Lipper	Lipper
				2000	Small-Cap	Small-Cap
Class and	With		Without	Value	Value Funds	Core Funds
Inception Date	Load		Load	Index#	Median**	Median**

CLASS A (1/10/97)	$25,427	*	$26,895	$23,722	$23,851	$20,925
CLASS B (2/11/97)	N/A		24,204	23,362	23,344	20,450
CLASS C (1/13/97)	N/A		25,426	23,722	23,851	20,925
CLASS K (12/31/96)	N/A		27,250	23,722	23,851	20,925
CLASS Y (12/26/96)	N/A		27,972	23,722	23,851	20,925

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Since		Since
Class and	Year		Year	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (1/10/97)	29.74%	*	37.29%	12.78%	*	14.05%	13.30%	*	14.16%
CLASS B (2/11/97)	31.23%	†	36.23%	12.93%	†	13.18%	N/A		12.71%
CLASS C (1/13/97)	35.22%	†	36.22%	N/A		13.16%	N/A		13.32%
CLASS K (12/31/96)	N/A		37.25%	N/A		14.04%	N/A		14.30%
CLASS Y (12/26/96)	N/A		37.62%	N/A		14.31%	N/A		14.67%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 1/1/97, 2/1/97, 1/1/97, 1/1/97, and 1/1/97, respectively.

**	The Lipper Small-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper Small-Cap Value Funds Median represents the median performance of a universe of existing mutual funds that have an investment objective that is similar to that of the Fund and is shown as supplemental information. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 1/1/97, 2/1/97, 1/1/97, 1/1/97, and 1/1/97, respectively.

v

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vi

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2004

Shares		Value

COMMON STOCKS — 89.9%
Aerospace & Defense — 1.1%
71,200	Alliant Techsystems, Inc.†	$4,509,808

Airlines — 0.5%
155,600	ExpressJet Holdings, Inc.†, **	1,888,984

Automobiles — 1.9%
80,100	Thor Industries, Inc.**	2,680,146
141,300	Winnebago Industries, Inc.**	5,267,664

		7,947,810

Auto Components — 5.9%
225,600	American Axle & Manufacturing Holdings, Inc.†, **	8,202,816
157,100	BorgWarner, Inc.**	6,876,267
197,400	China Yuchai International, Limited**	3,596,628
130,300	Noble International, Ltd.**	3,227,531
159,600	Spartan Motors, Inc.**	1,955,100

		23,858,342

Beverages — 1.0%
110,100	Constellation Brands, Inc., Class A†, **	4,088,013

Building Products — 1.3%
169,300	Universal Forest Products, Inc.**	5,459,925

Capital Markets — 1.2%
94,650	Affiliated Managers Group, Inc.†, **	4,767,521

Chemicals — 2.1%
122,100	Headwaters Incorporated†, **	3,166,053
62,200	Minerals Technologies, Inc.**	3,607,600
75,600	Spartech Corporation	1,961,064

		8,734,717

Commercial Banks — 1.0%
74,000	Prosperity Bancshares, Inc.**	1,801,900
61,500	UCBH Holdings, Inc.**	2,430,480

		4,232,380

See Notes to Financial Statements.

1

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Commercial Services & Supplies — 1.4%
107,200	Asset Acceptance Capital Corp.†, **	$1,822,400
53,000	Ritchie Brothers Auctioneers Incorporated**	1,542,830
62,700	School Specialty, Inc.†, **	2,276,637

		5,641,867

Communications Equipment — 0.9%
333,800	Digi International, Inc.†, **	3,578,336

Computers & Peripherals — 0.4%
255,000	Cray, Inc.†, **	1,688,100

Construction Materials — 0.8%
172,500	AMCOL International Corporation**	3,268,875

Containers & Packaging — 0.4%
36,900	AptarGroup, Inc.	1,612,161

Electrical Equipment — 1.6%
155,200	AMETEK, Inc.	4,795,680
49,000	Franklin Electric Co., Inc.**	1,850,240

		6,645,920

Electronic Equipment & Instruments — 1.2%
133,200	Itron, Inc.†, **	3,055,608
169,600	TTM Technologies, Inc.†, **	2,009,760

		5,065,368

Energy Equipment & Services — 5.0%
169,300	FMC Technologies, Inc.†	4,875,840
140,500	Key Energy Services, Inc.†	1,326,320
154,950	Oil States International, Inc.†	2,370,735
268,000	Pason Systems, Inc.	6,197,225
126,600	TETRA Technologies, Inc.†	3,399,210
65,700	Unit Corporation†	2,066,265

		20,235,595

Gas Utilities — 0.7%
65,300	New Jersey Resources Corporation**	2,715,174

See Notes to Financial Statements.

2

Shares		Value

Health Care Equipment & Supplies — 4.8%
48,300	Matthews International Corporation, Class A	$1,591,002
387,876	Merit Medical Systems, Inc.†, **	6,178,865
116,395	Orthofix International N.V.†, **	4,973,558
96,600	PolyMedica Corporation**	2,998,464
57,000	Respironics, Inc.†, **	3,348,750
23,700	Young Innovations, Inc.**	601,980

		19,692,619

Health Care Providers & Services — 2.4%
94,700	ICON PLC, ADR†	4,165,853
77,300	Odyssey Healthcare, Inc.†, **	1,454,786
81,200	Owens & Minor, Inc.**	2,103,080
43,900	VCA Antech, Inc.†, **	1,967,598

		9,691,317

Hotels, Restaurants & Leisure — 2.8%
35,000	Life Time Fitness, Inc.†	735,000
141,000	Penn National Gaming, Inc.†, **	4,681,200
73,725	RARE Hospitality International, Inc.†, **	1,835,753
149,800	Ruby Tuesday, Inc.	4,112,010

		11,363,963

Household Durables — 7.2%
111,400	Craftmade International, Inc.**	2,205,720
101,929	Dominion Homes, Inc.†, **	2,354,560
88,900	Furniture Brands International, Inc.**	2,226,945
62,850	Jarden Corporation†, **	2,261,972
155,800	Pulte Homes, Inc.**	8,106,274
104,100	Ryland Group, Inc. (The)**	8,140,620
188,950	WCI Communities, Inc.†, **	4,215,474

		29,511,565

Industrial Conglomerates — 1.8%
87,300	ALLETE, Inc.	2,907,090
70,900	Carlisle Companies Incorporated**	4,413,525

		7,320,615

Information Technology Services — 0.9%
91,900	CACI International, Inc.†, **	3,716,436

See Notes to Financial Statements.

3

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Insurance — 3.7%
80,000	Arthur J. Gallagher & Co.**	$2,436,000
87,500	Hub International Limited**	1,670,375
84,100	RenaissanceRe Holdings Ltd.	4,537,195
72,700	RLI Corporation**	2,653,550
163,100	Scottish Re Group Ltd.**	3,792,075

		15,089,195

Internet Software & Services — 2.0%
119,700	United Online, Inc.†, **	2,107,917
234,500	webMethods, Inc.†, **	2,009,665
111,200	Websense, Inc.†	4,139,976

		8,257,558

Machinery — 3.2%
65,600	Actuant Corporation†, **	2,557,744
33,000	CUNO, Inc.†, **	1,760,550
71,000	Graco, Inc.	2,204,550
111,800	Oshkosh Truck Corporation**	6,407,258

		12,930,102

Metals and Mining — 0.8%
255,900	NN, Inc.	3,252,489

Oil & Gas — 3.4%
69,200	Cimarex Energy Company†	2,091,916
231,500	Golar LNG Limited†, **	3,627,605
280,300	Magnum Hunter Resources, Inc.†, **	2,909,514
179,900	Southwestern Energy Company†, **	5,157,733

		13,786,768

See Notes to Financial Statements.

4

Shares		Value

Real Estate — 14.8%
335,600	American Home Mortgage Investment Corporation**	$8,702,108
112,500	Anthracite Capital, Inc.**	1,347,750
254,700	Anworth Mortgage Asset Corporation	3,025,836
311,200	Ashford Hospitality Trust, Inc.	2,598,520
108,600	Corporate Office Properties Trust**	2,698,710
165,100	Correctional Properties Trust**	4,829,175
265,670	Friedman, Billings, Ramsey Group, Inc., Class A**	5,257,609
279,000	Highland Hospitality Corporation	2,803,950
352,800	Impac Mortgage Holdings, Inc.**	7,945,056
212,200	Luminent Mortgage Capital, Inc.**	2,546,400
125,100	Mills Corporation (The)**	5,842,170
234,000	Newcastle Investment Corporation**	7,008,300
126,100	RAIT Investment Trust**	3,108,365
43,000	Redwood Trust, Inc.**	2,394,240

		60,108,189

Road & Rail — 5.1%
284,125	Genesee & Wyoming, Inc., Class A†	6,733,762
61,400	Landstar System, Inc.†, **	3,246,218
197,400	Old Dominion Freight Line, Inc.†	5,819,352
176,000	Overnite Corporation**	5,174,400

		20,973,732

Semiconductors & Semiconductor Equipment — 1.8%
183,200	Diodes Incorporated†, **	4,340,008
40,100	Sigmatel, Inc.†, **	1,165,306
315,500	White Electronic Designs Corporation†, **	1,653,220

		7,158,534

Specialty Retail — 2.1%
65,600	Guitar Center, Inc.†, **	2,917,232
43,274	Hancock Fabrics, Inc.**	551,744
122,600	Sonic Automotive, Inc., Class A**	2,715,590
75,900	United Auto Group, Inc.**	2,326,335

		8,510,901

Textiles & Apparel — 0.6%
101,500	Quiksilver, Inc.†	2,416,715

See Notes to Financial Statements.

5

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2004 (continued)

Shares		Value

COMMON STOCKS (Continued)
Thrifts & Mortgage Finance — 4.1%
281,700	Accredited Home Lenders Holding Company†, **	$7,929,855
185,200	New Century Financial Corporation**	8,671,064

		16,600,919

TOTAL COMMON STOCKS
(Cost $284,592,063)		366,320,513

INVESTMENT COMPANY SECURITIES — 6.0%
69,600	iShares Russell 2000 Index Fund**	8,212,104
75,000	iShares Russell 2000 Value Index Fund**	12,922,500
215,900	MCG Capital Corporation**	3,320,542

		24,455,146

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $23,951,950)		24,455,146

Principal
Amount

REPURCHASE AGREEMENT — 4.3%
(Cost $17,400,000)
$17,400,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $17,400,556 on 07/01/2004, collateralized by $17,500,000 FHLB, 3.625% maturing 09/30/2004 (value $17,752,158)	17,400,000

See Notes to Financial Statements.

6

		Value

OTHER INVESTMENTS*
(Cost $91,524,716)	22.5%	$91,524,716

TOTAL INVESTMENTS
(Cost $417,468,729)	122.7	499,700,375
OTHER ASSETS AND LIABILITIES (Net)	(22.7)	(92,327,145)

NET ASSETS	100.0%	$407,373,230

*	As of June 30, 2004, the market value of the securities on loan is $89,571,627. Cash collateral received for securities loaned of $91,524,716 is invested in 91,524,716 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Security, or a portion thereof, is on loan.

†	Non-income producing security.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FHLB — Federal Home Loan Bank

See Notes to Financial Statements.

7

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2004 (continued)

At June 30, 2004 the country diversification of the Munder Small-Cap Value Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	81.6%	$332,217,169
Bermuda	2.9	11,761,428
Canada	2.3	9,410,430
Cayman Islands	0.9	3,792,075
Ireland	1.0	4,165,853
Netherlands	1.2	4,973,558

TOTAL COMMON STOCKS	89.9	366,320,513
INVESTMENT COMPANY SECURITIES	6.0	24,455,146
REPURCHASE AGREEMENT	4.3	17,400,000
OTHER INVESTMENTS	22.5	91,524,716

TOTAL INVESTMENTS	122.7	499,700,375
OTHER ASSETS AND LIABILITIES (Net)	(22.7)	(92,327,145)

NET ASSETS	100.0%	$407,373,230

See Notes to Financial Statements.

8

[This Page Intentionally Left Blank]

9

Munder Small-Cap Value Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $89,571,627 of securities loaned)	$482,300,375
Repurchase agreement	17,400,000

Total Investments	499,700,375
Interest receivable	556
Dividends receivable	787,955
Receivable for investment securities sold	149,634
Receivable for Fund shares sold	2,539,552
Prepaid expenses and other assets	64,047

Total Assets	503,242,119

LIABILITIES:
Due to custodian	16,850
Payable for Fund shares redeemed	1,707,405
Payable for investment securities purchased	2,301,902
Payable upon return of securities loaned	91,524,716
Distribution and shareholder servicing fees payable — Class A, B and C Shares	86,851
Transfer agency/record keeping fees payable	84,993
Administration fees payable	38,540
Trustees’ fees and expenses payable	22,164
Shareholder servicing fees payable — Class K Shares	9,185
Investment advisory fees payable	7,310
Custody fees payable	6,982
Accrued expenses and other payables	61,991

Total Liabilities	95,868,889

NET ASSETS	$407,373,230

Investments, at cost	$417,468,729

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$416,522
Accumulated net realized gain on investments sold	9,740,709
Net unrealized appreciation of investments	82,231,735
Paid-in capital	314,984,264

$407,373,230

NET ASSETS:
Class A Shares	$76,498,339

Class B Shares	$49,203,991

Class C Shares	$43,698,769

Class K Shares	$47,561,316

Class Y Shares	$190,410,815

SHARES OUTSTANDING:
Class A Shares	3,308,809

Class B Shares	2,195,699

Class C Shares	1,955,962

Class K Shares	2,059,143

Class Y Shares	8,182,591

CLASS A SHARES:
Net asset value and redemption price per share	$23.12

Maximum sales charge	5.50%
Maximum offering price per share	$24.47

CLASS B SHARES:
Net asset value and offering price per share*	$22.41

CLASS C SHARES:
Net asset value and offering price per share*	$22.34

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$23.10

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$23.27

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Small-Cap Value Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$101,769
Dividends	4,165,513
Securities lending	93,996

Total Investment Income	4,361,278

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	112,301
Class B Shares	402,879
Class C Shares	247,055
Shareholder servicing fees:
Class K Shares	99,156
Investment advisory fees	1,905,612
Transfer agency/record keeping fees	368,101
Administration fees	349,690
Printing and mailing fees	64,118
Custody fees	61,388
Legal and audit fees	58,288
Registration and filing fees	57,540
Trustees’ fees and expenses	25,168
Other	15,476

Total Expenses	3,766,772
Fees waived by transfer agent	(6,625)

Net Expenses	3,760,147

NET INVESTMENT INCOME	601,131

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	19,060,761
Options written	63,988
Foreign currency-related transactions	1,176
Net change in unrealized appreciation/(depreciation) of:
Securities	54,632,142
Options written	(47,588)
Foreign currency-related transactions	89

Net realized and unrealized gain on investments	73,710,568

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,311,699

(a)	Net of foreign withholding taxes of $8,489.

See Notes to Financial Statements.

12

Munder Small-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$601,131	$194,030
Net realized gain/(loss) from security transactions, options written and foreign currency-related transactions	19,125,925	(9,144,190)
Net change in unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	54,584,643	11,625,652

Net increase in net assets resulting from operations	74,311,699	2,675,492
Dividends to shareholders from net investment income:
Class Y Shares	(70,081)	—
Distributions to shareholders from net realized gains:
Class A Shares	—	(101,920)
Class B Shares	—	(222,906)
Class C Shares	—	(75,959)
Class K Shares	—	(45,687)
Class Y Shares	—	(300,058)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	44,317,535	4,978,206
Class B Shares	9,143,988	(5,286,595)
Class C Shares	26,615,557	63,811
Class K Shares	10,262,803	19,026,237
Class Y Shares	76,893,736	31,585,227
Short-term trading fees	13,461	—

Net increase in net assets	241,488,698	52,295,848
NET ASSETS
Beginning of year	165,884,532	113,588,684

End of year	$407,373,230	$165,884,532

Undistributed net investment income	$416,522	$61,034

See Notes to Financial Statements.

13

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$59,328,691	$11,571,541
Issued as reinvestment of dividends and distributions	—	83,454
Redeemed	(15,011,156)	(6,676,789)

Net increase	$44,317,535	$4,978,206

Class B Shares:
Sold	$16,919,860	$7,037,047
Issued as reinvestment of dividends and distributions	—	124,874
Redeemed*	(7,775,872)	(12,448,516)

Net increase/(decrease)	$9,143,988	$(5,286,595)

Class C Shares:
Sold	$29,758,438	$4,148,191
Issued as reinvestment of dividends and distributions	—	36,023
Redeemed	(3,142,881)	(4,120,403)

Net increase	$26,615,557	$63,811

Class K Shares:
Sold	$20,087,751	$20,903,715
Redeemed	(9,824,948)	(1,877,478)

Net increase	$10,262,803	$19,026,237

Class Y Shares:
Sold	$81,906,455	$44,850,868
Issued as reinvestment of dividends and distributions	10,740	85,239
Redeemed	(5,023,459)	(13,350,880)

Net increase	$76,893,736	$31,585,227

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

14

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	2,795,600	794,350
Issued as reinvestment of dividends and distributions	—	6,083
Redeemed	(709,455)	(471,254)

Net increase	2,086,145	329,179

Class B Shares:
Sold	838,090	486,979
Issued as reinvestment of dividends and distributions	—	9,262
Redeemed*	(376,506)	(890,970)

Net increase/(decrease)	461,584	(394,729)

Class C Shares:
Sold	1,438,484	291,982
Issued as reinvestment of dividends and distributions	—	2,680
Redeemed	(153,695)	(302,401)

Net increase/(decrease)	1,284,789	(7,739)

Class K Shares:
Sold	1,005,883	1,262,241
Redeemed	(464,813)	(129,952)

Net increase	541,070	1,132,289

Class Y Shares:
Sold	3,679,004	2,999,631
Issued as reinvestment of dividends and distributions	492	6,195
Redeemed	(236,540)	(923,056)

Net increase	3,442,956	2,082,770

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$16.84	$16.95	$16.43	$12.19	$13.10

Income/(loss) from investment operations:
Net investment income/(loss)	0.07	0.05	0.09	0.14	0.04
Net realized and unrealized gain/(loss) on investments	6.21	(0.04)*	1.42	4.22	(0.89)

Total from investment operations	6.28	0.01	1.51	4.36	(0.85)

Less distributions:
Dividends from net investment income	—	—	(0.05)	(0.12)	(0.05)
Distributions in excess of net investment income	—	—	—	—	(0.01)
Distributions from net realized capital gains	—	(0.12)	(0.94)	—	—

Total distributions	—	(0.12)	(0.99)	(0.12)	(0.06)

Net asset value, end of period	$23.12	$16.84	$16.95	$16.43	$12.19

Total return(b)	37.29%	0.20%	10.50%	35.89%	(6.57)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$76,498	$20,593	$15,143	$7,872	$3,469
Ratio of operating expenses to average net assets	1.39%	1.65%	1.41%	1.29%	1.31%
Ratio of net investment income/(loss) to average net assets	0.33%	0.36%	0.56%	0.92%	0.31%
Portfolio turnover rate	43%	70%	85%	140%	76%
Ratio of operating expenses to average net assets without expense waivers	1.39%	1.66%	1.42%	1.29%	1.31%

(a)	The Munder Small-Cap Value Fund Class A Shares and Class B Shares commenced operations on January 10, 1997 and February 11, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

16

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$16.45	$16.68	$16.24	$12.06	$13.03

(0.09)	(0.05)	(0.03)	0.12	(0.05)
6.05	(0.06)*	1.42	4.07	(0.91)

5.96	(0.11)	1.39	4.19	(0.96)

—	—	(0.01)	(0.01)	—
—	—	—	—	(0.01)
—	(0.12)	(0.94)	—	—

—	(0.12)	(0.95)	(0.01)	(0.01)

$22.41	$16.45	$16.68	$16.24	$12.06

36.23%	(0.52)%	9.75%	34.80%	(7.38)%

$49,204	$28,525	$35,505	$15,063	$2,741
2.14%	2.40%	2.16%	2.04%	2.06%
(0.42)%	(0.39)%	(0.19)%	0.17%	(0.44)%
43%	70%	85%	140%	76%
2.14%	2.41%	2.17%	2.04%	2.06%

See Notes to Financial Statements.

17

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$16.40	$16.63	$16.19	$12.02	$13.00

Income/(loss) from investment operations:
Net investment income/(loss)	(0.09)	(0.05)	(0.03)	0.13	(0.05)
Net realized and unrealized gain/(loss) on investments	6.03	(0.06)*	1.42	4.05	(0.92)

Total from investment operations	5.94	(0.11)	1.39	4.18	(0.97)

Less distributions:
Dividends from net investment income	—	—	(0.01)	(0.01)	—
Distributions in excess of net investment income	—	—	—	—	(0.01)
Distributions from net realized capital gains	—	(0.12)	(0.94)	—	—

Total distributions	—	(0.12)	(0.95)	(0.01)	(0.01)

Net asset value, end of period	$22.34	$16.40	$16.63	$16.19	$12.02

Total return(b)	36.22%	(0.52)%	9.78%	34.83%	(7.47)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$43,699	$11,008	$11,289	$4,772	$1,275
Ratio of operating expenses to average net assets	2.14%	2.40%	2.16%	2.04%	2.06%
Ratio of net investment income/(loss) to average net assets	(0.42)%	(0.39)%	(0.19)%	0.17%	(0.44)%
Portfolio turnover rate	43%	70%	85%	140%	76%
Ratio of operating expenses to average net assets without expense waivers	2.14%	2.41%	2.17%	2.04%	2.06%

(a)	The Munder Small-Cap Value Fund Class C Shares and Class K Shares commenced operations on January 13, 1997 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

18

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$16.83	$16.93	$16.40	$12.17	$13.11

0.07	0.05	0.09	0.18	0.04
6.20	(0.03)*	1.43	4.17	(0.92)

6.27	0.02	1.52	4.35	(0.88)

—	—	(0.05)	(0.12)	(0.06)
—	—	—	—	—
—	(0.12)	(0.94)	—	—

—	(0.12)	(0.99)	(0.12)	(0.06)

$23.10	$16.83	$16.93	$16.40	$12.17

37.25%	0.32%	10.52%	35.87%	(6.73)%

$47,561	$25,547	$6,530	$9,673	$15,571
1.39%	1.65%	1.41%	1.29%	1.31%
0.33%	0.36%	0.56%	0.92%	0.31%
43%	70%	85%	140%	76%
1.39%	1.66%	1.42%	1.29%	1.31%

See Notes to Financial Statements.

19

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$16.92	$16.98	$16.44	$12.20	$13.13

Income/(loss) from investment operations:
Net investment income	0.12	0.09	0.13	0.16	0.07
Net realized and unrealized gain/(loss) on investments	6.24	(0.03)*	1.42	4.23	(0.92)

Total from investment operations	6.36	0.06	1.55	4.39	(0.85)

Less distributions:
Dividends from net investment income	(0.01)	—	(0.07)	(0.15)	(0.08)
Distributions from net realized capital gains	—	(0.12)	(0.94)	—	—

Total distributions	(0.01)	(0.12)	(1.01)	(0.15)	(0.08)

Net asset value, end of period	$23.27	$16.92	$16.98	$16.44	$12.20

Total return(b)	37.62%	0.50%	10.84%	36.11%	(6.45)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$190,411	$80,212	$45,122	$44,955	$31,920
Ratio of operating expenses to average net assets	1.14%	1.40%	1.16%	1.04%	1.06%
Ratio of net investment income to average net assets	0.58%	0.61%	0.81%	1.17%	0.56%
Portfolio turnover rate	43%	70%	85%	140%	76%
Ratio of operating expenses to average net assets without expense waivers	1.14%	1.41%	1.17%	1.04%	1.06%

(a)	The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

20

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. As of June 30, 2004, the Class R Shares of the Fund had not commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including options and depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such

21

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

22

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

23

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Options: The Fund wrote call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $6,625 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund redeemed within sixty (60) days of purchase may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition

24

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P®MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31,

25

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $349,690 before payment of sub-administration fees and $154,217 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1375% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $13,240 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

26

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $92 to Comerica Securities and $91,137 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $275,694,193 and $104,743,092 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $84,861,428 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $2,844,682 and net appreciation for

27

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

Federal income tax purposes was $82,016,746. At June 30, 2004, aggregate cost for Federal income tax purposes was $417,683,629.

    For the period ended June 30, 2004, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	420	$63,988
Expired during the period	(400)	(59,448)
Closed during the period	(20)	(4,540)

Balance at end of period	—	$—

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $2,915.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

28

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for foreign currency gains and losses, return of capital and capital gain distributions from real estate investment trusts were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

    The tax character of distributions paid to shareholders during the years ended June 30, 2004 and June 30, 2003 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2004	$70,081	$—	$70,081
June 30, 2003	$339,751	$406,779	$746,530

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Ordinary	Long-Term	Appreciation/
Income	Gain	(Depreciation)	Total

$7,707,722	$2,683,880	$82,016,835	$92,408,437

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

9. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved implementation of a 2% short-term trading (redemption) fee to Class R, Class K and Class Y shares of the Fund redeemed within sixty (60) days of purchase.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

10. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2004, the Fund designates approximately $4,174,002, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

29

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Of the distributions paid by the Fund, 99.5% will qualify for the dividend received deduction available to corporate shareholders.

11. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

30

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

31

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

32

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre ( since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

33

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

34

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

35

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Small-Cap Value Fund and

Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Small-Cap Value Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Small-Cap Value Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

36

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37

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNUAL REPORT
June 30, 2004
Munder Tax-Free Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The municipal market had slightly stronger performance during the year than the taxable bond market, with the Lehman Brothers Municipal Bond Index posting a 0.76% return. Returns varied across the maturity spectrum with the weakest performance coming from shorter maturities and the highest returns coming from the longest maturities.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com

    The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER TAX-FREE BOND FUND

Fund Managers: The Munder Tax-Free Bond Fund Team

    The Fund earned a return of -0.80% for the year ended June 30, 2004, relative to the 1.06% return of its blended Lehman Brothers benchmark, which is made up of an equally weighted combination of the Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes, and the 0.16% median return for the Lipper universe of general municipal debt mutual funds.

    Strategies for the Fund are designed to provide shareholders with a high quality Fund that offers competitive but consistent returns, with careful attention paid to both returns and the potential risks involved in achieving those returns.

    This strategy, with its high quality focus, did not fare well during the past year. Non-traditional sectors of the municipal market had strong relative returns. In fact, three of these sectors, including industrial development revenue and pollution control (IDR/ PCR) bonds, resource recovery bonds, and hospital-related bonds, had the highest returns in the Lehman Brothers municipal universe for the year ended June 30. We did not have holdings in these sectors, since they do not have the credit characteristics that we look for. While these non-traditional sectors had the strongest performance, they also had the lowest average quality ratings.

ii

    The Fund’s relatively heavy weighting in Michigan municipal securities also held back relative performance. According to Lehman Brothers data, Michigan securities had weak returns relative to both the general municipal market and specialty states, including California and New York.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes are rules-based, market-value-weighted indexes that measure the performance of the investment-grade tax-exempt bond market with maturities ranging from 8-12 years, 12-17 years and 17-22 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of general municipal debt mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Tax-Free Bond Fund (the “Fund”) since the inception of its oldest class of shares, Class K Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Tax-Free Bond Fund

CLASS K SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

#	The Lehman Brothers 15-Year Municipal Bond Index is a rules-based, market-value-weighted index that measures the performance of the investment-grade, tax-exempt bond market with maturities ranging from 12-17 years. The Lehman Blended Index is a blended index made up of 1/3 Lehman Brothers 20-Year Municipal Bond Index (which includes maturities ranging from 17-22 years), 1/3 Lehman Brothers 15-Year Municipal Bond Index, and 1/3 Lehman Brothers 10-Year Municipal Bond Index (which includes maturities ranging from 8-12 years). Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 10/1/95, 12/1/94, 7/1/97, 7/1/94, and 8/1/94, respectively.

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

						Lipper
				Lehman	Lehman	General
Class and	With		Without	15-Yr. Muni	Blended	Muni Debt
Inception Date	Load		Load	Index#	Index#	Funds Median**

CLASS A (10/9/95)	$14,748	*	$15,367	$17,534	$17,255	$15,421

CLASS B (12/6/94)	N/A		16,216	20,556	20,173	17,665

CLASS C (7/7/97)	N/A		13,215	15,470	15,260	13,852

CLASS K (7/5/94)	N/A		17,066	19,833	19,460	17,040

CLASS Y (7/21/94)	N/A		17,380	19,448	19,082	16,744

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Since		Since
Class and	Year		Year	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (10/9/95)	(4.97)%	*	(1.05)%	4.31%	*	5.17%	4.55%	*	5.05%

CLASS B (12/6/94)	(6.34)%	†	(1.69)%	4.02%	†	4.36%	N/A		5.18%

CLASS C (7/7/97)	(2.71)%	†	(1.78)%	N/A		4.45%	N/A		4.07%

CLASS K (7/5/94)	N/A		(1.05)%	N/A		5.15%	N/A		5.50%

CLASS Y (7/21/94)	N/A		(0.80)%	N/A		5.41%	N/A		5.72%

**	The Lipper General Municipal Debt Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 10/1/95, 12/1/94, 7/1/97, 7/1/94, and 8/1/94, respectively.

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

v

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vi

Munder Tax-Free Bond Fund

Portfolio of Investments, June 30, 2004

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 97.3%
Colorado — 3.8%
$1,000,000	El Paso County, Colorado, School District Number 2, GO, (FGIC Insured), 5.125% due 12/01/2021	NR	Aaa	$1,029,430
300,000	Grand Junction, Colorado Revenue, (AMBAC Insured), 4.750% due 03/01/2024	AAA	Aaa	290,655

				1,320,085

Illinois — 16.8%
1,260,000	Champaign County, Illinois, GO, Public Safety Sales Tax, (FGIC Insured), 5.400% due 01/01/2029	AAA	Aaa	1,271,894
1,500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	AAA	Aaa	1,539,225
400,000	Decatur, Illinois, GO, Refunding, Series B, (MBIA Insured), 4.300% due 03/01/2024	NR	Aaa	362,836
1,000,000	Illinois State, GO, (MBIA Insured), 5.500% due 04/01/2025	AAA	Aaa	1,029,360
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	AAA	Aaa	520,295
1,000,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	AAA	Aaa	1,147,310

				5,870,920

Kansas — 2.4%
1,000,000	Sedgwick County, Kansas, Unified School District, GO, 3.500% due 09/01/2019	AA	Aa3	854,050

See Notes to Financial Statements.

1

Munder Tax-Free Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Louisiana — 3.4%
$1,100,000	Shreveport, Louisiana, (FGIC Insured), 5.000% due 02/01/2013	AAA	Aaa	$1,178,562

Michigan — 31.9%
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 5.750% due 05/01/2014	AA+	Aa1	928,318
1,000,000	East Lansing, Michigan, School District, GO, School Building & Site Development, (Q-SBLF), 5.625% due 05/01/2030	AA+	Aa1	1,041,680
1,275,000	Grand Rapids, Michigan, Building Authority, GO, (AMBAC Insured), 5.750% due 08/01/2014	AAA	Aaa	1,412,101
600,000	Grosse Pointe, Michigan, Public School Systems, 4.750% due 05/01/2022	AA+	Aa2	601,158
1,135,000	Holland, Michigan, Building Authority, (AMBAC Insured), 5.000% due 10/01/2021	AAA	Aaa	1,153,489
680,000	Huron Valley, Michigan, School District, GO, (Q-SBLF), 5.000% due 05/01/2027	AA+	Aa1	676,348
1,625,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	AAA	Aaa	1,768,536
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), 6.000% due 05/15/2010	AAA	Aaa	453,212
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	AAA	Aaa	996,870

See Notes to Financial Statements.

2

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Michigan (Continued)
$1,500,000	Rochester Community School District, Michigan, GO, (Q-SBLF), (MBIA Insured), 5.000% due 05/01/2019	AAA	Aaa	$1,585,185
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014	AA+	Aa1	549,545

				11,166,442

Nevada — 4.6%
750,000	Clark County, Nevada School District, GO, (FSA Insured), 5.000% due 06/15/2018	AAA	Aaa	780,668
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	AAA	Aaa	819,210

				1,599,878

North Carolina — 5.9%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	AAA	Aaa	680,011
1,250,000	North Carolina, Municipal Power Agency, Catawba Electric Revenue, (AMBAC Insured), ETM, 5.500% due 01/01/2013	AAA	Aaa	1,381,075

				2,061,086

Ohio — 8.1%
	Forest Hills, Ohio, Local School District, GO:
1,500,000	Prefunded, (MBIA Insured), 6.250% due 12/01/2020	NR	A1	1,666,845

See Notes to Financial Statements.

3

Munder Tax-Free Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Ohio (Continued)
	Forest Hills, Ohio, Local School District, GO (Continued):
$100,000	Unrefunded Balance, (MBIA Insured), 6.250% due 12/01/2020	NR	A1	$109,633
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027	AAA	Aaa	1,043,160

				2,819,638

South Carolina — 9.2%
1,000,000	Anderson County, South Carolina, School District Number 002, GO, Series B, (MBIA Insured), 5.125% due 03/01/2025	AAA	Aaa	1,009,070
1,110,000	Lexington County, South Carolina, GO, (FGIC Insured), 5.000% due 02/01/2018	AAA	Aaa	1,146,008
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019	AAA	Aaa	1,068,870

				3,223,948

Tennessee — 4.5%
1,475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	AAA	Aaa	1,563,220

See Notes to Financial Statements.

4

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Texas — 6.7%
$1,140,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015	NR	Aaa	$1,327,462
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	NR	Aa1	5,422
1,000,000	Texas State, Refunding Water Financial Assistance, Series C, 5.000% due 08/01/2018	AA	Aa1	1,019,730

				2,352,614

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $32,775,653)				34,010,443

Shares

INVESTMENT COMPANY SECURITIES — 2.2%
(Cost $779,808)
779,808	Valiant Tax-Exempt Money Market Fund	779,808

TOTAL INVESTMENTS
(Cost $33,555,461)	99.5%	34,790,251
OTHER ASSETS AND LIABILITIES (Net)	0.5	159,538

NET ASSETS	100.0%	$34,949,789

See Notes to Financial Statements.

5

Munder Tax-Free Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC  — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO     — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
NR    — Not Rated
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund

At June 30, 2004 the sector diversification of the Munder Tax-Free Bond Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	67.0%	$23,423,563
General Obligations	25.0	8,747,171
Pre-Refunded/ETM	5.3	1,839,709

TOTAL MUNICIPAL BONDS AND NOTES	97.3	34,010,443
INVESTMENT COMPANY SECURITIES	2.2	779,808

TOTAL INVESTMENTS	99.5	34,790,251
OTHER ASSETS AND LIABILITIES (Net)	0.5	159,538

NET ASSETS	100.0%	$34,949,789

See Notes to Financial Statements.

6

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7

Munder Tax-Free Bond Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value (see accompanying schedule)	$34,790,251
Interest receivable	427,041
Receivable for Fund shares sold	2,200
Dividends receivable	822
Prepaid expenses and other assets	26,892

Total Assets	35,247,206

LIABILITIES:
Payable for Fund shares redeemed	180,853
Transfer agency/record keeping fees payable	31,990
Trustees’ fees and expenses payable	25,598
Shareholder servicing fees payable — Class K Shares	6,985
Administration fees payable	5,285
Distribution and shareholder servicing fees payable — Class A, B and C Shares	3,449
Investment advisory fees payable	2,429
Custody fees payable	2,124
Accrued expenses and other payables	38,704

Total Liabilities	297,417

NET ASSETS	$34,949,789

Investments, at cost	$33,555,461

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(12,018)
Accumulated net realized gain on investments sold	2,953,096
Net unrealized appreciation of investments	1,234,790
Paid-in capital	30,773,921

$34,949,789

NET ASSETS:
Class A Shares	$5,325,827

Class B Shares	$1,902,568

Class C Shares	$672,885

Class K Shares	$26,936,378

Class Y Shares	$112,131

SHARES OUTSTANDING:
Class A Shares	538,084

Class B Shares	192,661

Class C Shares	67,809

Class K Shares	2,720,603

Class Y Shares	11,338

CLASS A SHARES:
Net asset value and redemption price per share	$9.90

Maximum sales charge	4.00%
Maximum offering price per share	$10.31

CLASS B SHARES:
Net asset value and offering price per share*	$9.88

CLASS C SHARES:
Net asset value and offering price per share*	$9.92

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.90

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.89

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”)

See Notes to Financial Statements.

9

Munder Tax-Free Bond Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$2,650,347
Dividends	12,462

Total Investment Income	2,662,809

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	14,201
Class B Shares	25,346
Class C Shares	7,046
Shareholder servicing fees:
Class K Shares	123,216
Investment advisory fees	291,815
Administration fees	83,927
Registration and filing fees	49,471
Legal and audit fees	49,156
Trustees’ fees and expenses	25,424
Other	229

Total Expenses	669,831
Fees waived by transfer agent	(248)

Net Expenses	669,583

NET INVESTMENT INCOME	1,993,226

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	3,685,641
Net change in unrealized appreciation/(depreciation) of securities	(6,418,690)

Net realized and unrealized loss on investments	(2,733,049)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(739,823)

See Notes to Financial Statements.

10

Munder Tax-Free Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$1,993,226	$3,329,422
Net realized gain from security transactions	3,685,641	2,252,519
Net change in unrealized appreciation/ (depreciation) of securities	(6,418,690)	2,519,015

Net increase/ (decrease) in net assets resulting from operations	(739,823)	8,100,956
Dividends to shareholders from net investment income:
Class A Shares	(207,580)	(175,142)
Class B Shares	(72,523)	(99,091)
Class C Shares	(20,505)	(17,550)
Class K Shares	(1,728,856)	(3,058,451)
Class Y Shares	(6,058)	(8,020)
Distributions to shareholders from net realized gains:
Class A Shares	(139,222)	(144,457)
Class B Shares	(70,334)	(108,561)
Class C Shares	(18,400)	(18,844)
Class K Shares	(1,471,858)	(2,692,710)
Class Y Shares	(4,716)	(6,119)
Net increase/ (decrease) in net assets from Fund share transactions:
Class A Shares	799,579	493,237
Class B Shares	(1,354,197)	107,796
Class C Shares	70,217	(11,225)
Class K Shares	(47,528,690)	(23,953,927)
Class Y Shares	(104,303)	16,623

Net decrease in net assets	(52,597,269)	(21,575,485)
NET ASSETS:
Beginning of year	87,547,058	109,122,543

End of year	$34,949,789	$87,547,058

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(12,018)	$30,057

See Notes to Financial Statements.

11

Munder Tax-Free Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$3,183,586	$5,334,283
Issued as reinvestment of dividends and distributions	95,251	114,812
Redeemed	(2,479,258)	(4,955,858)

Net increase	$799,579	$493,237

Class B Shares:
Sold	$131,337	$1,450,287
Issued as reinvestment of dividends and distributions	53,773	92,475
Redeemed*	(1,539,307)	(1,434,966)

Net increase/(decrease)	$(1,354,197)	$107,796

Class C Shares:
Sold	$280,907	$1,362,290
Issued as reinvestment of dividends and distributions	10,803	10,918
Redeemed	(221,493)	(1,384,433)

Net increase/(decrease)	$70,217	$(11,225)

Class K Shares:
Sold	$1,780,295	$4,122,518
Issued as reinvestment of dividends and distributions	1,553	1,681
Redeemed	(49,310,538)	(28,078,126)

Net decrease	$(47,528,690)	$(23,953,927)

Class Y Shares:
Sold	$—	$30,200
Issued as reinvestment of dividends and distributions	2,688	1,929
Redeemed	(106,991)	(15,506)

Net increase/(decrease)	$(104,303)	$16,623

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	310,437	507,685
Issued as reinvestment of dividends and distributions	9,314	10,916
Redeemed	(242,101)	(471,547)

Net increase	77,650	47,054

Class B Shares:
Sold	12,822	137,312
Issued as reinvestment of dividends and distributions	5,274	8,803
Redeemed*	(151,114)	(136,518)

Net increase/(decrease)	(133,018)	9,597

Class C Shares:
Sold	27,130	130,337
Issued as reinvestment of dividends and distributions	1,056	1,038
Redeemed	(21,772)	(132,541)

Net increase/(decrease)	6,414	(1,166)

Class K Shares:
Sold	172,766	389,535
Issued as reinvestment of dividends and distributions	151	159
Redeemed	(4,796,692)	(2,662,092)

Net decrease	(4,623,775)	(2,272,398)

Class Y Shares:
Sold	—	2,887
Issued as reinvestment of dividends and distributions	263	183
Redeemed	(10,430)	(1,456)

Net increase/(decrease)	(10,167)	1,614

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.66		$10.46	$10.28	$9.79	$10.02

Income/(loss) from investment operations:
Net investment income	0.35		0.36	0.40	0.41	0.41
Net realized and unrealized gain/(loss) on investments	(0.45)		0.51	0.25	0.49	(0.14)

Total from investment operations	(0.10)		0.87	0.65	0.90	0.27

Less distributions:
Dividends from net investment income	(0.38)		(0.36)	(0.40)	(0.41)	(0.42)
Distributions from net realized gains	(0.28)		(0.31)	(0.07)	—	(0.08)

Total distributions	(0.66)		(0.67)	(0.47)	(0.41)	(0.50)

Net asset value, end of period	$9.90		$10.66	$10.46	$10.28	$9.79

Total return(b)	(1.05)%		8.59%	6.48%	9.35%	2.83%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$5,326		$4,907	$4,324	$2,529	$1,873
Ratio of operating expenses to average net assets	1.11	%(d)	1.25%	0.95%	1.01%	1.00%
Ratio of net investment income to average net assets	3.46	%(d)	3.41%	3.83%	4.05%	4.26%
Portfolio turnover rate	16%		4%	17%	19%	6%
Ratio of operating expenses to average net assets without expense waivers	1.11	%(d)	1.25%	0.95%	1.01%	1.00%

(a)	The Munder Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on October 9, 1995 and December 6, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expense waivers for Class A Shares would have been 1.30%, 3.27% and 1.30%, respectively, and for Class B Shares would have been 2.05%, 2.52% and 2.05%, respectively.

See Notes to Financial Statements.

14

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$10.63		$10.44	$10.27	$9.77	$10.02

0.28		0.28	0.32	0.34	0.34
(0.45)		0.51	0.25	0.50	(0.16)

(0.17)		0.79	0.57	0.84	0.18

(0.30)		(0.29)	(0.33)	(0.34)	(0.35)
(0.28)		(0.31)	(0.07)	—	(0.08)

(0.58)		(0.60)	(0.40)	(0.34)	(0.43)

$9.88		$10.63	$10.44	$10.27	$9.77

(1.69)%		7.70%	5.62%	8.66%	1.87%

$1,903		$3,463	$3,300	$2,645	$964
1.86	%(d)	2.00%	1.70%	1.76%	1.75%
2.71	%(d)	2.66%	3.08%	3.30%	3.51%
16%		4%	17%	19%	6%
1.86	%(d)	2.00%	1.70%	1.76%	1.75%

See Notes to Financial Statements.

15

Munder Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.68		$10.48	$10.31	$9.80	$10.01

Income/(loss) from investment operations:
Net investment income	0.28		0.28	0.32	0.34	0.34
Net realized and unrealized gain/(loss) on investments	(0.46)		0.52	0.25	0.51	(0.12)

Total from investment operations	(0.18)		0.80	0.57	0.85	0.22

Less distributions:
Dividends from net investment income	(0.30)		(0.29)	(0.33)	(0.34)	(0.35)
Distributions from net realized gains	(0.28)		(0.31)	(0.07)	—	(0.08)

Total distributions	(0.58)		(0.60)	(0.40)	(0.34)	(0.43)

Net asset value, end of period	$9.92		$10.68	$10.48	$10.31	$9.80

Total return(b)	(1.78)%		7.76%	5.60%	8.73%	2.28%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$673		$656	$656	$678	$207
Ratio of operating expenses to average net assets	1.86	%(d)	2.00%	1.70%	1.76%	1.75%
Ratio of net investment income to average net assets	2.71	%(d)	2.66%	3.08%	3.30%	3.51%
Portfolio turnover rate	16%		4%	17%	19%	6%
Ratio of operating expenses to average net assets without expense waivers	1.86	%(d)	2.00%	1.70%	1.76%	1.75%

(a)	The Munder Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on July 7, 1997 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expense waivers for Class C Shares would have been 2.05%, 2.52% and 2.05%, respectively, and for Class K Shares would have been 1.30%, 3.27% and 1.30%, respectively.

See Notes to Financial Statements.

16

K Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$10.66		$10.46	$10.29	$9.79	$10.03

0.36		0.36	0.40	0.41	0.41
(0.46)		0.51	0.24	0.50	(0.15)

(0.10)		0.87	0.64	0.91	0.26

(0.38)		(0.36)	(0.40)	(0.41)	(0.42)
(0.28)		(0.31)	(0.07)	—	(0.08)

(0.66)		(0.67)	(0.47)	(0.41)	(0.50)

$9.90		$10.66	$10.46	$10.29	$9.79

(1.05)%		8.58%	6.38%	9.45%	2.73%

$26,936		$78,292	$100,635	$122,217	$134,676
1.11	%(d)	1.25%	0.95%	1.01%	1.00%
3.46	%(d)	3.41%	3.83%	4.05%	4.26%
16%		4%	17%	19%	6%
1.11	%(d)	1.25%	0.95%	1.01%	1.00%

See Notes to Financial Statements.

17

Munder Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.65		$10.45	$10.28	$9.78	$10.02

Income from investment operations:
Net investment income	0.38		0.38	0.42	0.43	0.44
Net realized and unrealized gain/(loss) on investments	(0.46)		0.52	0.25	0.51	(0.16)

Total from investment operations	(0.08)		0.90	0.67	0.94	0.28

Less distributions:
Dividends from net investment income	(0.40)		(0.39)	(0.43)	(0.44)	(0.44)
Distributions from net realized gains	(0.28)		(0.31)	(0.07)	—	(0.08)

Total distributions	(0.68)		(0.70)	(0.50)	(0.44)	(0.52)

Net asset value, end of period	$9.89		$10.65	$10.45	$10.28	$9.78

Total return(b)	(0.80)%		8.87%	6.64%	9.74%	2.98%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$112		$229	$208	$370	$2,381
Ratio of operating expenses to average net assets	0.86	%(d)	1.00%	0.70%	0.76%	0.75%
Ratio of net investment income to average net assets	3.71	%(d)	3.66%	4.08%	4.30%	4.51%
Portfolio turnover rate	16%		4%	17%	19%	6%
Ratio of operating expenses to average net assets without expense waivers	0.86	%(d)	1.00%	0.70%	0.76%	0.75%

(a)	The Munder Tax-Free Bond Fund Class Y Shares commenced operations on July 21, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expense waivers would have been 1.05%, 3.52% and 1.05%, respectively.

See Notes to Financial Statements.

18

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goals are to provide as high a level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income

19

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

20

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $248 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services provided during the year ended June 30, 2004, Munder Capital Management (the “Advisor”) was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a

21

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $83,927 before payment of sub-administration fees and $31,830 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1438% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $4,842 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of

22

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $0 to Comerica Securities and $111,024 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $8,852,750 and $54,737,157 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $1,378,632 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $163,201 and net appreciation for

23

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Federal income tax purposes was $1,215,431. At June 30, 2004, aggregate cost for Federal income tax purposes was $33,574,820.

6. Geographic Concentration

    The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At June 30, 2004, investments in these insured securities represented 67.0% of the Fund.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $1,324.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed

24

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, there were no permanent differences between book and tax accounting.

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2004 and June 30, 2003 was as follows:

	Tax-Exempt		Long-Term
	Income	Ordinary Income	Capital Gain	Total

June 30, 2004	$1,940,547	$94,975	$1,704,530	$3,740,052
June 30, 2003	3,241,382	199,330	2,888,233	6,328,945

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Tax-Exempt	Long-Term	Appreciation/
Income	Gain	(Depreciation)	Total

$28,060	$2,948,767	$1,215,431	$4,192,258

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees and premium amortization adjustments.

10. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved a change in the structure of the fee paid to the Advisor for its advisory services. Effective August 10, 2004, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% on the first $1 billion of average daily net assets; and 0.45% on average daily net assets in excess of $1 billion.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

11.	Tax Information (Unaudited)

    Of the distributions paid by the Fund from investment income, 95.3% is tax-exempt for federal income tax purposes.

    For the year ended June 30, 2004, the amount of long-term capital gain distributions designated by the Fund was $1,704,530.

25

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

12. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14.	Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of

26

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

27

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/ Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

28

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

29

Munder Tax-Free Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Term of
	Position(s)	Office(1) and
	with the	Length of
Name, Address and Age	Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

30

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Tax-Free Bond Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Tax-Free Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Tax-Free Bond Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

31

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32

[This Page Intentionally Left Blank]

33

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNTFBOND604

ANNUAL REPORT
June 30, 2004
Munder Tax-Free
Money Market Fund
Class A, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than its return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30. The three-month Treasury bill, a proxy for money market returns, posted a 0.98% return for the year ended June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information on the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

1	Portfolio of Investments
22	Statement of Assets and Liabilities
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Statements of Changes in Net Assets — Capital Stock Activity
28	Financial Highlights
31	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

[This Page Intentionally Left Blank]

ii

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 94.9%
Alabama — 1.6%
$4,000,000	Mobile, Alabama, Dock & Wharf Revenue, Refunding, Holnam, Inc. Project, Series A, (Bayerische Landesbank, LOC), 1.050% due 06/01/2032†	A–1+	VMIG1	$4,000,000

Arizona — 3.3%
3,400,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, (Tucson Electric — 83C), (Bank of New York, LOC), 1.060% due 12/15/2018†	A-1+	VMIG1	3,400,000
1,300,000	Arizona Health Facilities Authority Revenue, Community Behavioral Health Property (Wells Fargo Bank, N.A., LOC), 1.100% due 08/01/2025†	A-1+	NR	1,300,000
3,750,000	Pima County, Arizona Industrial Development Authority, (Tucson Electric), (Bank of New York, LOC), 1.050% due 12/01/2022†	A-1+	VMIG1	3,749,985

				8,449,985

California — 2.7%
1,500,000	California State Department of Water Resources, Power Supply Revenue, Series C-9, (Citibank, N.A., LOC), 1.080% due 05/01/2022†	A-1+	VMIG1	1,500,000

See Notes to Financial Statements.

1

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
California (Continued)
	California State Economic Recovery Revenue:
$1,700,000	Revenue Series C-8 (Lloyds TSB Bank PLC, LOC), 1.080% due 07/01/2023†	A-1+	VMIG1	$1,700,000
1,500,000	Series C-9 (Bank of Nova Scotia, LOC), 1.080% due 07/01/2023†	A-1	VMIG1	1,500,000
2,000,000	Davis, California, Unified School District, Tax & Revenue Anticipation Notes, GO, 2.000% due 07/01/2004	SP-1+	NR	2,000,000

				6,700,000

Colorado — 2.9%
1,500,000	Adams County, Colorado, Industrial Development Revenue, Clear Creek Business (Citibank LOC), 1.080% due 11/01/2008†	NR	VMIG1	1,500,000
800,000	Boulder County, Colorado, Development Revenue, Humane Society, Inc. Project, (Wells Fargo Bank, N.A., LOC), 1.200% due 05/01/2020†	NR	NR	800,000
1,000,000	Colorado Educational & Cultural Facilities Authority Revenue, Regis Jesuit High School Project, (Wells Fargo Bank, N.A., LOC), 1.100% due 12/01/2033†	A-1+	NR	1,000,000
965,000	Colorado Springs, Colorado, Pikes Peak Mental Health Revenue, (Wells Fargo Bank, N.A., LOC), 1.100% due 03/15/2023†	A-1+	NR	965,000

See Notes to Financial Statements.

2

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Colorado (Continued)
$1,000,000	Crystal Valley, Colorado, Metropolitan District Number 1, (Wells Fargo Bank, N.A., LOC), 1.100% due 05/01/2032†	A-1+	NR	$1,000,000
2,000,000	Platte River Power Authority, Colorado Electric Revenue, Subordinated Lien, Series S-1, (Morgan Guarantee Trust, SPA), 1.080% due 06/01/2018†	A-1+	VMIG1	2,000,000

				7,265,000

Connecticut — 0.4%
1,000,000	Connecticut State Health & Educational Facilities Revenue, Taft School, Series E, (First Union National Bank, LOC), 1.080% due 07/01/2030†	NR	VMIG1	1,000,000

Delaware — 0.9%
2,385,000	Sussex County, Delaware, GO, Refunding, 4.000% due 10/15/2004	NR	Aa3	2,405,483

Florida — 2.8%
2,500,000	Palm Beach County, Florida, Revenue, GO, Norton Gallery, Inc. Project, (Northern Trust Company, LOC), 1.050% due 05/01/2025†	A-1+	NR	2,500,000
2,900,000	Pinellas County, Florida, Educational Facilities Authority Revenue, Shorecrest Preparation School Project, (Suntrust Bank, LOC), 1.060% due 07/01/2020†	NR	VMIG1	2,900,000

See Notes to Financial Statements.

3

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Florida (Continued)
$1,675,000	Tohopekaliga Water Authority, Florida, Utility Systems Revenue, Series A, (FSA Insured), 2.000% due 10/01/2004	AAA	Aaa	$1,678,643

				7,078,643

Georgia — 2.6%
960,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corporation, Series A, (FGIC Insured), (Bayerische Landesbank, SPA), 1.040% due 01/01/2016†	A-1+	VMIG1	960,000
1,365,000	Clayton County, Georgia, Housing Authority Multifamily Housing Revenue, Refunding, Huntington Woods, Series A, (FSA Insured), (Societe Generale, SPA), 1.110% due 01/01/2021†	A-1+	VMIG1	1,365,000
2,000,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 1.100% due 03/01/2022†	NR	Aa2	2,000,000
900,000	De Kalb Private Hospital Authority Revenue, Anticipation Certificates, ESR Children’s Health, Series A (SunTrust Bank, LOC), 1.080% due 12/01/2028†	A-1+	VMIG1	900,000

See Notes to Financial Statements.

4

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Georgia (Continued)
$1,400,000	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates, Egleston Children’s Hospital, Series A (SunTrust Bank, Atlanta, LOC), 1.080% due 03/01/2024†	NR	VMIG1	$1,400,000

				6,625,000

Illinois — 9.8%
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (Lasalle Bank, N.A., LOC), 1.050% due 08/01/2015†	NR	VMIG1	3,500,000
2,225,000	Illinois Development Finance Authority, Industrial Revenue, Tajon Warehouse, Series B, (Bank of Kentucky, LOC), 1.120% due 01/01/2010†	A–1+	NR	2,225,000
	Illinois Educational Facilities Authority Revenues:
1,900,000	Lake County Family YMCA, (Harris Trust & Savings Bank, LOC), 1.050% due 11/01/2030†	A-1+	NR	1,900,000
1,000,000	Columbia College, Chicago, (Harris Trust & Savings Bank, LOC), 1.080% due 06/01/2030†	A-1+	NR	1,000,000
1,100,000	Chicago Children’s Museum, (Bank One, N.A., LOC), 1.080% due 02/01/2028†	NR	VMIG1	1,100,000

See Notes to Financial Statements.

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Illinois (Continued)
$1,700,000	Field Museum National History, (Northern Trust Company, LOC), 1.050% due 11/01/2025†	NR	VMIG1	$1,700,000
4,470,000	Illinois Health Facilities Authority, Advocate Health Care, Series B, (Multiple LOC’s), 1.130% due 08/15/2022†	A-1	VMIG1	4,470,000
1,975,000	Illinois Health Facilities Authority Revenue, Southern Illinois Healthcare Inc., (Firstar Bank, LOC), 1.060% due 03/01/2031†	NR	VMIG1	1,975,000
2,000,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 1.050% due 01/01/2010†	A-1+	VMIG1	2,000,000
1,600,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 1.080% due 12/01/2013†	A-1+	VMIG1	1,600,000
400,000	Warren County, Illinois Revenue, Community Medical Center Western Illinois, (Wells Fargo Bank, N.A., LOC), 1.200% due 12/01/2013†	NR	NR	400,000
2,810,000	West Chicago, Illinois, Industrial Development Revenue, Refunding, Liquid Container Project, (Bank of America, LOC), 1.090% due 03/01/2015†	NR	Aa1	2,810,000

				24,680,000

See Notes to Financial Statements.

6

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Indiana — 4.0%
$1,500,000	Franklin County, Indiana, Economic Development Revenue, Sisters St. Francis Project, (Banc One, LOC), 1.080% due 12/01/2018†	A-1+	NR	$1,500,000
2,900,000	Indiana Health Facility Financing Authority, Hospital Revenue, Clarian Health Obligation Group, Series C, (Westdeutsche Landesbank, SPA), 1.080% due 03/01/2030†	A-1+	VMIG1	2,900,000
4,200,000	Indiana Municipal Power Supply Systems Revenue, Refunding, Series A, (Toronto-Dominion Bank, LOC), 1.080% due 01/01/2018†	A-1	VMIG1	4,200,000
1,500,000	Purdue University, Indiana, University Revenue, Series B-RMK 06/01/92, 6.700% due 07/01/2015, Pre-refunded 01/01/2005	AA	Aa1	1,585,007

				10,185,007

Iowa — 1.0%
925,000	Iowa Finance Authority Child Services Revenue, Childserve Project, Series B, (Wells Fargo Bank, N.A., LOC), 1.200% due 06/01/2017†	A-1	NR	925,000
1,500,000	Iowa Higher Education Loan Authority Revenue, Private College Facility, (Lasalle Bank, N.A., LOC), 1.080% due 11/01/2032†	A-1+	NR	1,500,000

				2,425,000

See Notes to Financial Statements.

7

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Kansas — 0.4%
$1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Bank One Chicago, N.A., LOC), 1.080% due 03/01/2026†	A-1+	P-1	$1,000,000

Kentucky — 2.1%
1,575,000	Covington, Kentucky, Industrial Building Revenue, Baptist Convalescent Project, (Fifth Third Bank, LOC), 1.150% due 04/01/2019†	NR	NR	1,575,000
2,960,000	Jeffersontown, Kentucky, Lease Program Revenue, Kentucky League Of Cities Funding Trust, (U.S. Bank, N.A., LOC), 1.150% due 03/01/2030†	NR	VMIG1	2,960,000
800,000	Newport, Kentucky, Lease Program Revenue, Kentucky League of Cities Funding Trust, (U.S. Bank, N.A., LOC), 1.100% due 04/01/2032†	NR	VMIG1	800,000

				5,335,000

Maryland — 1.2%
3,000,000	Montgomery County, Maryland, Bond Anticipation Notes, (Westdeutsche Landesbank Girozentrale, LOC), 1.100% due 08/18/2004	NR	NR	3,000,000

Massachusetts — 3.7%
1,210,000	Franklin, Massachusetts, Bond Anticipation Notes, GO, 3.000% due 04/01/2005	SP-1+	MIG1	1,227,247

See Notes to Financial Statements.

8

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Massachusetts (Continued)
	Massachusetts State:
$3,000,000	Consolidated Loan, GO, Series C, (FGIC Insured), 7.000% due 11/01/2014, Pre-refunded 11/01/2004	AAA	Aaa	$3,089,081
2,000,000	Refunding, Series C, 4.000% due 12/01/2004	AA-	Aa2	2,024,057
3,075,000	Massachusetts State Water Resources Authority, Multi-Modal Subordinated General, Series B, (Scotiabank, SPA), 1.040% due 04/01/2028†	A-1	VMIG1	3,075,000

				9,415,385

Michigan — 5.1%
5,500,000	Kalamazoo County, Michigan, Economic Development Revenue, (Old Kent Bank, LOC), 1.150% due 09/01/2015†	NR	NR	5,500,000
1,850,000	Michigan State Hospital Finance Authority Revenue, Chelsea Community Hospital, (National City Bank, LOC), 1.120% due 05/15/2031†	A-1	NR	1,850,000
	Michigan State Strategic Fund Limited Obligation Revenue:
1,560,000	Refunding, Goodwill Industrial Project, (Fifth Third Bank, N.A., LOC), 1.100% due 02/01/2027†	NR	NR	1,560,000
1,900,000	Roeper School Project, (Standard Federal Bank, LOC), 1.080% due 05/01/2032†	A-1	NR	1,900,000

See Notes to Financial Statements.

9

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$2,000,000	Michigan State, GO, Notes, Series A, 2.000% due 09/30/2004	SP-1+	MIG1	$2,005,056

				12,815,056

Minnesota — 2.0%
3,000,000	City of Rochester, Minnesota, Series 2000-B, TECP, 0.960% due 07/22/2004	NR	NR	3,000,000
1,010,000	Ely, Minnesota, YMCA Greater St. Paul Project, (Wells Fargo Bank, N.A., LOC), 1.130% due 12/01/2012†	NR	NR	1,010,000
1,000,000	Minnesota State Higher Educational Facilities Authority Revenue, William Mitchell, Five S, U.S. Bank, N.A., LOC), 1.100% due 10/01/2033†	NR	VMIG1	1,000,000

				5,010,000

Mississippi — 1.6%
4,000,000	Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series 1, (Westdeutsche Landesbank, SPA), 1.070% due 05/15/2030†	A-1+	VMIG1	4,000,000

Missouri — 1.0%
1,400,000	Missouri State Highways & Transportation Commission Street Road Revenue, Series A, 5.000% due 02/01/2005	AA	Aa2	1,431,523

See Notes to Financial Statements.

10

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Missouri (Continued)
$1,000,000	Missouri State, GO, Fourth State Building, Series A, 6.000% due 08/01/2004	AAA	Aaa	$1,004,254

				2,435,777

Nebraska — 0.4%
1,000,000	Nebraska Public Power District Revenue, Power Supply Systems, Series C, 4.625% due 01/01/2005	AAA	Aaa	1,017,135

Nevada — 1.4%
2,000,000	Clark County, Nevada, Flood Control, TECP, 0.950% due 08/10/2004			2,000,000
1,475,000	Nevada State, Refunding & Capital Improvement, Series A, (MBIA Insured), 4.000% due 11/01/2004	AAA	Aaa	1,488,996

				3,488,996

New Jersey — 3.8%
3,000,000	New Jersey Economic Development Authority, Economic Development Revenue, Adjustable Refunding, Stolthaven Project, Series A, (Citibank, N.A., LOC), 1.020% due 01/15/2018†	A-1+	P-1	3,000,000
400,000	New Jersey Economic Development Authority Revenue, First Mtg, Presbyterian C, (BNP Paribas, LOC), 1.020% due 01/11/2011†	SP-1+	NR	400,000

See Notes to Financial Statements.

11

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
New Jersey (Continued)
$3,100,000	New Jersey State Turnpike Authority, Turnpike Revenue, Adjusted, Series D, (FGIC Insured), (Societe Generale, LOC), 1.050% due 01/01/2018†	A-1+	VMIG1	$3,100,000
3,000,000	Woodbridge Township, New Jersey, GO, Bond Anticipation Notes, 1.400% due 07/08/2004	NR	MIG1	3,000,267

				9,500,267

New York — 2.6%
1,900,000	New York State Housing, Financial Agency Service Contract Revenue, Refunding, Series D, (State Street Bank and Trust Co., LOC), 1.030% due 03/15/2026†	A-+	VMIG1	1,900,000
2,805,000	New York, New York Revenue, Series B, (MBIA Insured), (Bank of Nova Scotia, SPA), 1.060% due 08/15/2004†	A-1	VMIG1	2,805,000
1,900,000	New York, New York, GO, Adjusted Subseries A-4, (Bayerische Landesbank, LOC), 1.080% due 08/01/2022†	A-1+	NR	1,900,000

				6,605,000

See Notes to Financial Statements.

12

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

North Carolina — 2.6%
$1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 1.040% due 04/01/2019†	A-1+	VMIG1	$1,040,000
1,000,000	Johnston County, North Carolina, Public Improvement, 4.000% due 03/01/2005	AAA	Aaa	1,017,176
1,000,000	New Hanover County, North Carolina, Refunding, 5.000% due 03/01/2005	AA	Aa2	1,025,583
1,730,000	North Carolina Medical Care, Community Health Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 1.100% due 09/01/2021†	NR	VMIG1	1,730,000
1,745,000	North Carolina Medical Care, Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 1.100% due 05/01/2018†	A-1	NR	1,745,000

				6,557,759

Ohio — 4.9%
1,500,000	Akron Bath Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 1.100% due 11/01/2034†	NR	VMIG1	1,500,000
2,000,000	Cincinnati, Ohio, City School District, GO, Bond Anticipation Notes, 1.650% due 09/10/2004	NR	MIG1	2,002,111

See Notes to Financial Statements.

13

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Ohio (Continued)
$2,000,000	Cuyahoga Falls, Ohio, GO, Notes, 2.000% due 12/16/2004	NR	MIG1	$2,007,714
1,995,000	Mahoning County, Ohio, Housing Revenue, Youngstown State University Project, (Bank One, N.A., LOC), 1.030% due 02/01/2023†	NR	VMIG1	1,995,000
1,000,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC), 1.120% due 08/15/2022†	A-1+	NR	1,000,000
2,255,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 1.120% due 12/01/2010†	A-1	NR	2,255,000
1,500,000	Ohio State Higher Educational Facilities Commission Revenue, Higher Educational Pooled Financing, Series A, (Fifth Third Bank, LOC), 1.080% due 09/01/2024†	NR	VMIG1	1,500,000

				12,259,825

Oklahoma — 0.5%
1,215,000	Tulsa County, Oklahoma, Independent School District Number 5 Jenks, GO, Combined Purpose, 4.750% due 07/01/2004	NR	Aa3	1,215,000

See Notes to Financial Statements.

14

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Oregon — 1.9%
$3,475,000	Oregon State Health Housing Educational & Cultural Facilities Authority, (Assumption Village Project Series A), (Keybank, N.A., LOC), 1.100% due 03/01/2033†	NR	VMIG1	$3,475,000
1,440,000	Portland Oregon Water Systems Revenue, 5.500% due 08/01/2015, Pre-refunded 08/01/2004	NR	Aa1	1,445,037

				4,920,037

Pennsylvania — 4.5%
2,700,000	Allegheny County, Pennsylvania, Redevelopment Authority, Brentwood Towne Square Project, Series A (National City Bank, LOC), 1.150% due 11/01/2019†	NR	NR	2,700,000
1,200,000	Allentown, Pennsylvania, Commercial & Industrial Development, Diocese of Allentown, (First Union National Bank, LOC), 1.100% due 12/01/2029†	NR	Aa2	1,200,000
1,485,000	Chester County, Pennsylvania, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, (First Union National Bank, LOC), 1.080% due 08/01/2025†	A-1	VMIG1	1,485,000

See Notes to Financial Statements.

15

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Pennsylvania (Continued)
$1,500,000	Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue, Mode 1, (Toronto Dominion Bank, LOC), 1.080% due 08/01/2016†	A-1	VMIG1	$1,500,000
2,310,000	Erie County, Pennsylvania, Hospital Authority Revenue, Hamot Health Foundation, (AMBAC Insured), (National City Bank PA, SPA), 1.100% due 05/15/2020†	AAA	VMIG1	2,310,000
2,000,000	Northeastern York County, Pennsylvania School District, GO, 5.100% due 05/01/2024, Pre-refunded 11/01/2004	NR	Aaa	2,027,386

				11,222,386

South Carolina — 0.7%
1,850,000	South Carolina State, GO, State Capital Improvement, Series B, 5.750% due 08/01/2004	AAA	Aaa	1,857,432

Tennessee — 6.0%
1,000,000	Chattanooga, Tennessee, GO, Refunding, 4.500% due 09/01/2004	AA	Aa2	1,005,901
3,000,000	Clarksville, Tennessee, Public Building Authority Revenue, Adjustable Pooled Financing Tennessee Municipal Bond Fund, (Bank of America N.A., LOC), 1.100% due 01/01/2033†	NR	VMIG1	3,000,000

See Notes to Financial Statements.

16

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Tennessee (Continued)
$1,900,000	Metro Government Nashville Davidson County, Tennessee, Refunding, 2.000% due 04/01/2005	AA	Aa2	$1,912,012
	Shelby County, Tennessee, Health Educational & Housing Facilities Board Revenue:
3,000,000	Baptist Memorial Hospital Project, TECP, (Bank of America, LOC), 1.080% due 07/21/2004	NR	NR	3,000,000
6,135,000	Refunding, Multifamily Housing-Wyndridge, (Credit Suisse, LOC), 1.100% due 11/01/2019†	A-1+	NR	6,135,000

				15,052,913

Texas — 5.6%
1,000,000	Collin County, Texas, GO, 5.625% due 02/15/2005	AAA	Aaa	1,026,180
1,000,000	Fort Worth Texas, Refunding, Series A, 5.000% due 03/01/2005	AA+	Aa1	1,025,651
2,610,000	Galveston County, Texas, Refunding Forward, (AMBAC Insured), 4.000% due 02/01/2005	NR	Aaa	2,653,613
1,290,000	Harris County, Texas, GO, Refunding, Permanent Improvement, Series A, 3.000% due 10/01/2004	AA+	Aa1	1,296,368
	Houston, Texas:
320,000	Refunding, Public Improvement (MBIA, Insured), 5.000% due 03/01/2005	AAA	Aaa	328,210

See Notes to Financial Statements.

17

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Texas (Continued)
	Houston, Texas (Continued):
$680,000	Unrefunded Balance Refunding, Public Improvement, (MBIA, Insured), 5.000% due 03/01/2005	AAA	Aaa	$697,446
1,000,000	North Richland Hills, Texas, GO, Refunding & Improvement, (MBIA Insured), 4.000% due 02/15/2005	AAA	Aaa	1,017,997
3,000,000	Texas State, Tax & Revenue Anticipation Notes, GO, 2.000% due 08/31/2004	SP-1+	MIG1	3,004,354
3,000,000	University of Texas Revenues, TECP, 1.120% due 08/18/2004			3,000,000

				14,049,819

Utah — 0.9%
1,000,000	South Jordan, Utah, Municipal Building, Authority Lease Revenue, (BNP Paribas, LOC), 1.100% due 02/01/2029†	NR	NR	1,000,000
1,185,000	Weber County, Utah, Industrial Revenue, Enable Industrial Incorporation, (Well Fargo Bank, N.A., LOC), 1.200% due 12/01/2015†	NR	NR	1,185,000

				2,185,000

See Notes to Financial Statements.

18

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Virginia — 4.5%
$2,625,000	Arlington County, Virginia Revenue, Ballston Public Parking, (Citibank, N.A., LOC), 1.070% due 08/01/2017†	A–1+	NR	$2,625,000
4,000,000	Clarke County, Virginia, Industrial Development Authority, Hospital Facilities Revenue, Winchester Medical Center, Inc. (FSA Insured), (Chase Manhattan Bank, SPA), 1.060% due 01/01/2030†	A–1+	VMIG1	4,000,000
1,720,000	Loudoun County, Virginia, Industrial Development Authority, Residential Care Facilities, Revenue Refunding, Falcons Landing Project, (Bank of Scotland, LOC), 1.080% due 11/01/2028†	NR	VMIG1	1,720,000
1,000,000	Newport News, Virginia, GO, Refunding, Series A, 5.000% due 07/01/2004	AA	Aa2	1,000,000
2,000,000	Richmond, Virginia, Industrial Development Authority Revenue, The Virginia Home, (SunTrust Bank, LOC), 1.100% due 07/01/2022†	NR	NR	2,000,000

				11,345,000

See Notes to Financial Statements.

19

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Washington — 3.2%
$2,000,000	Clark County, Washington, Public Utility District Number 1 Generating System Revenue, ETM, (FGIC Insured), 6.000% due 01/01/2005	AAA	Aaa	$2,048,543
3,000,000	King County, Washington, Sewer Revenue, Series A, TECP, (Bayerische Landesbank, LOC), 1.120% due 08/02/2004			3,000,000
3,000,000	Washington State Public Power Supply System Project Number 2 Electric Revenue, Refunding, Series 2A–1, (MBIA Insured), (Credit Suisse, SPA), 1.050% due 07/01/2012†	A–1	VMIG1	3,000,000

				8,048,543

Wisconsin — 2.3%
1,000,000	Madison, Wisconsin, Promissory Notes, Series A, 5.500% due 05/01/2005	NR	Aaa	1,036,097
3,800,000	Wisconsin State Health & Educational Facilities Authority Revenue, University of Wisconsin Medical Foundation, (Lasalle Bank, N.A., LOC), 1.040% due 05/01/2030†	A–1	NR	3,800,000
1,000,000	Wisconsin State, Transnational Revenue, Series A, 5.500% due 07/01/2012, Pre-refunded 07/01/2004	AA-	Aa3	1,000,000

				5,836,097

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $238,986,545)				238,986,545

See Notes to Financial Statements.

20

Shares

		Value

INVESTMENT COMPANY SECURITIES — 4.7%
11,575,347	Dreyfus Tax-Exempt Cash Management Fund	$11,575,347
243,660	Valiant Tax-Exempt Money Market Fund	243,660

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $11,819,007)		11,819,007

TOTAL INVESTMENTS
(Cost $250,805,552)	99.6%	250,805,552
OTHER ASSETS AND LIABILITIES (Net)	0.4	975,926

NET ASSETS	100.0%	$251,781,478

†	Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:
ETM — Escrowed to Maturity
FGIC — Federal Guaranty Insurance Corporation
FSA  — Financial Security Assurance
GO   — General Obligation Bonds
LOC  — Instruments supported by bank letter of credit
MBIA — Municipal Bond Investors Assurance
NR   — Not Rated
SPA  — Stand-by Purchase Agreement
TECP — Tax-exempt Commercial Paper

At June 30, 2004 the sector diversification of the Munder Tax-Free Money Market Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	66.1%	$166,379,985
General Obligations	12.1	30,582,585
Pre-Refunded/ETM	5.0	12,540,399
Tax-Exempt Commercial Paper	6.7	17,000,000
Revenues	2.6	6,435,877
Insured	2.4	6,047,699

TOTAL MUNICIPAL BONDS AND NOTES	94.9	238,986,545
INVESTMENT COMPANY SECURITIES	4.7	11,819,007

TOTAL INVESTMENTS	99.6	250,805,552
OTHER ASSETS AND LIABILITIES (Net)	0.4	975,926

NET ASSETS	100.00%	$251,781,478

See Notes to Financial Statements.

21

Munder Tax-Free Money Market Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value (see accompanying schedule)	$250,805,552
Interest receivable	1,106,830
Dividends receivable	14,280
Prepaid expenses and other assets	42,703

Total Assets	251,969,365

LIABILITIES:
Payable for Fund shares redeemed	5,371
Dividends payable	43,245
Trustees’ fees and expenses payable	32,849
Administration fees payable	26,288
Shareholder servicing fees payable — Class K shares	15,160
Transfer agency/record keeping fees payable	10,378
Custody fees payable	4,656
Accrued expenses and other payables	49,940

Total Liabilities	187,887

NET ASSETS	$251,781,478

Investments, at cost	$250,805,552

See Notes to Financial Statements.

22

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(8,090)
Paid-in capital	251,789,568

$251,781,478

NET ASSETS:
Class A Shares	$89,281,285

Class K Shares	$153,797,123

Class Y Shares	$8,703,070

SHARES OUTSTANDING:
Class A Shares	89,249,566

Class K Shares	153,855,132

Class Y Shares	8,710,814

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

23

Munder Tax-Free Money Market Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$2,568,368
Dividends	101,232

Total Investment Income	2,669,600

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	226,211
Shareholder servicing fees:
Class K Shares	252,022
Investment advisory fees	938,433
Administration fees	374,651
Legal and audit fees	58,089
Transfer agency/record keeping fees	55,188
Custody fees	48,937
Registration and filing fees	27,668
Trustees’ fees and expenses	27,070
Other	54,559

Total Expenses	2,062,828
Fees waived by transfer agent and distributor	(217,810)

Net Expenses	1,845,018

NET INVESTMENT INCOME	824,582

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$824,582

See Notes to Financial Statements.

24

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$824,582	$1,757,725

Net increase in net assets resulting from operations	824,582	1,757,725
Dividends to shareholders from net investment income:
Class A Shares	(358,550)	(432,431)
Class K Shares	(426,714)	(1,199,164)
Class Y Shares	(39,318)	(126,130)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	390,577	13,468,655
Class K Shares	(44,604,606)	2,817,959
Class Y Shares	(5,403,970)	(5,712,213)

Net increase/(decrease) in net assets	(49,617,999)	10,574,401
NET ASSETS:
Beginning of year	301,399,477	290,825,076

End of year	$251,781,478	$301,399,477

See Notes to Financial Statements.

25

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets — Capital Stock Activity

Since the Munder Tax-Free Money Market Fund has sold, redeemed and reinvested shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments are the same as the amounts shown below for such transactions.

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold	$132,118,642	$153,369,299
Issued as reinvestment of dividends	358,502	432,371
Redeemed	(132,086,567)	(140,333,015)

Net increase	$390,577	$13,468,655

Class K Shares:
Sold	$146,018,882	$196,195,686
Issued as reinvestment of dividends	352	891
Redeemed	(190,623,840)	(193,378,618)

Net increase/(decrease)	$(44,604,606)	$2,817,959

Class Y Shares:
Sold	$23,555,834	$44,989,329
Issued as reinvestment of dividends	3,280	5,494
Redeemed	(28,963,084)	(50,707,036)

Net decrease	$(5,403,970)	$(5,712,213)

See Notes to Financial Statements.

26

[This Page Intentionally Left Blank]

27

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.004	0.005	0.012	0.031	0.029

Total from investment operations	0.004	0.005	0.012	0.031	0.029

Less distributions:
Dividends from net investment income	(0.004)	(0.005)	(0.012)	(0.031)	(0.029)

Total distributions	(0.004)	(0.005)	(0.012)	(0.031)	(0.029)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.40%	0.52%	1.24%	3.09%	2.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$89,281	$88,891	$75,422	$81,414	$80,887
Ratio of operating expenses to average net assets	0.59%	0.82%	0.75%	0.81%	0.81%
Ratio of net investment income to average net assets	0.40%	0.54%	1.24%	3.03%	2.89%
Ratio of operating expenses to average net assets without expense waivers	0.84%	0.82%	0.75%	0.81%	0.81%

(a)	The Munder Tax-Free Money Market Fund Class A Shares and Class K Shares commenced operations on November 29, 1992 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

28

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

$1.00	$1.00	$1.00	$1.00	$1.00

0.003	0.006	0.013	0.031	0.030

0.003	0.006	0.013	0.031	0.030

(0.003)	(0.006)	(0.013)	(0.031)	(0.030)

(0.003)	(0.006)	(0.013)	(0.031)	(0.030)

$1.00	$1.00	$1.00	$1.00	$1.00

0.26%	0.62%	1.34%	3.19%	3.04%

$153,797	$198,402	$195,584	$246,089	$229,726
0.74%	0.72%	0.65%	0.71%	0.71%
0.25%	0.64%	1.34%	3.16%	2.99%
0.74%	0.72%	0.65%	0.71%	0.71%

See Notes to Financial Statements.

29

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.004	0.008	0.015	0.033	0.032

Total from investment operations	0.004	0.008	0.015	0.033	0.032

Less distributions:
Dividends from net investment income	(0.004)	(0.008)	(0.015)	(0.033)	(0.032)

Total distributions	(0.004)	(0.008)	(0.015)	(0.033)	(0.032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.41%	0.77%	1.49%	3.34%	3.20%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$8,703	$14,107	$19,819	$11,879	$16,541
Ratio of operating expenses to average net assets	0.59%	0.57%	0.50%	0.56%	0.56%
Ratio of net investment income to average net assets	0.40%	0.79%	1.49%	3.31%	3.14%
Ratio of operating expenses to average net assets without expense waivers	0.59%	0.57%	0.50%	0.56%	0.56%

(a)	The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.

(b)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

30

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Money Market Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 3 classes of shares — Class A, Class K and Class Y Shares. Class A Shares are sold without a front-end sales charge. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at

31

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004 (continued)

least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $358 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

32

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004 (continued)

companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $62,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $374,651 before payment of sub-administration fees and $150,525 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1397% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis)

33

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004 (continued)

as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $17,742 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A
Shares	Class K
12b-1	Shares
Fees	Service Fees

0.25%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

34

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004 (continued)

    The Distributor began voluntarily waiving a portion of its 12b-1 fees for Class A shares of the Fund beginning on July 15, 2003. For the year ended June 30, 2004 these waivers amounted to $217,452.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $0 to Comerica Securities and $229,599 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for expired capital losses were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

    The tax character of dividends paid to shareholders during the years ended June 30, 2004 and June 30, 2003 was as follows:

	Tax Exempt	Ordinary
	Income	Income	Total

June 30, 2004	$824,314	$268	$824,582
June 30, 2003	1,757,725	—	1,757,725

35

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004 (continued)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Tax-Exempt	Capital
Income	Loss Carryover	Total

$70,891	$(8,090)	$62,801

    The differences between book and tax distributable earnings are primarily due to dividends payable at year end and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $8,090 of unused capital losses of which $8,085 and $5 expire in 2008 and 2010, respectively.

    At June 30, 2004, aggregate cost for Federal income tax purposes was $250,805,552.

7. Subsequent Event (Unaudited)

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

8. Tax Information (Unaudited)

    Of the distributions paid by the Fund from investment income, 100.0% is tax exempt for federal income tax purposes.

9. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

10. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at

36

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004 (continued)

http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

11. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

12. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

37

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

38

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

39

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

40

Munder Tax-Free Money Market Fund

Notes To Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

41

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Tax-Free Money Market Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Tax-Free Money Market Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Tax-Free Money Market Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

42

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNTFMM604

ANNUAL REPORT
June 30, 2004
Munder Tax-Free Short &
Intermediate Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The municipal market had slightly stronger performance during the year than the taxable bond market, with the Lehman Brothers Municipal Bond Index posting a 0.76% return. Returns varied across the maturity spectrum with the weakest performance coming from shorter maturities and the highest returns coming from the longest maturities.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer
and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Statements of Changes in Net Assets — Capital Stock Activity
20	Financial Highlights
25	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

Fund Managers: The Munder Tax-Free Short & Intermediate Bond Fund Team

    The Fund earned a return of -0.60% for the year ended June 30, 2004, relative to a 0.56% return for a 65%/35% blend of the Lehman Brothers Municipal Short Index and Lehman Brothers Municipal Intermediate Index and the -0.14% median return for the Lipper universe of short/intermediate municipal debt mutual funds.

    Strategies for the Fund are designed to provide shareholders with a high quality fund that offers competitive but consistent returns, with careful attention paid to both returns and the potential risks involved in achieving those returns.

    This strategy, with its high quality focus, did not fare well during the past year. Non-traditional sectors of the municipal market had strong relative returns. In fact, three of these sectors, including industrial development revenue and pollution control (IDR/PCR) bonds, resource recovery bonds, and hospital-related bonds, had the highest returns in the Lehman Brothers municipal universe for the year ended June 30. We did not have holdings in these sectors, since they do not have the credit characteristics that we look for. While these non-traditional sectors had the strongest performance, they also had the lowest average quality ratings.

ii

    The Fund’s relatively heavy weighting in Michigan municipal securities also held back relative performance. According to Lehman Brothers data, Michigan securities had weak returns relative to both the general municipal market and specialty states, including California and New York.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Municipal Short Index and the Lehman Brothers Municipal Intermediate Index (formerly known as the Lehman Brothers Mutual Fund Short Municipal and Mutual Fund Intermediate Municipal Indexes) are total return benchmarks that include investment-grade, tax-exempt municipal bonds with at least $5 million outstanding that were issued in deals of at least $50 million and that have maturities ranging from 1-5 years and 5-10 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short/intermediate municipal debt mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”), Class K Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Tax-Free Short & Intermediate Bond Fund

CLASS K SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

#	The Lehman Brothers Municipal Intermediate-Short Index (formerly known as the Lehman Brothers Mutual Fund Intermediate-Short Municipal Index) is a total return benchmark that includes investment-grade, tax-exempt municipal bonds with at least $5 million outstanding that were issued in deals of at least $50 million and that have maturities between one and ten years. The Lehman Blended Index is a blended index made up of 65% Lehman Brothers Municipal Short Index and 35% Lehman Brothers Municipal Intermediate Index. The Municipal Short Index includes only maturities between one and five years. The Municipal Intermediate Index includes only maturities between five and ten years. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 6/1/96, 7/1/98, 7/1/94, and 7/1/94, respectively.

iv

	GROWTH OF A $10,000 INVESTMENT(1)

				Lehman Muni		Lipper Short/Int.
Class and	With		Without	Int-Short	Lehman	Muni Debt
Inception Date	Load		Load	Index#	Blended Index#	Funds Median**

CLASS A (11/30/92)	$14,689	*	$15,298	$17,119	$16,699	$15,099

CLASS B (5/16/96)	N/A		13,041	15,192	14,952	13,882

CLASS C (7/8/98)	N/A		11,947	13,308	13,195	12,496

CLASS K (2/9/87)	N/A		15,284	17,119	16,699	15,099

CLASS Y (12/17/92)	N/A		15,672	17,119	16,699	15,099

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Ten		Ten	Since		Since
Class and	Year		Year	Years		Years	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (11/30/92)	(4.68)%	*	(0.75)%	3.17%	*	4.03%	3.92%	*	4.34%	3.82%	*	4.18%

CLASS B (5/16/96)	(6.32)%	†	(1.49)%	2.88%	†	3.24%	N/A		N/A	N/A		3.32%

CLASS C (7/8/98)	(2.54)%	†	(1.57)%	N/A		3.23%	N/A		N/A	N/A		3.02%

CLASS K (2/9/87)	N/A		(0.84)%	N/A		4.01%	N/A		4.33%	N/A		4.92%

CLASS Y (12/17/92)	N/A		(0.60)%	N/A		4.28%	N/A		4.60%	N/A		4.41%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

**	The Lipper Short/Intermediate Municipal Debt Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 6/1/96, 7/1/98, 7/1/94, and 7/1/94, respectively.

v

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vi

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2004

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 94.9%
Alabama — 1.9%
	Jefferson County, Alabama, Sewer Revenue, PR:
$1,500,000	(FGIC Insured), 5.000% due 02/01/2033	AAA	Aaa	$1,635,570
2,000,000	(FGIC Insured), 5.125% due 02/01/2042	AAA	Aaa	2,195,740

				3,831,310

Arizona — 4.0%
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	AAA	Aaa	1,260,519
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	AAA	Aaa	1,780,861
1,000,000	Mesa, Arizona, Utility System Revenue, PR, (FGIC Insured), 6.125% due 07/01/2013	AAA	Aaa	1,111,430
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	AAA	Aaa	1,942,758
1,840,000	Phoenix, Arizona, PR, GO, Series A, 5.500% due 07/01/2015	AA+	Aa1	1,928,044

				8,023,612

Arkansas — 0.9%
1,965,000	Arkansas State, GO, Capital Appreciation Bond, Series C, 3.098% due 06/01/2006†	AA	Aa2	1,880,269

Colorado — 2.1%
2,000,000	Arapahoe County, Colorado, School District, Cherry Creek, GO, (FSA Insured), 4.000% due 12/15/2008	AAA	Aaa	2,080,900

See Notes to Financial Statements.

1

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Colorado (Continued)
$2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	AAA	Aaa	$2,040,040

				4,120,940

Delaware — 1.8%
	Delaware State, GO:
1,000,000	Series A, 4.250% due 03/01/2009	AAA	Aaa	1,051,730
2,500,000	Series A, 5.000% due 01/01/2007	AAA	Aaa	2,656,575

				3,708,305

Florida — 3.5%
3,000,000	Dade County, Florida, School District, (MBIA Insured),
	6.000% due 07/15/2005	AAA	Aaa	3,134,280
	Dade County, Florida, Special Obligation:
3,600,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 2.990% due 10/01/2025†	AAA	Aaa	1,109,592
3,000,000	Refunding, Capital Appreciation Bond, PR, Series B, (AMBAC Insured), 3.549% due 10/01/2015†	AAA	Aaa	1,762,380
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	AAA	Aaa	1,003,800

				7,010,052

See Notes to Financial Statements.

2

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Georgia — 1.8%
$1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	AA	Aa2	$1,097,000
	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	AAA	Aaa	1,223,220
1,045,000	6.250% due 08/01/2013	AAA	Aaa	1,233,246

				3,553,466

Hawaii — 2.2%
1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	AAA	Aaa	2,055,244
1,000,000	Honolulu, Hawaii, City & County Board of Water Supply Water System Revenue, (FGIC Insured), 4.000% due 07/01/2013	AAA	Aaa	1,000,990
1,395,000	Kauai County, Hawaii, Series A, (MBIA Insured), 4.375% due 08/01/2010	AAA	Aaa	1,461,792

				4,518,026

Illinois — 5.6%
2,000,000	Chicago, Illinois, GO, Capital Appreciation, PR, (AMBAC Insured), 3.743% due 07/01/2016†	AAA	Aaa	978,780
2,500,000	Du Page County, Illinois, Forest Preserve District, PR, GO, 4.750% due 10/01/2010	AAA	Aaa	2,681,975
4,000,000	Illinois State Sales Tax Revenue, Series Y, 5.250% due 06/15/2007	AAA	Aa3	4,284,160
1,760,000	Illinois State, PR, GO, (MBIA Insured), 5.750% due 12/01/2014	AAA	Aaa	1,988,554

See Notes to Financial Statements.

3

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Illinois (Continued)
$1,300,000	Schaumburg, Illinois, GO, Series A, 5.000% due 01/01/2008	AA+	Aa1	$1,387,230

				11,320,699

Indiana — 1.0%
2,000,000	Indiana State Educational Facilities Authority Revenue, 1.080% due 02/01/2034††	NR	Aa3	2,000,000

Iowa — 0.7%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	NR	Aaa	1,434,705

Kansas — 0.5%
1,000,000	Wichita, Kansas, 5.000% due 10/01/2008	AA	Aa2	1,078,120

Kentucky — 1.1%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, PR, (MBIA Insured), 5.750% due 05/01/2014	AAA	Aaa	2,243,380

Maryland — 7.4%
2,000,000	Baltimore, Maryland, Industrial Development Authority Revenue, (Bayerische Landesbank, LOC), 1.050% due 08/01/2016††	AAA	Aaa	2,000,000
1,000,000	Baltimore, Maryland, Revenue, PR, (FGIC Insured), 5.800% due 07/01/2015	AAA	Aaa	1,143,310
	Maryland State:
3,000,000	State & Local Facilities Series 2, GO, 5.250% due 06/15/2006	AAA	Aaa	3,181,200

See Notes to Financial Statements.

4

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Maryland (Continued)
	Maryland State (Continued):
$2,275,000	State & Local Facilities Series 3, GO, 5.000% due 10/15/2005	AAA	Aaa	$2,367,774
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	AAA	Aaa	1,103,640
5,000,000	Prince George’s County, Maryland, Consolidated Public Improvement, GO, (MBIA Insured), 6.250% due 01/01/2005	AAA	Aaa	5,119,550

				14,915,474

Massachusetts — 2.7%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	AA	Aa2	1,631,175
1,000,000	Lowell, Massachusetts, GO, (MBIA Insured), 5.000% due 10/15/2007	NR	Aaa	1,072,560
	Massachusetts State, PR, GO:
1,100,000	5.250% due 04/01/2011	AAA	Aa2	1,204,016
1,400,000	5.500% due 11/01/2020	AA-	Aa2	1,551,466

				5,459,217

Michigan — 16.1%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	AA	Aa2	1,367,187
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	AA+	Aa1	1,259,024
1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	AA+	Aa1	1,473,707

See Notes to Financial Statements.

5

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF),
	4.000% due 05/01/2012	AA+	Aa1	$1,014,840
2,000,000	Detroit, Michigan, Water Supply Systems Revenue, Senior Lien, Series A, (MBIA Insured), 5.250% due 07/01/2006	AAA	Aaa	2,118,700
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	AA+	Aa1	1,065,670
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	AA	Aa2	1,185,191
1,000,000	Grand Rapids, Michigan, Public School District, GO, (Fifth Third Bank, LOC), 1.110% due 05/01/2023††	NR	NR	1,000,000
1,000,000	Huron Valley, Michigan, School District, PR, GO, (Q-SBLF), 5.875% due 05/01/2016	AAA	Aaa	1,093,860
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	AAA	Aaa	1,136,344
2,500,000	Michigan State, Building Authority Revenue, Series I, PR, (AMBAC Insured), 6.000% due 10/01/2006	AAA	Aaa	2,711,225

See Notes to Financial Statements.

6

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Michigan (Continued)
$1,095,000	Michigan State, Housing Single Family Mortgage, Series A, AMT, (AMBAC Insured), 5.300% due 12/01/2006	AAA	Aaa	$1,126,755
2,500,000	Michigan State, Trunk Line Highway Revenue, Series A, PR, 5.500% due 11/15/2009	AAA	Aa3	2,588,050
3,500,000	Michigan State, Underground Storage Tank Financial Assurance Authority, Series I, (AMBAC Insured), 6.000% due 05/01/2006	AAA	Aaa	3,731,280
2,000,000	Redford, Michigan, Union School District, PR, (Q-SBLF), 5.950% due 05/01/2015	AAA	Aaa	2,159,300
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	AA+	Aa1	1,485,327
3,900,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 4.800% due 05/01/2010	AA+	Aa1	4,178,889
1,510,000	Wayne County, Michigan, Transportation Fund Series A, GO, 5.000% due 10/01/2007	AA	Aa3	1,613,480

				32,308,829

Minnesota — 2.1%
2,175,000	Metropolitan Council, Minnesota, Minneapolis- St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	AAA	Aaa	2,234,421

See Notes to Financial Statements.

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Minnesota (Continued)
$1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	AAA	Aa1	$1,891,192

				4,125,613

Mississippi — 1.1%
2,000,000	Mississippi State, GO, 5.000% due 11/01/2006	AA	Aa3	2,117,040

Nebraska — 1.1%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	AAA	Aaa	1,053,110
1,000,000	4.500% due 12/01/2010	AAA	Aaa	1,056,230

				2,109,340

New Hampshire — 0.8%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	AA+	Aa2	1,598,835

New Jersey — 1.7%
1,170,000	Mount Holly, New Jersey, Municipal Utilities, Authority Sewer Revenue, (MBIA Insured), 4.750% due 12/01/2028	NR	Aaa	1,250,835
1,000,000	New Jersey State, GO,
	5.750% due 05/01/2012	AA	Aa2	1,128,810
1,000,000	Union County, New Jersey, GO, 4.750% due 12/15/2007	AA+	Aa1	1,066,250

				3,445,895

New York — 0.5%
1,000,000	Clarence, New York, Central School District, Series I, (FSA Insured), 4.000% due 05/15/2008	NR	Aaa	1,038,000

North Carolina — 1.0%
2,000,000	Guilford County, North Carolina, GO, 2.500% due 10/01/2007	AAA	Aa1	1,991,320

See Notes to Financial Statements.

8

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Ohio — 4.2%
$1,500,000	Cleveland, Ohio, Waterworks Revenue, Series I, (FSA Insured), 5.000% due 01/01/2008	AAA	Aaa	$1,601,160
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	AAA	Aaa	1,083,030
1,575,000	Ohio State Building Authority, (AMBAC Insured), 5.000% due 10/01/2008	AAA	Aaa	1,682,084
2,000,000	Ohio State Public Facilities Community, (MBIA Insured), 4.700% due 06/01/2011	AAA	Aaa	2,137,980
1,725,000	Ohio State, Water Development Authority Water, 5.000% due 12/01/2012	AAA	Aaa	1,870,487

				8,374,741

Oklahoma — 1.5%
3,000,000	Tulsa County, Oklahoma, Independent School District 1, GO, Series B, (AMBAC Insured), 5.000% due 08/01/2005	AAA	Aaa	3,105,090

Oregon — 0.6%
1,085,000	Oregon State, GO, 5.000% due 08/01/2007	AA-	Aa3	1,159,995

Pennsylvania — 1.0%
2,000,000	Chester County, Pennsylvania, Industrial Development Authority, (Wachovia Bank, N.A., LOC), 1.100% due 07/01/2031††	NR	Aa2	2,000,000

Tennessee — 1.6%
1,000,000	Knox County, Tennessee, Public Improvement, PR, GO, 5.200% due 05/01/2010	AA	Aa2	1,094,550

See Notes to Financial Statements.

9

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Tennessee (Continued)
$2,000,000	Metro Government, Nashville & Davidson County, Tennessee, GO, 5.000% due 04/01/2013	AA	Aa2	$2,137,560

				3,232,110

Texas — 9.6%
1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	AAA	Aaa	1,766,334
2,750,000	Dallas, Texas, GO, ETM, 6.000% due 02/15/2005	AA+	Aa1	2,825,790
	Harris County, Texas, PR, GO:
2,000,000	5.500% due 10/01/2013	AA+	Aa1	2,147,260
1,000,000	5.875% due 10/01/2007	AA+	Aa1	1,096,400
	Houston, Texas, Independent School District:
1,730,000	Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	AA	Aa3	1,834,388
1,000,000	Capital Appreciation, Series A, (PSFG), 2.301% due 02/15/2006†	AAA	Aaa	964,190
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	AAA	Aaa	2,325,894
2,400,000	Texas State, GO, Series A, PR, Public Finance Authority, 5.900% due 10/01/2012	AA	Aaa	2,480,568
1,700,000	Travis County, Texas, Certificates Obligation, GO, 4.250% due 03/01/2008	AAA	Aaa	1,778,948

See Notes to Financial Statements.

10

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

Texas (Continued)
$2,000,000	Waco Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	AAA	Aaa	$2,135,460

				19,355,232

Utah — 1.1%
1,000,000	Alpine, Utah, School District, GO, 3.000% due 03/15/2010	NR	Aaa	967,020
1,245,000	Logan City, Utah, School District, GO, 3.500% due 06/15/2011	NR	Aaa	1,231,305

				2,198,325

Virginia — 1.1%
1,000,000	Charlottesville, Virginia, GO, 2.000% due 07/15/2008	AAA	Aaa	948,550
1,140,000	Virginia State, Public School Authority, Series I, 5.250% due 08/01/2008	AA+	Aa1	1,228,897

				2,177,447

Washington — 4.5%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	NR	Aaa	1,079,120
3,000,000	King County, Washington, GO, 5.900% due 12/01/2014	AA+	Aa1	3,352,260
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	AA	Aa1	3,219,150
1,500,000	Washington State, Housing Financial Community Nonprofit Revenue, (Bank of America, N.A., LOC), 1.060% due 12/01/2023††	NR	Aa1	1,500,000

				9,150,530

See Notes to Financial Statements.

11

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2004 (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
West Virginia — 1.2%
$3,000,000	West Virginia State, (FGIC Insured), 3.002% due 11/01/2009†	AAA	Aaa	$2,458,260

Wisconsin — 6.9%
1,400,000	Blackhaw, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	NR	Aaa	1,414,924
2,355,000	Brookfield, Wisconsin, GO, Promissory Notes, 3.550% due 03/01/2007	NR	Aaa	2,370,708
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	NR	Aaa	1,070,140
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	AA	Aa3	2,508,114
1,025,000	Westfield, Wisconsin, School District, GO, (FSA Insured), 6.500% due 03/15/2014	AAA	Aaa	1,156,313
	Wisconsin State, Clean Water Revenue:
2,640,000	Series I, 5.250% due 06/01/2005	AA+	Aa2	2,726,222
1,000,000	5.500% due 06/01/2014	NR	Aa2	1,106,430
1,500,000	Wisconsin State, GO,
	5.000% due 11/01/2007	AA-	Aa3	1,605,330

				13,958,181

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $187,509,499)				191,002,358

See Notes to Financial Statements.

12

Shares

Value

INVESTMENT COMPANY SECURITIES — $3.2%
(Cost $6,519,670)
6,519,670	Valiant Tax-Exempt Money Market Fund	$6,519,670

TOTAL INVESTMENTS
(Cost $194,029,169)	98.1%	$197,522,028
OTHER ASSETS AND LIABILITIES (Net)	1.9	3,762,222

NET ASSETS	100.0%	$201,284,250

†	Zero-coupon bond. Rate represents annualized yield at date of purchase.

††	Variable Rate Security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:

AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ETM	—	Escrowed to Maturity
FGIC	—	Federal Guaranty Insurance Corporation
FSA	—	Financial Security Assurance
GO	—	General Obligation Bonds
LOC	—	Instruments supported by bank letter of credit
MBIA	—	Municipal Bond Investors Assurance
NR	—	Not Rated
PR	—	Pre-Refunded
PSFG	—	Permanent School Fund Guaranteed
Q-SBLF	—	Qualified School Bond Loan Fund

At June 30, 2004 the sector diversification of the Munder Tax-Free Short & Intermediate Bond Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligations	40.2%	$80,929,113
Insured	24.2	48,629,391
Pre-Refunded	21.8	43,834,088
Revenue	8.7	17,609,766

TOTAL MUNICIPAL BONDS AND NOTES	94.9	191,002,358
INVESTMENT COMPANY SECURITIES	3.2	6,519,670

TOTAL INVESTMENTS	98.1	197,522,028
OTHER ASSETS AND LIABILITIES (Net)	1.9	3,762,222

NET ASSETS	100.0%	$201,284,250

See Notes to Financial Statements.

13

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value (see accompanying schedule)	$197,522,028
Interest receivable	2,291,511
Dividends receivable	3,805
Receivable for investment securities sold	4,223,127
Receivable for Fund shares sold	1,169,200
Prepaid expenses and other assets	50,227

Total Assets	205,259,898

LIABILITIES:
Payable for Fund shares redeemed	699,271
Payable for investment securities purchased	3,110,463
Shareholder servicing fees payable – Class K Shares	36,655
Trustees’ fees and expenses payable	27,432
Administration fees payable	22,143
Distribution and shareholder servicing fees payable – Class A, B and C Shares	12,338
Transfer agency/record keeping fees payable	11,171
Custody fees payable	5,055
Investment advisory fees payable	2,401
Accrued expenses and other payables	48,719

Total Liabilities	3,975,648

NET ASSETS	$201,284,250

Investments, at cost	$194,029,169

See Notes to Financial Statements.

14

Munder Tax-Free Short & Intermediate Bond Fund

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(16,228)
Net unrealized appreciation of investments	3,492,859
Paid-in capital	197,807,619

$201,284,250

NET ASSETS:
Class A Shares	$13,414,350

Class B Shares	$4,005,193

Class C Shares	$7,135,835

Class K Shares	$173,951,513

Class Y Shares	$2,777,359

SHARES OUTSTANDING:
Class A Shares	1,300,466

Class B Shares	388,924

Class C Shares	687,387

Class K Shares	16,864,098

Class Y Shares	269,057

CLASS A SHARES:
Net asset value and redemption price per share	$10.32

Maximum sales charge	4.00%
Maximum offering price per share	$10.75

CLASS B SHARES:
Net asset value and offering price per share*	$10.30

CLASS C SHARES:
Net asset value and offering price per share*	$10.38

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.31

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.32

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

15

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$7,237,080
Dividends	56,305

Total Investment Income	7,293,385

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	55,794
Class B Shares	51,162
Class C Shares	84,199
Shareholder servicing fees:
Class K Shares	416,205
Investment advisory fees	1,025,317
Administration fees	286,539
Transfer agency/record keeping fees	61,532
Custody fees	58,989
Legal and audit fees	56,545
Registration and filing fees	51,471
Trustees’ fees and expenses	25,869
Other	48,345

Total Expenses	2,221,967
Fees waived by transfer agent	(238)

Net Expenses	2,221,729

NET INVESTMENT INCOME	5,071,656

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	1,654
Net change in unrealized appreciation/(depreciation) of securities	(6,762,853)

Net realized and unrealized loss on investments	(6,761,199)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,689,543)

See Notes to Financial Statements.

16

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$5,071,656	$5,315,643
Net realized gain from security transactions	1,654	657,968
Net change in unrealized appreciation/(depreciation) of securities	(6,762,853)	2,719,774

Net increase/(decrease) in net assets resulting from operations	(1,689,543)	8,693,385
Dividends to shareholders from net investment income:
Class A Shares	(568,167)	(526,336)
Class B Shares	(94,163)	(126,056)
Class C Shares	(151,506)	(121,804)
Class K Shares	(4,262,954)	(4,465,371)
Class Y Shares	(76,685)	(97,387)
Distributions to shareholders from net realized gains:
Class A Shares	(4,610)	(73,305)
Class B Shares	(877)	(40,597)
Class C Shares	(1,265)	(33,119)
Class K Shares	(24,486)	(1,153,120)
Class Y Shares	(430)	(24,134)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(15,024,574)	20,551,389
Class B Shares	(1,748,689)	2,479,201
Class C Shares	(905,295)	6,077,946
Class K Shares	31,434,426	(6,148,631)
Class Y Shares	253,868	(340,551)

Net increase in net assets	7,135,050	24,651,510
NET ASSETS:
Beginning of year	194,149,200	169,497,690

End of year	$201,284,250	$194,149,200

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(16,228)	$64,554

See Notes to Financial Statements.

17

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$6,256,032	$26,723,427
Issued as reinvestment of dividends and distributions	158,857	205,590
Redeemed	(21,439,463)	(6,377,628)

Net increase/(decrease)	$(15,024,574)	$20,551,389

Class B Shares:
Sold	$818,355	$4,367,000
Issued as reinvestment of dividends and distributions	29,605	52,946
Redeemed*	(2,596,649)	(1,940,745)

Net increase/(decrease)	$(1,748,689)	$2,479,201

Class C Shares:
Sold	$3,353,598	$8,245,618
Issued as reinvestment of dividends and distributions	50,838	53,802
Redeemed	(4,309,731)	(2,221,474)

Net increase/(decrease)	$(905,295)	$6,077,946

Class K Shares:
Sold	$66,548,756	$31,644,898
Issued as reinvestment of dividends and distributions	2,872	4,512
Redeemed	(35,117,202)	(37,798,041)

Net increase/(decrease)	$31,434,426	$(6,148,631)

Class Y Shares:
Sold	$295,958	$626,610
Issued as reinvestment of dividends and distributions	9,457	23,302
Redeemed	(51,547)	(990,463)

Net increase/(decrease)	$253,868	$(340,551)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

18

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	593,456	2,518,058
Issued as reinvestment of dividends and distributions	15,112	19,361
Redeemed	(2,024,183)	(599,616)

Net increase/(decrease)	(1,415,615)	1,937,803

Class B Shares:
Sold	77,896	411,427
Issued as reinvestment of dividends and distributions	2,819	4,994
Redeemed*	(248,045)	(183,116)

Net increase/(decrease)	(167,330)	233,305

Class C Shares:
Sold	316,110	770,298
Issued as reinvestment of dividends and distributions	4,802	5,036
Redeemed	(407,775)	(208,157)

Net increase/(decrease)	(86,863)	567,177

Class K Shares:
Sold	6,304,692	2,968,837
Issued as reinvestment of dividends and distributions	274	425
Redeemed	(3,341,146)	(3,555,822)

Net increase/(decrease)	2,963,820	(586,560)

Class Y Shares:
Sold	28,102	59,270
Issued as reinvestment of dividends and distributions	898	2,195
Redeemed	(4,868)	(93,567)

Net increase/(decrease)	24,132	(32,102)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

19

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.67		$10.54	$10.40	$10.05	$10.22

Income/(loss) from investment operations:
Net investment income	0.27		0.33	0.37	0.39	0.38
Net realized and unrealized gain/(loss) on investments	(0.35)		0.22	0.20	0.35	(0.12)

Total from investment operations	(0.08)		0.55	0.57	0.74	0.26

Less distributions:
Dividends from net investment income	(0.27)		(0.33)	(0.37)	(0.39)	(0.38)
Distributions from net realized gains	(0.00	)(d)	(0.09)	(0.06)	—	(0.05)

Total distributions	(0.27)		(0.42)	(0.43)	(0.39)	(0.43)

Net asset value, end of period	$10.32		$10.67	$10.54	$10.40	$10.05

Total return(b)	(0.75)%		5.29%	5.60%	7.51%	2.68%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$13,414		$28,980	$8,207	$5,899	$5,745
Ratio of operating expenses to average net assets	1.04%		1.02%	0.94%	0.97%	0.97%
Ratio of net investment income to average net assets	2.52%		3.11%	3.55%	3.79%	3.75%
Portfolio turnover rate	23%		15%	10%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	1.04%		1.02%	0.94%	0.97%	0.97%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and May 16, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

20

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$10.65		$10.53	$10.38	$10.03	$10.21

0.19		0.25	0.29	0.31	0.30
(0.35)		0.21	0.22	0.36	(0.12)

(0.16)		0.46	0.51	0.67	0.18

(0.19)		(0.25)	(0.30)	(0.32)	(0.31)
(0.00	)(d)	(0.09)	(0.06)	—	(0.05)

(0.19)		(0.34)	(0.36)	(0.32)	(0.36)

$10.30		$10.65	$10.53	$10.38	$10.03

(1.49)%		4.41%	4.91%	6.72%	1.82%

$4,005		$5,926	$3,401	$1,987	$1,377
1.79%		1.77%	1.69%	1.72%	1.72%
1.77%		2.36%	2.80%	3.04%	3.00%
23%		15%	10%	23%	15%
1.79%		1.77%	1.69%	1.72%	1.72%

See Notes to Financial Statements.

21

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.74		$10.61	$10.46	$10.10	$10.28

Income/(loss) from investment operations:
Net investment income	0.19		0.25	0.29	0.32	0.30
Net realized and unrealized gain/(loss) on investments	(0.36)		0.22	0.22	0.36	(0.12)

Total from investment operations	(0.17)		0.47	0.51	0.68	0.18

Less distributions:
Dividends from net investment income	(0.19)		(0.25)	(0.30)	(0.32)	(0.31)
Distributions from net realized gains	(0.00	)(d)	(0.09)	(0.06)	—	(0.05)

Total distributions	(0.19)		(0.34)	(0.36)	(0.32)	(0.36)

Net asset value, end of period	$10.38		$10.74	$10.61	$10.46	$10.10

Total return(b)	(1.57)%		4.48%	4.88%	6.78%	1.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,136		$8,313	$2,197	$302	$248
Ratio of operating expenses to average net assets	1.79%		1.77%	1.69%	1.72%	1.72%
Ratio of net investment income to average net assets	1.77%		2.36%	2.80%	3.04%	3.00%
Portfolio turnover rate	23%		15%	10%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	1.79%		1.77%	1.69%	1.72%	1.72%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on July 8, 1998 and February 9, 1987, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

22

K Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$10.67		$10.55	$10.40	$10.05	$10.22

0.27		0.33	0.37	0.39	0.38
(0.36)		0.21	0.21	0.35	(0.12)

(0.09)		0.54	0.58	0.74	0.26

(0.27)		(0.33)	(0.37)	(0.39)	(0.38)
(0.00	)(d)	(0.09)	(0.06)	—	(0.05)

(0.27)		(0.42)	(0.43)	(0.39)	(0.43)

$10.31		$10.67	$10.55	$10.40	$10.05

(0.84)%		5.19%	5.70%	7.51%	2.68%

$173,952		$148,315	$152,770	$171,009	$201,005
1.04%		1.02%	0.94%	0.97%	0.97%
2.52%		3.11%	3.55%	3.79%	3.75%
23%		15%	10%	23%	15%
1.04%		1.02%	0.94%	0.97%	0.97%

See Notes to Financial Statements.

23

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.68		$10.55	$10.41	$10.06	$10.22

Income/(loss) from investment operations:
Net investment income	0.29		0.36	0.40	0.41	0.40
Net realized and unrealized gain/(loss) on investments	(0.35)		0.22	0.20	0.36	(0.10)

Total from investment operations	(0.06)		0.58	0.60	0.77	0.30

Less distributions:
Dividends from net investment income	(0.30)		(0.36)	(0.40)	(0.42)	(0.41)
Distributions from net realized gains	(0.00	)(d)	(0.09)	(0.06)	—	(0.05)

Total distributions	(0.30)		(0.45)	(0.46)	(0.42)	(0.46)

Net asset value, end of period	$10.32		$10.68	$10.55	$10.41	$10.06

Total return(b)	(0.60)%		5.55%	5.86%	7.77%	3.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,777		$2,615	$2,923	$3,309	$6,867
Ratio of operating expenses to average net assets	0.79%		0.77%	0.69%	0.72%	0.72%
Ratio of net investment income to average net assets	2.77%		3.36%	3.80%	4.04%	4.00%
Portfolio turnover rate	23%		15%	10%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	0.79%		0.77%	0.69%	0.72%	0.72%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

24

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goals are to provide a competitive level of current interest income exempt from Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for

25

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

valuing such securities. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For

26

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

the year ending June 30, 2004, such waivers were $238 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services provided during the year ended June 30, 2004, Munder Capital Management (the “Advisor”) was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31,

27

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $286,539 before payment of sub-administration fees and $118,368 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1397% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $14,357 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

28

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $500 to Comerica Securities and $383,903 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $60,865,780 and $45,580,676, respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $4,546,291 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,344,248 and net appreciation for Federal income tax purposes was $3,202,043. At June 30, 2004, aggregate cost for Federal income tax purposes was $194,319,985.

6. Geographic Concentration

    The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions. The Fund is,

29

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At June 30, 2004, investments in these insured securities represented 24.2% of the Fund.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $3,201.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for deferred trustees’ fees were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

30

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2004 and June 30, 2003 was as follows:

	Tax-Exempt		Long-Term
	Income	Ordinary Income	Capital Gain	Total

June 30, 2004	$4,808,390	$344,316	$32,437	$5,185,143
June 30, 2003	4,962,444	374,510	1,324,275	6,661,229

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized
Tax-Exempt	Appreciation/
Income	(Depreciation)	Total

$297,061	$3,202,043	$3,499,104

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

10. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved a change in the structure of the fee paid to the Advisor for its advisory services. Effective August 10, 2004, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% on the first $200 million of average daily net assets; and 0.40% on average daily net assets in excess of $200 million.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

11. Tax Information (Unaudited)

    Of the distributions paid by the Fund from investment income, 93.3% is tax-exempt for federal income tax purposes.

    For the year ended June 30, 2004, the amount of long-term capital gain distributions designated by the Fund was $32,437.

12. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of

31

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Non-Interested Trustees
Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

32

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

33

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

34

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past 5	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	Years	by Trustee	Held by Trustee

Interested Trustee
Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

35

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Officers
Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/ Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

36

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Tax-Free Short & Intermediate Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Tax-Free Short & Intermediate Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Tax-Free Short & Intermediate Bond Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

37

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNTFSBOND604

ANNUAL REPORT
June 30, 2004
Munder U.S. Government
Income Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The investment climate changed sharply over the past year. The S&P 500® Index posted a 19.11% return for the 12 months ended June 30, 2004, a significant increase from the return for the prior year ended June 30, 2003. In contrast, the Lehman Brothers Aggregate Bond Index had a 0.32% return for the 12 months ended June 30, 2004, dramatically lower than the return for the year ended June 30, 2003. While the equity market was buoyed by an improving economy and strong earnings growth, fixed income performance was hurt by rising interest rates and anticipation of the beginning of a tightening cycle by the Federal Reserve. In fact, the Fed announced a widely anticipated 0.25 percentage point increase in the federal funds rate on June 30.

    The goal of our investment disciplines is to deliver competitive returns and consistent investment success across changing investment environments. For this reason, risk management is an important part of our investment strategies. We identify those areas where we believe we can add the most value, and work to minimize risk in other areas. In our equity disciplines, we focus on stock selection and have systems in place designed to limit the risk from sector, industry and individual stock weightings. In our fixed income disciplines, we avoid strategies that are based on forecasting the direction of interest rates; rather, we focus on credit, yield curve and sector analyses, as well as on issue selection. In our view, focusing on the risks involved in investing, as well as on returns, is the best way to create value for our shareholders over time.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President, The Munder Funds
President, Chief Operating Officer and Chief Investment Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
30	Report of Registered Public Accounting Firm

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that U.S. government obligations may not be backed by the full faith and credit of the U.S. government. In addition, bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one-year period ended June 30, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    Fund holdings are subject to change. A complete list of holdings as of June 30, 2004 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

MUNDER U.S. GOVERNMENT INCOME FUND

Fund Managers: The Munder U.S. Government Income Fund Team

    The Fund exhibited a return of -0.42% for the year ended June 30, 2004, relative to the -1.35% return for the Lehman Brothers Government Bond Index and the -1.18% median return for the Lipper universe of U.S. government mutual funds.

    Although performance reflected the negative environment for the government sector of the bond market during the year, the Fund posted a strong return, relative to its Lehman Brothers benchmark. The most positive impact on Fund performance came from the Fund’s sector weightings, particularly its relatively heavy weighting of collateralized mortgage obligations (CMOs). The CMOs held in the Fund tended to be less sensitive to interest rate increases than other types of mortgage-backed securities, and therefore fared better as rates rose during the year. Issue selection and the maturity structure of the Fund also made a significant contribution to relative returns. Given the steepness of the yield curve, that is, the wide gap between shorter-term and longer-term rates, the Fund had a barbell maturity structure throughout the year. Historically, this type of structure, with the desired maturity reached through a combination of shorter and longer maturities, has the best relative performance when shorter-term and longer-term yields move closer together and the yield curve flattens. With the yields on two-year and three-year securities moving closer to the yields on longer-term securities during the year, the barbell structure was positive for the Fund’s return.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Government Bond Index is an unmanaged index made up of all publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of U.S. government mutual funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

Hypothetical and Total Returns

The following graph represents the performance of the Munder U.S. Government Income Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder U.S. Government Income Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

					Lipper
				Lehman	U.S. Gov’t.
Class and	With		Without	Gov’t.	Funds
Inception Date	Load		Load	Bond Index#	Median**

CLASS A (7/28/94)	$17,744	*	$18,487	$19,605	$17,837

CLASS B (9/6/95)	N/A		15,535	17,674	16,194

CLASS C (8/12/96)	N/A		14,892	17,006	15,725

CLASS K (7/5/94)	N/A		18,545	19,966	18,137

CLASS Y (7/5/94)	N/A		19,014	19,966	18,137

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Since		Since
Class and	Year		Year	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (7/28/94)	(4.65)%	*	(0.67)%	5.09%	*	5.95%	5.95%	*	6.39%

CLASS B (9/6/95)	(6.09)%	†	(1.41)%	4.85%†		5.18%	N/A		5.12%

CLASS C (8/12/96)	(2.35)%	†	(1.41)%	N/A		5.18%	N/A		5.18%

CLASS K (7/5/94)	N/A		(0.67)%	N/A		5.97%	N/A		6.38%

CLASS Y (7/5/94)	N/A		(0.42)%	N/A		6.24%	N/A		6.64%

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Lehman Brothers Government Bond Index is an unmanaged index that is made up of all publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as 8/1/94, 9/1/95, 8/1/96, 7/1/94, and 7/1/94, respectively.

**	The Lipper U.S. Government Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 8/1/94, 9/1/95, 8/1/96, 7/1/94, and 7/1/94, respectively.

v

[This Page Intentionally Left Blank]

Munder U.S. Government Income Fund

Portfolio of Investments, June 30, 2004

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 11.5%
	FHLMC:
6,000,000	6.875% due 09/15/2010**	$6,729,888
2,500,000	4.125% due 02/24/2011**	2,399,608
2,000,000	5.500% due 09/15/2011**	2,084,782

		11,214,278

Federal National Mortgage Association (FNMA) — 4.7%
	FNMA:
1,200,000	2.375% due 02/15/2007**	1,168,073
3,500,000	4.375% due 03/15/2013**	3,338,618

		4,506,691

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,847,864)		15,720,969

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 58.5%
Collateralized Mortgage Obligations (CMO) — 52.7%
	FHLMC:
2,510,447	Series 1531, Class M, 6.000% due 06/15/2008	2,580,305
1,500,000	Series 1603, Class J, 6.500% due 07/15/2023	1,580,455
2,159,981	Series 1610, Class PM, 6.250% due 04/15/2022	2,195,255
5,000,000	Series 1638, Class H, 6.500% due 12/15/2023	5,267,826
892,362	Series 1676, Class H, 6.500% due 10/15/2022	895,323
529,430	Series 1848, Class PE, 7.000% due 09/15/2025	532,601
2,302,917	Series 1865, Class PD, 7.000% due 12/15/2025	2,314,869
4,156,000	Series 1866, Class E, 7.000% due 01/15/2026	4,362,045
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,318,895
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,405,417

See Notes to Financial Statements.

1

Munder U.S. Government Income Fund

Portfolio of Investments, June 30, 2004 (continued)

Principal
Amount		Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Collateralized Mortgage Obligations (Continued)
1,000,000	Series 2802, Class NC, 5.000% due 05/15/2028	$999,875
534,938	Series 43, Class D, 10.000% due 06/15/2020	535,735
2,904,882	Series T-7, Class A6, 7.030% due 08/25/2028	3,015,470
	FNMA:
7,500,000	Series 1993-203, Class PL, 6.500% due 10/25/2023	7,817,605
4,166,920	Series 1993-226, Class PN, 9.000% due 05/25/2022	4,260,875
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,719,780
7,634,900	Series 1996-28, Class PJ, 6.500% due 12/25/2024	7,973,841
275,699	Series 1996-70, Class PJ, 6.500% due 02/25/2026	275,775
223,666	Series 1997-13, Class QE, 6.500% due 04/18/2026	225,532

		51,277,479

Federal Home Loan Mortgage Corporation (FHLMC) — 1.2%
	FHLMC:
295,507	Pool #A01048, Gold, 8.500% due 02/01/2020	326,726
624,149	Pool #E00160, Gold, 7.000% due 11/01/2007	650,923
195,160	Pool #G00479, Gold, 9.000% due 04/01/2025	219,271

		1,196,920

Federal National Mortgage Association (FNMA) — 4.6%
	FNMA:
12,091	Pool #040305, 11.500% due 02/01/2014	13,529
1,250	Pool #058255, 11.500% due 11/01/2010	1,362

See Notes to Financial Statements.

2

Principal
Amount		Value

Federal National Mortgage Association (Continued)
19,428	Pool #081585, 11.500% due 07/01/2012	$21,636
316,428	Pool #100081, 11.500% due 08/20/2016	358,379
57,290	Pool #210448, 11.500% due 11/01/2015	64,106
158,435	Pool #303105, 11.000% due 11/01/2020	178,694
67,951	Pool #336457, 10.500% due 11/01/2020	76,099
1,959,933	Pool #385677, 4.680% due 12/01/2012	1,940,134
1,957,157	Pool #386314, 3.790% due 07/01/2013	1,826,754

		4,480,693

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $54,525,189)		56,955,092

U.S. TREASURY OBLIGATIONS — 24.6%
U.S. Treasury Bonds — 24.6%
3,650,000	6.250% due 05/15/2030**	4,086,715
5,000,000	6.500% due 11/15/2026**	5,716,210
4,000,000	7.500% due 11/15/2016**	4,931,092
5,000,000	8.000% due 11/15/2021**	6,553,515
2,000,000	8.125% due 08/15/2019**	2,619,376

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,903,050)		23,906,908

REPURCHASE AGREEMENT — 0.6%
(Cost $636,000)
636,000	Agreement with State Street Bank and Trust Company, 1.150% dated 06/30/2004, to be repurchased at $636,020 on 07/01/2004, collateralized by $660,000 FHLB, 2.080% maturing 6/30/2006 (value $653,400)	636,000

See Notes to Financial Statements.

3

Munder U.S. Government Income Fund

Portfolio of Investments, June 30, 2004 (continued)

		Value

OTHER INVESTMENTS*
(Cost $16,439,547)	16.9%	$16,439,547

TOTAL INVESTMENTS
(Cost $111,351,650)	116.8	113,658,516
OTHER ASSETS AND LIABILITIES (Net)	(16.8)	(16,364,623)

NET ASSETS	100.0%	$97,293,893

*	As of June 30, 2004, the market value of the securities on loan is $16,222,408. Cash collateral received for securities loaned of $16,439,547 is invested in 16,439,547 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Security, or a portion thereof, is on loan.

ABBREVIATION:

FHLB — Federal Home Loan Bank

See Notes to Financial Statements.

4

[This Page Intentionally Left Blank]

5

Munder U.S. Government Income Fund

Statement of Assets and Liabilities, June 30, 2004

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $16,222,408 of securities loaned)	$113,022,516
Repurchase agreement	636,000

Total Investments	113,658,516
Cash	527
Interest receivable	828,134
Receivable for Fund shares sold	33,149
Prepaid expenses and other assets	34,756

Total Assets	114,555,082

LIABILITIES:
Payable for Fund shares redeemed	679,083
Payable upon return of securities loaned	16,439,547
Trustees’ fees and expenses payable	29,267
Transfer agency/record keeping fees payable	26,584
Distribution and shareholder servicing fees payable — Class A, B and C Shares	16,546
Administration fees payable	10,826
Shareholder servicing fees payable — Class K Shares	8,291
Custody fees payable	2,960
Investment advisory fees payable	1,147
Accrued expenses and other payables	46,938

Total Liabilities	17,261,189

NET ASSETS	$97,293,893

Investments, at cost	$111,351,650

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$14,808
Accumulated net realized loss on investments sold	(726,208)
Net unrealized appreciation of investments	2,306,866
Paid-in capital	95,698,427

$97,293,893

NET ASSETS:
Class A Shares	$14,052,649

Class B Shares	$9,491,538

Class C Shares	$2,268,606

Class K Shares	$50,304,543

Class Y Shares	$21,176,557

SHARES OUTSTANDING:
Class A Shares	1,392,811

Class B Shares	939,613

Class C Shares	224,869

Class K Shares	4,980,001

Class Y Shares	2,096,715

CLASS A SHARES:
Net asset value and redemption price per share	$10.09

Maximum sales charge	4.00%
Maximum offering price per share	$10.51

CLASS B SHARES:
Net asset value and offering price per share*	$10.10

CLASS C SHARES:
Net asset value and offering price per share*	$10.09

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.10

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.10

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder U.S. Government Income Fund

Statement of Operations, For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest	$7,511,243
Securities lending	16,380

Total Investment Income	7,527,623

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	42,842
Class B Shares	142,865
Class C Shares	28,757
Shareholder servicing fees:
Class K Shares	214,146
Investment advisory fees	726,205
Administration fees	205,045
Transfer agency/record keeping fees	119,318
Registration and filing fees	55,441
Legal and audit fees	53,738
Custody fees	36,715
Trustees’ fees and expenses	26,266
Other	58,058

Total Expenses	1,709,396
Fees waived by transfer agent	(2,416)

Net Expenses	1,706,980

NET INVESTMENT INCOME	5,820,643

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	2,767,452
Futures contracts	64,969
Net change in unrealized appreciation/(depreciation) of securities	(10,743,315)

Net realized and unrealized loss on investments	(7,910,894)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,090,251)

See Notes to Financial Statements.

8

Munder U.S. Government Income Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Net investment income	$5,820,643	$10,514,368
Net realized gain from security transactions and futures contracts	2,832,421	1,760,841
Net change in unrealized appreciation/(depreciation) of securities	(10,743,315)	3,457,402

Net increase/(decrease) in net assets resulting from operations	(2,090,251)	15,732,611
Dividends to shareholders from net investment income:
Class A Shares	(993,684)	(755,830)
Class B Shares	(710,952)	(890,773)
Class C Shares	(145,040)	(154,874)
Class K Shares	(4,782,004)	(6,875,351)
Class Y Shares	(1,508,516)	(1,979,758)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(3,379,395)	5,503,299
Class B Shares	(10,096,492)	5,518,204
Class C Shares	(1,211,626)	1,342,314
Class K Shares	(76,452,401)	(23,592,161)
Class Y Shares	(8,603,639)	(9,281,324)

Net decrease in net assets	(109,974,000)	(15,433,643)
NET ASSETS
Beginning of year	207,267,893	222,701,536

End of year	$97,293,893	$207,267,893

Undistributed net investment income	$14,808	$910,947

See Notes to Financial Statements.

9

Munder U.S. Government Income Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Amount
Class A Shares:
Sold*	$9,834,683	$19,625,637
Issued as reinvestment of dividends	764,800	624,070
Redeemed	(13,978,878)	(14,746,408)

Net increase/(decrease)	$(3,379,395)	$5,503,299

Class B Shares:
Sold	$1,007,898	$15,991,091
Issued as reinvestment of dividends	356,161	406,304
Redeemed*	(11,460,551)	(10,879,191)

Net increase/(decrease)	$(10,096,492)	$5,518,204

Class C Shares:
Sold	$532,523	$4,916,195
Issued as reinvestment of dividends	72,288	76,690
Redeemed	(1,816,437)	(3,650,571)

Net increase/(decrease)	$(1,211,626)	$1,342,314

Class K Shares:
Sold	$11,642,459	$24,119,414
Issued as reinvestment of dividends	6,591	5,431
Redeemed	(88,101,451)	(47,717,006)

Net decrease	$(76,452,401)	$(23,592,161)

Class Y Shares:
Sold	$4,059,534	$10,240,111
Issued as reinvestment of dividends	16,412	15,298
Redeemed	(12,679,585)	(19,536,733)

Net decrease	$(8,603,639)	$(9,281,324)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2004	June 30, 2003

Shares
Class A Shares:
Sold*	942,167	1,831,624
Issued as reinvestment of dividends	74,066	58,087
Redeemed	(1,346,705)	(1,375,833)

Net increase/(decrease)	(330,472)	513,878

Class B Shares:
Sold	96,765	1,487,411
Issued as reinvestment of dividends	34,460	37,783
Redeemed*	(1,104,772)	(1,011,456)

Net increase/(decrease)	(973,547)	513,738

Class C Shares:
Sold	50,813	456,893
Issued as reinvestment of dividends	7,002	7,139
Redeemed	(175,044)	(339,849)

Net increase/(decrease)	(117,229)	124,183

Class K Shares:
Sold	1,121,156	2,254,596
Issued as reinvestment of dividends	638	505
Redeemed	(8,464,118)	(4,447,648)

Net decrease	(7,342,324)	(2,192,547)

Class Y Shares:
Sold	391,578	950,972
Issued as reinvestment of dividends	1,589	1,423
Redeemed	(1,219,820)	(1,807,879)

Net decrease	(826,653)	(855,484)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder U.S. Government Income Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$10.77	$10.53	$10.20	$9.79	$10.03

Income/(loss) from investment operations:
Net investment income	0.42	0.51	0.56	0.60	0.59
Net realized and unrealized gain/(loss) on investments	(0.49)	0.25	0.35	0.42	(0.23)

Total from investment operations	(0.07)	0.76	0.91	1.02	0.36

Less distributions:
Dividends from net investment income	(0.61)	(0.52)	(0.58)	(0.61)	(0.60)
Distributions from net realized gains	—	—	—	—	(0.00	)(d)
Distributions in excess of net realized gains	—	—	—	—	(0.00	)(d)

Total distributions	(0.61)	(0.52)	(0.58)	(0.61)	(0.60)

Net asset value, end of period	$10.09	$10.77	$10.53	$10.20	$9.79

Total return(b)	(0.67)%	7.31%	9.15%	10.52%	3.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,053	$18,559	$12,739	$8,153	$3,988
Ratio of operating expenses to average net assets	1.14%	1.03%	0.94%	0.97%	0.97%
Ratio of net investment income to average net assets	4.06%	4.73%	5.37%	5.86%	6.07%
Portfolio turnover rate	52%	28%	19%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	1.14%	1.03%	0.94%	0.97%	0.97%

(a)	The Munder U.S. Government Income Fund Class A Shares and Class B Shares commenced operations on July 28, 1994 and September 6, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$10.78	$10.55	$10.21	$9.79	$10.03

0.34	0.43	0.48	0.52	0.52
(0.49)	0.24	0.36	0.43	(0.24)

(0.15)	0.67	0.84	0.95	0.28

(0.53)	(0.44)	(0.50)	(0.53)	(0.52)
—	—	—	—	(0.00	)(d)
—	—	—	—	(0.00	)(d)

(0.53)	(0.44)	(0.50)	(0.53)	(0.52)

$10.10	$10.78	$10.55	$10.21	$9.79

(1.41)%	6.40%	8.43%	9.90%	2.97%

$9,492	$20,631	$14,759	$10,455	$5,270
1.89%	1.78%	1.69%	1.72%	1.72%
3.31%	3.98%	4.62%	5.11%	5.32%
52%	28%	19%	23%	15%
1.89%	1.78%	1.69%	1.72%	1.72%

See Notes to Financial Statements.

13

Munder U.S. Government Income Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$10.77	$10.53	$10.20	$9.77	$10.02

Income/(loss) from investment operations:
Net investment income	0.34	0.43	0.48	0.52	0.52
Net realized and unrealized gain/(loss) on investments	(0.49)	0.25	0.35	0.44	(0.25)

Total from investment operations	(0.15)	0.68	0.83	0.96	0.27

Less distributions:
Dividends from net investment income	(0.53)	(0.44)	(0.50)	(0.53)	(0.52)
Distributions from net realized gains	—	—	—	—	(0.00	)(d)
Distributions in excess of net realized gains	—	—	—	—	(0.00	)(d)

Total distributions	(0.53)	(0.44)	(0.50)	(0.53)	(0.52)

Net asset value, end of period	$10.09	$10.77	$10.53	$10.20	$9.77

Total return(b)	(1.41)%	6.51%	8.33%	10.02%	2.87%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,269	$3,684	$2,295	$2,301	$1,228
Ratio of operating expenses to average net assets	1.89%	1.78%	1.69%	1.72%	1.72%
Ratio of net investment income to average net assets	3.31%	3.98%	4.62%	5.11%	5.32%
Portfolio turnover rate	52%	28%	19%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	1.89%	1.78%	1.69%	1.72%	1.72%

(a)	The Munder U.S. Government Income Fund Class C Shares and Class K Shares commenced operations on August 12, 1996 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$10.78	$10.55	$10.21	$9.79	$10.03

0.42	0.51	0.56	0.59	0.60
(0.49)	0.24	0.36	0.44	(0.24)

(0.07)	0.75	0.92	1.03	0.36

(0.61)	(0.52)	(0.58)	(0.61)	(0.60)
—	—	—	—	(0.00	)(d)
—	—	—	—	(0.00	)(d)

(0.61)	(0.52)	(0.58)	(0.61)	(0.60)

$10.10	$10.78	$10.55	$10.21	$9.79

(0.67)%	7.20%	9.25%	10.74%	3.74%

$50,305	$132,875	$153,065	$170,872	$177,334
1.14%	1.03%	0.94%	0.97%	0.97%
4.06%	4.73%	5.37%	5.86%	6.07%
52%	28%	19%	23%	15%
1.14%	1.03%	0.94%	0.97%	0.97%

See Notes to Financial Statements.

15

Munder U.S. Government Income Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$10.78	$10.54	$10.21	$9.79	$10.03

Income/(loss) from investment operations:
Net investment income	0.45	0.54	0.59	0.62	0.62
Net realized and unrealized gain/(loss) on investments	(0.50)	0.24	0.35	0.43	(0.24)

Total from investment operations	(0.05)	0.78	0.94	1.05	0.38

Less distributions:
Dividends from net investment income	(0.63)	(0.54)	(0.61)	(0.63)	(0.62)
Distributions from net realized gains	—	—	—	—	(0.00	)(d)
Distributions in excess of net realized gains	—	—	—	—	(0.00	)(d)

Total distributions	(0.63)	(0.54)	(0.61)	(0.63)	(0.62)

Net asset value, end of period	$10.10	$10.78	$10.54	$10.21	$9.79

Total return(b)	(0.42)%	7.57%	9.42%	11.03%	4.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,177	$31,518	$39,843	$29,599	$32,453
Ratio of operating expenses to average net assets	0.89%	0.78%	0.69%	0.72%	0.72%
Ratio of net investment income to average net assets	4.31%	4.98%	5.62%	6.11%	6.32%
Portfolio turnover rate	52%	28%	19%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	0.89%	0.78%	0.69%	0.72%	0.72%

(a)	The Munder U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

16

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004

1. Organization

    As of June 30, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder U.S. Government Income Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide high current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. As of June 30, 2004, the Class R Shares of the Fund had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices to be used in valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing

17

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

commonly used for valuing such securities. Securities and assets for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: The Fund entered into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/ (depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

18

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: During the year ended June 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2004, such waivers were $2,416 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

19

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services provided during the year ended June 30, 2004, Munder Capital Management (the “Advisor”) was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    The administration fees paid to the Advisor by the Fund prior to June 1, 2004 were based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST with the exception of the Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund portfolios of MST which were subject to a different fee schedule. For the period February 10, 2004 through May 31, 2004, the annual fee for the Fund was fixed at 0.1346%. Prior to February 10, 2004, the following fee schedule was in effect for the Fund:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    For the year ended June 30, 2004, the Advisor earned $205,045 before payment of sub-administration fees and $77,400 after payment of

20

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2004, the Fund paid an effective rate of 0.1412% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of June 30, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $10,104 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2004.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other

21

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2004, the Fund paid $71 to Comerica Securities and $189,774 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $71,551,821 and $114,040,834 respectively, for the year ended June 30, 2004.

    At June 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $3,685,889 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,563,257 and net appreciation for Federal income tax purposes was $2,122,632. At June 30, 2004, aggregate cost for Federal income tax purposes was $111,535,884.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on

22

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

the daily amount of the unused commitment. During the year ended June 30, 2004, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2004 total commitment fees for the Fund were $3,181.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2004, permanent differences resulting primarily from different book and tax accounting for paydown gains and losses and premium amortization were reclassified at year end. These reclassifications had no effect on net income, net assets or net asset value per share.

    During the years ended June 30, 2004 and June 30, 2003, distributions of $8,140,196 and $10,656,586, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed		Unrealized
Ordinary	Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$39,035	$(541,974)	$2,122,632	$1,619,693

    The differences between book and tax distributable earnings are primarily due to wash sales, premium amortization adjustments and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $541,974 of unused capital losses, expiring in 2009.

23

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

9. Subsequent Events (Unaudited)

    On August 10, 2004, the Board of Trustees approved a change in the structure of the fee paid to the Advisor for its advisory services. Effective August 10, 2004, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% on the first $1 billion of average daily net assets; and 0.45% on average daily net assets in excess of $1 billion.

    On August 10, 2004, the Board of Trustees approved an amendment to the terms of its contract with the transfer agent, which eliminated the transfer agent’s obligation to waive a portion of the fees it charges the Fund.

10. Tax Information (Unaudited)

    The percentages of total net assets invested in U.S. Government and U.S. Government Agency obligations at June 30, 2004 were as follows:

Federal Home Loan Mortgage Corporation	42.6%
Federal National Mortgage Association	32.1%
U.S. Treasury Bonds	24.6%

11. Quarterly Portfolio Schedule (Unaudited)

    No later than November 29, 2004, the Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first 2005 fiscal quarter ending on September 30, 2004. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

24

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

13. Proxy Voting Record (Unaudited)

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. Once filed, the most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Charles W. Elliott c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 72	Trustee and Chairman	Indefinite since 11/89	Consultant, self-employed (since 7/95); Senior Advisor to President, Western Michigan University (7/95 to 12/98).	31	None

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction company) (since 1991).	31	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	31	None

25

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

				Number of
				Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Position(s)with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	31	None

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite since 2/93	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	31	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 55	Trustee	Indefinite since 2/03	President of State and Local Government/ Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (since 1/03); Governor of the State of Michigan (1/91 to 1/03).	31	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

26

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Positions(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	31	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04).

27

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

Number of
Portfolios
		Term of		in Fund
		Office(1) and	Principal	Complex
	Positions(s) with	Length of	Occupation(s)	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	During Past 5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 65	Trustee	since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	31	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

28

Munder U.S. Government Income Fund

Notes to Financial Statements, June 30, 2004 (continued)

Term of
Office(1) and
	Position(s)	Length of Time
Name, Address and Age	with the Funds	Served(2)	Principal Occupation(s) During Past 5 Years

Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 41	President and Principal Executive Officer	through 2/05; since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); President and Chief Investment Officer of Munder Capital Management (1/02 to 8/04); Chief Investment Officer/Equity of Munder Capital Management (5/00 to 1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97 to 5/00).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary and Chief Legal Officer	through 2/05; since 8/00	General Counsel of Munder Capital Management (investment advisor) (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 38	Vice President and Principal Financial Officer	through 2/05; since 2/01	Chief Administration Officer of Munder Capital Management (investment advisor) (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 35	Treasurer and Principal Accounting Officer	through 2/05; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

29

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder U.S. Government Income Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder U.S. Government Income Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder U.S. Government Income Fund of Munder Series Trust at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 13, 2004

30

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNUSGVT604

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 11(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John Rakolta, Jr., David J. Brophy, Arthur T. Porter and Thomas Eckert are each an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR). Dr. Brophy qualifies as an audit committee financial expert based on his experience as a Professor of Finance at the University of Michigan Business School since 1966, service as a director and advisor to a number of financial services firms and past service as a director of several public companies.

Item 4. Principal Accountant Fees and Services.

The registrant has 29 series. The following series of the registrant have a fiscal year ended December 31: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund, Munder Institutional Money Market Fund and Liquidity Money Market Fund (the “12/31 Munder Funds”). The following series of the registrant have a fiscal year ended June 30: Munder Balanced Fund, Munder Bond Fund, Munder Cash Investment Fund, Munder Emerging Markets Fund, Munder Future Technology Fund®, Munder Index 500 Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder International Equity Fund, Munder International Growth Fund, Munder Large-Cap Value Fund, Munder Michigan Tax-Free Bond Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund, Munder Multi-Season Growth Fund®, Munder NetNet Fund®, Munder Power Plus Fund®, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Money Market Fund, Munder Tax-Free Short & Intermediate Bond Fund and Munder U.S. Government Income Fund (the “6/30 Munder Funds”).

Information provided in response to Item 4 includes amounts billed during the applicable fiscal years for services rendered by Ernst & Young LLP (“E&Y”), the registrant’s principal accountant, to (1) the 12/31 Munder Funds and the 6/30 Munder Funds when such Funds were series of other affiliated investment companies prior to being reorganized into series of the registrant and (2) series of the registrant that were liquidated during the relevant time period.

(a)	Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds
Year ended 6/30/04	N/A	$414,000
Year ended 12/31/03	$75,500	N/A
Year ended 6/30/03	N/A	$403,750
Year ended 12/31/02	$72,500	N/A

(b)	Audit Related Fees

The registrant was not billed any fees by E&Y for the last two fiscal years ended December 31or June 30 for the 12/31 Munder Funds or 6/30 Munder Funds for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements and not otherwise included above.

During the fiscal years ended June 30, 2004 and 2003, no fees for assurance and related services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(c)	Tax Fees

The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds
Year ended 6/30/04	N/A	$139,950
Year ended 12/31/03	$31,000	N/A
Year ended 6/30/03	N/A	$127,500
Year ended 12/31/02	$24,500	N/A

During the fiscal years ended June 30, 2004 and 2003, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(d)	All Other Fees

The aggregate fees billed by E&Y for professional services associated with identifying any passive foreign investment companies that the registrant may hold in order to ensure their appropriate tax treatment for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	12/31	6/30
	Munder Funds	Munder Funds
Year ended 6/30/04	N/A	$28,000
Year ended 12/31/03	$0	N/A
Year ended 6/30/03	N/A	$28,000
Year ended 12/31/02	$0	N/A

During the fiscal years ended June 30, 2004 and 2003, no fees for other services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(e)	Pre-Approval Policies and Procedures

Pursuant to the registrant’s Audit Committee Charter (“Charter”), the Audit Committee is responsible for approving in advance the firm to be employed as the registrant’s independent auditor. In addition, the Charter provides that the Audit Committee is responsible for approving any and all proposals by the registrant, its investment adviser or their affiliated persons or any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant to employ the independent auditor to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor’s independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve permissible non-audit services to the registrant, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting. Since November 12, 2002, the Audit Committee has delegated such authority to its Chairman.

Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by E&Y to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. As disclosed above in Items 4(b) through (d), there were no fees for such services during the applicable periods.

(f)       Less than 50 percent of the hours expended on E&Y’s engagement to audit the registrant’s financial statements for the fiscal year ended December 31, 2003 for the 12/31 Munder Funds and for the fiscal year ended June 30, 2004 for the 6/30 Munder Funds were attributed to work performed by persons other than E&Y’s full-time, permanent employees.

(g)       E&Y did not bill the registrant for any other non-audit services for the fiscal years ended December 31, 2003 and 2002 for the 12/31 Munder Funds or for the fiscal years ended June 30, 2004 and 2003 for the 6/30 Munder Funds other than as disclosed above.

The aggregate non-audit fees billed by E&Y for services rendered to Munder Capital Management, the registrant’s investment adviser, for the fiscal years ended June 30, 2004 and 2003 were $211,473 and $249,184, respectively. The aggregate non-audit fees billed by E&Y for services rendered to entities controlling, controlled by, or under common control with Munder Capital Management that provide ongoing services to the registrant, for the fiscal years ended June 30, 2004 and 2003 were $56,349 and $41,000, respectively.

(h)       The registrant’s Audit Committee has determined that the non-audit services E&Y has rendered to Munder Capital Management and any entity controlling, controlled by, or under common control with Munder Capital Management that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 10. Controls and Procedures.

(a)       Within 90 days of the filing date of this Form N-CSR, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)  The Code of Ethics is attached hereto.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)  Not applicable.

(b)       The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang

Enrique Chang President

Date:	September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang

Enrique Chang
President and Principal Executive Officer

Date:	September 3, 2004

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	September 3, 2004